UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA 90067-6022
(Address of principal executive offices)  (Zip code)

Vincent M. Marra
Senior Vice President
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311
(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: January 31
Date of reporting period: April 30, 2007

Item 1. Schedule of Investments.

SUNAMERICA SERIES TRUST
CASH MANAGEMENT PORTFOLIO
Portfolio of Investments — April 30, 2007
(unaudited)

Short-Term Investment Securities — 99.1%	Principal	Value
	Amount	(Note 1)

CERTIFICATES OF DEPOSIT — 0.6%
Florabama Properties LLC 5.59% due 05/03/07(1)(2) (LOC-South Trust Bank)	$2,315,000	$2,315,000
James O. Lunceford Gardner Holding Co., Inc. 5.59% due 05/03/07(1)(2) (LOC-South Trust Bank)	550,000	550,000

TOTAL CERTIFICATES OF DEPOSIT (cost $2,865,478)		2,865,000

COMMERCIAL PAPER — 70.6%
Axon Funding, Ltd./ Axon LLC 5.19% due 10/18/07*	23,500,000	22,924,015
Brahms Funding Corp. 5.28% due 06/06/07*	15,000,000	14,920,875
Carrera Capital Finance, Ltd. 5.25% due 05/04/07*	5,000,000	4,997,812
Citibank Credit Card Issuance Trust 5.26% due 05/14/07*	15,000,000	14,971,535
Concord Minutemen Capital Co. 5.32% due 05/18/07*	20,000,000	19,949,944
Crown Point Co. 5.30% due 05/18/07*	20,000,000	19,949,944
Deer Valley Funding LLC 5.31% due 05/02/07*	22,500,000	22,496,684
Giro Balanced Funding Corp. 5.32% due 05/01/07*	13,953,000	13,953,000
Greyhawk Funding LLC 5.27% due 05/22/07*	20,000,000	19,938,575
Kestrel Funding PLC 5.32% due 07/19/07*	15,000,000	14,827,650
KKR Atlantic Funding Trust 5.29% due 05/29/07*	20,000,000	19,917,711
KLIO III Funding Corp. 5.25% due 05/08/07*	15,686,000	15,669,987
Manhattan Asset Funding Co. LLC 5.25% due 05/09/07*	15,000,000	14,982,500
New Center Asset Trust 5.21% due 08/17/07	10,000,000	9,842,400
Rams Funding Three LLC 5.30% due 05/11/07*	20,000,000	19,970,556
Rhineland Funding Capital 5.28% due 07/09/07*	15,000,000	14,845,950
Sandlot Funding 5.28% due 07/13/07*	1,645,000	1,627,399
Silver Tower U.S. Funding LLC 5.25% due 05/21/07*	20,000,000	19,941,667
Sunbelt Funding Corp. 5.25% due 05/04/07*	17,500,000	17,492,344
Thornburg Mtg. Capital Resources LLC 5.29% due 05/24/07*	20,000,000	19,932,406
Thornburg Mtg. Capital Resources LLC 5.30% due 05/08/07*	1,000,000	998,969
Victory Receivable Corp. 5.28% due 05/17/07*	20,000,000	19,953,067

TOTAL COMMERCIAL PAPER (cost $344,108,107)		344,104,990

CORPORATE SHORT-TERM NOTES —24.8%
Cheyne Finance LLC Notes 5.32% due 07/25/07(3)	8,000,000	7,998,880
Cheyne Finance LLC Notes 5.33% due 07/25/07(3)	5,500,000	5,500,110
Cullinan Finance Corp. Notes 5.29% due 06/25/07(3)	15,000,000	14,997,600
Cullinan Finance Corp. Notes 5.32% due 06/06/07(3)	1,000,000	999,840
JPMorgan Chase & Co. 5.30% due 04/11/08(3)	20,000,000	19,989,800
Long Island College Hospital NY 5.28% due 06/29/07	13,700,000	13,581,449
Merrill Lynch & Co., Inc. 5.30% due 05/18/07(3)	3,250,000	3,249,740
National City Bank 5.32% due 06/18/07	20,000,000	19,999,400
Harrier Finance Funding LLC 5.32% due 05/04/07(3)	8,000,000	7,999,992
Sedna Finance, Inc. 5.33% due 06/08/07(3)	5,000,000	4,999,350
Sigma Finance, Inc. 5.37% due 05/21/07(3)	3,500,000	3,500,105
Whistlejacket Capital, Ltd. 5.32% due 11/21/07(3)	5,000,000	4,999,850
Whistlejacket Capital, Ltd. 5.32% due 11/28/07(3)	1,000,000	999,970
White Pine Finance LLC 5.32% due 08/15/07(3)	12,000,000	12,001,560

TOTAL CORPORATE SHORT TERM NOTES (cost $120,825,742)		120,817,646

MUNICIPAL BONDS & NOTES — 3.1%
Texas State Veterans Housing Class B-2 5.30% due 05/02/07(2)	10,000,000	10,000,000
Texas State Veterans Housing Class C 5.31% due 05/02/07(2)	5,220,000	5,220,000

TOTAL MUNICIPAL BONDS & NOTES (cost $15,220,000)		15,220,000

TOTAL INVESTMENTS
(cost $483,019,327)(4)	99.1%	483,007,636
Other assets less liabilities	0.9	4,423,982

NET ASSETS	100.0%	$487,431,618

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At April 30, 2007, the aggregate value of these securities was $334,262,590 representing 68.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security; see Note 1

(2)	Variable Rate Security-the rate reflected is as of April 30, 2007, maturity date reflects next reset date.

(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of April 30, 2007

(4)	Note 4 for cost of investment on a tax basis

LOC— Letter of Credit

Industry Allocation*

Structured Investment Vehicles	21.7%
Holding Companies	14.8%
Finance	12.2%
Multi-Asset	10.1%
Banks	6.9%
Mortgages	4.3%
Foreign Mortgages	4.1%
Money Center Banks	4.1%
Foreign	4.1%
Trade Receivables	4.1%
U.S. Municipal Bonds & Notes	3.8%
Collateralized Debt/Loan/Bond Obligations	3.2%
Credit Card	3.1%
Auto	2.0%
Investment Banker/Broker	0.6%

99.1%

*	Calculated as a percentage of net assets.

#	Calculated as a percentage of total debit issues, including short term securities.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
CORPORATE BOND PORTFOLIO
Portfolio of Investments — April 30, 2007
(unaudited)

ASSET BACKED SECURITIES — 0.0%	Shares/ Principal Amount	Value (Note 1)

DIVERSIFIED FINANCIAL SERVICES — 0.0%
125 Home Loan Owner Trust Series 1998-1A, Class B1 9.26% due 02/15/29*(1)	$72,632	$72,632
SMFC Trust Series 1997-A, Class B1-4 7.89% due 01/28/27*(1)(2)(3)	7,434	5,353

		77,985

TOTAL ASSET BACKED SECURITIES (cost $79,517)

Corporate Bonds & Notes — 70.2%

ADVERTISING SALES — 0.1%
Lamar Media Corp. Company Guar. Notes 6.63% due 08/15/15	175,000	173,688
Lamar Media Corp. Company Guar. Notes Class B 6.63% due 08/15/15	400,000	397,000

		570,688

ADVERTISING SERVICES — 0.4%
Advanstar Communications, Inc. Sec. Notes 10.75% due 08/15/10	150,000	163,125
Advanstar Communications, Inc. Company Guar. Notes 12.00% due 02/15/11	350,000	365,312
Advanstar, Inc. Company Guar. Notes 15.00% due 10/15/11(4)	75,000	78,188
RH Donnelley Corp. Senior Disc. Notes Class A-1 6.88% due 01/15/13	525,000	520,406
RH Donnelley Corp. Senior Disc. Notes Class A-2 6.88% due 01/15/13	300,000	297,375
RH Donnelley Corp. Senior Notes 8.88% due 01/15/16	325,000	352,625
RH Donnelley Corp. Company Guar. Notes 10.88% due 12/15/12	225,000	243,563
WDAC Subsidiary Corp. Senior Notes 8.38% due 12/01/14*	600,000	634,500

		2,655,094

AEROSPACE/DEFENSE — 1.8%
Boeing Co. Notes 5.13% due 02/15/13	1,000,000	1,000,168
Boeing Co. Debentures 8.75% due 09/15/31	900,000	1,262,075
Lockheed Martin Corp. Company Guar. Debentures 7.65% due 05/01/16	2,000,000	2,318,796
Raytheon Co. Senior Notes 5.38% due 04/01/13	6,750,000	6,785,255

		11,366,294

AEROSPACE/DEFENSE-EQUIPMENT — 0.2%
Alliant Techsystems, Inc. Company Guar. Notes 6.75% due 04/01/16	275,000	278,438
DRS Technologies, Inc. Company Guar. Notes 6.63% due 02/01/16	450,000	454,500
TransDigm, Inc. Senior Sub. Notes 7.75% due 07/15/14*	100,000	103,750

		836,688

AGRICULTURAL CHEMICALS — 0.1%
Terra Capital, Inc. Senior Notes 7.00% due 02/01/17*	350,000	343,000
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	100,000	104,000
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	225,000	240,187

		687,187

AGRICULTURAL OPERATIONS — 0.1%
Eurofresh, Inc. Senior Notes 11.50% due 01/15/13*	400,000	394,000

AIRLINES — 0.4%
Southwest Airlines Co. Notes 6.50% due 03/01/12	1,320,000	1,379,721
Southwest Airlines Co. Debentures 7.38% due 03/01/27	1,215,000	1,314,597

		2,694,318

APPLIANCES — 0.1%
ALH Finance LLC/ALH Finance Corp. Senior Sub. Notes 8.50% due 01/15/13	575,000	577,875

APPLICATIONS SOFTWARE — 0.1%
Serena Software, Inc. Company Guar. Notes 10.38% due 03/15/16	400,000	434,500
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	400,000	451,500

		886,000

AUTO-CARS/LIGHT TRUCKS — 1.3%
DaimlerChrysler NA Holding Corp. Notes 4.88% due 06/15/10	4,250,000	4,210,186

DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	1,370,000	1,442,212
Ford Motor Co. Notes 7.45% due 07/16/31	475,000	375,844
General Motors Corp. Senior Notes 7.13% due 07/15/13	200,000	184,750
General Motors Corp. Notes 7.20% due 01/15/11	1,000,000	955,000
General Motors Corp. Debentures 7.40% due 09/01/25	700,000	587,125
General Motors Corp. Senior Bonds 8.38% due 07/15/33	300,000	271,125
General Motors Corp. Notes 9.45% due 11/01/11	250,000	245,000

		8,271,242

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.2%
Stanadyne Corp. Senior Sub. Notes 10.00% due 08/15/14	275,000	294,250
Stanadyne Holdings, Inc. Senior Disc. Notes 12.00% due 02/15/15(4)	175,000	144,375
Tenneco Automotive, Inc. Company Guar. Notes 8.63% due 11/15/14	150,000	159,375
United Components, Inc. Senior Sub. Notes 9.38% due 06/15/13	450,000	468,000

		1,066,000

BANKS-COMMERCIAL — 2.9%
City National Bank Sub. Notes 6.38% due 01/15/08	1,225,000	1,230,215
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	1,236,000	1,280,987
Hudson United Bank Sub. Notes 7.00% due 05/15/12	1,000,000	1,074,598
Manufacturers & Traders Trust Co. Sub. Notes 5.63% due 12/01/21(6)	2,235,000	2,213,851
Marshall & Ilsley Bank Notes 4.40% due 03/15/10	2,500,000	2,449,662
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	1,700,000	1,709,972
State Street Bank & Trust Co. Sub. Notes 5.30% due 01/15/16	770,000	765,700
US Bank National Assoc. Sub. Notes 4.95% due 10/30/14	3,690,000	3,609,827
Wachovia Bank NA Sub. Notes 4.80% due 11/01/14	2,000,000	1,932,736
Wachovia Bank NA Sub. Notes 4.88% due 02/01/15	1,350,000	1,307,942
Zions Bancorp. Sub. Notes 5.50% due 11/16/15	1,490,000	1,477,235

		19,052,725

BANKS-FIDUCIARY — 0.1%
Northern Trust Corp. Senior Notes 5.30% due 08/29/11	960,000	970,502

BANKS-SUPER REGIONAL — 2.4%
Banc One Corp. Sub. Debentures 8.00% due 04/29/27	460,000	562,605
Bank of America Corp. Senior Notes 5.38% due 06/15/14	5,000,000	5,024,660
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	1,360,000	1,371,806
PNC Funding Corp. Company Guar. Notes 7.50% due 11/01/09	1,710,000	1,808,171
Wachovia Corp. Sub. Notes 5.63% due 12/15/08	2,000,000	2,017,060
Wells Fargo Bank NA Sub. Notes 6.45% due 02/01/11	5,000,000	5,235,685

		16,019,987

BEVERAGES-NON-ALCOHOLIC — 0.3%
Bottling Group LLC Senior Notes 5.50% due 04/01/16	1,710,000	1,720,677
Cott Beverages, Inc. Company Guar. Notes 8.00% due 12/15/11	400,000	410,000

		2,130,677

BEVERAGES-WINE/SPIRITS — 0.0%
Constellation Brands, Inc. Company Guar. Notes 8.00% due 02/15/08	300,000	303,750

BREWERY — 0.4%
Anheuser-Busch Cos., Inc. Notes 5.60% due 03/01/17	2,290,000	2,312,069

BROADCAST SERVICES/PROGRAM — 0.0%
XM Satellite Radio, Inc. Company Guar. Notes 9.75% due 05/01/14	175,000	175,438

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.5%
CRH America, Inc. Company Guar. Notes 5.30% due 10/15/13	1,750,000	1,720,635
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	475,000	494,000
Nortek, Inc. Senior Sub. Notes 8.50% due 09/01/14	175,000	172,812
NTK Holdings, Inc. Senior Disc. Notes 10.75% due 03/01/14(4)	125,000	93,750
Panolam Industries International, Inc. Senior Sub. Notes 10.75% due 10/01/13*	475,000	508,250

		2,989,447

BUILDING & CONSTRUCTION-MISC. — 0.1%
Esco Corp. Senior Notes 5.63% due 12/15/13*	325,000	342,875
Esco Corp. Senior Notes 9.23% due 12/15/13*(6)	100,000	103,500

		446,375

BUILDING PRODUCTS-AIR & HEATING — 0.0%
Goodman Global Holdings, Inc. Senior Sub. Notes 7.88% due 12/15/12	100,000	100,750
Goodman Global Holdings, Inc. Senior Notes 8.36% due 06/15/12(6)	90,000	91,350

		192,100

BUILDING PRODUCTS-CEMENT — 0.1%
Texas Industries, Inc. Senior Notes 7.25% due 07/15/13	375,000	388,594

CABLE TV — 2.5%
CCH I LLC/CCH II Capital Corp. Sec. Notes 11.00% due 10/01/15	207,000	219,938
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	650,000	692,250
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	175,000	192,281
Comcast Cable Communications, Inc. Senior Notes 6.88% due 06/15/09	1,000,000	1,034,120
Comcast Cable Communications, Inc. Senior Notes 7.13% due 06/15/13	6,250,000	6,801,387
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	500,000	542,512
Cox Communications, Inc. Senior Notes 5.45% due 12/15/14	3,360,000	3,325,251
Cox Communications, Inc. Notes 7.13% due 10/01/12	750,000	809,959
CSC Holdings, Inc. Senior Notes 7.25% due 07/15/08	75,000	76,500
CSC Holdings, Inc. Senior Notes 8.13% due 07/15/09	325,000	338,000
CSC Holdings, Inc. Debentures 8.13% due 08/15/09	100,000	104,000
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	200,000	192,500
DirecTV Holdings LLC Senior Notes 8.38% due 03/15/13	374,000	394,570
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/14	550,000	558,250
Time Warner Cable, Inc. Senior Notes 5.85% due 05/01/17*	1,450,000	1,458,712

		16,740,230

CASINO HOTELS — 0.7%
155 East Tropicana LLC Sec. Notes 8.75% due 04/01/12	300,000	285,000
Mandalay Resort Group Senior Notes 9.50% due 08/01/08	175,000	182,656
MGM Grand, Inc. Company Guar. Notes 9.75% due 06/01/07	425,000	426,594
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	1,350,000	1,267,312
Motor Gaming Group, Inc. Company Guar. Notes 9.75% due 04/01/10	375,000	394,219
MTR Gaming Group, Inc. Company Guar. Notes 9.00% due 06/01/12	200,000	210,000
Park Place Entertainment Corp. Senior Sub. Notes 8.13% due 05/15/11	300,000	318,000
San Pasqual Casino Development Group Notes 8.00% due 09/15/13*	350,000	360,500

Seminole Hard Rock Entertainment, Inc. Sec. Notes 7.85% due 03/15/14*(6)	275,000	281,875
Station Casinos, Inc. Senior Notes 7.75% due 08/15/16	325,000	338,000
Wynn Las Vegas LLC 1st Mtg. Bonds 6.63% due 12/01/14	575,000	576,438

		4,640,594

CASINO SERVICES — 0.1%
Herbst Gaming, Inc. Company Guar. Notes 7.00% due 11/15/14	450,000	430,875
Tunica-Biloxi Gaming Authority Senior Notes 9.00% due 11/15/15*	325,000	346,125

		777,000

CELLULAR TELECOM — 1.7%
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	300,000	324,750
Centennial Communications Corp. Senior Notes 11.12% due 01/01/13(6)	200,000	210,250
Cingular Wireless LLC Senior Notes 6.50% due 12/15/11	1,000,000	1,055,780
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	2,000,000	2,190,866
Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	4,750,000	6,215,171
Cricket Communications, Inc. Senior Notes 9.38% due 11/01/14*	175,000	186,813
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*	275,000	293,562
US Unwired, Inc. Company Guar. Notes 10.00% due 06/15/12	325,000	354,456
Vodafone Group PLC Notes 5.35% due 02/27/12	480,000	482,467

		11,314,115

CHEMICALS-DIVERSIFIED — 0.2%
Equistar Chemicals LP/Equistar Funding Corp. Company Guar. Notes 10.13% due 09/01/08	300,000	316,500
Lyondell Chemical Co. Company Guar. Notes 8.25% due 09/15/16	675,000	722,250
Union Carbide Chemical & Plastics Co., Inc. Debentures 7.88% due 04/01/23	225,000	238,478
Union Carbide Corp. Debentures 7.50% due 06/01/25	75,000	76,229

		1,353,457

CHEMICALS-SPECIALTY — 0.6%
Albemarle Corp. Senior Notes 5.10% due 02/01/15	2,440,000	2,332,147
Chemtura Corp. Company Guar. Notes 6.88% due 06/01/16	475,000	467,875
Equistar Chemicals LP / Equistar Funding Corp. Notes 8.75% due 02/15/09	175,000	182,656
Nalco Co. Senior Notes 7.75% due 11/15/11	100,000	103,000
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	425,000	454,750
PQ Corp. Company Guar. Notes 7.50% due 02/15/13	325,000	342,063

		3,882,491

COMMERCIAL SERVICES-FINANCE — 0.1%
iPayment, Inc. Company Guar. Notes 9.75% due 05/15/14	325,000	338,406

COMPUTER SERVICES — 0.2%
Compucom Systems, Inc. Senior Notes 12.00% due 11/01/14*	275,000	297,000
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	450,000	482,625
Sungard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	525,000	577,500

		1,357,125

COMPUTERS — 0.5%
Dell, Inc. Debentures 7.10% due 04/15/28	1,000,000	1,076,476
Hewlett-Packard Co. Senior Notes 5.40% due 03/01/17	875,000	871,624
International Business Machines Corp. Debentures 5.88% due 11/29/32	1,000,000	1,026,083

		2,974,183

COMPUTERS-INTEGRATED SYSTEMS — 0.1%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16*	550,000	544,500

CONSUMER PRODUCTS-MISC. — 0.5%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	125,000	127,188
American Greetings Corp. Senior Notes 7.38% due 06/01/16	275,000	283,937
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	625,000	639,844
Jostens Holding Corp. Senior Disc. Notes 10.25% due 12/01/13(4)	1,075,000	999,750
Playtex Products, Inc. Company Guar. Notes 9.38% due 06/01/11	725,000	748,562
Spectrum Brands, Inc. Company Guar. Notes 7.38% due 02/01/15	267,000	211,598
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	425,000	447,312

		3,458,191

CONTAINERS-METAL/GLASS — 0.3%
Ball Corp. Company Guar. Notes 6.63% due 03/15/18	450,000	451,125
Crown Americas LLC Senior Notes 7.75% due 11/15/15	675,000	713,813
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	500,000	527,500
Russell-Stanley Holdings, Inc. Senior Sub. Notes 9.00% due 11/30/08*†(1)(7)(9)(12)	13,694	635

		1,693,073

CONTAINERS-PAPER/PLASTIC — 0.3%
Berry Plastics Holding Corp. Secured Notes 8.88% due 09/15/14*	600,000	618,000
Graphic Packaging International, Inc. Senior Sub. Notes 9.50% due 08/15/13	650,000	695,500
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	325,000	328,656
Plastipak Holdings, Inc. Senior Notes 8.50% due 12/15/15*	150,000	160,500

		1,802,656

DATA PROCESSING/MANAGEMENT — 0.1%
Dun & Bradstreet Corp. Senior Notes 5.50% due 03/15/11	750,000	756,630

DIRECT MARKETING — 0.1%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	200,000	208,000
Affinity Group, Inc. Senior Notes 10.88% due 02/15/12(8)	366,624	386,788

		594,788

DISTRIBUTION/WHOLESALE — 0.2%
Baker & Taylor, Inc. Company Guar. Notes 11.50% due 07/01/13*	375,000	395,625
Nebraska Book Co., Inc. Senior Sub. Notes 8.63% due 03/15/12	450,000	453,375
SGS International, Inc. Company Guar. Notes 12.00% due 12/15/13	475,000	513,000

		1,362,000

DIVERSIFIED FINANCIAL SERVICES — 0.7%
General Electric Capital Corp. Notes 3.75% due 12/15/09	1,000,000	970,715
ZFS Finance USA Trust I 6.15% due 12/15/65*(6)	3,350,000	3,418,534

		4,389,249

DIVERSIFIED MANUFACTURED OPERATIONS — 0.8%
General Electric Co. Notes 5.00% due 02/01/13	5,000,000	4,963,785
Koppers Industries Company Guar. Notes 9.88% due 10/15/13	319,000	346,115

		5,309,900

DIVERSIFIED OPERATIONS — 0.0%
Nebco Evans Holding Co. Senior Disc. Notes 12.38% due 07/15/07†(1)(7)(12)	125,000	0

DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES — 0.1%
Aramark Corp. Senior Notes 8.50% due 02/01/15*	250,000	261,562
Aramark Corp. Senior Notes 8.86% due 02/01/15*(6)	450,000	462,375

		723,937

E-COMMERCE/PRODUCTS — 0.1%
FTD, Inc. Company Guar. Notes 7.75% due 02/15/14	365,000	366,825

ELECTRIC-GENERATION — 0.2%
Edison Mission Energy Senior Notes 7.73% due 06/15/09	275,000	288,750
Edison Mission Energy Senior Notes 7.75% due 06/15/16	850,000	894,625

		1,183,375

ELECTRIC-INTEGRATED — 4.1%
Alabama Power Co. Senior Notes 5.50% due 10/15/17	1,000,000	1,009,465
Alabama Power Co. Debentures 5.70% due 02/15/33	1,000,000	984,766
American Electric Power Co., Inc. Senior Notes 5.38% due 03/15/10	1,000,000	1,007,607
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/36	1,145,000	1,104,204
CMS Energy Corp. Senior Notes 6.88% due 12/15/15	125,000	130,000
CMS Energy Corp. Senior Notes 7.50% due 01/15/09	275,000	282,906
Consolidated Edison Co. of New York Notes 5.50% due 09/15/16	960,000	968,321
Exelon Generation Co. LLC Notes 5.35% due 01/15/14	1,000,000	980,098
FirstEnergy Corp. Notes 6.45% due 11/15/11	2,500,000	2,622,040
FPL Energy National Wind Portfolio LLC Sec. Notes 6.13% due 03/25/19*	109,518	108,153
Midamerican Energy Co. Notes 4.65% due 10/01/14	800,000	765,126
Midamerican Energy Co. Bonds 6.75% due 12/30/31	2,250,000	2,517,473
Nevada Power Co. General Reference Mtg. Bonds 5.88% due 01/15/15	575,000	579,364
Nevada Power Co. General Reference Mtg. Bonds 6.50% due 04/15/12	50,000	51,951
Nevada Power Co. 2nd Mtg. Bonds 9.00% due 08/15/13	374,000	402,593
NorthWestern Corp. Sec. Notes 5.88% due 11/01/14	100,000	99,373
Pacific Gas & Electric Co. Notes 4.20% due 03/01/11	1,100,000	1,067,453
Pacific Gas & Electric Co. Notes 4.80% due 03/01/14	1,000,000	971,038
Pacific Gas & Electric Co. Notes 6.05% due 03/01/34	1,660,000	1,696,786
PPL Energy Supply LLC Senior Notes 6.00% due 12/15/36	1,540,000	1,471,473
PSEG Energy Holdings LLC Senior Notes 10.00% due 10/01/09	600,000	654,000
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	1,750,000	1,901,193
PSI Energy, Inc. Senior Notes 6.05% due 06/15/16	2,335,000	2,415,791
Sierra Pacific Resources Senior Notes 6.75% due 08/15/17	250,000	256,486
TECO Energy, Inc. Senior Notes 6.75% due 05/01/15	100,000	106,125
TXU Corp. Senior Notes 5.55% due 11/15/14	275,000	246,743
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/36	860,000	807,673
Westar Energy, Inc. 1st Mtg. Bonds 6.00% due 07/01/14	2,000,000	2,058,360

		27,266,561

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.0%
Freescale Semiconductor, Inc. Senior Notes 8.88% due 12/15/14*	275,000	275,344

ELECTRONIC CONNECTORS — 0.2%
Thomas & Betts Corp. Notes 7.25% due 06/01/13	1,205,000	1,261,811

ELECTRONICS-MILITARY — 0.2%
L-3 Communications Corp. Company Guar. Notes 6.13% due 01/15/14	925,000	911,125
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	175,000	174,125

		1,085,250

ENGINES-INTERNAL COMBUSTION — 0.2%
Briggs & Stratton Corp. Notes 7.25% due 09/15/07	100,000	100,625

Briggs & Stratton Corp. Company Guar. Notes 8.88% due 03/15/11	960,000	1,032,698

		1,133,323

ENTERPRISE SOFTWARE/SERVICE — 0.5%
Oracle Corp. Notes 5.00% due 01/15/11	3,320,000	3,310,588

ENVIRONMENTAL MONITORING & DETECTION — 0.0%
Clean Harbors, Inc. Company Guar. Notes 11.25% due 07/15/12	179,000	198,910

FINANCE-AUTO LOANS — 1.1%
Ford Motor Credit Co. LLC Senior Notes 9.88% due 08/10/11	175,000	186,350
Ford Motor Credit Co. LLC Senior Notes 7.25% due 10/25/11	525,000	514,231
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	325,000	317,842
Ford Motor Credit Co. LLC Senior Notes 8.11% due 01/13/12(6)	675,000	665,761
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	675,000	677,269
General Motors Acceptance Corp. Bonds 8.00% due 11/01/31	2,690,000	2,887,271
Nissan Motor Acceptance Corp. Senior Notes 5.63% due 03/14/11*	2,210,000	2,225,660

		7,474,384

FINANCE-COMMERCIAL — 0.4%
Textron Financial Corp. Junior Sub. Notes 6.00% due 02/15/67* (6)	2,400,000	2,317,202

FINANCE-CONSUMER LOANS — 1.4%
HSBC Finance Capital Trust IX 5.91% due 11/30/35(6)	3,700,000	3,712,377
HSBC Finance Corp. Notes 4.75% due 04/15/10	860,000	851,546
HSBC Finance Corp. Notes 5.00% due 06/30/15	3,070,000	2,969,939
SLM Corp. Notes 4.00% due 01/15/10	2,000,000	1,905,944

		9,439,806

FINANCE-CREDIT CARD — 1.6%
American Express Co. Notes 4.75% due 06/17/09	4,000,000	3,981,780
American Express Co. Senior Notes 4.88% due 07/15/13	1,600,000	1,575,867
Capital One Financial Corp. Notes 7.13% due 08/01/08	4,000,000	4,081,856
MBNA Corp. Senior Notes 7.50% due 03/15/12	1,000,000	1,099,767

		10,739,270

FINANCE-INVESTMENT BANKER/BROKER — 4.3%
Bear Stearns & Co., Inc. Notes 3.25% due 03/25/09	1,400,000	1,354,230
Bear Stearns & Co., Inc. Senior Notes 5.70% due 11/15/14	1,500,000	1,519,774
Citigroup, Inc. Senior Notes 5.13% due 02/14/11	3,000,000	3,005,193
Credit Suisse USA, Inc. Senior Notes 5.50% due 08/16/11	2,760,000	2,802,198
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	1,500,000	1,516,279
Goldman Sachs Group, Inc. Notes 3.88% due 01/15/09	1,750,000	1,717,354
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	8,000,000	7,910,072
Lehman Brothers Holdings, Inc. Bonds 7.88% due 08/15/10	750,000	809,186
Merrill Lynch & Co., Inc. Notes 5.45% due 07/15/14	5,000,000	5,022,315
Morgan Stanley Notes 4.00% due 01/15/10	1,000,000	973,424
Morgan Stanley Notes 5.30% due 03/01/13	2,000,000	2,006,412

		28,636,437

FINANCE-MORTGAGE LOAN/BANKER — 0.2%
Residential Capital LLC Company Guar. Bonds 6.00% due 02/22/11	1,030,000	1,018,249

FINANCE-OTHER SERVICES — 0.1%
American Real Estate Partners Company Guar. Notes 7.13% due 02/15/13	300,000	295,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 9.25% due 04/01/15*	300,000	300,000

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Sub Notes 10.63% due 04/01/17*	300,000	300,750

		896,250

FINANCIAL GUARANTEE INSURANCE — 0.0%
MBIA, Inc. Debentures 6.63% due 10/01/28	250,000	263,269

FISHERY — 0.1%
ASG Consolidated LLC/ASG Finance, Inc. Senior Disc. Notes 11.50% due 11/01/11(4)	600,000	553,500

FOOD-DAIRY PRODUCTS — 0.1%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	625,000	632,813

FOOD-MEAT PRODUCTS — 0.1%
Pierre Foods, Inc. Senior Sub. Notes 9.88% due 07/15/12	375,000	389,063

FOOD-MISC. — 1.2%
B&G Foods Holding Corp. Senior Notes 8.00% due 10/01/11	600,000	609,000
Del Monte Corp Company Guar. Notes 6.75% due 02/15/15	600,000	601,500
General Mills, Inc. Notes 5.70% due 02/15/17	1,420,000	1,430,375
Kraft Foods, Inc. Notes 5.25% due 10/01/13	2,500,000	2,475,627
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	2,250,000	2,339,901
Michael Foods, Inc. Senior Sub. Notes 8.00% due 11/15/13	500,000	515,000

		7,971,403

FOOD-RETAIL — 0.0%
Jitney-Jungle Stores of America, Inc. Company Guar. Notes 10.38% due 09/15/07†(1)(7)(12)	125,000	0

FORESTRY — 0.3%
Weyerhaeuser Co. Debentures 7.38% due 03/15/32	2,175,000	2,299,762

GAMBLING (NON-HOTEL) — 0.1%
Great Canadian Gaming Corp. Company Guar. Notes 7.25% due 02/15/15*	350,000	355,687
Jacobs Entertainment, Inc. Company Guar. Bonds 9.75% due 06/15/14	475,000	501,125

		856,812

GAS-DISTRIBUTION — 0.7%
Atmos Energy Corp. Notes 4.00% due 10/15/09	4,860,000	4,716,606
Semco Energy, Inc. Senior Notes 7.13% due 05/15/08	225,000	227,009

		4,943,615

GOLF — 0.1%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11	450,000	406,125

HEALTH CARE COST CONTAINMENT — 0.2%
Concentra Operating Corp. Company Guar. Notes 9.50% due 08/15/10	375,000	395,625
Waste Management, Inc. Debentures 8.75% due 05/01/18	850,000	872,431

		1,268,056

HOME FURNISHINGS — 0.1%
Norcraft Cos. LP/Norcraft Finance Corp. Senior Sub. Notes 9.00% due 11/01/11	125,000	130,313
Norcraft Holdings LP/Norcraft Capital Corp. Senior Disc. Notes 9.75% due 09/01/12(4)	275,000	250,250
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	200,000	210,500

		591,063

HOTELS/MOTELS — 0.3%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/15	225,000	223,313
Starwood Hotels and Resorts Company Guar. Notes 7.38% due 05/01/07	550,000	550,000
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16*	970,000	962,294

		1,735,607

INDEPENDENT POWER PRODUCERS — 0.2%
NRG Energy, Inc. Company Guar. Notes 7.25% due 02/01/14	200,000	207,000
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	575,000	597,281

NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	250,000	259,063

		1,063,344

INSTRUMENTS-CONTROLS — 0.4%
Thermo Electron Corp. Senior Notes 5.00% due 06/01/15	2,584,000	2,442,487

INSTRUMENTS-SCIENTIFIC — 0.1%
Fisher Scientific International, Inc. Senior Sub. Notes 6.13% due 07/01/15	375,000	376,254

INSURANCE-LIFE/HEALTH — 0.6%
Life Re Capital Trust I Company Guar. Debentures 8.72% due 06/15/27*	1,000,000	1,019,511
Pacific LifeCorp. Bonds 6.60% due 09/15/33*	2,700,000	2,941,828

		3,961,339

INSURANCE-MULTI-LINE — 0.3%
CNA Financial Corp. Notes 6.00% due 08/15/11	700,000	715,762
CNA Financial Corp. Notes 6.50% due 08/15/16	280,000	290,414
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/16	830,000	861,979
USF&G Capital II 8.31% due 07/01/46*	250,000	304,167

		2,172,322

INSURANCE-MUTUAL — 0.8%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	2,850,000	2,847,577
Liberty Mutual Insurance Co. Notes 8.20% due 05/04/07*	1,100,000	1,100,046
Union Central Life Insurance Notes 8.20% due 11/01/26*	1,250,000	1,377,924

		5,325,547

INSURANCE-PROPERTY/CASUALTY — 0.5%
Ace INA Holdings, Inc. Company Guar. Notes 5.70% due 02/15/17	2,360,000	2,374,158
St Paul Travelers Cos., Inc. Senior Notes 5.50% due 12/01/15	250,000	251,325
The Travelers Cos., Inc. Junior. Sub. Debentures 6.25% due 03/15/67(6)	725,000	725,989

		3,351,472

INSURANCE-REINSURANCE — 0.7%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.85% due 01/15/15	4,925,000	4,791,670

INTIMATE APPAREL — 0.0%
Warnaco, Inc. Senior Notes 8.88% due 06/15/13	250,000	265,938

INVESTMENT COMPANIES — 0.1%
Yankee Acquisition Corp. Senior Notes 8.50% due 02/15/15*	125,000	128,281
Yankee Acquisition Corp. Senior Sub. Notes 9.75% due 12/15/17*	375,000	386,250

		514,531

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.6%
FMR Corp. Bonds 7.57% due 06/15/29*	2,200,000	2,674,905
Franklin Resources, Inc. Notes 3.70% due 04/15/08	500,000	492,429
Nuveen Investments, Inc. Senior Notes 5.00% due 09/15/10	430,000	426,307
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	430,000	423,466

		4,017,107

MACHINERY-CONSTRUCTION & MINING — 0.0%
Clark Material Handling Co. Company Guar. Notes 10.75% due 11/15/06†(1)(7)(10)(11)(12)	100,000	0

MACHINERY-ELECTRICAL — 0.1%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	350,000	373,625

MACHINERY-FARMING — 0.0%
Case New Holland, Inc. Company Guar. Notes 9.25% due 08/01/11	300,000	315,375

MEDICAL INSTRUMENTS — 0.3%
Accellent, Inc. Company Guar. Notes 10.50% due 12/01/13	325,000	333,938
Medtronic, Inc. Senior Notes 4.38% due 09/15/10	1,360,000	1,332,253

		1,666,191

MEDICAL PRODUCTS — 0.2%
CDRV Investors, Inc. Senior Disc. Notes 9.63% due 01/01/15(4)	1,050,000	918,750
VWR International, Inc. Senior Sub. Notes 8.00% due 04/15/14	475,000	503,500

		1,422,250

MEDICAL-BIOMEDICAL/GENE — 0.4%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 6.13% due 12/15/14	250,000	242,500
Genentech, Inc. Senior Notes 4.75% due 07/15/15	2,500,000	2,406,105

		2,648,605

MEDICAL-DRUGS — 1.8%
Eli Lilly & Co. Notes 5.20% due 03/15/17	2,690,000	2,659,189
Pfizer, Inc. Senior Notes 4.50% due 02/15/14	5,000,000	4,818,350
Pharmacia Corp. Debentures 6.50% due 12/01/18	740,000	810,694
Wyeth Notes 5.45% due 04/01/17	1,600,000	1,601,107
Wyeth Bonds 5.50% due 02/01/14	2,250,000	2,275,295

		12,164,635

MEDICAL-HMO — 0.4%
Aetna, Inc. Senior Notes 5.75% due 06/15/11	410,000	418,898
WellPoint, Inc. Bonds 6.80% due 08/01/12	1,800,000	1,919,655

		2,338,553

MEDICAL-HOSPITALS — 0.4%
HCA, Inc. Senior Notes 7.50% due 11/06/33	375,000	323,437
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	900,000	981,000
HCA, Inc. Sec Notes. 9.63% due 11/15/16*	975,000	1,063,969
United Surgical Partners International, Inc. Senior Sub. Notes 8.88% due 05/01/17*	75,000	77,156
United Surgical Partners International, Inc. Senior Sub. Notes 9.25% due 05/01/17*	225,000	231,469

		2,677,031

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.1%
CRC Health Corp. Company Guar. Notes 10.75% due 02/01/16	350,000	383,250
National Mentor Holdings, Inc. Company Guar. Notes 11.25% due 07/01/14	525,000	577,500

		960,750

METAL PROCESSORS & FABRICATION — 0.0%
Hawk Corp. Senior Notes 8.75% due 11/01/14	275,000	279,125

METAL-ALUMINUM — 0.2%
Alcoa, Inc. Notes 5.55% due 02/01/17	1,470,000	1,470,938

MINING — 0.4%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	2,960,000	2,778,226

MISCELLANEOUS MANUFACTURING — 0.1%
Nutro Products, Inc. Senior Sub. Notes 10.75% due 04/05/14*	300,000	318,000
Reddy Ice Holdings, Inc. Senior Disc. Notes 10.50% due 11/01/12(4)	500,000	458,750

		776,750

MULTIMEDIA — 1.2%
Cox Enterprises, Inc. Notes 4.38% due 05/01/08*	1,000,000	988,827
News America Holdings, Inc. Company Guar. Bonds 8.00% due 10/17/16	650,000	755,400
News America Holdings, Inc. Company Guar. Debentures 9.25% due 02/01/13	1,000,000	1,182,422
News America, Inc. Company Guar. Debentures 7.63% due 11/30/28	1,000,000	1,128,061
Time Warner, Inc. Company Guar. Notes 5.50% due 11/15/11	1,350,000	1,360,940
Walt Disney Co. Notes 5.70% due 07/15/11	2,400,000	2,459,086

		7,874,736

NETWORKING PRODUCTS — 0.3%
Cisco Systems, Inc. Senior Notes 5.25% due 02/22/11	2,205,000	2,220,748

NON-HAZARDOUS WASTE DISPOSAL — 1.5%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	650,000	666,250
Allied Waste North America, Inc. Company Guar. Notes 9.25% due 09/01/12	500,000	527,500

Browning-Ferris Industries, Inc. Debentures 9.25% due 05/01/21	275,000	303,531
Republic Services, Inc. Senior Notes 6.75% due 08/15/11	900,000	946,867
USA Waste Services, Inc. Senior Notes 7.13% due 10/01/07	2,175,000	2,186,075
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	5,000,000	5,305,710

		9,935,933

OFFICE AUTOMATION & EQUIPMENT — 0.1%
Xerox Corp. Senior Notes 6.40% due 03/15/16	350,000	360,626
Xerox Corp. Company Guar. Notes 9.75% due 01/15/09	400,000	428,522

		789,148

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.3%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	2,480,000	2,499,262
Chesapeake Energy Corp Company Guar. Notes 6.88% due 11/15/20	375,000	377,812
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 01/15/16	300,000	305,250
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	100,000	104,500
Cimarex Energy Co. Senior Notes 7.13% due 05/01/17	125,000	126,250
El Paso Production Holding Co. Company Guar. Notes 7.75% due 06/01/13	750,000	789,613
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	375,000	376,875
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 9.00% due 06/01/16*	225,000	240,750
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/15	225,000	228,488
Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10	2,000,000	2,244,000
Pioneer Natural Resources Co. Bonds 6.88% due 05/01/18	375,000	366,680
Range Resources Corp. Company Guar. Bonds 6.38% due 03/15/15	475,000	471,437
Range Resources Corp. Senior Sub. Notes 7.38% due 07/15/13	125,000	129,063

		8,259,980

OIL FIELD MACHINERY & EQUIPMENT — 0.0%
Complete Production Services, Inc. Senior Notes 8.00% due 12/15/16*	225,000	232,594
Grant Prideco, Inc. Senior Notes 6.13% due 08/15/15	75,000	74,437

		307,031

OIL REFINING & MARKETING — 0.3%
Reliance Industries, Ltd. Notes 8.25% due 01/15/27*	500,000	591,126
Valero Energy Corp. Senior Notes 7.50% due 04/15/32	1,290,000	1,495,999

		2,087,125

OIL-FIELD SERVICES — 0.1%
Basic Energy Services, Inc. Company Guar. Notes 7.13% due 04/15/16	600,000	595,500

OPTICAL SUPPLIES — 0.2%
Advanced Medical Optics, Inc. Senior Sub Notes 7.50% due 05/01/17*	275,000	283,250
Norcross Safety Products LLC Senior Sub. Notes 9.88% due 08/15/11	400,000	422,500
Safety Products Holdings, Inc. Senior Notes 11.75% due 01/01/12(8)	402,560	426,714

		1,132,464

PAPER & RELATED PRODUCTS — 1.5%
International Paper Co. Senior Notes 4.25% due 01/15/09	1,500,000	1,473,489
Louisiana Pacific Corp. Senior Notes 8.88% due 08/15/10	3,540,000	3,867,857
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	425,000	472,281
Pope & Talbot, Inc. Debentures 8.38% due 06/01/13	250,000	205,000
Union Camp Corp. Notes 6.50% due 11/15/07	2,000,000	2,006,000

Westvaco Corp. Debentures 7.65% due 03/15/27	1,500,000	1,566,270

		9,590,897

PHARMACY SERVICES — 0.1%
Omnicare, Inc. Senior Sub. Notes 6.88% due 12/15/15	325,000	323,781

PHYSICAL THERAPY/REHABILITATION CENTERS — 0.0%
Psychiatric Solutions, Inc. Company Guar. Notes 7.75% due 07/15/15	275,000	281,188

PHYSICIANS PRACTICE MANAGEMENT — 0.1%
Ameripath, Inc. Company Guar. Notes 10.50% due 04/01/13*(6)	600,000	653,250

PIPELINES — 1.6%
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	2,380,000	2,317,006
El Paso Energy Corp. Senior Notes 7.80% due 08/01/31	400,000	446,000
Holly Energy Partners LP Company Guar. Notes 6.25% due 03/01/15	625,000	600,000
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/35	2,290,000	2,137,484
Pacific Energy Partners LP Company Guar. Notes 6.25% due 09/15/15	75,000	75,090
Pacific Energy Partners LP Senior Notes 7.13% due 06/15/14	250,000	260,355
Spectra Energy Capital LLC Senior Notes 6.25% due 02/15/13	2,205,000	2,268,387
Tennessee Gas Pipeline Co. Debentures 7.50% due 04/01/17	350,000	392,386
Tennessee Gas Pipeline Co. Bonds 8.38% due 06/15/32	325,000	405,889
Transcontinental Gas Pipe Line Corp. Senior Notes 6.40% due 04/15/16	125,000	129,219
Transcontinental Gas Pipe Line Corp. Senior Notes 8.88% due 07/15/12	250,000	283,750
Williams Cos., Inc. Senior Notes 7.63% due 07/15/19	600,000	654,000
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	575,000	636,812

		10,606,378

PRECIOUS METALS — 0.3%
Barrick Gold Finance, Inc. Company Guar. Debentures 7.50% due 05/01/07	2,000,000	2,000,000

PUBLISHING-PERIODICALS — 0.3%
CBD Media Holdings LLC Senior Notes 9.25% due 07/15/12	325,000	341,250
CBD Media, Inc. Company Guar. Notes 8.63% due 06/01/11	300,000	315,375
Dex Media West LLC Senior Sub. Notes 9.88% due 08/15/13	581,000	632,564
MediMedia USA, Inc. Senior Sub. Notes 11.38% due 11/15/14*	200,000	213,000
Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	275,000	269,500

		1,771,689

QUARRYING — 0.1%
Compass Minerals International, Inc. Senior Disc. Notes 12.00% due 06/01/13(4)	475,000	465,500
Compass Minerals International, Inc. Senior Notes 12.75% due 12/15/12(4)	175,000	178,063

		643,563

RACETRACKS — 0.3%
International Speedway Corp. Notes 4.20% due 04/15/09	1,300,000	1,271,609
Penn National Gaming, Inc. Senior Sub. Notes 6.75% due 03/01/15	600,000	595,500

		1,867,109

RADIO — 0.0%
Sirius Satellite Radio, Inc. Senior Notes 9.63% due 08/01/13	150,000	150,000

REAL ESTATE INVESTMENT TRUSTS — 1.4%
Archstone-Smith Operating Trust Notes 5.00% due 08/15/07	500,000	499,494
Archstone-Smith Operating Trust Notes 5.63% due 08/15/14	2,825,000	2,852,321
Equity One, Inc. Bonds 6.00% due 09/15/17	910,000	917,519

Host Hotels & Resorts LP Company Guar. Notes 6.88% due 11/01/14	100,000	102,375
Host Marriott LP Company Guar. Notes 6.38% due 03/15/15	200,000	200,750
Host Marriott LP Senior Notes 7.13% due 11/01/13	550,000	566,500
Prologis Senior Notes 5.50% due 04/01/12	980,000	990,957
Simon Property Group LP Notes 4.88% due 08/15/10	500,000	495,612
Simon Property Group LP Notes 5.60% due 09/01/11	1,010,000	1,026,177
Simon Property Group LP Notes 6.35% due 08/28/12	400,000	420,905
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 6.50% due 06/01/16	200,000	202,250
Ventas Realty LP/Ventas Capital Corp. Senior Notes 6.63% due 10/15/14	450,000	456,750
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 6.75% due 04/01/17	75,000	76,875
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 7.13% due 06/01/15	275,000	286,000

		9,094,485

REAL ESTATE OPERATIONS & DEVELOPMENT — 0.1%
Apache Finance Property, Ltd. Company Guar. Notes 7.00% due 03/15/09	550,000	567,720
Susa Partnership LP Notes 8.20% due 06/01/17	250,000	296,168

		863,888

RECYCLING — 0.1%
Aleris International, Inc. Senior Notes 9.00% due 12/15/14*	250,000	265,313
Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16*	200,000	208,250

		473,563

RENTAL AUTO/EQUIPMENT — 0.2%
Hertz Corp. Company Guar. Notes 8.88% due 01/01/14	250,000	269,375
Hertz Corp. Company Guar. Notes 10.50% due 01/01/16	575,000	655,500
Rental Services Corp. Bonds 9.50% due 12/01/14*	275,000	292,187

		1,217,062

RESORT/THEME PARK — 0.0%
HRP Myrtle Beach Operations LLC Sec. Notes 10.07% due 04/01/12*(6)	225,000	227,813

RETAIL-AUTOMOBILE — 0.1%
AutoNation, Inc. Company Guar. Notes 7.36% due 04/15/13(6)	400,000	403,500
AutoNation, Inc. Company Guar. Notes 7.00% due 04/15/14	75,000	75,375
United Auto Group, Inc. Senior Sub. Notes 7.75% due 12/15/16*	375,000	380,625

		859,500

RETAIL-CONVENIENCE STORE — 0.1%
Couche-Tard US Senior Sub. Notes 7.50% due 12/15/13	625,000	645,313

RETAIL-DISCOUNT — 0.9%
Costco Wholesale Corp. Senior Notes 5.30% due 03/15/12	1,300,000	1,312,024
Target Corp. Notes 5.88% due 03/01/12	600,000	619,734
Target Corp. Notes 5.88% due 07/15/16	3,770,000	3,895,390

		5,827,148

RETAIL-DRUG STORE — 0.2%
CVS Corp. Pass Through Certs. 5.30% due 01/11/27*	803,192	767,467
CVS Corp. Senior Notes 5.75% due 08/15/11	450,000	458,490
General Nutrition Centers, Inc. Senior Notes 9.85% due 03/15/14*	375,000	367,031

		1,592,988

RETAIL-OFFICE SUPPLIES — 0.0%
U.S. Office Products Co. Company Guar. Notes 9.75% due 06/15/08†(1)(7)(12)	300,000	0

RETAIL-PETROLEUM PRODUCTS — 0.2%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. Senior Notes 7.13% due 05/20/16	600,000	607,500

Inergy LP Senior Notes 6.88% due 12/15/14	650,000	641,875

		1,249,375

RETAIL-REGIONAL DEPARTMENT STORES — 0.1%
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	550,000	548,736

RETAIL-RESTAURANTS — 0.1%
Dave & Buster’s, Inc. Company Guar. Notes 11.25% due 03/15/14	150,000	157,875
EPL Finance Corp. Company Guar. Notes 11.75% due 11/15/13	175,000	190,312
Landry’s Restaurants, Inc. Company Guar. Notes 7.50% due 12/15/14	350,000	348,250

		696,437

RUBBER-TIRES — 0.1%
American Tire Distributors, Inc. Senior Notes 10.75% due 04/01/13	250,000	255,000
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	225,000	205,875

		460,875

SAVINGS & LOANS/THRIFTS — 0.9%
Astoria Financial Corp. Notes 5.75% due 10/15/12	1,700,000	1,724,511
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10*	2,130,000	2,096,727
Washington Mutual Bank Sub. Notes 5.13% due 01/15/15	2,100,000	2,022,520

		5,843,758

SCHOOLS — 0.5%
Boston University Notes 7.63% due 07/15/97	2,000,000	2,307,054
Education Management LLC Company Guar. Notes 10.25% due 06/01/16	550,000	600,875
Knowledge Learning Corp. Company Guar. Notes 7.75% due 02/01/15*	700,000	700,000

		3,607,929

SEISMIC DATA COLLECTION — 0.0%
Compagnie Generale de Geophysique-Veritas Company Guar. Notes 7.75% due 05/15/17	125,000	132,188

SOAP & CLEANING PREPARATION — 0.0%
Church & Dwight Co., Inc. Company Guar. Notes 6.00% due 12/15/12	325,000	320,125

SPECIAL PURPOSE ENTITIES — 3.4%
AAC Group Holding Corp. Senior Disc. Notes 10.25% due 10/01/12(4)	500,000	455,000
AAC Group Holding Corp. Senior Notes 14.75% due 10/01/12(8)	110,694	121,763
Ameripath Intermediate Holdings Inc. Senior Notes 10.65% due 02/15/14	250,000	250,625
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	200,000	220,000
Army Hawaii Family Housing Trust Bonds 5.52% due 06/15/50*	790,000	770,874
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	4,020,000	3,942,888
Camp Pendleton & Quantico Housing LLC Bonds 5.57% due 10/01/50*	1,630,000	1,619,861
Capital One Capital IV Company Guar. Notes 6.75% due 02/17/37	2,980,000	2,907,184
CDX North America High Yield Pass Through Certs. 7.63% due 06/29/12*	2,425,000	2,414,330
Da-Lite Screen Co., Inc. Senior Notes 9.50% due 05/15/11	250,000	262,500
Galaxy Entertainment Finance Co., Ltd. Company Guar. Notes 9.88% due 12/15/12*	450,000	492,750
Global Cash Finance Corp. Senior Sub. Notes 8.75% due 03/15/12	260,000	272,350
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Notes 8.88% due 04/01/15*	350,000	368,375
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Sub. Notes 9.75% due 04/01/17*	150,000	160,875
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Notes 9.75% due 11/15/14*	600,000	648,000
Idearc, Inc. Senior Notes 8.00% due 11/15/16*	550,000	573,375

K&F Acquisition, Inc. Company Guar. Notes 7.75% due 11/15/14	225,000	240,750
KAR Holdings, Inc. Senior Sub. Notes 10.00% due 05/01/15*	175,000	181,344
Nalco Finance Holdings, Inc. Senior Notes 9.75% due 02/01/14(4)	183,000	161,040
NBC Acquisition Corp. Senior Disc. Notes 11.00% due 03/15/13(4)	300,000	261,375
Rainbow National Services LLC Senior Sub. Debentures 10.38% due 09/01/14*	300,000	337,875
Regency Energy Partners LP Senior Notes 8.38% due 12/15/13*	350,000	360,500
Sensus Metering Systems, Inc. Senior Sub. Notes 8.63% due 12/15/13	250,000	255,000
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	275,000	276,375
TRAINS Sec. Notes 7.55% due 05/01/16*	1,860,000	1,899,841
Tyco International Group SA Participation Certs. Trust Notes 4.44% due 06/15/07*	680,000	679,096
UGS Corp. Company Guar. Notes 10.00% due 06/01/12	500,000	545,000
Universal City Development Partners Senior Notes 11.75% due 04/01/10	375,000	398,438
Universal City Florida Holding Co. Senior Notes 10.11% due 05/01/10(6)	100,000	102,625
Vanguard Health Holdings II LLC Senior Sub. Notes 9.00% due 10/01/14	325,000	336,781
Visant Corp Company Guar. Notes 7.63% due 10/01/12	700,000	716,625

		22,233,415

STEEL PIPE & TUBE — 0.0%
Valmont Industries, Inc. Company Guar. Notes 6.88% due 05/01/14	300,000	302,625

STORAGE/WAREHOUSING — 0.0%
Mobile Services Group, Inc. Senior Notes 9.75% due 08/01/14*	225,000	244,125

TELECOM SERVICES — 1.3%
Digicel Group Ltd. Senior Notes 9.13% due 01/15/15*	275,000	266,750
Embarq Corp. Notes 6.74% due 06/01/13	645,000	670,366
Qwest Corp. Notes 8.88% due 03/15/12	1,350,000	1,491,750
Verizon Global Funding Corp. Notes 4.90% due 09/15/15	3,000,000	2,882,388
Verizon Global Funding Corp. Notes 7.25% due 12/01/10	2,000,000	2,135,800
West Corp. Senior Notes 9.50% due 10/15/14*	250,000	264,375
West Corp. Senior Sub. Notes 11.00% due 10/15/16*	575,000	625,312

		8,336,741

TELEPHONE-INTEGRATED — 1.7%
BellSouth Corp. Bonds 5.20% due 09/15/14	2,000,000	1,973,430
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	1,225,000	1,344,437
SBC Communications, Inc. Notes 5.10% due 09/15/14	2,000,000	1,963,796
Sprint Capital Corp. Company Guar. Notes 6.13% due 11/15/08	2,000,000	2,021,922
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	350,000	356,906
Sprint Capital Corp. Company Guar. Bonds 8.38% due 03/15/12	1,000,000	1,113,715
Sprint Capital Corp. Company Guar. Bonds 8.75% due 03/15/32	1,300,000	1,534,190
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	275,000	296,511
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	375,000	411,562

		11,016,469

TELEVISION — 0.2%
Univision Communications, Inc. Company Guar. Notes 3.50% due 10/15/07*	1,200,000	1,185,000

Univision Communications, Inc. Senior Notes 9.75% due 03/15/15	125,000	125,469

		1,310,469

TEXTILE-PRODUCTS — 0.1%
Collins & Aikman Floorcoverings, Inc. Company Guar. Notes 9.75% due 02/15/10	175,000	178,063
Invista Notes 9.25% due 05/01/12*	350,000	371,875

		549,938

THEATERS — 0.1%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	250,000	255,625
Cinemark, Inc. Senior Disc. Notes 9.75% due 03/15/14(4)	650,000	598,000

		853,625

TOBACCO — 0.2%
Altria Group, Inc. Notes 5.63% due 11/04/08	675,000	678,653
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/18	650,000	721,555

		1,400,208

TRANSACTIONAL SOFTWARE — 0.1%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	525,000	542,063

TRANSPORT-MARINE — 0.0%
Holt Group, Inc. Company Guar. Notes 9.75% due 01/15/06†(1)(7)(11)(12)(15)	100,000	0

TRANSPORT-RAIL — 0.7%
Burlington North Santa Fe Corp. Notes 4.88% due 01/15/15	1,100,000	1,054,378
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/21	410,596	459,624
Norfolk Southern Corp. Senior Notes 6.75% due 02/15/11	1,295,000	1,358,509
Union Pacific Corp. Senior Notes 4.88% due 01/15/15	2,070,000	1,980,398

		4,852,909

TRANSPORT-SERVICES — 0.1%
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	820,000	826,276

VITAMINS & NUTRITION PRODUCTS — 0.0%
Leiner Health Products, Inc. Senior Sub. Notes 11.00% due 06/01/12	225,000	221,063

WIRE & CABLE PRODUCTS — 0.1%
General Cable Corp. Senior Notes 7.13% due 04/01/17*	150,000	152,250
General Cable Corp. Senior Notes 7.73% due 04/01/15*(6)	300,000	303,000
Superior Essex, Inc. Senior Notes 9.00% due 04/15/12	200,000	208,000

		663,250

TOTAL CORPORATE BONDS & NOTES (cost $459,008,845)		463,773,192

Foreign Corporate Bonds & Notes — 14.5%

AGRICULTURAL CHEMICALS — 0.2%
Fertinitro Finance, Inc. Company Guar. Notes 8.29% due 04/01/20*	1,005,000	954,750

BANKS-COMMERCIAL — 0.4%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16(6)(14)*	2,850,000	2,878,870

BANKS-SPECIAL PURPOSE — 0.2%
Corporacion Andina de Fomento Notes 7.38% due 01/18/11	1,185,000	1,268,064

BREWERY — 0.3%
SABMiller PLC Notes 6.50% due 07/01/16*	2,145,000	2,269,075

BROADCAST SERVICES/PROGRAM — 0.7%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	4,615,000	4,894,757

CABLE TV — 0.4%
Cox Communications, Inc. Notes 4.63% due 01/15/10	1,720,000	1,696,285
Kabel Deutschland GmbH Company Guar. Bonds 10.63% due 07/01/14	775,000	866,062

		2,562,347

CELLULAR TELECOM — 0.8%
America Movil SA de CV Notes 5.75% due 01/15/15	1,900,000	1,922,184
Rogers Wireless, Inc. Sec. Notes 6.13% due 03/01/14	550,000	567,875

Rogers Wireless, Inc. Senior Sub. Notes 8.00% due 12/15/12	325,000	346,938
Rogers Wireless, Inc. Sec. Notes 8.48% due 12/15/10(6)	525,000	535,500
Vodafone Group PLC Notes 5.63% due 02/27/17	1,790,000	1,785,167

		5,157,664

COMPUTERS-MEMORY DEVICES — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	375,000	371,719
SMART Modular Technologies, Inc. Sec. Notes 10.85% due 04/01/12(6)	146,000	153,665

		525,384

CRUISE LINES — 0.3%
Carnival Corp. Company Guar. Notes 3.75% due 11/15/07	1,800,000	1,784,706
Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 06/15/16	350,000	362,697

		2,147,403

DIVERSIFIED MANUFACTURED OPERATIONS — 0.3%
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	2,000,000	2,101,478

DIVERSIFIED MINERALS — 0.4%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.00% due 12/15/10	2,410,000	2,407,301

DIVERSIFIED OPERATIONS — 0.2%
Hutchison Whampoa International, Ltd. Company Guar. Notes 6.50% due 02/13/13*	890,000	940,384
Stena AB Senior Notes 7.00% due 12/01/16	125,000	123,125

		1,063,509

ELECTRIC-DISTRIBUTION — 0.7%
Hydro-Quebec Co. Company Guar. Notes 6.30% due 05/11/11	4,200,000	4,406,627

ELECTRIC-INTEGRATED — 0.1%
Enersis SA Notes 7.40% due 12/01/16	600,000	660,943

INSURANCE-MULTI-LINE — 0.5%
AXA SA Sub. Notes 8.60% due 12/15/30	2,500,000	3,214,772

INVESTMENT COMPANIES — 0.2%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.50% due 11/16/11*	1,400,000	1,407,988

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.8%
Amvescap PLC Notes 4.50% due 12/15/09	3,510,000	3,449,393
Amvescap PLC Company Guar. Notes 5.63% due 04/17/12	2,000,000	2,011,752

		5,461,145

METAL-ALUMINUM — 0.0%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15	275,000	289,781

METAL-DIVERSIFIED — 0.1%
Noranda, Inc. Notes 6.00% due 10/15/15	750,000	776,071

MULTIMEDIA — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	400,000	420,000

NON-FERROUS METALS — 0.2%
Codelco, Inc. Bonds 5.63% due 09/21/35*	1,600,000	1,549,464

OFFICE AUTOMATION & EQUIPMENT — 0.0%
Danka Business Systems PLC Senior Notes 11.00% due 06/15/10	125,000	131,250

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.5%
Canadian Natural Resources, Ltd. Notes 4.90% due 12/01/14	1,520,000	1,463,123
Canadian Natural Resources, Ltd. Bonds 5.85% due 02/01/35	2,110,000	1,987,586
EOG Co. of Canada Company Guar. Notes 7.00% due 12/01/11*	1,100,000	1,169,647
Husky Oil, Ltd. Senior Debentures 7.55% due 11/15/16	3,000,000	3,373,230
Husky Oil, Ltd. Bonds 8.90% due 08/15/28(6)	700,000	726,404
Ras Laffan Liquefied Natural Gas Co., Ltd. Sec. Notes 3.44% due 09/15/09*	960,000	944,362

		9,664,352

OIL COMPANIES-INTEGRATED — 2.0%
Conoco Funding Co. Company Guar. Notes 7.25% due 10/15/31	2,000,000	2,350,004

ConocoPhillips Australia Funding Co. Company Guar. Notes 5.50% due 04/15/13	2,460,000	2,507,353
PC Financial Partnership Notes 5.00% due 11/15/14	3,000,000	2,905,560
Petro-Canada Bonds 5.35% due 07/15/33	1,400,000	1,256,500
Qatar Petroleum Notes 5.58% due 05/30/11*	2,000,000	2,010,774
Statoil ASA Notes 5.13% due 04/30/14*	2,310,000	2,276,036

		13,306,227

PIPELINES — 0.3%
Enbridge, Inc. Senior Notes 5.60% due 04/01/17	1,870,000	1,865,677

PRECIOUS METALS — 0.7%
Barrick Gold Finance Co. Notes 4.88% due 11/15/14	4,500,000	4,337,370

SATELLITE TELECOM — 0.4%
Intelsat Bermuda, Ltd. Company Guar. Notes 8.87% due 01/15/15*(6)	650,000	664,625
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16*	925,000	1,055,656
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.25% due 02/01/15(4)	550,000	462,000
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.63% due 01/15/15	250,000	267,188

		2,449,469

SEISMIC DATA COLLECTION — 0.0%
Compagnie Generale De Geophysique SA Company Guar. Notes 7.50% due 05/15/15	50,000	52,500

SEMICONDUCTOR EQUIPMENT — 0.0%
MagnaChip Semiconductor SA Senior Sub. Notes 8.00% due 12/15/14	325,000	208,000

SPECIAL PURPOSE ENTITIES — 0.1%
Digicel, Ltd. Senior Notes 9.25% due 09/01/12*	225,000	239,062
Petroplus Finance, Ltd. Company Guar. Notes 6.75% due 05/01/14*	100,000	100,500
Petroplus Finance, Ltd. Company Guar. Notes 7.00% due 05/01/17*	100,000	100,875

		440,437

SPECIFIED PURPOSE ACQUISITIONS — 0.1%
Basell AF SCA Company Guar. Bonds 8.38% due 08/15/15*	675,000	702,000
MDP Acquisitions PLC Senior Notes 9.63% due 10/01/12	33,000	34,732

		736,732

TELECOM SERVICES — 0.0%
Digicel Group, Ltd. Senior Notes 8.88% due 01/15/15*	100,000	98,125

TELEPHONE-INTEGRATED — 1.7%
KT Corp. Notes 5.88% due 06/24/14*	3,050,000	3,077,467
Telecom Italia Capital Company Guar. Bonds 4.88% due 10/01/10	3,210,000	3,169,358
Telefonica Emisones SAU Company Guar. Notes 7.05% due 06/20/36	1,065,000	1,142,668
Telefonos de Mexico SA Notes 4.50% due 11/19/08	4,150,000	4,103,757

		11,493,250

TELEVISION — 0.3%
British Sky Broadcasting PLC Company Guar. Notes 8.20% due 07/15/09	1,500,000	1,591,780
Videotron Ltee Company Guar. Notes 6.38% due 12/15/15	75,000	74,063

		1,665,843

TRANSPORT-RAIL — 0.4%
Canadian Pacific Railway Co. Bonds 7.13% due 10/15/31	2,200,000	2,533,564

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $94,420,971)		95,400,189

Foreign Government Agencies — 1.5%

SOVEREIGN — 1.5%
United Mexican States Notes 6.63% due 03/03/15	4,150,000	4,498,600
United Mexican States Notes 6.75% due 09/27/34	1,806,000	2,013,690

United Mexican States Notes 9.88% due 02/01/10	3,250,000	3,643,250

		10,155,540

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $10,000,560)

Municipal Bonds & Notes — 0.1%

U.S. MUNICIPAL BONDS & NOTES — 0.1%
McKeesport, Pennsylvania General Obligation Series B 7.30% due 03/01/20 (cost $249,556)	250,000	254,165

U.S. Government Agencies — 0.1%

FEDERAL NATIONAL MTG. ASSOC. — 0.1%
6.50% due 03/01/29	140,253	144,792
6.50% due 06/01/29	57,072	58,919
6.50% due 08/01/29	106,664	110,118
6.50% due 11/01/31	23,829	24,571
6.50% due 05/01/32	50,038	51,565

		389,965

RESOLUTION FUNDING CORP — 0.0%
Zero Coupon due 01/15/21 Strip(16)	640,000	321,512

TOTAL U.S. GOVERNMENT AGENCIES (cost $614,502)		711,477

U.S. Government Treasuries — 9.4%

UNITED STATES TREASURY NOTES — 9.4%
3.88% due 02/15/13(13)	24,500,000	23,709,483
4.88% due 08/15/16	37,500,000	38,188,463

TOTAL U.S. GOVERNMENT TREASURIES (cost $61,493,303)		61,897,946

Common Stock — 0.0%

BANKS-COOPERATIVE — 0.0%
General Chemical Industrial Product, Inc.†(1)(7)	72	103,742

CONTAINERS-METAL/GLASS — 0.0%
Russell-Stanley Holdings, Inc.†*(1)(7)(12)	1,500	0

SPECIFIED PURPOSE ACQUISITIONS — 0.0%
Smurfit Kappa Funding PLC	519	0

TELECOM SERVICES — 0.0%
Virgin Media, Inc.	3,102	78,263

TOTAL COMMON STOCK (cost $354,322)		182,005

Membership Interest Certificates — 0.0%

HOME FURNISHINGS — 0.0%
CVC Claims Litigation Trust†(1)(12)	5	0

RETAIL-BEDDING — 0.0%
Sleepmaster, LLC†(1)(7)(12)	264	3

TOTAL MEMBERSHIP INTEREST CERTIFICATES (cost $85,648)		3

Preferred Stock — 0.7%

FINANCE-INVESTMENT BANKER/BROKER — 0.5%
Citigroup, Inc., Series F 6.37%	42,000	2,133,600
Lehman Brothers Holdings, Inc., Class D 5.67%	30,000	1,537,500

		3,671,100

REAL ESTATE INVESTMENT TRUSTS — 0.2%
ProLogis Trust, Series C 8.54%	20,000	1,145,000

TOTAL PREFERRED STOCK (cost $4,280,312)		4,816,100

Warrants — 0.0%†

CHEMICALS-SPECIALTY — 0.0%
General Chemical Industries Series A Expires 04/30/11 (strike price $195.43)(1)(7)	42	52,308
General Chemical Industries Series B Expires 03/31/11 (strike price $376.02)(1)(7)	31	33,010

		85,318

DIVERSIFIED FINANCIAL SERVICES — 0.0%
Advanstar Holdings Corp. Expires 10/15/11 (strike price $0.01)*(1)	75	6,750

METAL PROCESSORS & FABRICATION — 0.0%
ACP Holding Co. Expires 09/30/13 (strike price $.01)*	40,587	52,763

RADIO — 0.0%
XM Satellite Radio Holdings, Inc., Class A Expires 03/15/10 (strike price $45.24)	125	501

TOTAL WARRANTS (cost $31,413)		145,332

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $630,618,949)		637,413,934

Short-Term Investment Securities — 3.6%

TIME DEPOSIT — 3.6%
Euro Time Deposit with State Street Bank & Trust Co. 4.05% due 05/01/07 (cost $23,743,000)	23,743,000	23,743,000

TOTAL INVESTMENTS (cost $654,361,949)(5)	100.1%	661,156,934
Liabilities in excess of other assets	(0.1)	(808,048)

NET ASSETS	100.0%	$660,348,886

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2007, the aggregate value of these securities was $80,490,166 representing 12.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Fair valued security; see Note 1

(2)	Collateralized Mortgaged Obligation

(3)	Variable Rate Security — the rate reflected is as of April 30, 2007, maturity date reflects the stated maturity date.

(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(5)	See Note 4 for cost of investments on a tax basis

(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of April 30, 2007

(7)	Illiquid security

(8)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(9)	Bond in default

(10)	Company has filed Chapter 11 bankruptcy protection.

(11)	Bond in default of principal and interest

(12)	To the extent permitted by the Statement of Additional Information, the Corporate Bond Portfolio may invest in restricted securities. These restricted securities are valued pursuant to Note 1. Restricted Securities held by a portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exists. As of April 30, 2007, the Corporate Bond Portfolio held the following restricted securities:

					Market
	Acquisition	Principal/	Acquisition		Value Per	% of Net
Name	Date	Shares	Cost	Market Value	Share	Assets

Clark Material Handling Co. 10.75% due 11/15/56	11/12/1997	50,000	$50,000
	01/08/1997	50,000	50,000

		100,000	100,000	$0	$0.00	0.00%
CVC Claims Litigation Trust Membership Interest Certificates	5/19/2006	5	9,558	0	0	0.00
Holt Group, Inc. 9.75% due 01/15/06	02/09/1998	100,000	100,000
				0	0.00	0.00
Jitney-Jungle Stores of America, Inc. 10.38% due 09/15/07	9/15/1997	50,000	51,970	0	0	0.00
Jitney-Jungle Stores of America, Inc. 10.38% due 09/15/07	2/27/1998	25,000	26,905	0	0	0.00
Jitney-Jungle Stores of America, Inc. 10.38% due 09/15/07	4/28/1998	50,000	52,913	0	0	0.00
Nebco Evans Holding Co. 12.38% due 07/15/07	1/6/1998	125,000	125,000	0	0	0.00
Russell Stanley Holdings, Inc. 9.00% due 11/30/08	2/5/1999	13,694	78,233	635	4.64	0.00
Russell Stanley Holdings, Inc. Common Stock	2/5/1999	1,500	—	0	0	0.00
SleepMaster, LLC Membership Interest Certificates	2/25/2003	264	58,497	3	0.01	0.00
U.S. Office Products Co. 9.75% due 05/15/08	06/05/1998	125,000	130,568
	09/01/1998	100,000	88,148
	10/26/1999	75,000	41,909	0	0.00	0.00

		300,000	260,625	$638		0.00%

(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(14)	Perpetual maturity — maturity date reflects the next call date.

(15)	Company has filed Chapter 7 bankruptcy.

(16)	Principal only

Open Futures Contracts

				Value as of	Unrealized
Number of		Expiration	Value at	April 30,	Appreciation
Contracts	Description	Date	Trade Date	2007	(Depreciation)

35 Short	U.S. Treasury 10 YR Note	June 2007	$3,811,063	$3,791,484	$19,579

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GLOBAL BOND PORTFOLIO
Portfolio of Investments — April 30, 2007
(unaudited)

Asset Backed Securities — 4.0%		Shares/ Principal Amount**	Value (Note 1)

UNITED KINGDOM — 1.3%
Garanite Master Issuer PLC Series 2007-1 5A1 5.66% due 12/20/54(1)(2)	GBP	660,000	$1,320,052
Holmes Master Issuer PLC Series 2006-1X, Class 3A3 5.60% due 07/15/40(1)(2)	GBP	400,000	799,880

			2,119,932

UNITED STATES — 2.7%
American Home Mtg. Investment Trust Series 2004-3, Class 1A 5.69% due 10/25/34*(1)(2)		$45,993	46,060
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 5.53% due 02/25/36(1)(2)		1,670,449	1,667,263
Countrywide Alternative Loan Trust Series 2005-82, Class A1 5.59% due 02/25/36(1)(2)		1,704,928	1,703,509
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A 5.62% due 12/15/33(2)		267,580	268,032
First Horizon ABS Trust Series 2004-HE3, Class A 5.61% due 10/25/34(2)		288,980	289,555
Sequoia Mtg. Trust Series 2004-10, Class A3A 5.87% due 11/20/34(2)		313,690	314,536

			4,288,955

TOTAL ASSET BACKED SECURITIES (cost $6,351,186)			6,408,887

Corporate Bonds & Notes — 2.6%

UNITED STATES — 2.6%
Arch Capital Group, Ltd. Debentures 7.35% due 05/01/34		190,000	207,492
Citicorp Sub. Notes Series E 5.50% due 06/30/10	EUR	570,000	407,985
CNA Financial Corp. Senior Notes 6.60% due 12/15/08		330,000	336,137
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/22		110,000	145,059
Comcast Cable Communications, Inc. Notes 8.38% due 05/01/07		500,000	500,000
Cox Communications, Inc. Notes 4.63% due 01/15/10		560,000	552,279
Credit Suisse First Boston Sub. Notes 7.90% due 05/01/07*(2)(3)(6)		550,000	551,169
Inter-American Development Bank Notes 7.00% due 06/15/25		850,000	1,019,139
PHH Corp. Senior Notes 6.00% due 03/01/08(6)		513,000	514,100

TOTAL CORPORATE BONDS & NOTES (cost $4,166,731)			4,233,360

Foreign Corporate Bonds & Notes — 2.9%

AUSTRALIA — 0.2%
SCHIG Series EMTN 4.63% due 11/21/13		260,000	254,681

AUSTRIA — 0.2%
OeBB — Infrastruktur Bau AG Company Guar. Notes 4.75% due 10/28/13		290,000	285,361

ITALY — 0.4%
Banca Pop Bergamo Capital Trust Bank Company Guar. Notes 8.36% due 02/15/11(2)(3)	EUR	450,000	687,341

JAPAN — 0.3%
Resona Bank, Ltd Sub. Notes Series EMTN 3.75% due 04/15/15(3)	EUR	420,000	559,311

LUXEMBOURG — 0.3%
Tyco International Group SA Company Guar. Notes Series EMTN 5.50% due 11/19/08	EUR	370,000	511,737

NETHERLANDS — 0.4%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30		90,000	112,962
Imperial Tobacco Overseas BV Company Guar. Notes 7.13% due 04/01/09		570,000	586,792

			699,754

SPAIN — 0.5%
Instituto Credito Oficial Company Guar. Notes 4.63% due 10/26/10		700,000	695,695
UNITED KINGDOM — 0.6%
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(2)(3)		330,000	332,892
Royal Bank of Scotland PLC Sub. Notes 5.25% due 07/22/08	EUR	900,000	634,581

			967,473

TOTAL FOREIGN CORPORATE BONDS & Notes (cost $4,286,522)			4,661,353

Foreign Government Agencies — 54.8%

AUSTRALIA — 0.2%
Government of Australia Series 217 6.00% due 02/15/17	AUD	450,000	377,012

BELGIUM — 2.0%
Kingdom of Belgium Senior Bonds 3.75% due 03/28/09	EUR	1,700,000	2,303,901
Kingdom of Belgium Bonds 5.50% due 03/28/28	EUR	600,000	945,563

			3,249,464

CANADA — 2.3%
Government of Canada Bonds 4.50% due 06/01/15	CAD	900,000	830,248
Government of Canada Bonds 5.13% due 11/14/16	CAD	550,000	549,785
Government of Canada Notes 5.75% due 06/01/29	CAD	1,000,000	1,096,387
Government of Canada Bonds 8.38% due 06/01/08	CAD	1,300,000	1,193,027

			3,669,447

DENMARK — 0.6%
Kingdom of Denmark Bonds 6.00% due 11/15/11	DKK	5,000,000	984,245

FRANCE — 7.6%
Government of France Notes 3.50% due 01/12/09	EUR	1,600,000	2,160,622
Government of France Bonds 5.25% due 04/25/08	EUR	950,000	1,309,576
Government of France Bonds 5.50% due 10/25/07	EUR	3,950,000	5,424,917
Government of France Bonds 5.75% due 10/25/32	EUR	2,050,000	3,387,922

			12,283,037

GERMANY — 9.4%
Bundesrepublik Deutschland Bonds 4.00% due 07/04/16	EUR	2,410,000	3,251,971
Federal Republic of Germany Series 05 4.00% due 01/04/37	EUR	50,000	64,668
Federal Republic of Germany Series 03 Bonds 4.25% due 01/04/14	EUR	5,860,000	8,042,187
Federal Republic of Germany Bonds 6.25% due 01/04/24	EUR	300,000	502,970
Federal Republic of Germany Bonds Series 97 6.50% due 07/04/27	EUR	1,850,000	3,249,818

			15,111,614

ITALY — 4.4%
Republic of Italy Bonds 3.00% due 01/15/10	EUR	2,000,000	2,652,087
Republic of Italy Senior Notes 5.25% due 08/01/17	EUR	750,000	1,100,443
Republic of Italy Bonds 5.50% due 11/01/10	EUR	800,000	1,138,914
Republic of Italy Bonds 6.00% due 05/01/31	EUR	1,300,000	2,132,401

			7,023,845

JAPAN — 22.8%
Government of Japan Bonds Series 37, 0.80% due 06/20/09	JPY	1,080,000,000	9,018,499
Government of Japan Bonds 1.00% due 06/20/13	JPY	385,000,000	3,164,301
Government of Japan Bonds 1.30% due 06/20/11	JPY	975,000,000	8,224,696
Government of Japan Bonds 1.40% due 12/20/15	JPY	1,105,000,000	9,159,066
Government of Japan Bonds 1.70% due 12/20/16	JPY	165,000,000	1,397,140
Government of Japan Bonds Series 67, 1.90% due 03/20/24	JPY	450,000,000	3,730,019
Government of Japan Bonds 2.10% due 12/20/26	JPY	35,000,000	295,203
Government of Japan Bonds 2.50% due 09/20/34	JPY	130,000,000	1,136,813
Government of Japan Bonds 2.00% due 12/20/25	JPY	70,000,000	583,826

			36,709,563

SPAIN — 4.8%
Kingdom of Spain Bonds 4.20% due 07/30/13	EUR	800,000	1,093,914

Kingdom of Spain Bonds 4.40% due 01/31/15	EUR	4,800,000	6,640,514

			7,734,428

SWEDEN — 0.7%
Kingdom of Sweden Bonds 5.00% due 01/28/09	SEK	4,700,000	713,343
Kingdom of Sweden Debentures Series 1041 6.75% due 05/05/14	SEK	2,300,000	397,073

			1,110,416

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $86,649,736)			88,253,071

Foreign Government Treasuries — 9.2%

AUSTRIA — 3.9%
Republic of Austria Treasury Notes 5.50% due 01/15/10	EUR	4,500,000	6,347,748

UNITED KINGDOM — 5.3%
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/36	GBP	650,000	1,244,888
United Kingdom Gilt Treasury Bonds 8.75% due 08/25/17	GBP	400,000	1,036,994
United Kingdom Gilt Treasury Bonds 4.25% due 06/07/32	GBP	1,980,000	3,761,436
United Kingdom Gilt Treasury Bonds 4.75% due 06/07/10	GBP	470,000	921,775
United Kingdom Gilt Treasury Bonds 5.00% due 09/07/14	GBP	250,000	495,201
United Kingdom Gilt Treasury Bonds 7.25% due 12/07/07	GBP	570,000	1,150,487

			8,610,781

TOTAL FOREIGN GOVERNMENT TREASURIES (cost $13,590,991)			14,958,529

U.S. Government Agencies — 11.8%

Federal Home Loan Bank Bonds Series MTN 5.00% due 02/20/09		5,350,000	5,360,513
Federal Home Loan Mtg. Corp. 5.00% due 02/08/08		12,700,000	12,680,061
Federal National Mtg. Assoc. Notes 5.27% due 01/16/09		940,000	940,022

TOTAL U.S. GOVERNMENT AGENCIES (cost $17,958,902)			18,980,596

U.S. Government Treasuries — 8.0%

United States Treasury Bonds 2.38% due 01/15/27		131,160	132,128
7.50% due 11/15/24		540,000	705,628
8.00% due 11/15/21		5,650,000	7,494,634
United States Treasury Inflation Bonds 2.38% due 01/15/17		585,173	594,294
United States Treasury Notes
1.88% due 07/15/15		1,642,267	1,607,049
4.25% due 08/15/15		2,490,000	2,428,527

TOTAL U.S. GOVERNMENT TREASURIES (cost $12,957,219)			12,962,260

TOTAL BONDS & NOTES (cost $145,961,287)			150,458,056

Common Stock — 0.3%

UNITED KINGDOM — 0.3%
Fortis Capital Co., Class A (cost $433,477)	EUR	320	449,788

Preferred Stock — 0.3%

UNITED STATES — 0.3%
BCI US Funding Trust II 4.69% (cost $447,483)	EUR	340,000	471,404

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $146,842,247)			151,379,248

Short-Term Investment Securities — 3.2%

Euro Time Deposit with State Street Bank & Trust Co. 4.05% due 05/01/07 (cost $5,080,000)		5,080,000	5,080,000

TOTAL INVESTMENTS (cost $151,922,247) (4)		97.1%	156,459,248
Other assets less liabilities		2.9	4,701,718

NET ASSETS		100.0%	$161,160,966

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2007, the aggregate value of these securities was $597,229 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	In United States dollars unless otherwise indicated.

(1)	Collateralized Mortgaged Obligation

(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of April 30, 2007

(3)	Perpetual maturity — maturity date reflects the next call date.

(4)	See Note 4 for cost of investments on a tax basis.

(6)	To the extent permitted by the Statement of Additional Information, the Global Bond Portfolio may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2007, the Global Bond Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition		Value per	% of Net
Name	Date	Amount	Cost	Market Value	Share	Assets
Credit Suisse First Boston 7.90% due 05/01/07	10/07/2004	550,000	$606,586	$551,169	$1.00	0.3%
PHH Corp. 6.00% due 03/01/08	8/19/2005	513,000	539,703	514,100	1.00	0.3

				$1,065,269		0.6%

Open Futures Contracts

				Value as of	Unrealized
Number of		Expiration	Value at	April 30,	Appreciation
Contracts	Description	Date	Trade Date	2007	(Depreciation)

18 Short	90 Day Euro Dollar	June 2017	4,268,589	4,260,375	$ 8,214
135 Short	Euro-BOBL	June 2007	19,993,701	19,855,679	138,022
9 Short	LIF Long Gilt	June 2007	1,933,404	1,928,915	4,489
115 Long	Euro-Bond	June 2007	18,210,241	17,915,414	(294,827)
1 Long	Tokyo Stock Exchange	June 2007	1,124,312	1,124,304	(8)
19 Long	Euro-Schatz	June 2007	2,686,166	2,674,446	(11,720)
17 Long	U.S. Treasury 10 Year Note	June 2007	1,847,984	1,841,578	(6,406)
110 Long	U.S. Treasury 5 Year Note	June 2007	11,594,016	11,641,094	47,078
13 Short	U.S. Treasury Long Bond	June 2007	1,472,643	1,452,750	19,893

					$ (95,265)

Open Forward Foreign Currency Contracts

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Appreciation

* USD	6,631,882	AUD	8,296,970	6/20/2007	$ 249,962
* USD	7,445,000	CAD	8,514,436	6/20/2007	238,099
* USD	13,398,000	CHF	16,127,867	6/20/2007	13,836
USD	327,375	DKK	1,829,140	6/22/2007	8,234
USD	3,367,351	EUR	2,468,941	5/30/2007	6,097
* USD	7,429,907	EUR	5,551,997	6/20/2007	161,596
* USD	530,719	GBP	269,828	5/16/2007	8,813
* USD	18,060,250	GBP	9,273,737	6/20/2007	478,761
* USD	13,216,763	NOK	80,801,962	6/20/2007	384,055
* USD	4,451,000	NZD	6,284,727	6/20/2007	188,307
* USD	2,573,951	SEK	17,685,266	6/20/2007	72,831

					$1,810,591

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Depreciation

* AUD	1,858,144	USD	1,482,000	6/20/2007	$ (59,220)
* CAD	8,504,565	USD	7,266,452	6/20/2007	(407,740)
CAD	115,988	USD	101,379	7/12/2007	(3,350)
* CHF	19,892,966	USD	16,467,735	6/20/2007	(75,051)
* EUR	5,521,089	USD	7,449,000	6/20/2007	(100,241)
* GBP	909,051	USD	1,775,808	5/16/2007	(41,878)
* GBP	5,300,870	USD	10,393,996	6/20/2007	(202,906)
* JPY	1,194,451,753	USD	10,250,721	6/20/2007	187,112
* NOK	45,250,140	USD	7,428,000	6/20/2007	(188,633)
NZD	142,758	USD	99,217	5/30/2007	(6,313)
* NZD	7,000,343	USD	4,845,124	6/20/2007	(322,442)
* SEK	10,370,498	USD	1,485,000	6/20/2007	(67,051)
USD	9,230,831	JPY	1,090,356,913	5/31/2007	(66,335)
* USD	7,457,000	JPY	867,482,894	6/20/2007	(148,200)

					$(1,502,248)

Net Unrealized Appreciation (Depreciation)					$ 308,343

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.
AUD — Australian Dollar CAD — Canada Dollar CHF — Swiss Franc DKK — Danish Krone EUR — Euro Dollar GBP — British Pound	JPY — Japanese Yen NOK — Norwegian Krone NZD — New Zealand Dollar SEK — Swedish Krona USD — United States Dollar

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
					Upfront Payments	Unrealized
	Notional Amount		Payments received	Payments made by	made (Received) by	Appreciation
Swap Counterparty	(000’s)	Termination Date	by the Fund	the Fund	the fund	(Depreciation)

Merrill Lynch Capital Markets	CAD 3,750	03/08/11	4.40%	3 month CDOR	$—	$(4,105)
Merrill Lynch Capital Markets	USD 2,600	03/10/11	3 month LIBOR	5.24%		(18,366)
Deutsche Bank AG(a)	CAD 870	04/04/12	4.32%	6 month CDOR	—	(4,400)
Deutsche Bank AG(a)	CAD 870	04/05/12	4.33%	6 month CDOR	4,829	(8,659)
Deutsche Bank AG(a)	NZD 1,410	04/10/12	3 month ZDOR	7.60%	—	(9,901)
Deutsche Bank AG(a)	NZD 1,410	04/11/12	3 month ZDOR	7.60%	—	(9,891)
Deutsche Bank AG(a)	CAD 3,700	04/12/11	4.59%	3 month CDOR	—	19,315
Merrill Lynch Capital Markets(a)	EUR 650	04/14/36	4.45%	6 month EURO	—	(12,191)
Credit Suisse First Boston International (London)(a)	USD 2,200	04/18/11	3 month LIBOR	5.37%	—	(25,917)
Citibank NA(a)	USD 2,700	04/21/11	5.60%	3 month LIBOR	5,318	54,360
Morgan Stanley Capital Services	EUR 2,300	05/12/16	4.21%	6 month EURO	—	40,922
Morgan Stanley Capital Services	EUR 2,530	05/19/16	4.25%	6 month EURO	—	34,926
Morgan Stanley Capital Services(a)	EUR 450	05/23/16	4.25%	6 month EURO	—	6,197
Deutsche Bank AG(a)	EUR 550	05/23/36	6 month EURO	4.56%	—	3,255
Morgan Stanley Capital Services(a)	EUR 1,100	05/25/16	4.14%	6 month EURO	—	27,364
Barclay’s Bank(a)	GBP 2,390	06/20/12	5.50%	6 month BP	16,476	(53,915)
Barclay’s Bank	EUR 2,070	06/20/12	6 month EURO	4.25%	(18,215)	30,338
Barclay’s Bank	EUR 10,870	06/20/12	6 month EURO	4.25%	75,602	(273,266)
Barclay’s Bank(a)	USD 57,590	06/20/12	5.00%	3 month LIBOR	292,901	(228,949)
Barclay’s Bank(a)	USD 11,660	06/20/12	3 month LIBOR	5.00%	39,090	(52,038)
Barclay’s Bank(a)	USD 30,850	06/20/12	5.00%	3 month LIBOR	137,088	(171,345)
Citibank NA(a)	USD 4,210	06/20/12	5.00%	3 month LIBOR	3,649	34,937
Credit Suisse First Boston International (London)(a)	SEK 15,000	06/20/12	4.25%	3 month SKOF	7,986	(56,847)
Credit Suisse First Boston International (London)(a)	USD 16,810	06/20/12	5.00%	3 month LIBOR	65,904	(47,237)
Credit Suisse First Boston International (London)(a)	USD 4,530	06/20/12	5.00%	3 month LIBOR	(245)	(4,785)
Credit Suisse First Boston International (London)(a)	USD 2,890	06/20/12	3 month LIBOR	5.00%	(4,082)	873
Deutsche Bank AG(a)	CAD 3,820	06/20/12	6 month CDOR	4.50%	(42,764)	34,987
Deutsche Bank AG(a)	AUD 21,130	06/20/12	6.25%	6 month BBSW	(45,745)	(128,898)
Deutsche Bank AG(a)	AUD 3,250	06/20/12	6 month BBSW	6.25%	38,131	(11,269)
Deutsche Bank AG(a)	AUD 2,550	06/20/12	6 month BBSW	6.25%	30,757	(9,681)
Deutsche Bank AG(a)	USD 1,540	06/20/12	5.00%	3 month LIBOR	(6,073)	7,783
Deutsche Bank AG(a)	USD 1,960	06/20/12	5.00%	3 month LIBOR	(6,783)	8,959
Deutsche Bank AG(a)	AUD 3,370	06/20/12	6 month BBSW	6.25%	44,712	(16,858)
Deutsche Bank AG(a)	AUD 3,370	06/20/12	6 month BBSW	6.25%	41,544	(13,690)
Deutsche Bank AG(a)	USD 2,060	06/20/12	3 month LIBOR	5.00%	(224)	2,511
Deutsche Bank AG(a)	USD 2,060	06/20/12	3 month LIBOR	5.00%	(670)	2,958
Lehman Brothers International(a)	USD 30,780	06/20/12	3 month LIBOR	5.00%	130,440	(164,620)
Merrill Lynch Capital Markets	JPY 1,292,000	06/20/12	6 month JYOR	1.50%	(64,984)	8,067
Citibank NA(a)	JPY 2,742,000	06/20/14	1.50%	6 month JYOR	84,378	31,931
Citibank NA(a)	JPY 643,000	06/20/14	1.50%	6 month JYOR	(9,860)	(17,414)
Citibank NA(a)	JPY 1,284,000	06/20/14	6 month JYOR	1.50%	63,380	(8,916)
Deutsche Bank AG(a)	JPY 857,000	06/20/14	1.50%	6 month JYOR	26,530	9,821
Deutsche Bank AG(a)	JPY 643,000	06/20/14	1.50%	6 month JYOR	(1,840)	(25,434)
Bank Of America NA(a)	JPY 829,000	06/20/17	1.75%	6 month JYOR	(88,462)	49,520
Barclay’s Bank(a)	SEK 99,000	06/20/17	3 month SKOF	4.25%	—	360,042
Barclay’s Bank(a)	USD 1,290	06/20/17	5.10%	3 month LIBOR	(2,150)	8,525
Citibank NA(a)	JPY 378,000	06/20/17	1.75%	6 month JYOR	(18,167)	410
Credit Suisse First Boston International (London)(a)	SEK 20,000	06/20/17	3 month SKOF	4.25%	—	72,736
Credit Suisse First Boston International (London)(a)	EUR 830	06/20/17	4.25%	6 month EURO	5,402	(20,495)
Credit Suisse First Boston International (London)(a)	SEK 8,200	06/20/17	3 month SKOF	4.25%	11,573	1,510
Credit Suisse First Boston International (London)(a)	EUR 4,700	06/20/17	6 month EURO	4.25%	110,299	(24,833)
Deutsche Bank AG	SEK 17,000	06/20/17	4.25%	3 month SKOF	—	(29,164)
Morgan Stanley Capital Services(a)	SEK 55,000	06/20/17	3 month SKOF	4.25%	—	200,024
Barclay’s Bank(a)	USD 25,260	06/20/22	5.25%	3 month LIBOR	(97,895)	226,067
Barclay’s Bank(a)	USD 13,350	06/20/22	5.25%	3 month LIBOR	(193,759)	126,019
Lehman Brothers International(a)	USD 13,320	06/20/22	5.25%	3 month LIBOR	(188,660)	121,073
Barclay’s Bank(a)	USD 3,150	06/21/27	5.25%	3 month LIBOR	(69,464)	26,890
Citibank NA(a)	USD 1,020	06/21/27	5.25%	3 month LIBOR	(13,025)	(761)
Credit Suisse First Boston International (London)(a)	USD 1,170	06/21/27	5.25%	3 month LIBOR	(16,520)	707
Credit Suisse First Boston International (London)(a)	USD 1,270	06/21/27	3 month LIBOR	5.25%	(14,338)	(2,827)
Banc of America Securities(a)	USD 13,720	06/22/09	5.00%	3 month LIBOR	30,048	(39,201)
Barclay’s Bank	EUR 17,130	06/22/09	4.25%	6 month EURO	33,968	(85,989)
Barclay’s Bank(a)	USD 31,020	06/22/09	5.00%	3 month LIBOR	(85,092)	105,787
Barclay’s Bank(a)	USD 17,840	06/22/09	5.00%	3 month LIBOR	(22,950)	11,048
BNP Paribas (London)(a)	EUR 12,150	06/22/09	4.25%	6 month EURO	22,966	(59,864)
Credit Suisse First Boston International (London)(a)	USD 27,490	06/22/09	5.00%	3 month LIBOR	(90,186)	108,526
Credit Suisse First Boston International (London)(a)	USD 13,770	06/22/09	5.00%	3 month LIBOR	(13,098)	3,911
Lehman Brothers International(a)	USD 17,820	06/22/09	5.00%	3 month LIBOR	(23,548)	11,659
Merrill Lynch Capital Markets(a)	EUR 14,720	06/22/09	4.25%	6 month EURO	28,530	(73,233)
Barclay’s Bank(a)	GBP 1,610	06/22/37	6 month BP	4.50%	30,411	146,639
Credit Suisse First Boston International (London)(a)	GBP 1,790	06/22/37	6 month BP	4.50%	33,957	162,901
Credit Suisse First Boston International (London)(a)	EUR 1,250	06/22/37	4.25%	6 month EURO	(20,882)	(56,405)
Credit Suisse First Boston International (London)(a)	USD 1,070	06/22/37	5.25%	3 month LIBOR	4,397	(25,223)
Merrill Lynch Capital Markets(a)	GBP 1,700	06/22/37	6 month BP	4.50%	33,605	153,342
Citibank NA(a)	JPY 135,000	06/28/16	6 month JYOR	2.10%		36,660
Citibank NA(a)	EUR 525	06/28/16	4.28%	6 month EURO	—	5,787
Citibank NA(a)	JPY 135,000	06/29/16	6 month JYOR	2.12%	—	38,454
Citibank NA(a)	EUR 525	06/29/16	4.30%	6 month EURO	—	(8,333)
Credit Suisse First Boston International (London)(a)	EUR 11,700	07/06/15	6 month EURO	3.96%	—	434,422
Merrill Lynch Capital Markets	CAD 4,300	07/15/10	3 month CDOR	3.64%	—	90,986
Merrill Lynch Capital Markets	CAD 4,400	07/15/10	3 month CDOR	3.64%	—	92,515
Merrill Lynch Capital Markets	USD 2,800	07/19/10	4.40%	3 month LIBOR	—	(102,941)
Deutsche Bank AG(a)	CAD 280	07/25/11	4.40%	4.62%	—	1,763
UBS AG(a)	CAD 450	07/25/11	4.40%	4.67%	—	3,600
Deutsche Bank AG(a)	CAD 500	07/28/11	4.40%	4.64%	55	3,642
Deutsche Bank AG(a)	CAD 420	08/01/11	3 month CDOR	4.58%	—	2,079
Deutsche Bank AG(a)	CAD 280	08/04/11	3 month CDOR	4.58%	—	1,376
Deutsche Bank AG(a)	CAD 280	08/08/11	3 month CDOR	4.57%	—	1,258
Deutsche Bank AG(a)	CAD 1,220	08/09/11	3 month CDOR	4.56%	—	5,304
Deutsche Bank AG(a)	CAD 560	08/10/11	3 month CDOR	4.55%	—	2,260
UBS AG(a)	CAD 650	08/10/11	3 month CDOR	4.55%	—	2,635
Citibank NA(a)	JPY 390,000	09/21/11	6 month JYOR	1.61%	—	42,752
Citibank NA(a)	EUR 1,450	09/21/11	4.03%	6 month EURO	—	(23,439)
Deutsche Bank AG(a)	JPY 95,000	09/21/11	6 month JYOR	1.58%	—	9,606
Deutsche Bank AG(a)	JPY 100,000	09/21/11	6 month JYOR	1.61%	—	(11,141)
Deutsche Bank AG(a)	EUR 400	09/21/11	4.02%	6 month EURO	—	6,648
Deutsche Bank AG(a)	EUR 350	09/21/11	4.07%	6 month EURO	—	4,844
Deutsche Bank AG(a)	CAD 230	09/27/11	4.17%	3 month CDOR	—	2,209
Deutsche Bank AG(a)	CAD 650	09/27/11	4.16%	3 month CDOR	—	6,477
National Australia Bank, Ltd.(a)	CAD 850	09/27/11	4.17%	3 month CDOR	—	8,241
Deutsche Bank AG(a)	CAD 60	09/28/11	4.18%	3 month CDOR	—	552
National Australia Bank, Ltd.(a)	CAD 1,380	10/03/11	4.18%	3 month CDOR	—	14,357
UBS AG(a)	CAD 720	10/05/11	4.20%	3 month CDOR	—	6,370
Deutsche Bank AG(a)	CAD 650	10/06/11	4.18%	3 month CDOR	—	5,926
Deutsche Bank AG(a)	EUR 25,110	10/16/09	4.36%	6 month EURO	—	(7,571)
Deutsche Bank AG(a)	EUR 10,040	10/16/09	4.40%	6 month EURO	—	7,309
Deutsche Bank AG(a)	EUR 10,040	10/16/09	4.40%	6 month EURO	—	5,797
Deutsche Bank AG(a)	EUR 5,020	10/16/09	4.36%	6 month EURO	—	(1,136)
Deutsche Bank AG(a)	EUR 16,920	10/16/14	6 month EURO	4.38%	—	(7,448)
Deutsche Bank AG(a)	EUR 6,780	10/16/14	6 month EURO	4.44%	—	(37,498)
Deutsche Bank AG(a)	EUR 6,770	10/16/14	6 month EURO	4.43%	—	(33,578)
Deutsche Bank AG(a)	EUR 3,390	10/16/14	6 month EURO	4.38%	—	(2,164)
Deutsche Bank AG(a)	EUR 3,770	10/16/37	4.57%	6 month EURO	—	26,677
Deutsche Bank AG(a)	EUR 1,500	10/16/37	4.64%	6 month EURO	—	34,419
Deutsche Bank AG(a)	EUR 1,510	10/16/37	4.63%	6 month EURO	—	31,366
Deutsche Bank AG(a)	EUR 750	10/16/37	4.57%	6 month EURO	—	6,041
Credit Suisse First Boston International (London)	EUR 1,400	12/10/35	3.90%	6 month EURO	6,509	(197,591)

TOTAL					$300,754	$969,745

(a)     Illiquid Security
CDOR — Canadian Dollar Offered Rate
LIBOR — London Interbank Offered Rate
BP — British Pound Offered Rate
EURO — Euro Offered Rate
JYOR — Japanese Yen Offered Rate
ZDOR — New Zealand Dollar Offered Rate
SKOF — Swedish Krona Offered Rate
BBSW — Australian Bank Bill Swap Reference Rate

Industry Allocation*
Foreign Government Bonds	64.0%
Federal Home Loan Mtg. Corp.	7.9
United States Treasury Bonds	5.5
Federal Home Loan Bank	3.3
Time Deposits	3.2
Collateralized Mortgage Obligations	2.9
United States Treasury Notes	2.5
Banks-Commercial	2.1
Diversified Financial Services	1.0
Banks-Money Center	0.9
Cable TV	0.7
Federal National Mtg. Assoc.	0.6
Banks-Cooperative	0.4
Tobacco	0.4
Commercial Services	0.3
Diversified Manufactured Operations	0.3
Finance-Investment Banker/Broker	0.3
Insurance-Multi-line	0.2
Special Purpose Entities	0.2
Transport-Rail	0.2
Insurance-Property/Casualty	0.1
Telephone-Integrated	0.1

97.1%

*	Calculated as a percentage of Net Assets

SUNAMERICA SERIES TRUST
HIGH-YIELD BOND PORTFOLIO
Portfolio of Investments — April 30, 2007
(unaudited)

Convertible Bonds & Notes — 0.4%	Shares/ Principal Amount	Value (Note 1)

MEDICAL INSTRUMENTS — 0.0%
Kyphon, Inc. Senior Notes 1.25% due 02/01/14*	$125,000	$125,000

MEDICAL-BIOMEDICAL/GENE — 0.1%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	250,000	236,562

MEDICAL-NURSING HOMES — 0.0%
Genesis HealthCare Corp. Senior Sub. Debentures 2.50% due 03/15/25*	25,000	32,813

TELECOM SERVICES — 0.3%
ICO North America, Inc. Notes 7.50% due 08/15/09(1)(2)(3)	1,125,000	1,125,000

Total Convertible Bonds & Notes (cost $1,522,844)		1,519,375

Corporate Bonds & Notes — 76.4%

ADVERTISING SERVICES — 0.1%
RH Donnelley Corp. Senior Disc. Notes Class A-2 6.88% due 01/15/13	525,000	520,406

AGRICULTURAL CHEMICALS — 1.2%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	550,000	550,000
Terra Capital, Inc. Senior Notes 7.00% due 02/01/17*	930,000	911,400
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	2,425,000	2,522,000
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	575,000	613,812

		4,597,212

AIRLINES — 1.5%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	2,625,000	2,671,987
Continental Airlines, Inc. Pass Through Certs. Series 2000-2, Class B 8.31% due 04/02/18	501,446	526,518
Delta Air Lines, Inc. Pass Through Certs. Class A-2 7.57% due 11/18/10	875,000	916,563
Northwest Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-1 7.04% due 04/01/22(13)	1,133,864	1,133,864
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	300,413	303,792

		5,552,724

APPLICATIONS SOFTWARE — 0.5%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	1,650,000	1,862,437

AUTO-CARS/LIGHT TRUCKS — 1.4%
Ford Motor Co. Debentures 6.38% due 02/01/29	3,350,000	2,437,125
Ford Motor Co. Notes 7.45% due 07/16/31	320,000	253,200
General Motors Corp. Debentures 8.25% due 07/15/23	2,665,000	2,411,825
General Motors Corp. Senior Bonds 8.38% due 07/15/33	212,000	191,595

		5,293,745

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.2%
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	25,000	24,875
Visteon Corp. Senior Notes 8.25% due 08/01/10	565,000	576,300

		601,175

AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT — 0.0%
Exide Corp. Notes 10.00% due 03/15/25†(1)(2)	1,975,000	0

BEVERAGES-NON-ALCOHOLIC — 0.2%
Cott Beverages, Inc. Company Guar. Notes 8.00% due 12/15/11	650,000	666,250

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 1.2%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	1,550,000	1,615,875
Dayton Superior Corp. Senior Sec. Notes 10.75% due 09/15/08	1,348,000	1,388,440
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	1,150,000	1,196,000
NTK Holdings, Inc. Senior Disc. Notes 10.75% due 03/01/14	525,000	393,750

		4,594,065

BUILDING PRODUCTS-WOOD — 0.2%
Masonite Corp. Senior Sub. Notes 11.00% due 04/06/15*	775,000	713,000

CABLE TV — 3.9%
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/12	595,000	609,875
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	3,624,000	3,841,440
CCH II LLC/CCH II Capital Corp. Senior, Series B Notes 10.25% due 09/15/10	1,275,000	1,354,688
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	950,000	1,011,750
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	5,562,000	6,111,247
Insight Communications Co., Inc. Senior Disc. Notes 12.25% due 02/15/11(5)	1,600,000	1,672,000

		14,601,000

CASINO HOTELS — 2.5%
Eldorado Casino Corp. (Shreveport Sec. Bonds 10.00% due 08/01/12)(1)(6)	2,046,934	1,965,057
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(2)	3,250,000	3,250,000
Riviera Holdings Corp. Company Guar. Notes 11.00% due 06/15/10	1,000,000	1,042,500
Seminole Hard Rock Entertainment, Inc. Sec. Notes 7.85% due 03/15/14*(7)	375,000	384,375
Station Casinos, Inc. Senior Sub. Notes 6.88% due 03/01/16	2,000,000	1,880,000
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 12/15/10*	500,000	510,000
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	475,000	484,500

		9,516,432

CELLULAR TELECOM — 1.1%
American Cellular Corp. Senior Notes 10.00% due 08/01/11	317,000	334,831
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	690,000	746,925
Centennial Communications Corp. Senior Notes 11.10% due 01/01/13(7)	925,000	972,406
Rural Cellular Corp. Senior Sub. Notes 9.75% due 01/15/10	1,500,000	1,548,750
Rural Cellular Corp. Senior Sub. Notes 11.11% due 11/01/12(7)	520,000	539,500

		4,142,412

CHEMICALS-DIVERSIFIED — 0.1%
Equistar Chemicals LP Senior Notes 10.63% due 05/01/11	450,000	474,750

CHEMICALS-SPECIALTY — 2.5%
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14*	1,475,000	1,541,375
MacDermid, Inc. Senior Notes 9.50% due 04/15/17*	300,000	311,250
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	2,650,000	2,825,562
Nalco Co. Senior Notes 7.75% due 11/15/11	400,000	412,000
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	600,000	642,000
Rockwood Specialties Group, Inc. Sub. Notes 7.50% due 11/15/14	800,000	812,000
Rockwood Specialties Group, Inc. Senior Sub. Notes 10.63% due 05/15/11	383,000	404,065
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	2,115,000	2,263,050

		9,211,302

COAL — 0.3%
Massey Energy Co. Senior Notes 6.63% due 11/15/10	1,102,000	1,114,398

COMMERCIAL SERVICES — 0.1%
DI Finance/DynCorp International Senior Sub. Notes 9.50% due 02/15/13	432,000	464,400

COMPUTER SERVICES — 0.6%
Compucom Systems, Inc. Senior Notes 12.00% due 11/01/14*	750,000	810,000
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	1,480,000	1,587,300

		2,397,300

COMPUTERS-INTEGRATED SYSTEMS — 0.2%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	625,000	618,750

CONSULTING SERVICES — 0.1%
FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13	425,000	438,813

CONSUMER PRODUCTS-MISC. — 0.4%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	175,000	178,062
Jostens Holding Corp. Senior Disc. Notes 10.25% due 12/01/13(5)	1,000,000	930,000
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	225,000	232,875
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	125,000	131,563

		1,472,500

CONTAINERS-METAL/GLASS — 1.3%
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	450,000	432,000
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	1,965,000	1,974,825
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	1,904,000	2,008,720
Owens Brockway Glass Container, Inc. Company Guar. Notes 8.88% due 02/15/09	397,000	404,940

		4,820,485

CONTAINERS-PAPER/PLASTIC — 1.1%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	935,000	945,519
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	2,006,000	2,041,105
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17*	1,100,000	1,094,500

		4,081,124

DIAGNOSTIC KITS — 0.3%
Inverness Medical Innovations, Inc. Senior Sub. Notes 8.75% due 02/15/12	1,231,000	1,283,318

DIRECT MARKETING — 0.5%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	1,925,000	2,002,000

DIVERSIFIED MANUFACTURED OPERATIONS — 0.6%
Clarke American Corp. Senior Notes 9.50% due 05/15/15*	775,000	781,781
Clarke American Corp. Senior Notes 10.11% due 05/15/15*(7)	550,000	550,000
Indalex Holding Corp. Secured Notes 11.50% due 02/01/14	700,000	736,750

		2,068,531

ELECTRIC-GENERATION — 0.6%
Edison Mission Energy Senior Notes 7.75% due 06/15/16	375,000	394,687
Reliant Energy Mid-Atlantic Power Holdings, LLC Pass Through Certs. Series B 9.24% due 07/02/17	386,327	426,892
The AES Corp. Sec. Notes 8.75% due 05/15/13*	1,325,000	1,412,781

		2,234,360

ELECTRIC-INTEGRATED — 0.5%
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	825,000	872,437
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	825,000	872,438
Southern Energy, Inc. Notes 7.90% due 07/15/09†(1)(2)(3)	4,750,000	0

		1,744,875

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.7%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	815,000	800,737
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	1,720,000	1,823,200
Freescale Semiconductor, Inc. Senior Notes 9.13% due 12/15/14*	200,000	200,000
Freescale Semiconductor, Inc. Senior Notes 9.23% due 12/15/14*(6)	775,000	771,125
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16*	1,600,000	1,616,000
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*	1,100,000	888,250

Spansion, Inc. Senior Notes 11.25% due 01/15/16*	350,000	362,250

		6,461,562

ELECTRONICS-MILITARY — 0.5%
L-3 Communications Corp. Company Guar. Senior Sec. Notes 6.13% due 07/15/13	1,900,000	1,876,250

ENERGY-ALTERNATE SOURCES — 0.4%
Aventine Renewable Energy Holdings, Inc. Senior Notes 10.00% due 04/01/17*	750,000	780,000
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12	750,000	791,250

		1,571,250

FINANCE-AUTO LOANS — 5.1%
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	10,575,000	10,583,185
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	3,160,000	3,116,243
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	1,725,000	1,730,798
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	1,102,000	1,101,229
General Motors Acceptance Corp. Notes 7.56% due 12/01/14(7)	2,350,000	2,390,791

		18,922,246

FOOD-MISC. — 0.3%
Del Monte Corp Company Guar. Notes 6.75% due 02/15/15	200,000	200,500
Wornick Co. Sec. Notes 10.88% due 07/15/11	875,000	739,375

		939,875

FUNERAL SERVICES & RELATED ITEMS — 1.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	375,000	368,438
Service Corp. International Senior Notes 7.38% due 10/01/14	378,000	393,120
Service Corp. International Senior Notes 7.63% due 10/01/18	378,000	400,207
Service Corp. International Senior Notes 8.00% due 06/15/17	1,625,000	1,616,875
Stewart Enterprises, Inc. Senior Notes 6.25% due 02/15/13	925,000	908,812

		3,687,452

GAMBLING (NON-HOTEL) — 0.7%
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*	1,250,000	1,340,625
Waterford Gaming LLC Senior Notes 8.63% due 09/15/12*	1,099,000	1,162,192

		2,502,817

GAS-DISTRIBUTION — 0.3%
Colorado Interstate Gas Co. Senior Debentures 6.85% due 06/15/37	1,000,000	1,066,099

GOLF — 0.3%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11	1,060,000	956,650

HOME FURNISHINGS — 0.4%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(5)	1,714,000	1,441,903

HOTEL/MOTEL — 0.2%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	850,000	843,625

HUMAN RESOURCES — 0.1%
TeamHealth, Inc. Company Guar. 11.25% due 12/01/13	375,000	399,375

INDEPENDENT POWER PRODUCERS — 3.7%
Calpine Corp. Sec. Notes 8.75% due 07/15/13*(8)	8,225,000	8,718,500
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	3,400,000	3,531,750
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	200,000	231,000
Reliant Energy, Inc. Sec. Notes 9.50% due 07/15/13	1,146,000	1,237,680

		13,718,930

INSURANCE BROKERS — 0.3%
USI Holdings Corp. Senior Notes 9.23% due 11/15/14*(7)	650,000	653,250
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	425,000	433,500

		1,086,750

INSURANCE-PROPERTY/CASUALTY — 0.3%
Crum & Forster Holdings Corp. Senior Notes 10.38% due 06/15/13	900,000	991,782

MACHINERY-FARMING — 0.2%
Case Corp. Notes 7.25% due 01/15/16	475,000	499,344
Case New Holland, Inc. Senior Notes 6.00% due 06/01/09	350,000	352,187

		851,531

MACHINERY-GENERAL INDUSTRIAL — 0.1%
Stewart & Stevenson LLC Senior Notes 10.00% due 07/15/14*	300,000	315,750

MEDICAL INFORMATION SYSTEMS — 0.3%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	1,025,000	1,032,688

MEDICAL PRODUCTS — 1.0%
CDRV Investors, Inc. Senior Disc. Notes 9.63% due 01/01/15(5)	1,025,000	896,875
Encore Medical Finance LLC Senior Sub. Notes 11.75% due 11/15/14*	1,125,000	1,178,438
Universal Hospital Services, Inc. Senior Notes 10.13% due 11/01/11	1,460,000	1,564,165

		3,639,478

MEDICAL-BIOMEDICAL/GENE — 0.1%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 6.13% due 12/15/14	550,000	533,500

MEDICAL-HMO — 0.5%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	1,675,000	1,788,062

MEDICAL-HOSPITALS — 3.4%
Community Health Systems, Inc. Senior Sec. Notes 6.50% due 12/15/12	1,228,000	1,269,445
HCA, Inc. Senior Notes 6.25% due 02/15/13	750,000	690,000
HCA, Inc. Senior Notes 6.95% due 05/01/12	978,000	958,440
HCA, Inc. Sec Notes. 9.13% due 11/15/14*	1,550,000	1,674,000
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	6,250,000	6,812,500
HCA, Inc. Sec Notes. 9.63% due 11/15/16*(6)	425,000	463,781
Iasis Healthcare Corp 10.61% due 06/15/14	1,000,000	985,000

		12,853,166

MEDICAL-NURSING HOMES — 0.4%
Genesis HealthCare Corp. Senior Notes 8.00% due 10/15/13	500,000	531,250
Sun Healthcare Group, Inc. Senior Sub. Notes 9.13% due 04/15/15*	1,075,000	1,118,000

		1,649,250

METAL PROCESSORS & FABRICATION — 0.2%
Metals USA, Inc. Secured Notes 11.13% due 12/01/15	625,000	693,750

METAL-DIVERSIFIED — 1.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	950,000	1,027,187
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	2,925,000	3,199,219

		4,226,406

MISCELLANEOUS MANUFACTURING — 0.2%
American Railcar Industries, Inc. Senior Notes 7.50% due 03/01/14	300,000	300,000
American Railcar Industries, Inc. Senior Notes 7.50% due 03/01/14*	300,000	312,375

		612,375

MULTIMEDIA — 0.3%
Haights Cross Operating Co. Company Guar. Senior Notes 11.75% due 08/15/11	875,000	929,688

NON-FERROUS METALS — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03.†(1)(2)(8)(14)	600,000	0

NON-HAZARDOUS WASTE DISPOSAL — 0.5%
Allied Waste North America, Inc. Senior Notes 6.88% due 06/01/17	1,775,000	1,799,406

OIL & GAS DRILLING — 0.1%
Pride International, Inc. Senior Notes 7.38% due 07/15/14	425,000	436,156

OIL COMPANIES-EXPLORATION & PRODUCTION — 3.8%
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	475,000	489,250
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	925,000	934,250
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14*	225,000	226,969
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	1,875,000	1,903,125
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	750,000	761,250
El Paso Production Holding Co. Company Guar. Notes 7.75% due 06/01/13	3,150,000	3,316,374
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	625,000	571,875
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	375,000	349,687
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14*	650,000	661,375
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	650,000	651,625
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	1,600,000	1,608,000
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	300,000	298,500
Sabine Pass LNG LP Sec. Notes. 7.25% due 11/30/13*	400,000	409,000
Sabine Pass LNG LP Sec. Notes. 7.50% due 11/30/16*	1,500,000	1,537,500
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	650,000	637,000

		14,355,780

OIL-FIELD SERVICES — 0.3%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	500,000	515,000
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	756,889	774,711

		1,289,711

PAPER & RELATED PRODUCTS — 1.0%
Bowater, Inc. Notes 6.50% due 06/15/13	1,525,000	1,382,031
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	1,250,000	1,212,500
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	450,000	452,250
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	650,000	653,250

		3,700,031

PIPELINES — 3.7%
Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	925,000	962,000
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	525,000	547,312
Dynegy Holdings, Inc. Senior Notes 8.75% due 02/15/12	1,350,000	1,451,250
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	1,125,000	1,198,125
El Paso Natural Gas Co. Debentures 8.63% due 01/15/22	1,575,000	1,933,818
MarkWest Energy Partners LP Co. Senior Notes 8.50% due 07/15/16	1,075,000	1,128,750
NGC Corp Capital Trust Guar. Bonds 8.32% due 06/01/27	2,800,000	2,702,000
Tennessee Gas Pipeline Co. Debentures 7.00% due 10/15/28	1,350,000	1,459,615
Transcontinental Gas Pipe Line Corp. Notes 7.00% due 08/15/11	475,000	497,563
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	1,650,000	1,827,375

		13,707,808

PRINTING-COMMERCIAL — 0.3%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15*	1,000,000	987,500

PRIVATE CORRECTIONS — 0.2%
Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	775,000	775,000

PUBLISHING-NEWSPAPERS — 0.2%
Medianews Group, Inc. Senior Sub. Notes 6.88% due 10/01/13	630,000	573,300

PUBLISHING-PERIODICALS — 0.8%
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	1,150,000	1,127,000
Vertis, Inc. Company Guar. Notes 9.75% due 04/01/09	1,725,000	1,763,812

		2,890,812

REAL ESTATE INVESTMENT TRUSTS — 0.5%
National Health Investors, Inc. Notes 7.30% due 07/16/07	1,275,000	1,276,201
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	625,000	633,594

		1,909,795

RECYCLING — 0.7%
Aleris International, Inc. Senior Notes 9.00% due 12/15/14*	1,050,000	1,114,312
Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16*	1,375,000	1,431,719

		2,546,031

RENTAL AUTO/EQUIPMENT — 0.6%
H&E Equipment Services, Inc. Company Guar. Notes 8.38% due 07/15/16	975,000	1,057,875
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	1,150,000	1,196,000

		2,253,875

RESEARCH & DEVELOPMENT — 0.3%
Alion Science and Technology Corp. Senior Notes 10.25% due 02/01/15*	1,075,000	1,131,438

RETAIL-DRUG STORE — 0.1%
General Nutrition Centers, Inc. Senior Notes 9.85% due 03/15/14*	425,000	415,969

RETAIL-MAJOR DEPARTMENT STORES — 0.2%
Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	725,000	810,188

RETAIL-PETROLEUM PRODUCTS — 0.2%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	700,000	694,750

RETAIL-RESTAURANTS — 0.3%
Dave & Buster’s, Inc. Company Guar. Notes 11.25% due 03/15/14	375,000	394,688
NPC International, Inc. Company Guar. 9.50% due 05/01/14	800,000	840,000

		1,234,688

RUBBER/PLASTIC PRODUCTS — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(4)(9)	750,000	3,000

SOAP & CLEANING PREPARATION — 0.2%
JohnsonDiversey Holdings, Inc. Senior Sub. Guar. Notes 9.63% due 05/15/12	700,000	733,250
JohnsonDiversey Holdings, Inc. Senior Disc. Notes 10.67% due 05/15/13(5)	125,000	129,688

		862,938

SPECIAL PURPOSE ENTITIES — 3.2%
AAC Group Holding Corp. Senior Disc. Notes 10.25% due 10/01/12(5)	1,000,000	910,000
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	600,000	660,000
Bluewater Finance, Ltd. Company Guar. Notes 10.25% due 02/15/12	1,225,000	1,277,062
CCM Merger, Inc. Notes 8.00% due 08/01/13*	1,100,000	1,113,750
Chukchansi Economic Development Authority Senior Notes 8.88% due 11/15/12*(7)	650,000	664,625
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	1,006,000	1,066,360
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Sub Notes 9.75% due 04/01/17*	575,000	616,688
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14*	600,000	616,500
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	664,000	717,120
MXEnergy Holdings, Inc. Senior Notes 12.90% due 08/01/11*(7)	1,325,000	1,219,000
PCA LLC/PCA Finance Corp. Senior Notes 11.88% due 08/01/09†(1)(4)	1,725,000	34,500

PNA Intermediate Holding Corp. Senior Notes 12.36% due 02/15/13*(7)	275,000	283,250
Seitel Acquisition Corp. Senior Notes 9.75% due 02/15/14*	775,000	788,562
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	850,000	879,750
Snoqualmie Entertainment Authority Senior Notes 9.15% due 02/01/14*(7)	150,000	153,188
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	500,000	502,500
Visant Corp Company Guar. Notes 7.63% due 10/01/12	325,000	332,719

		11,835,574

SPECIFIED PURPOSE ACQUISITIONS — 0.3%
ESI Tractebel Acquisition Corp. Series B Company Guar. Bonds 7.99% due 12/30/11	953,000	977,729

STEEL-PRODUCER — 0.3%
Steel Dynamics, Inc. Senior Notes 6.75% due 04/01/15*	1,125,000	1,127,813

STEEL-SPECIALTY — 0.3%
Allegheny Technologies, Inc. Notes 8.38% due 12/15/11	675,000	722,250
Tube City IMS Corp. Senior Sub. Notes 9.75% due 02/01/15*	425,000	448,375

		1,170,625

STORAGE/WAREHOUSING — 0.5%
Mobile Mini, Inc. Senior Notes 6.88% due 05/01/15*	825,000	825,000
Mobile Mini, Inc. Senior Notes 9.50% due 07/01/13	462,000	503,428
Mobile Services Group, Inc. Senior Notes 9.75% due 08/01/14*	475,000	515,375

		1,843,803

TELECOM SERVICES — 1.8%
Cincinnati Bell Telephone Co. Series MTN Company Guar. Notes 7.18% due 12/15/23	450,000	454,500
Cincinnati Bell Telephone Co. Series MTN Company Guar. Notes 7.20% due 11/29/23	1,850,000	1,799,125
Mastec, Inc. Senior Notes 7.63% due 02/01/17*	750,000	757,500
Qwest Corp. Senior Notes 7.50% due 10/01/14	3,550,000	3,754,125

		6,765,250

TELEPHONE-INTEGRATED — 3.1%
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	275,000	268,125
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 01/15/14	1,725,000	1,765,969
Citizens Communications Co. Bonds 7.13% due 03/15/19*	950,000	957,125
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	2,388,000	2,620,830
LCI International, Inc. Senior Notes 7.25% due 06/15/07	1,700,000	1,700,000
Level 3 Financing, Inc. Senior Notes 8.75% due 02/15/17*	925,000	941,188
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	3,275,000	3,381,437

		11,634,674

TELEVISION — 1.7%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	1,450,000	1,489,875
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	1,595,000	1,571,075
Paxson Communication Corp. Sec. Notes 11.61% due 01/15/13*(7)	1,675,000	1,742,000
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	800,000	780,000
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	850,000	864,875

		6,447,825

THEATERS — 1.2%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	2,855,000	2,919,237
Cinemark, Inc. Senior Disc. Notes 9.75% due 03/15/14(5)	1,600,000	1,472,000

		4,391,237

TRANSACTIONAL SOFTWARE — 0.4%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	1,400,000	1,445,500

TRANSPORT-AIR FREIGHT — 2.9%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	6,100,446	6,756,244
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20	2,010,612	2,101,090
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	586,827	569,222
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	1,281,640	1,499,519

		10,926,075

TRANSPORT-SERVICES — 0.2%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	750,000	733,125

TRAVEL SERVICES — 0.1%
Travelport LLC Senior Notes 9.88% due 09/01/14*	200,000	214,000
Travelport LLC Senior Notes 9.99% due 09/01/14*(7)	200,000	206,500
Travelport LLC Senior Sub. Notes 11.88% due 09/01/16*	100,000	111,750

		532,250

WIRE & CABLE PRODUCTS — 0.1%
Belden CDT, Inc. Senior Sub Notes 7.00% due 03/15/17*	500,000	511,371

TOTAL CORPORATE BONDS & NOTES (cost $272,185,965)		285,401,001

Foreign Corporate Bonds & Notes — 9.1%

BUILDING & CONSTRUCTION-MISC. — 0.2%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	785,000	808,550

BUILDING PRODUCTS-DOORS & WINDOWS — 0.0%
Masonite International Corp. Senior Sub. Notes 11.00% due 04/06/15*	175,000	161,000

CHEMICALS-PLASTICS — 0.2%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	625,000	618,750

COMPUTERS-MEMORY DEVICES — 0.3%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	950,000	941,688

ELECTRONIC COMPONENTS-MISC. — 0.2%
NXP BV/NXP Funding LLC Senior Notes 9.50% due 10/15/15*	850,000	892,500

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.4%
Avago Technologies Finance, Ltd. Senior Notes 10.13% due 12/01/13	950,000	1,037,875
STATS ChipPAC, Ltd. Company Guar. Notes 6.75% due 11/15/11	400,000	414,000

		1,451,875

FOOD-MEAT PRODUCTS — 0.3%
JBS SA Senior Notes 10.50% due 08/04/16*	800,000	916,000

HOUSEWARES — 0.8%
Vitro SA de CV Senior Notes 9.13% due 02/01/17*	2,825,000	2,959,187

INDEPENDENT POWER PRODUCER — 0.0%
AES Drax Energy, Ltd. Series B Sec. Notes 11.50% due 08/30/10†(1)(4)	4,590,000	4,590

MEDICAL-DRUGS — 1.1%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	825,000	761,062
Angiotech Pharmaceuticals, Inc. Senior Notes 9.11% due 12/01/13*(7)	975,000	999,375
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	1,275,000	1,268,625
Elan Finance PLC Senior Notes 8.88% due 12/01/13*	925,000	952,750

		3,981,812

METAL PROCESSORS & FABRICATION — 0.0%
International Utility Structures, Inc. Senior Sub. Notes 10.75% due 02/01/08(1)(2)(4)(10)	3,329,000	66,580

MUSIC — 0.2%
Corporacion Interamericana de Entetenimiento SA de CV Senior Notes 8.88% due 06/14/15*	620,000	639,375

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.7%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	850,000	843,625

OPTI Canada, Inc. Company Guar. Notes 8.25% due 12/15/14*	750,000	793,125
Paramount Resources, Ltd. Senior Notes 8.50% due 01/31/13	975,000	1,004,250

		2,641,000

PAPER & RELATED PRODUCTS — 0.5%
Abitibi-Consolidated, Inc. Notes 6.00% due 06/20/13	765,000	661,725
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	1,000,000	1,020,000
Abitibi-Consolidated, Inc. Debentures 8.85% due 08/01/30	275,000	243,375

		1,925,100

PRINTING-COMMERCIAL — 0.2%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*	850,000	869,125

RETAIL-DRUG STORE — 0.3%
Jean Coutu Group (PJC), Inc. Senior Sub. Notes 8.50% due 08/01/14	1,150,000	1,244,875

SATELLITE TELECOM — 1.8%
Intelsat Bermuda, Ltd. Company Guar. Notes 8.87% due 01/15/15(7)	1,190,000	1,216,775
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16	1,975,000	2,253,969
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.25% due 02/01/15(5)	2,100,000	1,764,000
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	1,900,000	1,634,000

		6,868,744

SPECIAL PURPOSE ENTITY — 0.4%
Hellas Telecommunications Luxembourg II Sub. Notes 11.11% due 01/15/15*(7)	1,315,000	1,364,313

SPECIFIED PURPOSE ACQUISITIONS — 0.3%
Basell AF SCA Company Guar. Bonds 8.38% due 08/15/15*	1,000,000	1,040,000

TELECOM SERVICES — 0.7%
Digicel Group, Ltd. Senior Notes 8.88% due 01/15/15*	150,000	147,188
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	525,000	573,562
Telenet Group Holdings NV Disc. Notes 11.50% due 06/15/14*(5)	1,907,000	1,787,812

		2,508,562

TRANSPORT-MARINE — 0.4%
Navios Maritime Holdings, Inc. Senior Notes 9.50% due 12/15/14*	700,000	728,875
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14	725,000	744,938

		1,473,813

TRANSPORT-RAIL — 0.1%
Grupo Transportacion Ferroviaria Mexicana SA de CV Senior Notes 9.38% due 05/01/12	350,000	378,000

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $37,031,523)		33,755,439

Loan Agreements — 0.6%

BEVERAGES-NON-ALCOHOLIC — 0.2%
Le-Natures, Inc. 9.36% due 01/01/11(8)	1,200,000	789,600

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Wind Aquisition Holdings Finance S.A. 12.61% due 12/21/11	400,000	411,000

TRAVEL SERVICE — 0.3%
Travelport Holdngs Ltd. 12.35% due 03/27/12	1,000,000	970,000

TOTAL LOAN AGREEMENTS (cost $2,581,000)		2,170,600

Common Stock — 6.8%

CASINO SERVICES — 0.1%
Capital Gaming International, Inc.†(1)(2)	103	0
Shreveport Gaming Holdings, Inc.(1)(2)(3)	17,578	404,698

		404,698

CELLULAR TELECOM — 5.7%
iPCS, Inc.(1)(3)	427,262	21,405,826

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.1%
Critical Care Systems International, Inc.(1)(2)(3)	70,165	368,366

OIL-FIELD SERVICES — 0.9%
Trico Marine Services, Inc.†	83,588	3,235,692

TOTAL COMMON STOCK (cost $8,923,028)		25,414,582

Preferred Stock — 1.4%

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.0%
EXCO Resources, Inc. 11.00%(2)(3)	243	2,551,500
EXCO Resources, Inc. Convertible 7.00%(2)(3)	59	619,500

Transmeridian Exploration, Inc. 15.00%(2)	6,693	635,835

		3,806,835

TELEVISION — 0.4%
ION Media Networks, Inc. 13.25%	180	1,393,313

TOTAL PREFERRED STOCK (cost $5,264,233)		5,200,148

Warrants — 0.0%†

DIVERSIFIED FINANCIAL SERVICES — 0.0%
Advanstar Holdings Corp. Expires 10/15/11 (strike price $0.01)(2)	1,000	90,000

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)(2)	44,885	29,175

TELECOM SERVICES — 0.0%
KMC Telecom Holdings, Inc. Expires 01/31/08 (strike price $0.01)(1)(2)	4,650	0
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80) *(1)(2)	3,500	0

		0

TELEPHONE-INTEGRATED — 0.0%
GT Group Telecom, Inc. Expires 02/01/10 (strike price $0.00)(2)	2,400	24

TOTAL WARRANTS (cost $291,963)		119,199

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $327,800,556)		353,580,344

Repurchase Agreement — 5.0%

UBS Securities, LLC Joint Repurchase Agreement (cost $18,679,000)(11)	18,679,000	18,679,000

TOTAL INVESTMENTS (cost $346,479,556) (12)	99.7%	372,259,344
Other assets less liabilities	0.3	1,169,006

NET ASSETS	100.0%	$373,428,350

Bonds & Notes Sold Short— (1.5%)

REAL ESTATE MGMNT/SERVICE — (0.2%)
Realogy Corp. Senior Sub. Notes 10.50% due 04/15/14*	(800,000)	(801,000)

PUBLISHING-PERIODICALS — (0.3%)
Vertis, Inc. Senior Notes 10.88% due 06/15/09	(1,000,000)	(991,250)

MISCELLANEOUS MANUFACTURE — (0.5%)
Nutro Products, Inc. Senior Sub. Notes 10.75% due 04/15/14*	(1,600,000)	(1,696,000)

CONSUMER PRODUCTS-MISC — (0.5%)
Jarden Corp. Senior Sub. Notes 7.50% due 05/01/17	(2,000,000)	(2,047,500)

(Proceeds ($5,520,074))		$(5,535,750)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2007, the aggregate value of these securities was $86,570,262 representing 23.18% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Illiquid security
(2)	Fair valued security; see Note 1
(3)	To the extent permitted by the Statement of Additional Information, the High-Yield Bond Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2007, the High-Yield Bond Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Critical Care Systems International, Inc. Common Stock	6/20/06	70,165	$583,324	$368,366	$5	0.10%
Exco Resources, Inc. Preferred Stock	3/29/07	243	2,430,000	2,551,500	10,500	0.68%
	3/29/07	59	590,000	619,500	10,500	0.17%

		302	3,020,000	3,171,000
ICO North America, Inc.
7.50% due 08/15/09	8/11/05	$1,125,000	1,125,000	1,125,000	1	0.30
IPCS, Inc Common Stock	7/20/04	$427,262	6,481,899	21,405,826	50	5.73
Shreveport Gaming Holdings, Inc. Common Stock	7/21/05	2,402	55,313
	7/29/05	15,176	349,393

		17,578	404,706	404,698	23	0.11
Southern Energy, Inc. 7.90% due 07/15/09	1/10/06	$4,750,000	0	0	0	0.00

				$26,474,890		7.09%

(4)	Bond in default

(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(6)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(7)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of April 30, 2007.

(8)	Company has filed Chapter 11 bankruptcy protection.

(9)	Company has filed Chapter 7 bankruptcy.

(10)	Company has filed foreign bankruptcy.

(11)	See Note 2 for details of Joint Repurchase Agreements.

(12)	See Note 4 for cost of investments on a tax basis

(13)	Company emerged from bankruptcy subsequent to April 30, 2007

(14)	Bond is in default and did not pay principal at maturity

ADR	— American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
WORLDWIDE HIGH INCOME PORTFOLIO
Portfolio of Investments – April 30, 2007
(unaudited)

Corporate Bonds & Notes — 45.0%	Shares/ Principal Amount**/ Shares Subject to Put		Value (Note 1)

ADVANCED MATERIALS — 0.3%
Hexcel Corp. Senior Sub. Notes 6.75% due 02/01/15		$285,000	$285,712

ADVERTISING AGENCY — 0.2%
Interpublic Group of Cos., Inc. Notes 6.25% due 11/15/14		140,000	131,600

ADVERTISING SERVICES — 0.2%
Advanstar Communications, Inc. Sec. Notes 10.75% due 08/15/10		150,000	163,125

AGRICULTURAL CHEMICALS — 0.2%
Terra Capital, Inc. Senior Notes 7.00% due 02/01/17*		195,000	191,100

APPAREL MANUFACTURERS — 0.5%
Oxford Industries, Inc. Senior Notes 8.88% due 06/01/11		150,000	155,625
Phillips-Van Heusen Senior Notes 7.25% due 02/15/11		275,000	281,875

			437,500

AUTO-CARS/LIGHT TRUCKS — 0.3%
General Motors Corp. Senior Notes 7.13% due 07/15/13		100,000	92,375
General Motors Corp. Senior Bonds 8.38% due 07/15/33		135,000	122,006

			214,381

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.3%
Arvinmeritor, Inc. Senior Notes 8.75% due 03/01/12		275,000	284,625

BANKS-SUPER REGIONAL — 1.2%
JPMorgan Chase Bank NA Structured Notes zero coupon due 08/15/08*		1,230,000	1,061,121

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.4%
Nortek, Inc. Senior Sub. Notes 8.50% due 09/01/14		310,000	306,125

BUILDING PRODUCTS-AIR & HEATING — 0.1%
Goodman Global Holdings, Inc. Senior Notes 8.33% due 06/15/12(1)		54,000	54,810

CABLE TV — 1.0%
Cablevision Systems Corp. Senior Notes 9.82% due 04/01/09(1)		335,000	355,100
CCH I LLC/CCH II Capital Corp. Sec. Notes 11.00% due 10/01/15		116,000	123,250
Echostar DBS Corp. Company Guar. Senior Notes 6.38% due 10/01/11		360,000	363,600
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/14		30,000	30,450

			872,400

CASINO HOTELS — 2.1%
Las Vegas Sands Corp. Company Guar. Senior Notes 6.38% due 02/15/15		325,000	316,469
MGM Mirage, Inc. Company Guar. Sec. Senior Notes 6.00% due 10/01/09		660,000	660,825
Park Place Entertainment Corp. Senior Sub. Notes 8.88% due 09/15/08		300,000	311,625
Station Casinos, Inc. Senior Notes 6.00% due 04/01/12		385,000	377,300
Station Casinos, Inc. Senior Notes 7.75% due 08/15/16		105,000	109,200

			1,775,419

CHEMICALS-DIVERSIFIED — 1.0%
Equistar Chemicals LP/Equistar Funding Corp. Senior Notes 10.63% due 05/01/11		175,000	184,625
Equistar Chemicals LP/Equistar Funding Corp. Company Guar. Notes 10.13% due 09/01/08		225,000	237,375
Innophos Holdings, Inc. Senior Notes 9.50% due 04/15/12*		110,000	111,650
Lyondell Chemical Co. Company Guar. Sec. Senior Notes 10.50% due 06/01/13		95,000	104,144
Westlake Chemical Corp. Company Guar. Sr. Notes 6.63% due 01/15/16		195,000	189,637

			827,431

CHEMICALS-OTHER — 0.2%
Innophos, Inc. Company Guar. Sr. Sub. Notes 8.88% due 08/15/14		175,000	183,313

CHEMICALS-SPECIALTY — 1.4%
JohnsonDiversey Holdings, Inc. Senior Sub. Guar. Notes 9.63% due 05/15/12		205,000	214,738
JohnsonDiversey, Inc. Senior Sub. Notes 9.63% due 05/15/12	EUR	95,000	135,476
Millennium America, Inc. Company Guar. Notes 9.25% due 06/15/08		190,000	196,650
Nalco Co. Senior Notes 7.75% due 11/15/11		180,000	185,400
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13		220,000	235,400

Rockwood Specialties Group, Inc. Senior Sub. Notes 10.63% due 05/15/11	160,000	168,800

		1,136,464

COAL — 0.5%
Foundation Pennsylvania Coal Co. Company Guar. Senior Notes 7.25% due 08/01/14	70,000	70,787
Massey Energy Co. Company Guar. Notes 6.88% due 12/15/13	370,000	357,050

		427,837

COMMERCIAL SERVICES — 0.6%
Aramark Services, Inc. Company Guar. Notes 5.00% due 06/01/12	110,000	99,275
Iron Mountain, Inc. Company Guar. Senior Sec. Notes 7.75% due 01/15/15	210,000	215,250
Iron Mountain, Inc. Company Guar. Senior Sec. Notes 8.63% due 04/01/13	225,000	231,750

		546,275

COMPUTER SERVICES — 0.2%
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	195,000	209,138

CONSUMER PRODUCTS-MISC. — 0.3%
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	240,000	245,700

CONTAINERS-METAL/GLASS — 0.9%
Crown Americas LLC Company Guar. Notes 7.63% due 11/15/13	225,000	234,000
Owens-Illinois, Inc. Senior Notes 7.35% due 05/15/08	30,000	30,300
Owens-Illinois, Inc. Debentures 7.50% due 05/15/10	535,000	548,375

		812,675

CONTAINERS-PAPER/PLASTIC — 1.1%
Berry Plastics Holding Corp. Secured Notes 8.88% due 09/15/14	370,000	381,100
Graham Packaging Co., Inc. Senior Guar. Notes 8.50% due 10/15/12	60,000	61,200
Graham Packaging Co., Inc. Senior Sub. Guar. Notes 9.88% due 10/15/14	230,000	238,050
Graphic Packaging International, Inc. Senior Sub. Notes 9.50% due 08/15/13	280,000	299,600

		979,950

DIALYSIS CENTERS — 0.2%
DaVita, Inc. Company Guar. Notes 6.63% due 03/15/13	180,000	180,675

DIVERSIFIED MANUFACTURED OPERATIONS — 0.9%
Covalence Specialty Materials Corp. Senior Sub. Notes 10.25% due 03/01/16*	170,000	173,825
Koppers Holdings, Inc. Senior Disc. Notes 9.88% due 11/15/14(2)	165,000	140,250
Koppers Industries Company Guar. Notes 9.88% due 10/15/13	110,000	119,350
RBS Global, Inc. and Rexnord Corp. Company Guar. Notes 9.50% due 08/01/14	295,000	315,650

		749,075

DIVERSIFIED MINERALS — 0.0%
Glencore Nickel Property, Ltd. Bonds 9.00% due 12/01/14†(3)(4)	135,000	14

DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES — 0.1%
Aramark Corp. Senior Notes 8.50% due 02/01/15*	55,000	57,544
Aramark Corp. Senior Notes 8.86% due 02/01/15*(1)	15,000	15,412

		72,956

ELECTRIC-GENERATION — 0.5%
The AES Corp. Senior Notes 7.75% due 03/01/14	135,000	142,762
The AES Corp. Senior Notes 8.88% due 02/15/11	26,000	28,080
The AES Corp. Sec. Notes 9.00% due 05/15/15*	175,000	187,250
The AES Corp. Senior Notes 9.38% due 09/15/10	30,000	32,925

		391,017

ELECTRIC-INTEGRATED — 1.4%
CMS Energy Corp. Senior Notes 7.50% due 01/15/09	460,000	473,225
Ipalco Enterprises, Inc. Sec. Notes 8.38% due 11/14/08	165,000	170,362

Ipalco Enterprises, Inc. Senior Sec. Notes 8.63% due 11/14/11		80,000	86,800
Nevada Power Co. General Ref. Mtg. 8.25% due 06/01/11		140,000	154,211
Nevada Power Co. 2nd Mtg. Bonds 9.00% due 08/15/13		104,000	111,951
PSEG Energy Holdings LLC Senior Notes 8.63% due 02/15/08		192,000	195,840

			1,192,389

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.3%
Freescale Semiconductor, Inc. Senior Notes 8.88% due 12/15/14*		295,000	295,369

FINANCE-AUTO LOANS — 1.5%
Ford Motor Credit Co. Senior Notes 5.80% due 01/12/09		240,000	235,997
Ford Motor Credit Co. Senior Notes 7.25% due 10/25/11		270,000	264,461
General Motors Acceptance Corp. Notes 4.38% due 12/10/07		245,000	242,202
General Motors Acceptance Corp. Notes 6.88% due 09/15/11		575,000	576,933

			1,319,593

FINANCE-INVESTMENT BANKER/BROKER — 3.2%
Citigroup Funding, Inc. (Turkish T-Bill Linked) zero coupon due 08/14/08*		1,050,000	1,220,908
Citigroup Funding, Inc. (Brazil Inflationary Linked Note) 6.00% due 05/18/09*		350,000	405,467
JP Morgan (Structured Note Brazilian Real Linked) zero coupon due 01/03/12(4)*	BRL	2,370,000	1,172,480

			2,798,855

FINANCE-MORTGAGE LOAN/BANKER — 0.5%
Residential Capital LLC Company Guar. Notes 6.38% due 06/30/10		205,000	205,548
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13		180,000	179,905

			385,453

FOOD-MEAT PRODUCTS — 0.5%
Smithfield Foods, Inc. Senior Notes 7.00% due 08/01/11		225,000	229,500
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13		100,000	104,000
Smithfield Foods, Inc. Senior Notes 8.00% due 10/15/09		50,000	52,312

			385,812

FOOD-MISC. — 0.2%
Michael Foods, Inc. Senior Sub. Notes 8.00% due 11/15/13		155,000	159,650

FOOD-RETAIL — 0.3%
Delhaize America, Inc. Company Guar. Debentures 8.13% due 04/15/11		260,000	287,625

GAMBLING (NON-HOTEL) — 0.5%
Isle of Capri Casinos, Inc. Company Guar. Senior Sec. Notes 7.00% due 03/01/14		415,000	408,775

INDEPENDENT POWER PRODUCER — 0.2%
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17		200,000	207,250

INSTRUMENTS-SCIENTIFIC — 0.5%
Fisher Scientific International, Inc. Senior Sub. Notes 6.13% due 07/01/15		405,000	406,355

INTERNET CONNECTIVITY SERVICES — 0.0%
Rhythms Netconnections, Inc. Senior Disc. Notes 13.50% due 05/15/08†(3)(4)		1,700,000	0
Rhythms Netconnections, Inc. Senior Notes 14.00% due 02/15/10†(3)(4)		400,000	0

			0

MACHINERY-ELECTRICAL — 0.1%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17		105,000	112,088

MEDICAL PRODUCTS — 0.6%
Fresenius Medical Care Capital Trust Company Guar. Notes 7.88% due 06/15/11		190,000	200,925
Invacare Corp. Senior Notes 9.75% due 02/15/15*		45,000	45,787
VWR International, Inc. Senior Notes 6.88% due 04/15/12		275,000	281,875

			528,587

MEDICAL-DRUGS — 0.2%
Warner Chilcott Corp. Company Guar. Notes 8.75% due 02/01/15		140,000	148,750

MEDICAL-HOSPITALS — 1.4%
Columbia HCA, Inc. Notes 7.69% due 06/15/25	275,000	244,526
Community Health Systems, Inc. Senior Sec. Notes 6.50% due 12/15/12	320,000	330,800
HCA, Inc. Senior Notes 5.75% due 03/15/14	135,000	116,775
HCA, Inc. Senior Notes 6.25% due 02/15/13	130,000	119,600
HCA, Inc. Senior Notes 6.30% due 10/01/12	35,000	33,119
HCA, Inc. Bonds 6.50% due 02/15/16	200,000	174,250
Tenet Healthcare Corp. Senior Notes 7.38% due 02/01/13	115,000	108,100
Tenet Healthcare Corp. Senior Notes 9.88% due 07/01/14	85,000	87,125

		1,214,295

MEDICAL-NURSING HOMES — 0.2%
Sun Healthcare Group, Inc. Senior Sub. Notes 9.13% due 04/15/15*	140,000	145,600

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.2%
National Mentor Holdings, Inc. Company Guar. Notes 11.25% due 07/01/14	170,000	187,000

MISCELLANEOUS MANUFACTURING — 0.2%
Propex Fabrics, Inc. Company Guar. Notes 10.00% due 12/01/12	205,000	189,113

NON-HAZARDOUS WASTE DISPOSAL — 0.5%
Allied Waste North America, Inc. Sec. Notes 5.75% due 02/15/11	125,000	122,812
Allied Waste North America, Inc. Sec. Notes 6.38% due 04/15/11	75,000	75,188
Allied Waste North America, Inc. Senior Notes 7.88% due 04/15/13	155,000	161,975
Allied Waste North America, Inc. Company Guar. Notes 9.25% due 09/01/12	47,000	49,585

		409,560

OFFICE FURNISHINGS-ORIGINAL — 0.4%
Interface, Inc. Company Guar. Senior Notes 7.30% due 04/01/08	50,000	50,750
Interface, Inc. Senior Sub. Notes 9.50% due 02/01/14	205,000	223,450
Interface, Inc. Senior Notes 10.38% due 02/01/10	60,000	66,300

		340,500

OIL COMPANIES-EXPLORATION & PRODUCTION — 7.6%
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	295,000	299,425
Chaparral Energy, Inc. Senior Notes 8.88% due 02/01/17*	45,000	46,125
Chesapeake Energy Corp. Senior Notes 6.38% due 06/15/15	95,000	95,119
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	310,000	323,950
Cimarex Energy Co. Senior Notes 7.13% due 05/01/17	60,000	60,600
El Paso Production Holding Co. Company Guar. Notes 7.75% due 06/01/13	320,000	336,901
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	415,000	417,075
Magnum Hunter Resources, Inc. Company Guar. Senior Notes 9.60% due 03/15/12	84,000	88,032
Pemex Project Funding Master Trust Company Guar. Notes 6.65% due 06/15/10*(1)	1,000,000	1,029,000
Pemex Project Funding Master Trust Company Guar. Notes 8.63% due 12/01/23	440,000	555,500
Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10	1,130,000	1,267,860
Pemex Project Funding Master Trust Company Guar. Notes 9.50% due 09/15/27	1,270,000	1,755,775
Pogo Producing Co. Senior Sub. Notes 6.88% due 10/01/17	280,000	274,400

		6,549,762

OIL-FIELD SERVICES — 0.3%
Hanover Compressor Co. Company Guar. Senior Sec. Notes 8.63% due 12/15/10	40,000	41,700
Hanover Compressor Co. Senior Notes 9.00% due 06/01/14	70,000	75,600
Hanover Equipment Trust Senior Sec. Notes 8.50% due 09/01/08	62,000	62,155

Hanover Equipment Trust Senior Sec. Notes 8.75% due 09/01/11	105,000	108,675

		288,130

PAPER & RELATED PRODUCTS — 0.3%
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	225,000	226,125
Glatfelter Company Guar. Notes 7.13% due 05/01/16	70,000	70,437

		296,562

PHARMACY SERVICES — 0.3%
Omnicare, Inc. Senior Sub. Notes 6.75% due 12/15/13	205,000	203,975
Omnicare, Inc. Senior Sub. Notes 6.88% due 12/15/15	75,000	74,719

		278,694

PIPELINES — 1.3%
Colorado Interstate Gas Co. Senior Notes 6.80% due 11/15/15	170,000	181,311
Kinder Morgan, Inc. Senior Notes 6.50% due 09/01/12	310,000	319,078
Pacific Energy Partners LP Senior Notes 7.13% due 06/15/14	185,000	192,663
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	395,000	437,462

		1,130,514

POULTRY — 0.9%
Pilgrim’s Pride Corp. Senior Notes 7.63% due 05/01/15	310,000	313,875
Pilgrim’s Pride Corp. Company Guar. Notes 9.63% due 09/15/11	440,000	458,700

		772,575

PRINTING-COMMERCIAL — 0.3%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15*	255,000	251,813

PUBLISHING-PERIODICALS — 0.3%
Dex Media East LLC Company Guar. Notes 12.13% due 11/15/12	101,000	110,090
Dex Media West LLC Senior Sub. Notes 9.88% due 08/15/13	156,000	169,845

		279,935

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Host Marriott LP Senior Notes 7.13% due 11/01/13	520,000	535,600

RETAIL-APPAREL/SHOE — 0.2%
Brown Shoe, Inc. Company Guar. Notes 8.75% due 05/01/12	180,000	190,800

RETAIL-AUTOMOBILE — 0.9%
Asbury Automotive Group, Inc. Senior Sub. Notes 3.63% due 03/15/17*	105,000	105,525
Sonic Automotive, Inc. Senior Sub. Notes 8.63% due 08/15/13	495,000	516,037
United Auto Group, Inc. Senior Sub. Notes 7.75% due 12/15/16*	185,000	187,775

		809,337

RETAIL-PETROLEUM PRODUCTS — 0.4%
Petro Stopping Centers LP Sec. Notes 9.00% due 02/15/12	310,000	322,400

SATELLITE TELECOM — 0.1%
PanAmSat Corp. Company Guar. Sr. Notes 9.00% due 08/15/14	39,000	42,120

SPECIAL PURPOSE ENTITIES — 1.9%
CA FM Lease Trust Senior Notes 8.50% due 07/15/17*	192,947	207,853
Fresenius Medical Care Capital Trust II Company Guar. Notes 7.88% due 02/01/08	390,000	395,363
Idearc, Inc. Senior Notes 8.00% due 11/15/16*	290,000	302,325
Innophos Investments Holdings, Inc. Senior Notes 13.37% due 02/15/15*	78,082	80,424
K&F Acquisition, Inc. Company Guar. Notes 7.75% due 11/15/14	355,000	379,850
PGS Solutions, Inc. Senior Sub. Notes 9.63% due 02/15/15*	145,000	147,323
UCAR Finance, Inc. Company Guar. Notes 10.25% due 02/15/12	158,000	166,295

		1,679,433

STEEL-PRODUCER — 0.3%
United States Steel Corp. Senior Notes 9.75% due 05/15/10		236,000	247,800

TELECOM SERVICES — 0.1%
Qwest Corp. Notes 5.63% due 11/15/08		60,000	60,000

TELEPHONE-INTEGRATED — 0.4%
Qwest Communication International, Inc. Company Guar. Notes 8.86% due 02/15/09(1)		365,000	368,650

TELEVISION — 0.6%
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13		230,000	226,550
LIN Television Corp. Company Guar. Senior Sec. Notes 6.50% due 05/15/13		95,000	93,575
Univision Communications, Inc. Senior Notes 9.75% due 03/15/15*		175,000	175,656

			495,781

TOBACCO — 0.2%
Reynolds American, Inc. Company Guar. Notes 6.50% due 07/15/10		190,000	195,621

WEB HOSTING/DESIGN — 0.0%
Exodus Communications, Inc. Senior Notes 11.63% due 07/15/10†(3)(4)		485,000	0

WIRELESS EQUIPMENT — 0.4%
American Tower Corp. Senior Notes 7.13% due 10/15/12		175,000	181,562
American Tower Corp. Senior Notes 7.50% due 05/01/12		165,000	172,013

			353,575

TOTAL CORPORATE BONDS & NOTES (cost $38,730,567)			38,812,159

Foreign Convertible Bonds & Notes — 0.2%

TELECOMMUNICATION EQUIPMENT — 0.2%
Nortel Networks Corp. Company Guar. Notes 4.25% due 09/01/08 (cost $196,553)		200,000	197,250

Foreign Corporate Bonds & Notes — 11.7%

BANKS-COMMERCIAL — 2.1%
Banco ABN AMRO Real SA Bonds 15.86% due 12/13/07*(4)	BRL	1,050,000	529,885
Banco ABN AMRO Real SA/Cayman Island Notes 16.20% due 02/22/10	BRL	830,000	461,157
Banque Centrale De Tunisie Notes 7.38% due 04/25/12		230,000	248,791
RSHB Capital Bonds 7.18% due 05/16/13		100,000	106,364
RSHB Capital SA for OJSC Russian Agricultural Bank Notes 7.18% due 05/16/13*		480,000	509,400

			1,855,597

CHEMICALS-DIVERSIFIED — 0.3%
Cognis Deutschland GmbH & Co. KG Notes 8.91% due 11/15/13*(1)	EUR	200,000	272,930

CHEMICALS-SPECIALTY — 0.4%
Rockwood Specialties Group, Inc. Company Guar. Bonds 7.63% due 11/15/14	EUR	100,000	143,630
SGL Carbon Luxembourg SA Senior Notes 8.50% due 02/01/12*	EUR	110,000	160,056

			303,686

CONTAINERS-METAL/GLASS — 0.2%
Crown European Holdings SA Company Guar. Notes 6.25% due 09/01/11	EUR	110,000	154,990

METAL-ALUMINUM — 0.5%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15		450,000	474,187

MULTIMEDIA — 0.4%
CanWest Media, Inc. Company Guar. Notes 8.00% due 09/15/12		359,679	373,167

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.9%
Empresa Nacional De Petroleo Notes 6.75% due 11/15/12*		440,000	467,515
Empresa Nacional De Petroleo Notes 6.75% due 11/15/12		130,000	138,129
Gaz Capital for Gazprom Notes 6.21% due 11/22/16*		648,000	656,424
Gaz Capital for Gazprom Notes 8.63% due 04/28/34		730,000	950,679
Husky Oil, Ltd. Bonds 8.90% due 08/15/08(5)		145,000	150,469
OPTI Canada, Inc. Company Guar. Notes 8.25% due 12/15/14*		165,000	174,488

			2,537,704

PAPER & RELATED PRODUCTS — 2.2%
Pindo Deli Finance BV Company Guar. Notes zero coupon due 04/28/27*(5)		1,743,170	244,044
Pindo Deli Finance BV Company Guar. Notes 6.00% due 04/28/15*(5)		255,406	206,879
Pindo Deli Finance BV Company Guar. Notes 6.00% due 04/28/18*(5)		864,395	449,485
Tjiwi Kimia Finance BV Company Guar. Notes zero coupon due 04/28/27*(5)		724,965	101,495
Tjiwi Kimia Finance BV Company Guar. Notes 6.00% due 04/28/15(1)		392,660	326,889
Tjiwi Kimia Finance BV Company Guar. Notes 6.00% due 04/28/15*(1)		283,372	235,908
Tjiwi Kimia Finance BV Company Guar. Notes 6.00% due 04/28/18*(1)		586,980	311,099

			1,875,799

SATELLITE TELECOM — 0.5%
Intelsat Bermuda, Ltd. Company Guar. Notes 8.87% due 01/15/15(1)		145,000	148,262
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.63% due 01/15/15		265,000	283,219

			431,481

SEISMIC DATA COLLECTION — 0.2%
Compagnie Generale De Geophysique SA Company Guar. Notes 7.50% due 05/15/15		140,000	147,000

SPECIAL PURPOSE ENTITY — 0.5%
National Gas Co. Notes 6.05% due 01/15/36*		460,000	452,932

SPECIFIED PURPOSE ACQUISITIONS — 0.1%
MDP Acquisitions PLC Senior Notes 10.13% due 10/01/12	EUR	85,000	124,115
Murrin Murrin Holdings Property, Ltd. Bonds 9.38% due 08/31/07†(3)(4)		600,000	60

			124,175

TELECOM SERVICES — 0.7%
Axtel SA Company Guar. Senior Notes 11.00% due 12/15/13		172,000	191,780
Nordic Telephone Co. Holdings Sec. Notes 8.88% due 05/01/16*		80,000	86,000
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*		270,000	311,850

			589,630

TELEPHONE-INTEGRATED — 0.2%
NTL Cable PLC Company Guar. Senior Notes 8.75% due 04/15/14		45,000	47,250
TDC A/S Notes 6.50% due 04/19/12	EUR	70,000	99,346

			146,596

TRANSPORT-SERVICES — 0.5%
CHC Helicopter Corp. Senior Sub. Notes 7.38% due 05/01/14		410,000	400,775

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $9,813,691)			10,140,649

Foreign Government Agencies — 36.4%

SOVEREIGN — 36.4%
Mexican Bonos Bonds 9.50% due 12/18/14	MXN	21,930,000	2,208,038
Republic of Argentina Notes 5.83% due 12/31/33(5)	ARS	3,030,000	1,476,016
Republic of Argentina Notes 8.28% due 12/31/33(5)	ARS	7,744,806	317,112
Republic of Argentina Bonds 8.28% due 12/31/33		79,074	78,442
Republic of Argentina Senior Notes 86.70% due 04/10/05†(6)		770,000	361,900
Republic of Brazil Bonds 8.88% due 10/14/19		1,820,000	2,311,400
Republic of Brazil Notes 8.88% due 04/15/24		210,000	277,200
Republic of Brazil Bonds 10.50% due 07/14/14		340,000	439,450
Republic of Brazil Notes 14.50% due 10/15/09		1,170,000	1,433,835
Republic of Bulgaria Bonds 8.25% due 01/15/15*		189,000	224,201
Republic of Bulgaria Bonds 8.25% due 01/15/15		310,000	367,505
Republic of Colombia Bonds 7.38% due 09/18/37		400,000	447,200

Republic of Colombia Bank Guar. Notes 9.75% due 04/09/11		211,456	229,641
Republic of Colombia Bonds 11.75% due 02/25/20		245,000	365,050
Republic of Columbia Bonds 8.13% due 05/21/24		300,000	358,050
Republic of Columbia Notes 8.25% due 12/22/14		112,000	128,800
Republic of Ecuador Notes 9.38% due 12/15/15		100,000	98,000
Republic of Ecuador Bonds 10.00% due 08/15/30(2)		510,000	473,025
Republic of Ivory Coast Collateralized Bonds 2.50% due 03/31/18†(1)(7)		570,000	180,263
Republic of Panama Bonds 7.13% due 01/29/26		390,000	429,000
Republic of Panama Notes 7.25% due 03/15/15		140,000	153,300
Republic of Panama Bonds 9.38% due 04/01/29		310,000	422,375
Republic of Panama Bonds 9.63% due 02/08/11		180,000	205,200
Republic of Peru Bonds 8.38% due 05/03/16		180,000	215,280
Republic of Peru Bonds 8.75% due 11/21/33		610,000	819,535
Republic of Peru Bonds 9.88% due 02/06/15		265,000	337,213
Republic of Philippines Notes 8.88% due 03/17/15		1,830,000	2,147,962
Republic of Philippines Notes 9.00% due 02/15/13		450,000	516,937
Republic of Philippines Senior Notes 9.50% due 02/01/30		1,777,000	2,367,852
Republic of Philippines Notes 10.63% due 03/16/25		330,000	471,075
Republic of Turkey Bonds 7.00% due 09/26/16		370,000	378,325
Republic of Turkey Notes 11.00% due 01/14/13		480,000	589,200
Republic of Turkey Senior Notes 11.88% due 01/15/30		630,000	971,775
Republic of Venezuela Bonds 5.75% due 02/26/16		200,000	186,000
Republic of Venezuela Notes 8.50% due 10/08/14		320,000	352,960
Republic of Venezuela Bonds 9.25% due 09/15/27		565,000	696,645
Republic of Venezuela Notes 10.75% due 09/19/13		1,290,000	1,572,510
Russian Federation Bonds 7.50% due 03/31/30(2)		229,013	260,251
Russian Federation Bonds 7.50% due 03/31/30*(2)		390	443
Russian Federation Notes 11.00% due 07/24/18		661,000	951,377
Russian Federation Notes 12.75% due 06/24/28		1,775,000	3,228,601
State of Qatar Senior Bonds 9.75% due 06/15/30		120,000	179,040
Ukrainian Soviet Socialist Republic Senior Bonds 6.58% due 11/21/16*		480,000	487,200
United Mexican States Notes 6.75% due 09/27/34		397,000	442,655
United Mexican States Notes 7.50% due 01/14/12		220,000	241,010
United Mexican States Bonds 8.00% due 12/17/15	MXN	10,840,000	1,006,411

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $28,199,343)			31,405,260

Common Stock — 0.0%

COMMUNICATIONS SOFTWARE — 0.0%
Ventelo GmbH†(3)(4)		11,286	0

ELECTRIC-INTEGRATED — 0.0%
PNM Resources, Inc.		63	2,051

TELECOM EQUIPMENT-FIBER OPTICS — 0.0%
Viatel Holding Bermuda, Ltd.†		603	7

TELEPHONE-INTEGRATED — 0.0%
XO Holdings, Inc.		682	3,512

TOTAL COMMON STOCK (cost $418,866)		5,570

Membership Interest Certificates — 0.0%

ELECTRIC-INTEGRATED — 0.0%
SW Acquisition†(3)(4) (cost $0)	1	6

Put Options — Purchased — 0.0%

SOVEREIGN — 0.0%
Brazilian Real Currency January 08 (strike price $2.25)(4)	2,376,000	34,103
Turkish Lira Currency July 07 (strike price $1.66)(4)	5,276,050	21

TOTAL PUT OPTIONS — PURCHASED (cost $165,898)		34,124

Rights — 0.0%†

SOVEREIGN — 0.0%
Republic of Argentina Expires 12/15/35(5)(8) (cost $20,700)	206,466	29,008

Warrants — 0.4%†

BANKS-COMMERCIAL — 0.2%
Central Bank of Nigeria Expires 11/15/20 (strike price $250.00)(4)	750	191,250

SOVEREIGN — 0.2%
Republic of Venezuela Expires 04/15/20 (strike price $3.00)(4)	2,650	95,400
United Mexican States Series XWD Expires 09/24/07 (strike price $60.00)	732	51,240

		146,640

TELEPHONE-INTEGRATED — 0.0%
XO Holdings, Inc., Series A Expires 01/16/10 (strike price $6.25)	1,369	1,259
XO Holdings, Inc., Series B Expires 01/16/10 (strike price $7.50)	1,027	596
XO Holdings, Inc., Series C Expires 01/16/10 (strike price $10.00)	1,027	307

		2,162

TOTAL WARRANTS (cost $44,652)		340,052

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $77,590,270)		80,964,078

Short-Term Investment Securities — 0.1%

U.S. GOVERNMENT TREASURIES — 0.1%
United States Treasury Bills 4.88% due 07/12/07 (cost $99,031)	$100,000	99,031

Repurchase Agreement — 4.7%

Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 4/30/07, to be repurchased 05/01/07 in the amount of $4,023,331 and collateralized by Federal Home Loan Mtg. Assoc. Notes, bearing interest at 5.25%, due 12/11/20 and having an approximate value of $4,104,713 (cost $4,023,000)	$4,023,000	$4,023,000

TOTAL INVESTMENTS (cost $81,712,301) (9)	98.5%	85,086,109
Other assets less liabilities	1.5	1,267,339

NET ASSETS	100.0%	$86,353,448

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2007, the aggregate value of these securities was $14,062,342 representing 16.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	In United States Dollars unless otherwise indicated.

†	Non-income producing security

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of April 30, 2007

(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(3)	Illiquid security

(4)	Fair valued security; see Note 1

(5)	Variable Rate Security — the rate reflected is as of April 30, 2007, maturity date reflects next reset date.

(6)	Bond in default of principal and interest

(7)	Bond in default

(8)	Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.

(9)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt

ARS	— Argentine Peso

BRL	— Brazilian Real

EUR	— Euro

MXN	— Mexican Peso

Open Futures Contracts
					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	April 30, 2007	(Depreciation)

1 Long	U.S. Treasury 2 Year Notes	June 2007	204,665	204,719	$53
45 Long	U.S. Treasury 5 Year Notes	June 2007	4,753,952	4,762,266	8,314
44 Long	U.S. Treasury 10 Year Notes	June 2007	4,753,585	4,766,438	12,853
2 Long	U.S. Treasury 10 Year Notes	September 2007	215,943	216,813	870
24 Short	U.S. Treasury 30 Year Notes	June 2007	2,690,184	2,682,000	8,184

					$30,274

Open Forward Foreign Currency Contracts
			Gross Unrealized
			Appreciation
Contract to Deliver	In Exchange For	Delivery Date	(Depreciation)

EUR 751,000	USD 1,021,454	07/31/07	$(3,811)

EUR — Euro
USD — United States Dollar

					Market	Unrealized
Written Put Options	Contract	Strike	Number of	Premiums	Value at	Appreciation/
Issue	Month	Price	Contracts	Received	4/30/07	Depreciation

Turkish Lira(1)	July 2007	$1.51	2,050,000	$74,415	$(2,011)	$72,404
Brazilian Real(1)	January 2008	2.45	5,644,839	91,483	(30,285)	61,199

				$165,898	$(32,296)	$133,603

(1)	Fair Valued Security; See Note 1
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SUNAMERICA BALANCED PORTFOLIO

Portfolio of Investments — April 30, 2007
(unaudited)

Common Stock — 60.5%	Shares/ Principal Amount	Value (Note 1)

ADVERTISING AGENCY — 0.3%
Omnicom Group, Inc.	7,580	$793,702

AEROSPACE/DEFENSE — 1.9%
Boeing Co.	16,690	1,552,170
General Dynamics Corp.	10,200	800,700
Lockheed Martin Corp.	8,490	816,229
Northrop Grumman Corp.	4,460	328,434
Raytheon Co.	14,160	758,126

		4,255,659

AEROSPACE/DEFENSE-EQUIPMENT — 0.6%
Goodrich Corp.	5,500	312,620
United Technologies Corp.	14,550	976,741

		1,289,361

AGRICULTURAL CHEMICALS — 0.1%
Monsanto Co.	2,600	153,374

AIRLINES — 0.3%
AMR Corp.†	6,500	169,585
Continental Airlines, Inc., Class B†	5,110	186,822
UAL Corp.†	5,180	173,012
US Airways Group, Inc.†	4,480	165,491

		694,910

APPAREL MANUFACTURER — 0.1%
Phillips-Van Heusen Corp.	4,000	223,600

APPLICATIONS SOFTWARE — 1.0%
Compuware Corp.†	21,300	210,231
Microsoft Corp.	68,500	2,050,890

		2,261,121

AUCTION HOUSE/ART DEALER — 0.1%
Sotheby’s Holdings, Inc., Class A	4,650	240,033

AUTO-HEAVY DUTY TRUCKS — 0.3%
PACCAR, Inc.	9,300	781,014

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.9%
Johnson Controls, Inc.	19,200	1,964,736

BANKS-COMMERCIAL — 0.1%
TCF Financial Corp.	5,800	157,064

BANKS-FIDUCIARY — 0.5%
State Street Corp.	15,250	1,050,267

BANKS-SUPER REGIONAL — 4.2%
Bank of America Corp.	64,790	3,297,811
KeyCorp.	4,740	169,123
National City Corp.	20,700	756,585
PNC Financial Services Group, Inc.	11,270	835,107
SunTrust Banks, Inc.	5,000	422,100
US Bancorp	47,750	1,640,213
Wachovia Corp.	21,060	1,169,672
Wells Fargo & Co.	30,000	1,076,700

		9,367,311

BATTERIES/BATTERY SYSTEMS — 0.1%
Energizer Holdings, Inc.†	2,440	237,119

BEVERAGES-NON-ALCOHOLIC — 0.3%
Coca-Cola Co.	3,800	198,322
PepsiCo, Inc.	5,850	386,627

		584,949

BREWERY — 0.1%
Molson Coors Brewing Co., Class B	2,470	232,872

CABLE TV — 0.2%
Comcast Corp.†	16,750	446,555

CASINO SERVICES — 0.2%
International Game Technology	9,800	373,772

CHEMICALS-DIVERSIFIED — 0.2%
Rohm & Haas Co.	6,900	353,073

COATINGS/PAINT — 0.1%
Sherwin-Williams Co.	3,280	209,166

COMMERCIAL SERVICES — 0.2%
Alliance Data Systems Corp.†	3,250	206,895
Convergys Corp.†	8,630	217,994

		424,889

COMPUTER SERVICES — 0.1%
Electronic Data Systems Corp.	7,560	221,054

COMPUTERS — 2.4%
Apple Computer, Inc.†	4,700	469,060
Dell, Inc.†	9,100	229,411
Hewlett-Packard Co.	58,620	2,470,247
International Business Machines Corp.	21,740	2,222,045

		5,390,763

COMPUTERS-INTEGRATED SYSTEMS — 0.1%
Brocade Communications Systems, Inc.†	23,820	232,721

COMPUTERS-MEMORY DEVICES — 0.1%
EMC Corp.†	6,300	95,634
SanDisk Corp.†	1,500	65,175

		160,809

COMPUTERS-PERIPHERY EQUIPMENT — 0.1%
Lexmark International, Inc.†	3,220	175,490

CONSUMER PRODUCTS-MISC. — 0.3%
Kimberly-Clark Corp.	8,980	639,107

COSMETICS & TOILETRIES — 0.9%
Colgate-Palmolive Co.	4,720	319,733
Procter & Gamble Co.	26,650	1,713,861

		2,033,594

CRUISE LINES — 0.1%
Royal Caribbean Cruises, Ltd.	3,100	128,867

DATA PROCESSING/MANAGEMENT — 0.2%
Fair Isaac Corp.	3,600	128,556
Fidelity National Information Services, Inc.	4,400	222,332

		350,888

DISTRIBUTION/WHOLESALE — 0.1%
WESCO International, Inc.†	3,220	203,407

DIVERSIFIED MANUFACTURED OPERATIONS — 1.7%
Acuity Brands, Inc.	3,460	204,555
Danaher Corp.	6,600	469,854
Dover Corp.	4,100	197,292
General Electric Co.	52,050	1,918,563
Honeywell International, Inc.	7,800	422,604
Parker Hannifin Corp.	2,450	225,743
Textron, Inc.	2,100	213,507
Tyco International, Ltd.	8,800	287,144

		3,939,262

E-COMMERCE/SERVICES — 0.1%
eBay, Inc.†	5,650	191,761

ELECTRIC-INTEGRATED — 2.2%
CenterPoint Energy, Inc.	11,560	217,675
CMS Energy Corp.	6,900	127,788
Dominion Resources, Inc.	3,600	328,320
DTE Energy Co.	5,400	273,186
Duke Energy Corp.	12,750	261,630
Edison International	12,700	664,845
FirstEnergy Corp.	10,640	728,202
FPL Group, Inc.	9,970	641,769
Northeast Utilities	6,000	193,020
SCANA Corp.	4,300	187,179
Sierra Pacific Resources†	10,500	191,730
TXU Corp.	13,880	910,250
Xcel Energy, Inc.	10,400	250,536

		4,976,130

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.7%
Altera Corp.	12,900	290,766
Amkor Technology, Inc.†	15,200	212,648
Intel Corp.	12,700	273,050
MEMC Electronic Materials, Inc.†	3,520	193,178
ON Semiconductor Corp.†	21,700	232,407
Xilinx, Inc.	15,150	446,622

		1,648,671

ELECTRONIC DESIGN AUTOMATION — 0.2%
Cadence Design Systems, Inc.†	10,550	234,210
Synopsys, Inc.†	7,720	213,535

		447,745

ELECTRONIC PARTS DISTRIBUTION — 0.1%
Avnet, Inc.†	5,450	222,905

ENGINES-INTERNAL COMBUSTION — 0.1%
Cummins, Inc.	2,880	265,421

ENTERPRISE SOFTWARE/SERVICE — 0.8%
BMC Software, Inc.†	7,020	227,237
Oracle Corp.†	68,720	1,291,936
Sybase, Inc.†	7,650	185,054

		1,704,227

FINANCE-COMMERCIAL — 0.1%
CapitalSource, Inc.	7,650	197,140
CIT Group, Inc.	1,250	74,563

		271,703

FINANCE-CONSUMER LOANS — 0.1%
The First Marblehead Corp.	4,180	151,525

FINANCE-CREDIT CARD — 0.2%
American Express Co.	5,750	348,853

FINANCE-INVESTMENT BANKER/BROKER — 3.8%
Citigroup, Inc.	37,200	1,994,664
Goldman Sachs Group, Inc.	5,220	1,141,144
Lehman Brothers Holdings, Inc.	12,380	931,966
Merrill Lynch & Co., Inc.	12,580	1,135,094
Morgan Stanley	25,720	2,160,737
TD Ameritrade Holding Corp.†	18,500	315,425
The Bear Stearns Cos., Inc.	5,210	811,197

		8,490,227

FINANCIAL GUARANTEE INSURANCE — 0.2%
Ambac Financial Group, Inc.	4,100	376,380

FOOD-CONFECTIONERY — 0.1%
WM Wrigley Jr. Co.	4,800	282,624

FOOD-MISC. — 0.4%
General Mills, Inc.	9,100	545,090
Kraft Foods, Inc.	13,590	454,857

		999,947

FOOD-RETAIL — 0.5%
Safeway, Inc.	6,040	219,252
The Kroger Co.	29,970	884,415

		1,103,667

FOOD-WHOLESALE/DISTRIBUTION — 0.7%
SUPERVALU, Inc.	19,450	892,755
Sysco Corp.	23,082	755,705

		1,648,460

GAS-DISTRIBUTION — 0.2%
Energen Corp.	4,120	230,926
Sempra Energy	3,400	215,832

		446,758

HEALTH CARE COST CONTAINMENT — 0.1%
McKesson Corp.	3,820	224,731

HOME FURNISHINGS — 0.1%
Tempur-Pedic International, Inc.	7,750	201,268

HOTEL/MOTEL — 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	7,550	506,001

INDEPENDENT POWER PRODUCER — 0.1%
Mirant Corp.†	4,850	217,620

INDUSTRIAL GASES — 0.4%
Praxair, Inc.	15,622	1,008,400

INSURANCE-LIFE/HEALTH — 0.2%
CIGNA Corp.	1,460	227,161
Protective Life Corp.	4,100	192,290

		419,451

INSURANCE-MULTI-LINE — 1.2%
ACE, Ltd.	8,520	506,599
Allstate Corp.	11,480	715,434
American Financial Group, Inc.	5,860	206,682
Hartford Financial Services Group, Inc.	6,500	657,800
Loews Corp.	5,800	274,456
MetLife, Inc.	5,000	328,500

		2,689,471

INSURANCE-PROPERTY/CASUALTY — 0.7%
Chubb Corp.	13,830	744,469
The Travelers Cos., Inc.	14,050	760,105

		1,504,574

INSURANCE-REINSURANCE — 0.3%
Berkshire Hathaway, Inc.†	54	195,912
RenaissanceRe Holdings, Ltd.	10,499	568,521

		764,433

INTERNET SECURITY — 0.1%
McAfee, Inc.†	7,200	233,928

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.1%
Franklin Resources, Inc.	1,000	$131,310

MACHINERY-CONSTRUCTION & Mining — 0.3%
Caterpillar, Inc.	6,100	442,982
Terex Corp.†	2,970	231,215

		674,197

MACHINERY-FARMING — 0.2%
Deere & Co.	4,200	459,480

MACHINERY-GENERAL INDUSTRIAL — 0.1%
Manitowoc Co., Inc.	3,470	236,758

MEDICAL INSTRUMENTS — 0.1%
Medtronic, Inc.	6,250	330,813

MEDICAL LABS & TESTING SERVICES — 0.1%
Laboratory Corp. of America Holdings†	2,560	202,086

MEDICAL PRODUCTS — 0.3%
Johnson & Johnson	10,100	648,622

MEDICAL-BIOMEDICAL/GENE — 0.2%
Amgen, Inc.†	7,725	495,482

MEDICAL-DRUGS — 4.2%
Abbott Laboratories	16,082	910,563
Forest Laboratories, Inc.†	14,450	768,884
King Pharmaceuticals, Inc.†	11,770	240,696
Merck & Co., Inc.	51,740	2,661,506
Pfizer, Inc.	62,480	1,653,221
Schering-Plough Corp.	52,400	1,662,652
Sepracor, Inc.†	5,600	300,608
Wyeth	23,000	1,276,500

		9,474,630

MEDICAL-GENERIC DRUGS — 0.1%
Mylan Laboratories, Inc.	9,210	201,975

MEDICAL-HMO — 1.5%
Aetna, Inc.	22,890	1,073,083
Humana, Inc.†	3,340	211,221
WellCare Health Plans, Inc.†	2,330	187,775
WellPoint, Inc.†	25,100	1,982,147

		3,454,226

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.1%
AmerisourceBergen Corp.	3,380	168,966

METAL-ALUMINUM — 0.2%
Alcan, Inc.	2,971	174,903
Alcoa, Inc.	5,500	195,195

		370,098

METAL-COPPER — 0.3%
Southern Copper Corp.	9,320	748,396

METAL-DIVERSIFIED — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	9,309	625,192

MULTIMEDIA — 1.1%
McGraw-Hill Cos., Inc.	6,840	448,225
News Corp.	28,400	635,876
The Walt Disney Co.	37,320	1,305,454
Time Warner, Inc.	9,100	187,733

		2,577,288

NETWORKING PRODUCTS — 1.3%
Cisco Systems, Inc.†	102,530	2,741,652
Juniper Networks, Inc.†	7,100	158,756

		2,900,408

NON-HAZARDOUS WASTE DISPOSAL — 0.1%
Waste Management, Inc.	7,450	278,705

OFFICE AUTOMATION & EQUIPMENT — 0.2%
Xerox Corp.†	22,700	419,950

OFFICE SUPPLIES & FORMS — 0.1%
Avery Dennison Corp.	3,050	189,710

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.6%
Apache Corp.	5,950	431,375
Devon Energy Corp.	4,400	320,628
EOG Resources, Inc.	3,700	271,728
XTO Energy, Inc.	7,100	385,317

		1,409,048

OIL COMPANIES-INTEGRATED — 3.8%
Chevron Corp.	21,370	1,662,372
ConocoPhillips	7,500	520,125
Exxon Mobil Corp.	52,520	4,169,038
Hess Corp.	5,700	323,475
Marathon Oil Corp.	8,690	882,469
Occidental Petroleum Corp.	20,150	1,021,605

		8,579,084

OIL REFINING & MARKETING — 0.7%
Holly Corp.	3,720	236,592
Tesoro Petroleum Corp.	2,120	256,944
Valero Energy Corp.	13,880	974,792

		1,468,328

OIL-FIELD SERVICES — 0.6%
Baker Hughes, Inc.	6,100	490,379
Halliburton Co.	2,452	77,900
Schlumberger, Ltd.	10,900	804,747

		1,373,026

PAPER & RELATED PRODUCTS — 0.1%
Domtar Corp.	31,800	310,050

PHARMACY SERVICES — 0.2%
Medco Health Solutions, Inc.†	7,250	565,645

PRINTING-COMMERCIAL — 0.1%
R.R. Donnelley & Sons Co.	5,500	221,100

REAL ESTATE INVESTMENT TRUSTS — 0.4%
Apartment Investment & Management Co.	2,930	162,029
Hospitality Properties Trust	4,070	185,307
iStar Financial, Inc.	3,870	185,450
ProLogis	2,960	191,808
Thornburg Mtg., Inc.	7,800	216,840

		941,434

REAL ESTATE MANAGEMENT/SERVICES — 0.2%
CB Richard Ellis Group, Inc.†	5,580	188,883
Jones Lang LaSalle, Inc.	2,300	247,227

		436,110

RETAIL-APPAREL/SHOE — 0.1%
American Eagle Outfitters, Inc.	6,370	187,724

RETAIL-AUTO PARTS — 0.1%
Advance Auto Parts, Inc.	5,619	231,503

RETAIL-AUTOMOBILE — 0.1%
CarMax, Inc.†	4,600	114,632

RETAIL-DISCOUNT — 0.2%
Big Lots, Inc.†	5,100	164,220
Wal-Mart Stores, Inc.	6,700	321,064

		485,284

RETAIL-DRUG STORE — 0.2%
CVS Corp.	12,700	460,248

RETAIL-MAJOR DEPARTMENT STORES — 0.3%
J.C. Penney Co., Inc.	9,060	716,555

RETAIL-OFFICE SUPPLIES — 0.4%
OfficeMax, Inc.	4,150	204,263
Staples, Inc.	28,947	717,886

		922,149

RETAIL-REGIONAL DEPARTMENT STORES — 0.7%
Federated Department Stores, Inc.	15,720	690,422
Kohl’s Corp.†	12,000	888,480

		1,578,902

RETAIL-RESTAURANTS — 0.6%
McDonald’s Corp.	21,220	1,024,502
Yum! Brands, Inc.	5,400	334,044

		1,358,546

SAVINGS & LOANS/THRIFTS — 0.0%
Washington Mutual, Inc.	2,600	109,148

SEMICONDUCTOR EQUIPMENT — 0.6%
Applied Materials, Inc.	37,060	712,293
Lam Research Corp.†	4,470	240,397
Varian Semiconductor Equipment Associates, Inc.†	4,610	305,919

		1,258,609

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 0.1%
Analog Devices, Inc.	2,500	96,550
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,300	129,642

		226,192

STEEL-PRODUCERS — 0.5%
Nucor Corp.	12,050	764,693
Steel Dynamics, Inc.	4,790	212,245
United States Steel Corp.	2,070	210,188

		1,187,126

TELECOM EQUIPMENT-FIBER OPTICS — 0.5%
Corning, Inc.†	48,300	1,145,676

TELECOM SERVICES — 0.1%
Embarq Corp.	4,130	247,965

TELEPHONE-INTEGRATED — 2.4%
AT&T, Inc.	89,032	3,447,319
CenturyTel, Inc.	4,390	202,160
Qwest Communications International, Inc.†	26,700	237,096
Sprint Nextel Corp.	14,050	281,421
Verizon Communications, Inc.	29,450	1,124,401
Windstream Corp.	13,400	195,908

		5,488,305

THERAPEUTICS — 0.1%
Gilead Sciences, Inc.†	1,600	130,752

TOBACCO — 1.6%
Altria Group, Inc.	33,740	2,325,361
Loews Corp. — Carolina Group	3,170	242,600
Reynolds American, Inc.	11,640	747,986
UST, Inc.	3,310	187,611

		3,503,558

TOYS — 0.3%
Hasbro, Inc.	6,850	216,529
Marvel Entertainment, Inc.†	6,970	205,824
Mattel, Inc.	8,680	245,644

		667,997

TRANSPORT-MARINE — 0.1%
Overseas Shipholding Group, Inc.	3,190	225,852

TRANSPORT-RAIL — 0.7%
Burlington Northern Santa Fe Corp.	2,600	227,604
Norfolk Southern Corp.	26,400	1,405,536

		1,633,140

TRANSPORT-TRUCK — 0.1%
YRC Worldwide, Inc.†	5,050	200,940

VITAMINS & NUTRITION PRODUCTS — 0.1%
NBTY, Inc.†	4,380	216,416

WEB PORTALS/ISP — 0.7%
Google, Inc.†	2,080	980,470
Yahoo!, Inc.†	23,650	663,146

		1,643,616

WIRE & CABLE PRODUCTS — 0.1%
General Cable Corp.†	3,810	218,846

WIRELESS EQUIPMENT — 0.4%
Crown Castle International Corp.†	5,600	192,304
Motorola, Inc.	12,650	219,224
QUALCOMM, Inc.	12,050	527,790

		939,318

TOTAL COMMON STOCK (cost $117,885,040)		135,908,506

Asset Backed Securities — 12.8%

DIVERSIFIED FINANCIAL SERVICES — 12.8%
Adjustable Rate Mtg. Trust Series 2006-2, Class 6A1 5.49% due 05/25/36(1)(2)	$445,248	445,345
American Home Mtg. Assets Series 2006-2, Class 2A1 5.51% due 09/25/46(1)(2)	872,309	873,768
Asset Backed Securities Corp. Home Equity Series 2006-HE4, Class A5 5.48% due 05/25/36(1)	500,000	499,998
Banc of America Commercial Mtg., Inc. Series 2005-2, Class A5 4.86% due 07/10/43(2)	1,000,000	971,063

Bank of America Credit Card Trust Series 2006-C4, Class C4 5.55% due 11/15/11(1)	400,000	399,938
Capital Auto Receivables Asset Trust Series 2006-1, Class A2A 5.03% due 09/15/08	176,788	176,705
Capital Auto Receivables Asset Trust Series 2006-1, Class A3 5.03% due 10/15/09	420,000	419,278
Capital One Auto Finance Trust Series 2006-A, Class A3 5.33% due 11/15/10	980,000	980,623
Citigroup Commercial Mtg. Trust Series 2006-C4, Class A3 5.72% due 03/15/49(2)(3)	305,000	313,907
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/49(2)	615,000	613,943
CNH Equipment Trust Series 2006-A, Class A3 5.20% due 08/16/10	1,000,000	999,970
Countrywide Alternative Loan Trust Series 2006-OA8, Class 1A1 5.51% due 06/25/46(1)(2)	911,955	913,449
Countrywide Alternative Loan Trust Series 2006-OA9, Class 1A1 5.52% due 07/25/36(1)(2)	878,219	878,603
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 5.53% due 02/25/36(1)(2)	739,137	737,727
Countrywide Alternative Loan Trust Series 2006-OA2, Class A1 5.53% due 03/25/36(1)(2)	802,894	801,786
Countrywide Alternative Loan Trust Series 2006-OA12, Class A2 5.53% due 07/25/36(1)(2)	860,172	862,696
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/36(2)	901,782	913,054
Credit Suisse Mtg. Capital Certificates Series 2006-C3 Class A3 5.83% due 06/15/38(2)(3)	460,000	476,671
First Horizon Alternative Mtg. Securities Series 2006-FA4, Class 1A1 6.00% due 08/25/36(2)	586,806	586,554
Ford Credit Auto Owner Trust Series 2006-A, Class A3 5.05% due 11/15/09	355,000	354,279
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 01/10/17(2)	500,000	503,650
GS Mtg. Securities Corp. II Series 2006-GG6, Class A4 5.55% due 04/10/38(2)	1,000,000	1,013,151
GSAMP Trust Series 2006-FMT, Class A2C 5.48% due 04/25/36(1)	750,000	749,871
Harborview Mortgage Loan Trust Series 2006-5, Class 2A1A 5.50% due 07/20/36(1)(2)	882,357	882,304
Home Equity Asset Trust Series 2006-3, Class 2A2 5.45% due 07/25/36(1)	1,000,000	1,000,884
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/19/11	975,000	978,552
Household Automotive Trust Series 2006-2, Class A2 5.61% due 06/17/09	673,330	674,068
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 5.90% due 06/15/38(2)(3)	220,000	229,211
Long Beach Mtg. Loan Trust Series 2006-4, Class 2A3 5.48% due 05/25/36(1)	1,000,000	997,239
Long Beach Mtg. Loan Trust Series 2006-5, Class M2 5.62% due 06/25/36(1)	500,000	498,053
MASTR Asset Backed Securities Trust Series 2006-AB1, Class A1 5.46% due 02/25/36(1)	439,167	439,371
Merrill Lynch Mtg. Trust Series 2005-CK11, Class A6 5.24% due 11/12/37(2)(3)	1,000,000	998,272
Merrill Lynch Mtg. Trust Series 2006-C1, Class A4 5.66% due 05/12/39(2)(3)	140,000	143,646
Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2007-6, Class A4 6.00% due 03/12/51(2)	305,000	307,071
Morgan Stanley ABS Capital I Series 2006-HE4, Class A3 5.47% due 06/25/36(1)	750,000	749,772
Morgan Stanley Capital I Series 2006-IQ12 Class A4 5.33% due 12/15/43(2)	465,000	462,506
Morgan Stanley Capital I Series 2007-IQ13, Class A4 5.36% due 03/15/44(2)	150,000	149,489
Morgan Stanley Capital I Series 2007-HQ11, Class A4 5.45% due 02/20/44(2)	350,000	350,739
Residential Accredit Loans, Inc. Series 2006-QO4, Class 2A1 5.51% due 04/25/46(1)(2)	909,201	909,490
Residential Asset Securities Corp. Series 2004-KS11, Class AI2 5.59% due 01/25/34(1)	47,777	47,795
Soundview Home Equity Loan Trust Series 2006-OPT5, Class M3 5.64% due 07/25/36(1)	500,000	489,899

Specialty Underwriting & Residential Finance Series 2006-BC3, Class M2 5.61% due 06/25/37(1)	450,000	448,012
Wachovia Auto Owner Trust Series 2005-B, Class A5 4.93% due 11/20/12	1,000,000	997,640
Wachovia Bank Commercial Mtg. Trust Series 2006-C29, Class A4 5.32% due 11/15/48	310,000	307,402
Wachovia Bank Commercial Mtg. Trust Series 2006-C26, Class A3 6.01% due 06/15/45(2)	305,000	318,290
Wamu Alternative Mtg. Pass-Through Certificates Series 2006-5, Class 2CB1 6.00% due 07/25/36(2)	369,437	370,486
Wells Fargo Home Equity Trust Series 2006-1, Class A3 5.47% due 05/25/36(1)	500,000	498,906

TOTAL ASSET BACKED SECURITIES (cost $28,682,399)		28,735,126

Convertible Bonds & Notes — 0.0%

TELECOM SERVICES — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(4)(5)(8) (cost $35,000)	35,000	35,000

Corporate Bonds & Notes — 7.1%

AEROSPACE/DEFENSE-EQUIPMENT — 0.1%
United Technologies Corp. Notes 5.43% due 06/01/09(1)	250,000	250,243

AUTO-CARS/LIGHT TRUCKS — 0.4%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.88% due 03/15/11	480,000	488,956
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.89% due 10/31/08(1)	400,000	402,041

		890,997

BANKS-COMMERCIAL — 0.1%
HSBC Bank USA Sub. Notes 5.63% due 08/15/35	115,000	110,663
Regions Financing Trust II Company Guar. Notes 6.63% due 05/01/27(6)	185,000	184,818

		295,481

BANKS-SUPER REGIONAL — 0.1%
SunTrust Preferred Capital I Notes 5.85% due 12/15/11(1)(7)	185,000	188,026

BEVERAGES-WINE/SPIRITS — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	30,000	30,525

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.1%
Owens Corning, Inc. Senior Notes 7.00% due 12/01/36*	140,000	140,333

BUILDING-RESIDENTIAL/COMMERCIAL — 0.1%
Beazer Homes USA, Inc. Senior Notes 6.50% due 11/15/13	75,000	69,281
K Hovnanian Enterprises, Inc. Senior Notes 8.63% due 01/15/17	20,000	20,100

		89,381

CABLE TV — 0.3%
Charter Communications Operating LLC Senior Notes 8.00% due 04/30/12*	35,000	36,662
Comcast Corp. Company Guar. Notes 5.66% due 07/14/09(1)	400,000	400,612
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	35,000	33,687
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	140,000	145,775
Time Warner Cable, Inc. Senior Notes 6.55% due 05/01/37*	110,000	111,246

		727,982

CASINO HOTEL — 0.0%
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	70,000	65,712

CELLULAR TELECOM — 0.1%
Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	200,000	261,691
Dobson Cellular Systems, Inc. Sec. Notes 8.38% due 11/01/11	20,000	21,325

		283,016

CHEMICALS-DIVERSIFIED — 0.0%
Huntsman LLC Company Guar. Senior Notes 11.50% due 07/15/12	45,000	50,175

CHEMICALS-PLASTICS — 0.0%
PolyOne Corp. Company Guar. Notes 10.63% due 05/15/10	25,000	26,344

COAL — 0.0%
Arch Western Finance LLC Sec. Notes 6.75% due 07/01/13	55,000	54,588

COMMERCIAL SERVICES — 0.0%
Iron Mountain, Inc. Company Guar. Senior Sec. Notes 7.75% due 01/15/15	15,000	15,375

COMPUTERS — 0.1%
Hewlett-Packard Co. Senior Notes 5.46% due 05/22/09(1)	250,000	250,039

CONTAINERS-METAL/GLASS — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	50,000	52,750

ELECTRIC-INTEGRATED — 0.5%
Appalachian Power Co. Notes 6.38% due 04/01/36	155,000	162,178
Dominion Resources, Inc. Senior Notes 5.15% due 07/15/15	420,000	411,994
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	205,000	208,371
Southern Energy, Inc. Notes 7.90% due 07/15/09†(4)(5)(8)	200,000	0
TXU Electric Delivery Co. Bonds 5.73% due 09/16/08*(1)	250,000	250,004
Xcel Energy, Inc. Senior Notes 6.50% due 07/01/36	95,000	99,952

		1,132,499

ELECTRIC-TRANSMISSION — 0.0%
ITC Holdings Corp. Notes 6.38% due 09/30/36*	65,000	65,609

ELECTRONICS-MILITARY — 0.0%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	30,000	29,213

FINANCE-AUTO LOANS — 0.1%
Ford Motor Credit Co. Senior Notes 7.25% due 10/25/11	75,000	73,462
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	70,000	69,951

		143,413

FINANCE-COMMERCIAL — 0.1%
Caterpillar Financial Services Corp. Notes 5.42% due 05/18/09(1)	250,000	250,165

FINANCE-CONSUMER LOANS — 0.1%
HSBC Finance Corp. Senior Notes 5.44% due 06/19/09(1)	200,000	200,309

FINANCE-CREDIT CARD — 0.1%
Capital One Capital III Company Guar. Bonds 7.69% due 08/15/36	120,000	129,635

FINANCE-INVESTMENT BANKER/BROKER — 1.3%
Credit Suisse USA, Inc. Senior Notes 5.47% due 12/09/08(1)	500,000	501,191
Credit Suisse USA, Inc. Senior Notes 5.50% due 08/16/11	80,000	81,223
Goldman Sachs Group, Inc. Senior Notes 5.44% due 06/23/09(1)	225,000	225,171
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	315,000	311,367
Lehman Brothers Holdings, Inc. Senior Notes 5.25% due 02/06/12	190,000	190,023
Lehman Brothers Holdings, Inc. Senior Notes 5.75% due 07/18/11	65,000	66,422
Lehman Brothers Holdings, Inc. Sub. Notes 5.75% due 01/03/17	170,000	170,895
Merrill Lynch & Co., Inc. Senior Notes 6.00% due 02/17/09	750,000	760,631
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	175,000	173,852
Morgan Stanley Notes 5.45% due 01/09/17	235,000	232,324
Morgan Stanley Senior Notes 5.63% due 01/09/12	100,000	101,513

		2,814,612

FINANCE-MORTGAGE LOAN/BANKER — 0.6%
Countrywide Financial Corp. Company Guar. Notes 5.57% due 03/24/09(1)	300,000	299,481
Residential Capital Corp. Senior Notes 6.46% due 04/17/09(1)	400,000	399,305
Residential Capital LLC Company Guar. Notes 5.84% due 06/09/08(1)	100,000	99,253
Residential Capital LLC Company Guar. Notes 6.38% due 06/30/10	409,000	410,094

		1,208,133

FUNERAL SERVICES & RELATED ITEMS — 0.1%
Service Corp. International Senior Notes 7.38% due 10/01/14	95,000	98,800

HOME FURNISHINGS — 0.0%
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	60,000	63,150

INDEPENDENT POWER PRODUCER — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	30,000	31,163

INSURANCE-LIFE/HEALTH — 0.2%
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/16(6)	120,000	126,733
Reinsurance Group of America, Inc. Jr. Sub. Debentures 6.75% due 12/15/15(6)	235,000	236,041

		362,774

INSURANCE-MULTI-LINE — 0.1%
Hartford Financial Services Group, Inc. Senior Notes 5.25% due 10/15/11	80,000	80,342
Metlife, Inc. Jr. Sub. Notes 6.40% due 12/15/36	120,000	119,768

		200,110

INSURANCE-MUTUAL — 0.1%
Liberty Mutual Group, Inc. Bonds 7.50% due 08/15/36*	135,000	146,369

INSURANCE-PROPERTY/CASUALTY — 0.1%
The Travelers Cos., Inc. Jr. Sub. Debentures 6.25% due 03/15/17(6)	220,000	220,300

MEDICAL PRODUCTS — 0.0%
Fresenius Medical Care Capital Trust II Company Guar. Notes 7.88% due 02/01/08	45,000	45,338

MEDICAL-HOSPITALS — 0.0%
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	15,000	16,350
HCA, Inc. Sec Notes. 9.63% due 11/15/16*	20,000	21,825

		38,175

MULTIMEDIA — 0.3%
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	150,000	147,194
Time Warner, Inc. Notes 5.88% due 11/15/16	160,000	161,098
Time Warner, Inc. Company Guar. Notes 6.50% due 11/15/36	100,000	100,075
Viacom, Inc. Senior Notes 5.70% due 06/16/09(1)	215,000	215,610
Viacom, Inc. Senior Notes 6.25% due 04/30/16	95,000	96,368

		720,345

MUSIC — 0.0%
WMG Acquisition Corp. Senior Sub. Notes 7.38% due 04/15/14	45,000	43,200
WMG Holdings Corp. Senior Disc. Notes 9.50% due 12/15/14(9)	15,000	11,400

		54,600

NON-HAZARDOUS WASTE DISPOSAL — 0.0%
Allied Waste North America, Inc. Senior Notes 6.13% due 02/15/14	20,000	19,625

OFFICE SUPPLIES & FORMS — 0.0%
Acco Brands Corp. Company Guar. Notes 7.63% due 08/15/15	60,000	61,200

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 6.50% due 08/15/17	45,000	44,775
Pemex Project Funding Master Trust Company Guar. Notes 7.16% due 10/15/09(1)	250,000	259,000

		303,775

PAPER & RELATED PRODUCTS — 0.0%
Georgia-Pacific Corp. Debentures 7.70% due 06/15/15	45,000	46,125

PIPELINES — 0.2%
Kinder Morgan Energy Partners LP Bonds 6.50% due 02/01/37	160,000	161,669

ONEOK Partners LP Company Guar. Notes 5.90% due 04/01/12	145,000	149,051

		310,720

PRIVATE CORRECTIONS — 0.0%
Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	25,000	25,000

RETAIL-BUILDING PRODUCTS — 0.1%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	150,000	145,389

RETAIL-DISCOUNT — 0.1%
Wal-Mart Stores, Inc. Senior Notes 5.38% due 04/05/17	180,000	179,714

RETAIL-DRUG STORE — 0.1%
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	153,930	154,387

SAVINGS & LOANS/THRIFTS — 0.2%
Washington Mutual Preferred Funding Delaware Bonds 6.53% due 03/15/11*(1)(7)	300,000	296,196
Washington Mutual Preferred Funding II Bonds 6.67% due 12/15/16*(1)(7)	200,000	199,361

		495,557

SPECIAL PURPOSE ENTITIES — 0.6%
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	312,000	330,720
Core Investment Grade Bond Trust I Pass Through Certs. Series 2002-1 4.66% due 11/30/07	700,435	697,549
Swiss Re Capital I LP Company Guar. Notes 6.85% due 05/25/16*(1)(7)	365,000	381,080

		1,409,349

TELEPHONE-INTEGRATED — 0.6%
AT&T, Inc. Notes 5.45% due 05/15/08(1)	250,000	250,184
AT&T, Inc. Notes 6.80% due 05/15/36	235,000	255,079
BellSouth Corp. Notes 4.20% due 09/15/09	445,000	436,018
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	350,000	343,497
Verizon Communications, Inc. Senior Notes 6.25% due 04/01/37	115,000	115,240

		1,400,018

TOTAL CORPORATE BONDS & NOTES (cost $15,813,496)		15,916,538

Foreign Corporate Bonds & Notes — 3.3%

BANKS-COMMERCIAL — 1.2%
Glitnir Banki HF Senior Notes 5.62% due 04/20/10*(1)	225,000	224,523
Glitnir Banki HF Notes 5.80% due 01/21/11*(1)	305,000	306,058
HBOS PLC Sub. Bonds 5.92% due 10/01/15*(1)(7)	400,000	393,800
Landsbanki Islands HF Notes 6.10% due 08/25/11*	190,000	195,507
Lloyds TSB Group PLC Bonds 6.27% due 11/14/16*(1)(7)	300,000	298,435
Shinsei Finance II Bonds 7.16% due 07/25/16*(1)(7)	325,000	336,742
Societe Generale Senior Sub. Notes 5.92% due 04/15/17*(1)(7)	185,000	185,296
Standard Chartered PLC Sub. Notes 6.41% due 01/30/17*(1)(7)	200,000	199,114
VTB Capital SA Notes 6.10% due 09/21/07(1)	375,000	375,488
Woori Bank Notes 6.21% due 05/02/17*(6)	170,000	169,648

		2,684,611

BANKS-MORTGAGE — 0.2%
Bancaja U.S.Debt SAU Bank Guar. Notes 5.50% due 07/10/09*(1)	200,000	200,217
CAM US Finance SA Sociedad Unipersonal Bank Guar. Notes 5.51% due 02/01/10*(1)	200,000	199,985

		400,202

BANKS-SPECIAL PURPOSE — 0.1%
Depfa ACS Bank Guar. Senior Bonds 5.13% due 03/16/37*	330,000	315,935

CELLULAR TELECOM — 0.1%
Rogers Wireless, Inc. Sec. Notes 6.38% due 03/01/14	145,000	149,713

ELECTRONIC COMPONENTS-MISC. — 0.0%
NXP BV/NXP Funding LLC Senior Notes 7.88% due 10/15/14*	20,000	20,800

FINANCE-INVESTMENT BANKER/BROKER — 0.3%
Kaupthing Bank Senior Notes 5.75% due 10/04/11*	335,000	340,449
Kaupthing Bank Senior Notes 6.06% due 01/15/10(1)	300,000	302,606

		643,055

GAS-DISTRIBUTION — 0.1%
Nakilat, Inc. Sec. Notes 6.07% due 12/31/33*	150,000	146,925

INSURANCE-MULTI-LINE — 0.2%
AXA SA Sub. Notes 6.38% due 12/14/36*(1)(7)	130,000	126,533
XL Capital, Ltd. Notes 6.50% due 04/15/17(1)(7)	260,000	256,625

		383,158

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.3%
Canadian Natural Resources, Ltd. Notes 6.25% due 03/15/38	80,000	79,408
Gazprom International SA Senior Notes 7.20% due 02/01/20*	139,248	147,255
Gazprom International SA Bonds 7.20% due 02/01/20	200,288	211,144
Ras Laffan Liquefied Natural Gas Co., Ltd. III Company Guar. Senior Notes 5.83% due 09/30/16*	300,000	304,497

		742,304

OIL COMPANIES-INTEGRATED — 0.1%
Qatar Petroleum Notes 5.58% due 05/30/11*	270,000	271,455

PRINTING-COMMERCIAL — 0.0%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*	25,000	25,563

PROPERTY TRUST — 0.1%
WEA Finance/WCI Finance LLC Senior Notes 5.70% due 10/01/16*	105,000	105,539

SATELLITE TELECOM — 0.0%
Intelsat Bermuda, Ltd. Company Guar. Notes 9.25% due 06/15/16	25,000	27,500

SPECIAL PURPOSE ENTITIES — 0.4%
IIRSA Norte Finance, Ltd. Senior Notes 8.75% due 05/30/24	297,897	351,518
Mizuho Capital Investment 1, Ltd. Sub. Notes 6.69% due 06/30/16*(1)(7)	246,000	252,677
MUFG Capital Finance 1, Ltd. Company Guar. Notes 6.35% due 07/25/16(1)(7)	120,000	122,561
SMFG Preferred Capital Ltd. Bonds 6.08% due 01/25/17*(1)(7)	245,000	245,649

		972,405

TELEPHONE-INTEGRATED — 0.2%
Telefonica Emisiones SAU Company Guar. Notes 5.65% due 06/19/09(1)	500,000	501,815

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $7,309,380)		7,390,980

Foreign Government Agencies — 1.5%

SOVEREIGN — 1.5%
Brazilian Government International Bonds 12.25% due 03/06/30	110,000	193,600
Guatemala Government Bond Notes 9.25% due 08/01/13	150,000	173,250
Mexico Government International Bonds 6.06% due 01/13/09(1)	450,000	454,050
Peru Government International Bonds 6.55% due 03/14/37	443,000	468,694
Republic of Argentina Bonds 5.48% due 08/03/12(1)	515,000	374,147
Russian Federation Notes 12.75% due 06/24/28	120,000	218,272
Ukraine Government International Notes 6.88% due 03/04/11	220,000	227,326
Ukraine Government International Notes 8.78% due 08/05/09(1)	100,000	105,830
Ukrainian Soviet Socialist Republic Senior Bonds 6.58% due 11/21/16*	125,000	126,875
Ukrainian Soviet Socialist Republic Senior Notes 6.58% due 11/21/16	640,000	650,144
Ukrainian Soviet Socialist Republic Notes 7.65% due 06/11/13	100,000	108,280

United Mexican States Bonds 8.00% due 09/24/22	270,000	336,150

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $3,320,260)		3,436,618

U.S. Government Agencies — 16.4%

FEDERAL HOME LOAN BANK — 0.7%
4.63% due 02/01/08	1,500,000	1,493,886

FEDERAL HOME LOAN MTG. CORP. — 5.1%
4.88% due 02/17/09	2,535,000	2,534,379
5.00% due 03/01/19	162,694	160,627
5.00% due June TBA	2,900,000	2,802,125
5.50% due 07/01/34	573,276	568,082
6.50% due 05/01/16	91,017	93,206
6.50% due June TBA	4,930,000	5,034,762
6.75% due 09/15/29	245,000	293,387

		11,486,568

FEDERAL NATIONAL MTG. ASSOC. — 9.4%
4.50% due May TBA	750,000	704,531
4.63% due 10/15/13	1,945,000	1,917,935
5.00% due 03/01/18	196,389	194,097
5.00% due 04/01/18	38,580	38,147
5.00% due 07/01/18	266,076	262,971
5.00% due 08/01/18	223,297	220,691
5.00% due 09/01/18	815,507	805,989
5.00% due 06/01/19	163,585	161,506
5.00% due May TBA	2,000,000	1,931,876
5.25% due 09/15/16	120,000	122,371
5.50% due 10/01/17	563,685	565,911
5.50% due 11/01/17	183,876	184,602
5.50% due May TBA	300,000	300,375
6.00% due 08/01/17	303,654	308,959
6.00% due May TBA	5,790,000	5,851,336
Federal National Mtg. Assoc. REMIC Series 2006-43, Class G 6.50% due 09/25/33	408,320	414,130
Federal National Mtg. Assoc. REMIC Series 2006-63, Class AE 6.50% due 10/25/33	787,936	799,854
Federal National Mtg. Assoc. REMIC Series 2006-59, Class DC 6.50% due 12/25/33	1,276,811	1,296,326
Federal National Mtg. Assoc. REMIC Series 2006-78, Class BC 6.50% due 01/25/34	338,015	343,341
7.00% due 09/01/32	49,938	52,194
7.00% due 04/01/37	4,587,182	4,736,265

		21,213,407

GOVERNMENT NATIONAL MTG. ASSOC. — 1.1%
5.50% due 01/15/34	1,281,499	1,275,886
5.50% due May TBA	865,000	860,134
7.50% due 01/15/32	218,686	229,149

		2,365,169

TENNESSEE VALLEY AUTHORITY — 0.1%
4.65% due 06/15/35	248,000	226,449

TOTAL U.S. GOVERNMENT AGENCIES (cost $36,883,927)		36,785,479

U.S. Government Treasuries — 0.7%

UNITED STATES TREASURY BONDS — 0.3%
2.38% due 01/15/27	161,352	162,543
6.63% due 02/15/27	350,000	426,207

		588,750

UNITED STATES TREASURY NOTES — 0.4%
4.38% due 12/31/07	50,000	49,789
4.63% due 02/29/08	275,000	274,162
4.63% due 02/15/17(10)	610,000	609,714
4.88% due 05/15/09	15,000	15,079

		948,744

TOTAL U.S. GOVERNMENT TREASURIES (cost $1,533,970)		1,537,494

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $211,463,472)		229,745,741

Short-Term Investment Securities — 3.0%

COMMERCIAL PAPER — 3.0%
Barton Capital Corp. 5.27% due 05/04/07	1,250,000	1,249,451
CRC Funding LLC 5.25% due 06/04/07	1,250,000	1,243,802
Gemini Sec. Corp. 5.26% due 05/30/07	1,500,000	1,493,644
Kitty Hawk Funding Corp. 5.25% due 06/12/07	1,250,000	1,242,344
Market STR Funding Corp. 5.26% due 05/25/07	1,500,000	1,494,740

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $6,723,981)		6,723,981

Repurchase Agreement — 2.9%

Agreement with State Street Bank & Trust Co., bearing interest at 5.25%, dated 04/30/07, to be repurchased 05/01/07 in the amount of $6,610,543 and collateralized by Federal Home Loan Mtg. Assoc. Notes, bearing interest at 5.25%, due 12/11/20 and having an approximate value of $6,743,456 (cost $6,610,000)	$6,610,000	$6,610,000

TOTAL INVESTMENTS (cost $224,797,453)(11)	108.2%	243,079,722
Liabilities in excess of other assets	(8.2)	(18,369,644)

NET ASSETS	100.0%	$224,710,078

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2007, the aggregate value of these securities was $6,958,899 representing 3.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of April 30, 2007.

(2)	Collateralized Mortgaged Obligation

(3)	Variable Rate Security — the rate reflected is as of April 30, 2007, maturity date reflects the stated maturity date.

(4)	To the extent permitted by the Statement of Additional Information, the SunAmerica Balanced Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2007, the SunAmerica Balanced Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ICO North America, Inc. 7.50% due 08/15/09	8/11/05	$35,000	$35,000	$35,000	1.00	0.00%

Southern Energy, Inc. 7.90% due 07/15/09	1/10/06	200,000	0	0	0	0.00%

						0.00%

				$35,000		0.00%

(5)	Fair valued security; see Note 1

(6)	Variable Rate Security — the rate reflected is as of April 30, 2007, maturity date reflects next reset date.

(7)	Perpetual maturity — maturity date reflects the next call date.

(8)	Illiquid security

(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(11)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt

TBA	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

BONDS & NOTES — SOLD SHORT — 0.0%	Principal Amount	Value (Note 1)

Federal National Mtg. Assoc. — 0.0%
Federal National Mtg. Assoc. 6.50% due June TBA
Total Bonds & Notes Sold Short (proceeds $51,563)	$(50,000)	$(51,578)

Open Futures Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	April 30, 2007	(Depreciation)

1 Long	S&P 500 Index	June 2007	375,230	372,100	$(3,130)
11 Long	U.S. Treasury Bonds	June 2007	1,238,445	1,229,250	(9,195)
22 Short	U.S. Treasury 2 Year Notes	June 2007	4,500,829	4,503,813	(2,983)
67 Long	U.S. Treasury 5 Year Notes	June 2007	7,059,923	7,090,484	30,562
14 Long	U.S. Treasury 10 Year Notes	June 2007	1,513,133	1,516,594	3,461

					$18,715

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS TOTAL RETURN PORTFOLIO
Portfolio of Investments – April 30, 2007
(unaudited)

Common Stock — 59.8%	Shares/ Principal Amount	Value (Note 1)

ADVERTISING SERVICES — 0.1%
WPP Group PLC(8)	68,090	$1,008,252

AEROSPACE/DEFENSE — 1.5%
Lockheed Martin Corp.	127,280	12,236,699
Northrop Grumman Corp.	64,020	4,714,433

		16,951,132

AEROSPACE/DEFENSE-EQUIPMENT — 0.6%
United Technologies Corp.	98,230	6,594,180

AGRICULTURAL CHEMICALS — 0.2%
Syngenta AG(8)	12,030	2,392,873

APPAREL MANUFACTURER — 0.0%
Hanesbrands, Inc.†	6,826	181,503

APPLICATIONS SOFTWARE — 0.8%
Compuware Corp†	975,220	9,625,421

ATHLETIC FOOTWEAR — 0.5%
NIKE, Inc., Class B	97,320	5,241,655

AUTO-CARS/LIGHT TRUCKS — 0.3%
Bayerische Motoren Werke AG(8)	62,300	3,847,093

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.4%
Autoliv, Inc.	18,500	1,075,775
Johnson Controls, Inc.	38,320	3,921,286

		4,997,061

BANKS-COMMERCIAL — 0.2%
HSBC Holdings PLC(8)	71,580	1,322,007
Julius Baer Holding, Ltd.(8)	11,800	822,065

		2,144,072

BANKS-FIDUCIARY — 1.8%
Mellon Financial Corp.	114,470	4,914,197
State Street Corp.	17,600	1,212,112
The Bank of New York Co., Inc.	378,200	15,309,536

		21,435,845

BANKS-SUPER REGIONAL — 2.8%
Bank of America Corp.	367,965	18,729,419
PNC Financial Services Group, Inc.	99,340	7,361,094
SunTrust Banks, Inc.	83,470	7,046,537

		33,137,050

BEVERAGES-NON-ALCOHOLIC — 0.3%
PepsiCo, Inc.	55,620	3,675,926

BEVERAGES-WINE/SPIRITS — 0.4%
Diageo PLC(8)	202,760	4,276,204

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 1.0%
Masco Corp.	432,410	11,765,876

BUILDING-RESIDENTIAL/COMMERICAL — 0.2%
D.R. Horton, Inc.	49,250	1,092,365
Toll Brothers, Inc.†	49,370	1,470,239

		2,562,604

CABLE TV — 0.2%
Time Warner Cable, Inc. Class A†	55,300	2,036,146

CELLULAR TELECOM — 0.2%
Vodafone Group PLC ADR	70,484	2,025,005

CHEMICALS-DIVERSIFIED — 0.5%
The Dow Chemical Co.	19,940	889,523
PPG Industries, Inc.	66,470	4,890,863

		5,780,386

COATINGS/PAINT — 0.1%
The Sherwin-Williams Co.	17,110	1,091,105

COMPUTERS — 0.4%
Hewlett-Packard Co.	116,890	4,925,745

CONSULTING SERVICES — 0.2%
Accenture Ltd., Class A	62,310	2,436,321

CONTAINERS-METAL/GLASS — 1.1%
Owens-Illinois, Inc.†	411,240	12,374,212

COSMETICS & TOILETRIES — 0.2%
Procter & Gamble Co.	35,200	2,263,712

CRUISE LINES — 0.1%
Royal Caribbean Cruises, Ltd.	26,900	1,118,233

DENTAL SUPPLIES & EQUIPMENT — 0.1%
Dentsply International, Inc.	29,300	978,913

DISTRIBUTION/WHOLESALE — 0.4%
WESCO International, Inc.†	18,400	1,162,328
WW Grainger, Inc.	42,290	3,494,000

		4,656,328

DIVERSIFIED MANUFACTURED OPERATIONS — 2.1%
3M Co.	21,450	1,775,417
Cooper Industries, Ltd. Class A	6,940	345,334
Eaton Corp.	5,700	508,497
General Electric Co.	219,450	8,088,927
Honeywell International, Inc.	39,900	2,161,782
Tyco International, Ltd.	359,270	11,722,980

		24,602,937

DIVERSIFIED MINERALS — 0.1%
BHP Billiton PLC(8)	48,930	1,091,197

ELECTRIC-INTEGRATED — 2.6%
Dominion Resources, Inc.	66,970	6,107,664
DPL, Inc.	73,440	2,302,344
Edison International	28,480	1,490,928
Entergy Corp.	15,500	1,753,670
FPL Group, Inc.	163,250	10,508,402
PPL Corp.	15,160	661,128
Public Service Enterprise Group, Inc.	74,520	6,442,254
TXU Corp.	18,180	1,192,244

		30,458,634

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.4%
Intel Corp.	216,560	4,656,040

ENTERPRISE SOFTWARE/SERVICE — 0.9%
Oracle Corp.†	526,170	9,891,996

FILTRATION/SEPARATION PRODUCTS — 0.7%
Pall Corp.	206,310	8,654,704

FINANCE-CREDIT CARD — 0.5%
American Express Co.	78,240	4,746,821
Capital One Financial Corp.	16,430	1,220,092

		5,966,913

FINANCE-INVESTMENT BANKER/BROKER — 5.2%
Citigroup, Inc.	309,183	16,578,392
Goldman Sachs Group, Inc.	28,160	6,156,058
J.P. Morgan Chase & Co.	302,390	15,754,519
KKR Private Equity Investors LP	36,830	898,652

Lehman Brothers Holdings, Inc.	59,440	4,474,643
Merrill Lynch & Co., Inc.	46,490	4,194,793
Morgan Stanley	38,500	3,234,385
Nomura Holdings, Inc.(8)	68,900	1,326,997
The Bear Stearns Cos., Inc.	11,100	1,728,270
UBS AG	38,980	2,529,802
UBS AG (Virt-x)(8)	65,002	4,212,908

		61,089,419

FINANCE-MORTGAGE LOAN/BANKER — 1.0%
Countrywide Financial Corp.	85,150	3,157,362
Fannie Mae	115,530	6,807,027
Freddie Mac	18,360	1,189,361

		11,153,750

FOOD-MEAT PRODUCTS — 0.1%
Tyson Foods, Inc., Class A	57,340	1,201,846

FOOD-MISC. — 0.7%
Kellogg Co.	81,830	4,329,625
Nestle SA(8)	10,870	4,306,459

		8,636,084

INDEPENDENT POWER PRODUCER — 0.2%
NRG Energy, Inc.†	35,170	2,777,023

INDUSTRIAL AUTOMATED/ROBOTIC — 0.4%
Rockwell Automation, Inc.	81,890	4,875,731

INDUSTRIAL GASES — 0.5%
Air Products & Chemicals, Inc.	53,230	4,072,095
Praxair, Inc.	25,450	1,642,797

		5,714,892

INSURANCE-LIFE/HEALTH — 2.4%
AFLAC, Inc.	65,210	3,347,882
Conseco, Inc.†	431,520	7,633,589
Genworth Financial, Inc., Class A	456,470	16,656,590
Prudential Financial, Inc.	1,300	123,500

		27,761,561

INSURANCE-MULTI-LINE — 2.3%
Hartford Financial Services Group, Inc.	64,850	6,562,820
MetLife, Inc.	104,380	6,857,766
The Allstate Corp.	215,040	13,401,293

		26,821,879

INSURANCE-PROPERTY/CASUALTY — 0.8%
Chubb Corp.	25,350	1,364,590
The Travelers Cos., Inc.	145,170	7,853,697

		9,218,287

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.3%
Franklin Resources, Inc.	29,310	3,848,696

MACHINERY-FARMING — 0.5%
Deere & Co.	51,920	5,680,048

MEDICAL INSTRUMENTS — 0.5%
Boston Scientific Corp.†	358,050	5,528,292

MEDICAL PRODUCTS — 1.1%
Johnson & Johnson	160,660	10,317,585
The Cooper Cos., Inc.	55,160	2,818,676

		13,136,261

MEDICAL-BIOMEDICAL/GENE — 1.1%
Amgen, Inc.†	196,150	12,581,061

MEDICAL-DRUGS — 2.2%
Abbott Laboratories	16,580	938,759
Eli Lilly & Co.	84,530	4,998,259
Merck & Co., Inc.	52,570	2,704,201
Wyeth	310,800	17,249,400

		25,890,619

MEDICAL-HMO — 0.6%
UnitedHealth Group, Inc.	44,460	2,359,048
WellPoint, Inc.†	64,760	5,114,097

		7,473,145

MEDICAL-HOSPITALS — 0.2%
Tenet Healthcare Corp.†	324,350	2,406,677

METAL PROCESSORS & FABRICATION — 0.1%
Timken Co.	28,500	939,930

MULTIMEDIA — 0.8%
E.W. Scripps Co., Class A	58,140	2,517,462
The Walt Disney Co.	31,220	1,092,075
Viacom, Inc., Class B†	137,015	5,651,869

		9,261,406

NETWORKING PRODUCTS — 0.2%
Cisco Systems, Inc.†	78,510	2,099,357

OIL & GAS DRILLING — 1.0%
GlobalSantaFe Corp.	82,770	5,291,486
Noble Corp.	68,880	5,800,385

		11,091,871

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.6%
Anadarko Petroleum Corp.	249,400	11,637,004
Apache Corp.	51,680	3,746,800
Devon Energy Corp.	156,940	11,436,218
EOG Resources, Inc.	19,900	1,461,456
Talisman Energy, Inc.	67,230	1,277,370
Ultra Petroleum Corp.†	21,000	1,191,120

		30,749,968

OIL COMPANIES-INTEGRATED — 3.4%
Chevron Corp.	53,431	4,156,397
ConocoPhillips	59,550	4,129,793
Exxon Mobil Corp.	172,106	13,661,774
Hess Corp.	141,540	8,032,395
Royal Dutch Shell PLC ADR	15,140	1,049,959
Total SA ADR	119,550	8,809,640

		39,839,958

OIL REFINING & MARKETING — 0.1%
Sunoco, Inc.	21,870	1,651,841

PAPER & RELATED PRODUCTS — 0.6%
Bowater, Inc.	174,010	3,809,079
International Paper Co.	21,460	809,471
MeadWestvaco Corp.	49,240	1,642,646
Smurfit-Stone Container Corp.†	34,640	417,412

		6,678,608

PIPELINES — 0.7%
Williams Cos., Inc.	273,210	8,059,695

PUBLISHING-NEWSPAPERS — 0.8%
The New York Times Co., Class A	413,630	9,678,942

RETAIL-DISCOUNT — 0.1%
Wal-Mart Stores, Inc.	21,430	1,026,926

RETAIL-DRUG STORE — 0.5%
CVS Caremark Corp.	144,428	5,234,071

RETAIL-PERFUME & COSMETICS — 0.3%
Sally Beauty Holdings Inc.†	302,960	2,975,067

RETAIL-REGIONAL DEPARTMENT STORES — 0.8%
Federated Department Stores, Inc.	224,690	9,868,385

SAVINGS & LOANS/THRIFTS — 0.4%
New York Community Bancorp, Inc.	256,780	4,483,379

SEMICONDUCTOR EQUIPMENT — 0.0%
Applied Materials, Inc.	22,710	436,486

TELECOM SERVICES — 0.4%
Embarq Corp.	52,980	3,180,919
TELUS Corp.	21,240	1,177,682
TELUS Corp(Non Voting Shares)	7,470	399,109

		4,757,710

TELECOMMUNICATION EQUIPMENT — 0.5%
Nortel Networks Corp.†	239,649	5,483,169

TELEPHONE-INTEGRATED — 2.0%
AT&T, Inc.	126,840	4,911,245
Qwest Communications International, Inc. †	315,350	2,800,308
Sprint Nextel Corp.	120,000	2,403,600
Verizon Communications, Inc.	345,800	13,202,644

		23,317,797

TELEVISION — 0.3%
CBS Corp., Class B	126,332	4,013,568

THERAPEUTICS — 0.2%
Warner Chilcott, Ltd., Class A†	157,870	2,660,110

TOBACCO — 1.4%
Altria Group, Inc.	235,500	16,230,660

TOOLS-HAND HELD — 0.1%
Black & Decker Corp.	12,300	1,115,856

TRANSPORT-RAIL — 0.4%
Burlington Northern Santa Fe Corp.	36,740	3,216,220
Norfolk Southern Corp.	34,350	1,828,794

		5,045,014

WATER TREATMENT SYSTEMS — 0.1%
Nalco Holding Co.	30,660	814,942

TOTAL COMMON STOCK (cost $575,879,569)		698,155,261

Asset Backed Securities — 4.7%

COMMERCIAL MORTGAGE BACKED SECURITIES — 0.4%
Banc of America Commercial Mtg., Inc. Series 2007-1, Class AMFX 5.48% due 01/15/49(1)(2)	$922,761	924,489
COMMERCIAL MORTGAGE BACKED SECURITIES
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/39(2)	1,725,000	1,741,025
LB-UBS Commercial Mtg Trust Series 2007-C1, Class AM 5.46% due 02/15/40(2)	1,645,000	1,642,403

		4,307,917

DIVERSIFIED FINANCIAL SERVICES — 4.3%
Banc of America Commercial Mtg. Inc., Series 2005-6, Class A4 5.18% due 09/10/47(1)(2)	500,000	498,965
Banc of America Commercial Mtg., Inc. Series 2005-2, Class A5 4.86% due 07/10/43(1)(2)	1,000,000	971,063
Banc of America Commercial Mtg., Inc. Series 2005-6, Class AM 5.18% due 09/10/47(1)(2)	357,445	355,951
Bayview Financial Revolving Mtg. Loan Trust Series 2005-E, Class M1 6.12% due 12/28/40*(3)(7)	850,000	849,998
Bear Stearns Commercial Mtg. Securities, Inc. Series 2005-PWR7, Class A3 5.12% due 02/11/41(1)(2)	572,496	565,840
Capital Trust Re CDO, Ltd. Series 2005-3A, Class A2 5.16% due 06/25/35*(7)	1,000,000	989,531
Chase Commercial Mtg. Securities Corp. Series 2000-2, Class A1 7.54% due 07/15/32(2)	50,703	51,501
Citigroup Commercial Mtg. Trust Series 2006-C5, Class AM 5.46% due 10/15/49(2)	1,272,767	1,273,005
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2005-CD1, Class A3 5.23% due 07/15/44(1)(2)	550,000	550,998
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2006-CD3, Class AM 5.65% due 10/15/48(2)	1,300,000	1,328,483
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class J 5.88% due 12/11/49*(1)(2)	660,000	610,713
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class H 5.88% due 12/11/49*(1)(2)	395,052	377,652
Countrywide Asset-Backed Certificates Series 2005-1, Class AF3 4.58% due 07/25/35(1)	20,637	20,514

Countrywide Asset-Backed Certificates Series 2005-3, Class AF3 4.82% due 08/25/35(1)	385,430	383,097
Countrywide Asset-Backed Certificates Series 2006-15, Class A3 5.69% due 10/25/46(1)	550,000	548,539
Credit Suisse Mtg. Capital Certificates Series 2006-C5, Class AM 5.34% due 12/15/39(2)	1,280,000	1,268,745
Credit Suisse Mtg. Capital Certificates Series 2006-C4, Class AM 5.51% due 09/15/39(2)	704,005	705,663
Crimmi Mae Commercial Mtg. Trust Series 1998-C1, Class A2 7.00% due 06/02/33*(2)(7)	357,176	357,726
Deutsche Mtg. & Asset Receiving Corp. Series 1998-C1, Class A2 6.54% due 06/15/31(2)	302,595	303,275
Falcon Franchise Loan LLC Series 2000-1, Class A1 7.38% due 05/05/10(2)*	79,971	81,646
GE Capital Commercial Mtg. Corp. Series 2006-C1, Class AM 5.34% due 03/10/44(1)(2)	630,000	630,384
GMAC Mtg. Corp. Loan Trust Series 2006-HE3, Class A3 5.81% due 10/25/36(1)	641,000	644,430
Greenwich Capital Commercial Funding Corp. Series 2005-GG3, Class A2 4.31% due 08/10/42(2)	633,450	620,764
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A5 5.22% due 04/10/37(1)(2)	729,927	725,232
Greenwich Capital Commercial Funding Corp. Series 2004-GG1, Class A7 5.32% due 06/10/36(1)(2)	293,478	294,424
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM 5.91% due 07/10/38(1)(2)	600,000	624,581
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-CB12, Class AM 4.95% due 09/12/37(1)(2)	800,000	776,469
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP1, Class A4 5.04% due 03/15/46(1)(2)	959,574	942,063
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-CB13, Class A4 5.29% due 01/12/43(1)(2)	1,050,000	1,050,542
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9 Class AM 5.37% due 05/15/47(2)	1,010,000	1,000,849
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-C2, Class A3 5.38% due 05/15/41(1)(2)	192,837	192,790
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP8, Class AM 5.44% due 05/15/45(2)	584,335	584,552
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP6, Class A4 5.48% due 04/15/43(1)(2)	1,270,000	1,278,204
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB15, Class AM 5.86% due 06/12/43(1)(2)	1,210,000	1,249,966
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP7, Class A4 5.88% due 04/15/45(1)(2)	1,270,000	1,320,808
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP2, Class AM 4.78% due 07/15/42(2)	765,000	735,402
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(2)	1,270,000	1,284,332
LB Commercial Conduit Mtg. Trust Series 1998-C1, Class A3 6.48% due 02/18/30(2)	737,716	739,440
LB-UBS Commercial Mtg. Trust Series 2006-C6, Class AM 5.41% due 09/15/39(2)	310,137	309,719
Merrill Lynch Mtg. Trust Series 2005-LC1, Class AM 5.26% due 01/12/44(1)(2)	529,000	527,709
Merrill Lynch Mtg. Trust Series 2006-C1, Class AM 5.66% due 05/12/39(1)(2)	1,105,000	1,130,807
Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2006-4, Class AM 5.20% due 12/12/49(1)(2)	1,310,000	1,287,512
Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/48(2)	4,500,000	4,482,836

Morgan Stanley Capital I Series 1998-HF2, Class X 0.54% due 11/15/30*(1)(2)(9)	17,445,685	199,584
Morgan Stanley Capital I Series 2005-HQ5, Class A4 5.17% due 01/14/42(2)	381,582	377,883
Multi-Family Capital Access One, Inc. Series 1, Class A 6.65% due 01/15/24(2)	170,160	172,010
RAAC Series Series 2004-SP3, Class AI3 4.97% due 09/25/34(1)(2)	425,000	417,535
Residential Asset Mtg. Products, Inc. Series 2005-RS1, Class AI3 4.11% due 01/25/35	438,193	433,972
Residential Funding Mtg. Securities I, Inc. Series 2005-HS2, Class AI3 5.32% due 12/25/35(1)	669,000	664,571
Spirit Master Funding LLC Series 2005-1, Class A1 5.05% due 07/20/23*(2)(7)	830,808	802,162
Structured Asset Securities Corp. Series 2005-4XS, Class 1A2B 4.67% due 03/25/35	1,346,852	1,333,401
TIAA Real Estate CDO, Ltd. Series 1999-1, Class A 7.17% due 01/15/32*(2)(7)	330,013	329,899
Wachovia Bank Commercial Mtg. Trust Series 2005-C18, Class A4 4.94% due 04/15/42(2)	1,440,000	1,403,221
Wachovia Bank Commercial Mtg. Trust Series 2005-C17, Class A4 5.08% due 03/15/42(1)(2)	964,051	947,818
Wachovia Bank Commercial Mtg. Trust Series 2005-C21, Class AM 5.20% due 10/15/44(1)(2)	694,000	689,865
Wachovia Bank Commercial Mtg. Trust Series 2005-C22, Class AM 5.32% due 12/15/44(1)(2)	837,000	835,328
Wachovia Bank Commercial Mtg. Trust Series 2006-C29, Class AM 5.34% due 11/15/48(2)	1,280,000	1,269,090
Wachovia Bank Commercial Mtg. Trust Series 2006-C23, Class AM 5.47% due 01/15/45(1)(2)	1,133,000	1,136,053
Wachovia Bank Commercial Mtg. Trust Series 2006-C28, Class AM 5.60% due 10/15/48(1)(2)	1,300,000	1,323,049
Wachovia Bank Commercial Mtg. Trust Series 2006-C27, Class AM 5.80% due 07/15/45(1)(2)	810,000	829,989
Wachovia Bank Commercial Mtg. Trust Series 2006-C26, Class AM 5.96% due 06/15/45(1)(2)	830,000	865,632
Wachovia Bank Commercial Mtg. Trust Series 2007-C30, Class H 5.83% due 12/15/43*(1)(2)	1,020,000	984,284
Wachovia Bank Commercial Mtg. Trust, Series 2005-C16, Class A4 4.85% due 10/15/41(1)(2)	950,000	922,218

		50,464,284

TOTAL ASSET BACKED SECURITIES (cost $55,367,872)		54,772,201

Corporate Bonds & Notes — 7.1%

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.1%
Johnson Controls, Inc. Senior Notes 5.50% due 01/15/16	780,000	773,557

BANKS-COMMERCIAL — 0.1%
UBS AG Sub. Notes 5.88% due 07/15/16	810,000	844,344

BANKS-MONEY CENTER — 0.0%
HBOS Capital Funding LP Company Guar. Bonds 6.07% due 06/30/14*(3)(4)	423,000	432,829

BANKS-SUPER REGIONAL — 0.6%
Bank of America Corp. Sub. Notes 5.49% due 03/15/19*	1,000,000	992,097
Bank of America NA Senior Sub. Notes 5.30% due 03/15/17	740,000	731,557
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	600,000	605,209
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	1,865,000	1,853,711
Wells Fargo Bank NA Sub. Notes 4.75% due 02/09/15	1,513,000	1,460,401
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	1,350,000	1,391,854

		7,034,829

BREWERY — 0.1%
Miller Brewing Co. Notes 5.50% due 08/15/13*	1,623,000	1,629,286

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.1%
CRH America, Inc. Notes 6.95% due 03/15/12	687,000	730,473

CABLE TV — 0.1%
Cox Communications, Inc. Notes 4.63% due 06/01/13	985,000	941,702

CELLULAR TELECOM — 0.0%
Cingular Wireless LLC Senior Notes 6.50% due 12/15/11	326,000	344,184

COMMERCIAL SERVICES-FINANCE — 0.1%
The Western Union Co. Senior Notes 5.40% due 11/17/11	1,210,000	1,210,450

CONSUMER PRODUCTS-MISC. — 0.1%
Fortune Brands, Inc. Notes 5.13% due 01/15/11	808,000	800,498

DIVERSIFIED FINANCIAL SERVICES — 0.1%
General Electric Capital Corp. Notes 5.45% due 01/15/13	203,000	205,631
General Electric Capital Corp. Notes 6.75% due 03/15/32	1,074,000	1,222,837
General Electric Capital Corp. Debentures 8.75% due 05/21/07	109,000	109,176

		1,537,644

DRUG DELIVERY SYSTEMS — 0.1%
Hospira, Inc. Senior Notes 5.55% due 03/30/12	310,000	311,692
Hospira, Inc. Senior Notes 6.05% due 03/30/17	1,046,000	1,056,767

		1,368,459

ELECTRIC-GENERATION — 0.0%
System Energy Resources, Inc. Sec. Bonds 5.13% due 01/15/14*	354,121	346,624

ELECTRIC-INTEGRATED — 0.8%
Dominion Resources, Inc. Senior Notes 5.15% due 07/15/15	824,000	808,292
Entergy Louisiana LLC Bonds 8.09% due 01/02/17	187,287	193,762
Exelon Generation Co. LLC Senior Notes 6.95% due 06/15/11	1,008,000	1,062,398
FirstEnergy Corp. Notes 6.45% due 11/15/11	1,339,000	1,404,365
Midamerican Energy Holdings Co. Senior Notes 3.50% due 05/15/08	411,000	403,653
Midamerican Energy Holdings Co. Senior Notes 5.88% due 10/01/12	340,000	351,074
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	685,000	696,263
Midamerican Funding LLC Sec. Notes 6.93% due 03/01/29	166,000	186,755
Pacific Gas & Electric Co. Notes 4.80% due 03/01/14	210,000	203,918
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/37	310,000	305,472
Progress Energy, Inc. Senior Notes 7.10% due 03/01/11	503,000	537,245
PSEG Power LLC Company Guar. Notes 5.50% due 12/01/15	409,000	404,581
PSEG Power LLC Company Guar. Notes 6.95% due 06/01/12	313,000	334,765
TXU Electric Delivery Co. Debentures 7.00% due 09/01/22	985,000	1,063,754
TXU Energy Co. Senior Notes 7.00% due 03/15/13	948,000	987,089

		8,943,386

FINANCE-COMMERCIAL — 0.0%
CIT Group, Inc. Jr. Sub. Notes 6.10% due 03/15/67(5)	90,000	86,703

FINANCE-CONSUMER LOANS — 0.1%
HSBC Finance Corp. Sr.Notes 5.25% due 01/14/11	725,000	725,423

FINANCE-CREDIT CARD — 0.2%
American Express Co. Senior Notes 5.50% due 09/12/16	1,210,000	1,224,710
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	720,000	730,800

		1,955,510

FINANCE-INVESTMENT BANKER/BROKER — 0.7%
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	1,729,000	1,691,802
Credit Suisse First Boston USA, Inc. Notes 4.13% due 01/15/10	729,000	713,799

Credit Suisse First Boston USA, Inc. Notes 4.88% due 08/15/10	608,000	605,936
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	1,126,000	1,120,961
Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16	193,000	193,246
Lehman Brothers Holdings, Inc. Notes 8.25% due 06/15/07	513,000	514,661
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	741,000	763,821
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	710,000	705,341
Morgan Stanley Senior Notes 5.75% due 10/18/16	660,000	668,996
Morgan Stanley Notes 6.75% due 04/15/11	664,000	702,025
UBS Preferred Funding Trust V 6.24% due 05/15/16(5)	1,060,000	1,095,619

		8,776,207

FINANCE-MORTGAGE LOAN/BANKER — 0.2%
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	906,000	915,251
Residential Capital LLC Company Guar. Notes 6.88% due 06/30/15	1,110,000	1,124,005

		2,039,256

HEALTH CARE COST CONTAINMENT — 0.1%
McKesson Corp. Senior Notes 5.70% due 03/01/17	620,000	619,028

HOTELS/MOTELS — 0.1%
Marriott International, Inc. Senior Notes 6.20% due 06/15/16	1,040,000	1,068,312
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16*	593,000	588,289

		1,656,601

INSURANCE-MULTI-LINE — 0.1%
Metlife, Inc. Jr. Sub. Notes 6.40% due 12/15/36	800,000	798,450
MetLife, Inc. Senior Notes 6.50% due 12/15/32	272,000	291,189
The Allstate Corp. Senior Notes 5.55% due 05/09/35	83,000	78,818
The Allstate Corp. Senior Notes 6.13% due 12/15/32	604,000	617,049

		1,785,506

INSURANCE-PROPERTY/CASUALTY — 0.1%
Chubb Corp. Jr. Sub. Notes 6.38% due 03/29/37(5)	1,210,000	1,224,590

MACHINE TOOLS & RELATED PRODUCTS — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12	710,000	762,483

MEDICAL PRODUCTS — 0.1%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	816,000	843,104

MEDICAL-DRUGS — 0.1%
Allergan, Inc. Senior Notes 5.75% due 04/01/16	800,000	817,853

MEDICAL-HOSPITALS — 0.0%
HCA, Inc. Senior Notes 8.75% due 09/01/10	165,000	174,694

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.1%
Cardinal Health, Inc. Senior Notes 5.85% due 12/15/17	638,000	638,451

MULTIMEDIA — 0.2%
News America Holdings, Inc. Company Guar. Debentures 8.50% due 02/23/25	444,000	537,926
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	240,000	235,511
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	700,000	854,404
The Walt Disney Co. Senior Notes 5.63% due 09/15/16	696,000	710,936

		2,338,777

NETWORKING PRODUCTS — 0.1%
Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16	700,000	703,818

NON-HAZARDOUS WASTE DISPOSAL — 0.1%
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	601,000	637,746

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.3%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	420,000	423,262
Ocean Energy, Inc. Company Guar. Notes 4.38% due 10/01/07	600,000	597,163
Ocean Energy, Inc. Company Guar. Notes 7.25% due 10/01/11	748,000	802,229
Pemex Project Funding Master Trust Company Guar. Notes 8.63% due 02/01/22	120,000	151,320
XTO Energy, Inc. Senior Notes 5.65% due 04/01/16	1,040,000	1,040,661

		3,014,635

OIL REFINING & MARKETING — 0.1%
Valero Energy Corp. Senior Notes 6.88% due 04/15/12	1,065,000	1,136,128

OIL-FIELD SERVICES — 0.0%
Halliburton Co. Senior Notes 5.50% due 10/15/10	372,000	376,651

PAPER & RELATED PRODUCTS — 0.0%
MeadWestvaco Corp. Company Guar. Debentures 6.80% due 11/15/32	333,000	320,151

PIPELINES — 0.2%
CenterPoint Energy Resources Corp. Senior Notes 7.88% due 04/01/13	652,000	728,154
Kinder Morgan Energy Partners LP Notes 5.13% due 11/15/14	217,000	211,344
Kinder Morgan Energy Partners LP Senior Notes 6.75% due 03/15/11	794,000	835,623
Kinder Morgan Energy Partners LP Notes 7.40% due 03/15/31	110,000	121,055
Kinder Morgan Energy Partners LP Bonds 7.75% due 03/15/32	212,000	241,280
Spectra Energy Capital LLC Senior Notes 8.00% due 10/01/19	708,000	814,900

		2,952,356

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Boston Properties LP Senior Notes 5.00% due 06/01/15	147,000	142,636
HRPT Properties Trust Senior Notes 6.25% due 08/15/16	988,000	1,028,343
Kimco Realty Corp. Senior Notes 6.00% due 11/30/12	750,000	777,257
Prologis Senior Notes 5.75% due 04/01/16	970,000	988,167
Simon Property Group LP Notes 5.10% due 06/15/15	1,142,000	1,115,261
Simon Property Group LP Notes 5.88% due 03/01/17	673,000	691,390
Vornado Realty LP Notes 4.75% due 12/01/10	500,000	489,550
Vornado Realty LP Notes 5.63% due 06/15/07	2,023,000	2,022,488

		7,255,092

REAL ESTATE MANAGEMENT/SERVICES — 0.1%
Socgen Real Estate Co. LLC Bonds 7.64% due 09/30/07*(3)(4)	1,051,000	1,060,996

RETAIL-APPAREL/SHOE — 0.1%
Limited Brands, Inc. Senior Notes 5.25% due 11/01/14	1,034,000	989,510

RETAIL-BUILDING PRODUCTS — 0.1%
Home Depot, Inc. Senior Notes 5.40% due 03/01/16	688,000	673,778

RETAIL-DISCOUNT — 0.1%
Wal-Mart Stores, Inc. Bonds 5.25% due 09/01/35	1,003,000	917,548

RETAIL-DRUG STORE — 0.1%
CVS Caremark Corp. Senior Notes 5.75% due 08/15/11	420,000	427,924
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	610,000	632,430

		1,060,354

RETAIL-REGIONAL DEPARTMENT STORES — 0.0%
Federated Retail Holdings, Inc. Company Guar. Notes 5.35% due 03/15/12	260,000	259,870

SOVEREIGN AGENCY — 0.0%
Financing Corp. Bonds 9.65% due 11/02/18	235,000	328,308

SPECIAL PURPOSE ENTITIES — 0.1%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	1,009,000	989,645

Fund American Cos., Inc. Notes 5.88% due 05/15/13	484,000	484,948
Natexis Ambs Co. LLC Jr. Sub. Bonds 8.44% due 06/30/08*(4)(5)	215,000	222,479

		1,697,072

TELEPHONE-INTEGRATED — 0.3%
BellSouth Corp. Senior Notes 6.55% due 06/15/34	662,000	690,035
SBC Communications, Inc. Notes 6.15% due 09/15/34	844,000	847,937
Verizon New York, Inc. Debentures 6.88% due 04/01/12	1,848,000	1,952,205

		3,490,177

TELEVISION — 0.1%
CBS Corp. Company Guar. Notes 6.63% due 05/15/11	832,000	868,783
Hearst-Argyle Television, Inc. Debentures 7.50% due 11/15/27	800,000	825,500

		1,694,283

TRANSPORT-RAIL — 0.2%
Burlington Northern Santa Fe Corp. Notes 5.65% due 05/01/17	1,230,000	1,235,495
CSX Corp. Senior Notes 6.75% due 03/15/11	318,000	333,763
CSX Corp. Debentures 7.90% due 05/01/17	640,000	736,137
Union Pacific Corp. Senior Notes 6.13% due 01/15/12	227,000	234,502

		2,539,897

TOTAL CORPORATE BONDS & NOTES (cost $81,974,198)		82,490,821

Foreign Corporate Bonds & Notes — 1.4%

BANKS-COMMERCIAL — 0.3%
Nordea Bank AB Bonds 5.42% due 04/20/15*(3)(4)	467,000	458,829
UniCredito Italiano Capital Trust Bank Guar. Notes 9.20% due 10/05/10*(3)(4)	1,112,000	1,248,767
Woori Bank Sub. Debentures 6.13% due 05/03/16*(3)(4)	1,480,000	1,516,754

		3,224,350

BANKS-MONEY CENTER — 0.1%
DBS Capital Funding Corp. Company Guar. Sr. Notes 7.66% due 03/15/11*(3)(4)	669,000	724,845

BEVERAGES-WINE/SPIRITS — 0.1%
Diageo Finance BV Company Guar. Bonds 5.50% due 04/01/13	970,000	975,814

DIVERSIFIED MINERALS — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 01/23/17	870,000	892,188

ELECTRIC-DISTRIBUTION — 0.1%
Hydro-Quebec Co. Local Government Guar. Notes 6.30% due 05/11/11	1,620,000	1,699,699

FINANCE-LEASING COMPANY — 0.1%
ORIX Corp. Notes 5.48% due 11/22/11	1,200,000	1,206,863

INSURANCE-MULTI-LINE — 0.1%
ING Groep NV Bonds 5.78% due 12/08/15(3)(4)	1,270,000	1,265,249

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.1%
Nexen, Inc. Bonds 5.88% due 03/10/35	850,000	804,471
Ras Laffan Liquefied Natural Gas Co., Ltd. III Company Guar. Senior Notes 5.83% due 09/30/16*	530,000	537,945

		1,342,416

SPECIAL PURPOSE ENTITIES — 0.2%
Mizuho Capital Investment 1, Ltd. Sub. Notes 6.69% due 06/30/16*(3)(4)	1,190,000	1,222,300
MUFG Capital Finance 1, Ltd. Bank Guar. Notes 6.35% due 07/25/16(3)(4)	758,000	774,175
UFJ Finance Aruba AEC Bank Guar. Notes 6.75% due 07/15/13	725,000	781,430

		2,777,905

TELEPHONE-INTEGRATED — 0.2%
Deutsche Telekom International Finance BV Senior Notes 5.75% due 03/23/16	1,099,000	1,103,474
Telecom Italia Capital Company Guar. Notes 5.25% due 11/15/13	343,000	335,949
Telefonica Emisones SAU Company Guar. Notes 7.05% due 06/20/36	650,000	697,403

Telefonica Europe BV Company Guar. Bonds 7.75% due 09/15/10	350,000	377,029

		2,513,855

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $16,468,951)		16,623,184

Foreign Government Agencies — 0.3%

REGIONAL AUTHORITY — 0.1%
Province of Ontario Canada Bonds 5.00% due 10/18/11	1,210,000	1,217,364

SOVEREIGN — 0.2%
AID-Egypt U.S. Govt. Guar. Notes 4.45% due 09/15/15	785,000	761,352
State of Israel Bonds 4.63% due 06/15/13	658,000	635,017
United Mexican States Notes 5.63% due 01/15/17	486,000	493,533
United Mexican States Notes 6.38% due 01/16/13	547,000	577,906
United Mexican States Notes 6.63% due 03/03/15	48,000	52,032
United Mexican States Notes 6.75% due 09/27/34	372,000	414,780

		2,934,620

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $4,149,262)		4,151,984

U.S. Government Agencies — 14.2%

FEDERAL HOME LOAN BANK — 0.1%
3.90% due 02/25/08	570,000	564,365

FEDERAL HOME LOAN MTG. CORP. — 3.5%
4.50% due 08/01/18	995,312	966,540
4.50% due 11/01/18	1,301,236	1,263,620
4.50% due 01/01/19	867,022	841,959
4.50% due 03/01/19	83,435	81,010
4.50% due 08/01/19	58,010	56,279
4.50% due 02/01/20	371,954	360,853
4.50% due 04/01/35	764,981	720,764
5.00% due 03/01/18	578,337	571,601
5.00% due 05/01/18	674,974	667,113
5.00% due 09/01/18	365,769	361,508
5.00% due 02/01/19	936,930	925,026
5.00% due 08/01/20	383,113	377,898
5.00% due 09/01/33	2,117,816	2,052,100
5.00% due 11/01/33	1,019,235	987,608
5.00% due 03/01/34	507,187	491,084
5.00% due 04/01/34	271,697	263,071
5.00% due 05/01/35	324,262	313,682
5.00% due 07/01/35	1,180,793	1,142,265
5.00% due 08/01/35	1,067,002	1,032,186
5.00% due 09/01/35	492,628	476,554
5.00% due 10/01/35	2,891,545	2,797,197
5.50% due 01/01/19	510,954	512,333
5.50% due 04/01/19	34,054	34,172
5.50% due 06/01/19	24,754	24,821
5.50% due 07/01/19	269,763	270,492
5.50% due 12/01/20	146,507	146,785
5.50% due 03/01/21	364,457	364,969
5.50% due 10/01/24	448,202	446,445
5.50% due 06/01/25	729,377	726,026
5.50% due 07/01/25	344,945	343,360
5.50% due 08/01/25	534,308	531,853
5.50% due 09/01/25	509,721	507,380
5.50% due 05/01/33	1,569,192	1,555,846
5.50% due 12/01/33	369,210	366,070
5.50% due 01/01/34	1,529,001	1,515,997
5.50% due 04/01/34	186,513	184,824
5.50% due 11/01/34	110,799	109,795
5.50% due 05/01/35	93,322	92,402
5.50% due 07/01/35	1,039,850	1,029,615
5.50% due 08/01/35	722,653	715,559
5.50% due 09/01/35	269,541	266,884
5.50% due 10/01/35	878,337	869,680
5.50% due 06/01/36	635,124	628,267
6.00% due 04/01/16	98,059	99,803
6.00% due 04/01/17	165,326	168,271
6.00% due 07/01/17	89,445	91,039
6.00% due 10/01/17	122,320	124,499
6.00% due 08/01/19	760,892	773,849
6.00% due 09/01/19	168,751	171,625
6.00% due 11/01/19	272,026	276,807
6.00% due 05/01/21	249,831	253,984
6.00% due 10/01/21	452,313	459,832
6.00% due 02/01/23	622,146	633,194
6.00% due 12/01/25	238,930	242,046
6.00% due 02/01/26	252,707	256,003
6.00% due 04/01/34	146,533	148,124
6.00% due 07/01/34	954,901	965,269
6.00% due 08/01/34	2,099,950	2,122,751
6.00% due 09/01/34	185,151	187,161
6.00% due 07/01/35	357,820	361,045
6.00% due 08/01/35	312,738	315,556
6.00% due 10/01/35	355,263	358,260
6.00% due 03/01/36	337,890	340,732
6.00% due 07/01/36	1,091,177	1,099,876
6.00% due 10/01/36	583,374	589,708
6.00% due 01/01/37	528,937	533,386
6.00% due 03/01/37	842,801	849,879
6.50% due 05/01/34	109,548	112,521
6.50% due 06/01/34	162,041	166,438
6.50% due 08/01/34	630,333	647,442
6.50% due 10/01/34	383,113	394,920
6.50% due 11/01/34	15,026	15,434

		40,752,947

FEDERAL NATIONAL MTG. ASSOC. — 9.5%
4.01% due 08/01/13	85,433	81,238
4.02% due 08/01/13	274,454	261,407

4.50% due 04/01/18	689,939	669,797
4.50% due 06/01/18	805,584	782,066
4.50% due 07/01/18	527,354	511,958
4.50% due 03/01/19	657,370	637,525
4.50% due 04/01/20	638,066	618,803
4.50% due 05/01/20	214,803	208,013
4.50% due 07/01/20	209,430	203,107
4.50% due 02/01/35	291,013	273,774
4.50% due 03/01/35	1,216,460	1,143,710
4.52% due 05/01/14	687,371	668,847
4.63% due 04/01/14	211,140	205,919
4.67% due 04/01/13	85,721	84,228
4.76% due 10/01/15	175,267	171,174
4.82% due 12/01/12	700,802	693,885
4.84% due 08/01/14	656,968	650,101
4.87% due 02/01/14	323,128	320,809
4.88% due 03/01/20	171,706	169,944
4.93% due 05/01/15	1,315,003	1,306,041
4.94% due 08/01/15	200,000	196,220
4.98% due 09/01/15	117,546	116,991
5.00% due 02/01/18	2,610,405	2,581,223
5.00% due 11/01/18	955,532	944,380
5.00% due 07/01/19	621,526	613,628
5.00% due 09/01/19	321,405	317,321
5.00% due 11/01/19	793,249	783,169
5.00% due 03/01/20	777,119	766,539
5.00% due 05/01/20	312,843	308,584
5.00% due 07/01/20	415,060	409,410
5.00% due 11/01/33	689,593	667,892
5.00% due 03/01/34	891,322	863,140
5.00% due 05/01/34	282,030	272,995
5.00% due 06/01/34	203,731	197,204
5.00% due 08/01/34	305,468	295,681
5.00% due 09/01/34	789,124	763,842
5.00% due 11/01/34	179,050	173,314
5.00% due 12/01/34	183,722	177,836
5.00% due 03/01/35	500,935	485,453
5.00% due 06/01/35	1,862,564	1,801,261
5.00% due 07/01/35	4,539,909	4,390,485
5.00% due 08/01/35	1,034,304	1,000,262
5.00% due 10/01/35	423,114	409,187
5.37% due 02/01/13	296,243	299,161
5.50% due 11/01/17	605,246	607,636
5.50% due 01/01/18	859,465	862,859
5.50% due 02/01/18	512,361	514,152
5.50% due 07/01/19	1,283,544	1,287,024
5.50% due 08/01/19	315,771	316,627
5.50% due 09/01/19	662,318	664,114
5.50% due 11/01/19	109,905	110,203
5.50% due 12/01/19	189,239	189,752
5.50% due 01/01/21	412,840	413,589
5.50% due 05/01/25	443,277	441,261
5.50% due 06/01/25	302,780	301,403
5.50% due 02/01/33	924,253	916,427
5.50% due 03/01/33	516,098	511,728
5.50% due 06/01/33	1,143,872	1,134,188
5.50% due 07/01/33	4,629,828	4,590,628
5.50% due 11/01/33	1,344,494	1,333,110
5.50% due 12/01/33	234,448	232,463
5.50% due 01/01/34	834,986	827,916
5.50% due 02/01/34	1,684,735	1,670,255
5.50% due 03/01/34	132,192	131,031
5.50% due 04/01/34	519,492	514,844
5.50% due 05/01/34	1,417,541	1,404,628
5.50% due 06/01/34	262,602	260,210
5.50% due 07/01/34	2,435,684	2,413,495
5.50% due 08/01/34	759,355	752,438
5.50% due 09/01/34	3,521,394	3,489,318
5.50% due 10/01/34	3,182,980	3,153,984
5.50% due 11/01/34	6,139,729	6,083,801
5.50% due 12/01/34	2,749,301	2,724,257
5.50% due 01/01/35	3,490,172	3,458,379
5.50% due 02/01/35	639,146	633,026
5.50% due 03/01/35	1,780,968	1,763,486
5.50% due 04/01/35	635,450	629,213
5.50% due 08/01/35	1,275,750	1,263,922
5.50% due 09/01/35	1,984,453	1,964,974
5.50% due 10/01/35	532,433	527,206
5.50% due 12/01/35	1,366,134	1,352,724
5.50% due 04/01/36	891,777	883,023
5.50% due 03/01/37	1,267,410	1,253,727
6.00% due 05/15/08	898,000	906,269
6.00% due 01/01/17	688,024	700,052
6.00% due 08/01/17	433,052	440,617
6.00% due 03/01/18	105,484	107,326
6.00% due 11/01/18	937,281	953,669
6.00% due 01/01/21	320,456	325,699
6.00% due 05/01/21	462,501	470,068
6.00% due 11/01/25	333,226	337,380
6.00% due 04/01/34	1,104,508	1,115,907
6.00% due 05/01/34	921,039	930,544
6.00% due 06/01/34	2,416,935	2,441,880
6.00% due 07/01/34	1,381,581	1,395,840
6.00% due 08/01/34	1,791,824	1,810,317
6.00% due 09/01/34	650,761	657,478
6.00% due 10/01/34	1,679,330	1,696,858
6.00% due 11/01/34	232,745	235,148
6.00% due 12/01/34	79,310	80,129
6.00% due 08/01/35	279,237	281,592
6.00% due 10/01/35	158,225	159,559
6.00% due 12/01/35	889,264	896,764
6.00% due 02/01/36	1,662,674	1,676,501
6.00% due 03/01/36	659,639	664,776
6.00% due 04/01/36	753,845	759,715
6.00% due 06/01/36	247,535	249,623
6.00% due 12/01/36	441,698	445,137
6.00% due 01/01/37	557,159	561,490
6.00% due 02/01/37	649,183	654,229
6.00% due 03/01/37	462,553	466,149
6.33% due 03/01/11	134,898	139,113
6.50% due 06/01/31	356,530	367,634
6.50% due 07/01/31	122,262	126,070
6.50% due 09/01/31	403,918	416,498
6.50% due 02/01/32	411,020	423,821
6.50% due 07/01/32	883,591	910,780
6.50% due 08/01/32	642,684	662,295
6.50% due 01/01/33	428,602	441,681
6.50% due 04/01/34	87,539	89,875

6.50% due 06/01/34	130,191	133,665
6.50% due 08/01/34	507,384	520,925
6.50% due 03/01/36	246,846	252,051
6.50% due 05/01/36	366,050	373,770
6.50% due 02/01/37	1,022,189	1,043,731
6.63% due 09/15/09	2,374,000	2,469,081
6.63% due 11/15/10	1,120,000	1,186,349
7.50% due 02/01/30	48,719	51,105
7.50% due 03/01/31	110,591	115,705
7.50% due 01/01/32	93,894	98,236

		111,323,646

GOVERNMENT NATIONAL MTG. ASSOC. — 0.7%
4.50% due 07/20/33	83,259	78,572
4.50% due 09/20/33	518,745	489,541
4.50% due 12/20/34	158,806	149,772
5.00% due 07/20/33	128,384	124,563
5.00% due 06/15/34	436,559	425,056
5.00% due 10/15/34	262,386	255,444
5.50% due 11/15/32	604,082	601,675
5.50% due 05/15/33	2,797,770	2,786,567
5.50% due 08/15/33	263,256	262,202
5.50% due 10/15/35	173,339	172,513
6.00% due 09/15/32	771,242	783,947
6.00% due 04/15/33	563,931	572,878
6.00% due 02/15/34	288,374	292,649
6.00% due 07/15/34	289,365	293,655
6.00% due 09/15/34	303,849	308,354
6.00% due 02/20/35	359,841	364,520
6.00% due 04/20/35	149,446	151,389
6.50% due 11/20/35	269,057	276,306
6.50% due 02/20/36	183,097	187,918

		8,577,521

SMALL BUSINESS ADMINISTRATION — 0.4%
Small Business Administration Pass Through Series 2005-20L, Class 1 5.39% due 12/01/25(2)	506,683	512,546
Small Business Administration Participation Certificates Series 2003-20G, Class 1 4.35% due 07/01/23(2)	145,377	139,522
Small Business Administration Participation Certificates Series 2004-20D, Class 1 4.77% due 04/01/24(2)	396,834	389,385
Small Business Administration Participation Certificates Series 2005-20C, Class 1 4.95% due 03/01/25(2)	1,015,440	995,564
Small Business Administration Participation Certificates Series 2004-20I, Class 1 4.99% due 09/01/24(2)	591,615	588,265
Small Business Administration Participation Certificates Pass Through Series 2005-20J, Class 1 5.09% due 10/01/25(2)	548,672	547,373
Small Business Administration Participation Certificates Series 2004-20E, Class 1 5.18% due 05/01/24(2)	681,707	684,852
Small Business Administration Participation Certificates Series 2004-20F, Class 1 5.52% due 06/01/24(2)	1,008,438	1,025,071

		4,882,578

TOTAL U.S. GOVERNMENT AGENCIES (cost $167,959,609)		166,101,057

U.S. Government Treasuries — 10.1%

UNITED STATES TREASURY BONDS — 2.0%
4.50% due 02/15/36	1,052,000	997,592
5.38% due 02/15/31	9,857,000	10,557,773
6.00% due 02/15/26	3,317,000	3,766,092
6.25% due 08/15/23	611,000	704,512
6.75% due 08/15/26	4,591,000	5,648,004
8.00% due 11/15/21	318,000	421,822
10.38% due 11/15/12	678,000	697,042

		22,792,837

UNITED STATES TREASURY NOTES — 8.1%
3.13% due 10/15/08	12,812,000	12,519,733
3.13% due 04/15/09	8,500,000	8,264,924
3.50% due 11/15/09	6,515,000	6,351,109
3.88% due 02/15/13	993,000	960,960
4.25% due 01/15/10	3,502,191	3,718,752
4.25% due 11/15/13	2,951,000	2,902,007
4.38% due 05/15/07	728,000	727,773
4.75% due 11/15/08	5,565,000	5,565,868
4.75% due 05/15/14	829,000	837,905
5.13% due 06/30/11	1,041,000	1,065,033
5.50% due 02/15/08	4,439,000	4,455,646
5.63% due 05/15/08	24,918,000	25,094,170
6.50% due 02/15/10	16,348,000	17,174,980
United States Treasury Notes TIPS 2.38% due 01/15/17	1,362,042	1,383,271
United States Treasury Notes TIPS 2.00% due 01/15/14	4,214,063	4,178,340

		95,200,471

TOTAL U.S. GOVERNMENT TREASURIES (cost $117,801,750)		117,993,308

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $1,019,601,211)		1,140,287,816

Short-Term Investment Securities — 1.9%

COMMERCIAL PAPER — 1.9%
American Express Credit Corp. 5.29% due 05/01/07 (cost $22,179,000)		22,179,000	22,179,000

TOTAL INVESTMENTS (cost $1,041,780,211) (6)	99.5%		1,162,466,816
Other assets less liabilities	0.5		5,394,091

NET ASSETS	100.0%		$1,167,860,907

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2007, the aggregate value of these securities was $17,417,289 representing 1.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Variable Rate Security — the rate reflected is as of April 30, 2007, maturity date reflects the stated maturity date.

(2)	Collateralized Mortgaged Obligation

(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of April 30, 2007.

(4)	Perpetual maturity — maturity date reflects the next call date.

(5)	Variable Rate Security — the rate reflected is as of April 30, 2007, maturity date reflects next reset date.

(6)	See Note 4 for cost of investments on a tax basis
(7)	Fair valued Security; see Note 1

(8)	Security was valued using fair value procedures at April 30, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(9)	Interest only

ADR	— American Depository Receipt

TIPS	Treasury Inflation Protected Securities

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
TELECOM UTILITY PORTFOLIO
Portfolio of Investments – April 30, 2007
(unaudited)

Common Stock — 86.4%	Shares/ Principal Amount	Value (Note 1)

ADVERTISING SERVICES — 0.3%
R.H. Donnelley Corp.	2,500	$195,225

BROADCAST SERVICES/PROGRAM — 0.8%
Grupo Televisa SA ADR	18,100	507,705

CABLE TV — 4.3%
Cablevision Systems Corp., Class A	7,700	252,406
Comcast Corp., Class A†	29,700	784,080
Rogers Communications, Inc.	15,500	594,220
Time Warner Cable, Inc. Class A†	27,900	1,027,278

		2,657,984

CELLULAR TELECOM — 5.7%
America Movil SA de CV, Series L ADR	14,300	751,179
Cellcom Israel, Ltd.	43,200	862,704
Dobson Communications Corp., Class A†	57,500	523,825
Hutchison Telecommunications International, Ltd.(2)	95,000	195,823
Leap Wireless International, Inc.†	1,300	99,229
MetroPCS Communications, Inc.	5,200	145,860
Millicom International Cellular SA†	200	16,250
Mobile TeleSystems ADR	2,100	115,710
Vodafone Group PLC(2)	281,198	800,457

		3,511,037

ELECTRIC-GENERATION — 0.6%
The AES Corp.†	16,100	354,039

ELECTRIC-INTEGRATED — 27.6%
American Electric Power Co., Inc.	30,000	1,506,600
CMS Energy Corp.†	58,400	1,081,568
Constellation Energy Group, Inc.	17,700	1,577,424
Dominion Resources, Inc.	7,800	711,360
DPL, Inc.	21,700	680,295
DTE Energy Co.	9,600	485,664
E.ON AG(2)	10,469	1,575,817
Edison International	21,300	1,115,055
Enersis SA/Chile ADR	32,300	611,762
Entergy Corp.	2,900	328,106
Exelon Corp.	5,500	414,755
FirstEnergy Corp.	7,000	479,080
FPL Group, Inc.	18,500	1,190,845
Iberdrola SA	21,170	1,046,381
Iberdrola SA(London)(2)	4,021	199,251
International Power PLC(2)	71,000	620,326
Pepco Holdings, Inc.	11,100	327,672
PNM Resources, Inc.	5,450	296,916
Public Service Enterprise Group, Inc.	18,200	1,573,390
RWE AG(2)	8,562	905,213
Suez SA(2)	534	30,293
TXU Corp.	1,800	118,044
Unified Energy System GDR(2)	1,150	147,212

		17,023,029

ELECTRIC-TRANSMISSION — 1.4%
Red Electrica de Espana	18,979	868,906

ENERGY-ALTERNATE SOURCES — 0.5%
Covanta Holding Corp.†	12,700	311,658

GAS-DISTRIBUTION — 3.2%
AGL Resources, Inc.	12,400	539,896
Enagas(2)	45,342	1,094,972
Gaz de France(2)	7,075	331,010

		1,965,878

INDEPENDENT POWER PRODUCERS — 6.6%
Dynegy, Inc. Class A	10,900	102,569
Mirant Corp.†	26,000	1,166,620
NRG Energy, Inc.†	35,400	2,795,184

		4,064,373

MULTIMEDIA — 1.4%
News Corp.	23,500	526,165
Viacom, Inc., Class B†	8,400	346,500

		872,665

OIL & GAS DRILLING — 2.4%
GlobalSantaFe Corp.	14,300	914,199
Noble Corp.	7,000	589,470

		1,503,669

OIL COMPANIES-EXPLORATION & PRODUCTION — 3.1%
Anadarko Petroleum Corp.	2,000	93,320
Apache Corp.	3,900	282,750
Devon Energy Corp.	2,300	167,601
OAO Gazprom ADR	4,500	179,325
Talisman Energy, Inc.	30,600	580,625
Ultra Petroleum Corp.†	5,900	334,648
Venoco, Inc.†	13,100	249,162

		1,887,431

OIL COMPANIES-INTEGRATED — 0.8%
Total SA	6,617	488,544

OIL-FIELD SERVICES — 0.3%
Schlumberger, Ltd.	2,500	184,575

PIPELINES — 8.0%
El Paso Corp.	37,600	564,000
Equitable Resources, Inc.	29,200	1,518,692
Questar Corp.	4,000	388,520
Spectra Energy Corp.	20,100	524,610
Williams Cos., Inc.	64,800	1,911,600

		4,907,422

RADIO — 0.3%
Citadel Broadcasting Corp.†	20,600	189,108

TELECOM SERVICES — 6.7%
Embarq Corp.	12,700	762,508
Fairpoint Communications, Inc.	4,800	90,048
Global Crossing Ltd†	3,600	103,824
Neuf Cegetel(2)	2,126	86,315
NTELOS Holdings Corp.†	7,400	149,036
Orascom Telecom Holding SAE GDR(2)	8,200	549,381
Singapore Telecommunications, Ltd.(2)	136,000	294,380
Telenor ASA(2)	52,500	982,960
TELUS Corp.	13,500	721,281
Tim Participacoes SA ADR	11,800	425,508

		4,165,241

TELEPHONE-INTEGRATED — 11.7%
ALLTEL Corp.	5,200	325,988
AT&T, Inc.	45,000	1,742,400
Citizens Communications Co.	13,100	203,967
France Telecom SA(2)	6,235	181,759

Hellenic Telecommunications Organization SA†(2)	12,494	358,439
Koninklijke KPN NV(2)	7,085	120,006
Qwest Communications International, Inc.	114,400	1,015,872
Telecom Argentina SA ADR	13,300	300,048
Telecom Egypt	10,516	29,836
Telecom Egypt GDR	2,300	31,165
Telefonica SA(2)	41,576	927,396
Telekom Austria AG(2)	15,246	429,955
Verizon Communications, Inc.	25,000	954,500
Windstream Corp.	42,900	627,198

		7,248,529

WATER — 0.4%
Veolia Environnement(2)	2,754	227,405

WEB PORTALS/ISP — 0.2%
Iliad SA(2)	1,182	119,753

WIRELESS EQUIPMENT — 0.1%
American Tower Corp.†	800	30,400
Crown Castle International Corp.†	900	30,906

		61,306

TOTAL COMMON STOCK (cost $52,328,575)		53,315,482

Preferred Stock — 6.9%

CABLE TV — 0.5%
NET Servicos de Comunicacao SA	21,100	323,081

ELECTRIC-DISTRIBUTION — 1.0%
Eletropaulo Metropolitana de Sao Paulo SA Class B	11,240,000	579,958

ELECTRIC-GENERATION — 0.7%
AES Tiete SA	12,200,000	419,260

ELECTRIC-INTEGRATED — 2.6%
Entergy Corp. 7.63%	23,200	1,607,760

INDEPENDENT POWER PRODUCER — 1.5%
NRG Energy, Inc. 5.75%	2,750	937,200

PIPELINES — 0.6%
El Paso Corp. 4.99%	280	364,560

TOTAL PREFERRED STOCK (cost $4,336,188)		4,231,819

Convertible Bonds & Notes — 0.2%

ENERGY-ALTERNATE SOURCES — 0.1%
Covanta Holding Corp. Sr. Debentures 1.00% due 02/01/27	50,000	51,750

MINING — 0.1%
Peabody Energy Corp. Jr. Debenture 4.75% due 12/15/66	80,000	88,200

TOTAL CONVERTIBLE BONDS & NOTES (cost $139,950)		139,950

Corporate Bonds & Notes — 1.0%

ELECTRIC-INTEGRATED — 0.3%
TXU Energy Co. Senior Notes 7.00% due 03/15/13	160,000	167,000

ENERGY-ALTERNATE SOURCES — 0.3%
Mirant North America LLC Senior Notes 7.38% due 12/31/13	150,000	159,750

TELECOM SERVICES — 0.4%
Embarq Corp. Senior Notes 7.08% due 06/01/16	270,000	278,775

TOTAL CORPORATE BONDS & NOTES (cost $605,525)		605,525

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $57,410,238)		58,292,776

Short-Term Investment Securities — 2.2%

TIME DEPOSIT — 2.2%
Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 05/01/07 (cost $1,392,000)	1,392,000	1,392,000

TOTAL INVESTMENTS (cost $58,802,238) (1)	96.7%	59,684,776
Other assets less liabilities	3.3	2,027,672

NET ASSETS	100.0%	$61,712,448

†	Non-income producing security

ADR	American Depository Receipt

GDR	Global Depository Receipt

(1)	See Note 4 for cost of investments on a tax basis

(2)	Security was valued using fair value procedures at April 30, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EQUITY INDEX PORTFOLIO
Portfolio of Investments – April 30, 2007
(unaudited)

Common Stock — 98.6%	Shares/ Principal Amount	Value (Note 1)

ADVERTISING AGENCIES — 0.2%
Interpublic Group of Cos., Inc.†	1,311	$16,624
Omnicom Group, Inc.	520	54,449

		71,073

AEROSPACE/DEFENSE — 1.5%
Boeing Co.	2,230	207,390
General Dynamics Corp.	1,169	91,766
Lockheed Martin Corp.	1,026	98,640
Northrop Grumman Corp.	953	70,179
Raytheon Co.	1,254	67,139
Rockwell Collins, Inc.	497	32,638

		567,752

AEROSPACE/DEFENSE-EQUIPMENT — 0.6%
Goodrich Corp.	377	21,429
United Technologies Corp.	2,830	189,978

		211,407

AGRICULTURAL CHEMICALS — 0.3%
Monsanto Co.	1,610	94,974

AGRICULTURAL OPERATIONS — 0.2%
Archer-Daniels-Midland Co.	1,853	71,711

AIRLINES — 0.1%
Southwest Airlines Co.	2,265	32,503

APPAREL MANUFACTURERS — 0.3%
Coach, Inc.†	1,088	53,127
Jones Apparel Group, Inc.	343	11,453
Liz Claiborne, Inc.	318	14,221
Polo Ralph Lauren Corp.	89	8,198
VF Corp.	202	17,737

		104,736

APPLIANCES — 0.1%
Whirlpool Corp.	204	21,630

APPLICATIONS SOFTWARE — 2.1%
Citrix Systems, Inc.†	555	18,093
Compuware Corp†	914	9,021
Intuit, Inc.†	1,041	29,617
Microsoft Corp.	24,079	720,925

		777,656

ATHLETIC FOOTWEAR — 0.2%
NIKE, Inc., Class B	1,122	60,431

AUDIO/VIDEO PRODUCTS — 0.0%
Harman International Industries, Inc.	152	18,527

AUTO-CARS/LIGHT TRUCKS — 0.2%
Ford Motor Co†	5,326	42,821
General Motors Corp.	1,595	49,812

		92,633

AUTO-HEAVY DUTY TRUCKS — 0.2%
PACCAR, Inc.	767	64,413

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.1%
Johnson Controls, Inc.	552	56,486

BANKS-COMMERCIAL — 0.8%
BB&T Corp.	1,597	66,467
Commerce Bancorp, Inc.	433	14,480
Compass Bancshares, Inc.	270	18,409
First Horizon National Corp.	300	11,763
M&T Bank Corp.	240	26,722
Marshall & Ilsley Corp.	706	33,902
Regions Financial Corp.	2,056	72,145
Synovus Financial Corp.	983	31,023
Zions Bancorp	340	27,812

		302,723

BANKS-FIDUCIARY — 0.7%
Mellon Financial Corp.	1,368	58,728
Northern Trust Corp.	564	35,504
State Street Corp.	983	67,699
The Bank of New York Co., Inc.	2,270	91,890

		253,821

BANKS-SUPER REGIONAL — 4.8%
Bank of America Corp.	12,663	644,547
Comerica, Inc.	482	29,841
Fifth Third Bancorp	1,616	65,593
Huntington Bancshares, Inc.	322	7,142
KeyCorp.	1,231	43,922
National City Corp.	1,496	54,679
PNC Financial Services Group, Inc.	853	63,207
SunTrust Banks, Inc.	1,011	85,349
US Bancorp	4,957	170,273
Wachovia Corp.	5,375	298,527
Wells Fargo & Co.	9,520	341,673

		1,804,753

BEVERAGES-NON-ALCOHOLIC — 1.7%
Coca-Cola Co.	5,698	297,378
Coca-Cola Enterprises, Inc.	820	17,991
Pepsi Bottling Group, Inc.	420	13,780
PepsiCo, Inc.	4,630	305,997

		635,146

BEVERAGES-WINE/SPIRITS — 0.1%
Brown-Forman Corp., Class B	151	9,654
Constellation Brands, Inc., Class A†	630	14,118

		23,772

BREWERY — 0.3%
Anheuser-Busch Cos., Inc.	2,168	106,644
Molson Coors Brewing Co., Class B	138	13,011

		119,655

BROADCAST SERVICES/PROGRAM — 0.1%
Clear Channel Communications, Inc.	1,430	50,665

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.2%
Masco Corp.	1,155	31,428
Vulcan Materials Co.	265	32,772

		64,200

BUILDING PRODUCTS-AIR & HEATING — 0.1%
American Standard Cos., Inc.	554	30,503

BUILDING-RESIDENTIAL/COMMERICAL — 0.2%
Centex Corp.	343	15,356
D.R. Horton, Inc.	828	18,365
KB Home Corp.	230	10,145
Lennar Corp., Class A	425	18,152
Pulte Homes, Inc.	661	17,781

		79,799

CABLE TV — 0.7%
Comcast Corp., Class A†	8,964	238,980

The DIRECTV Group, Inc.†	1,669	39,789

		278,769

CASINO HOTEL — 0.1%
Harrah’s Entertainment, Inc.	538	45,891

CASINO SERVICES — 0.1%
International Game Technology	957	36,500

CHEMICALS-DIVERSIFIED — 0.8%
Dow Chemical Co.	2,693	120,135
du Pont (E.I.) de Nemours & Co.	2,594	127,547
PPG Industries, Inc.	478	35,171
Rohm & Haas Co.	404	20,673

		303,526

CHEMICALS-SPECIALTY — 0.2%
Ashland, Inc.	183	10,971
Eastman Chemical Co.	238	16,113
Ecolab, Inc.	571	24,547
Hercules, Inc.†	94	1,771
International Flavors & Fragrances, Inc.	187	9,101
Sigma-Aldrich Corp.	300	12,624

		75,127

COAL — 0.1%
CONSOL Energy, Inc.	494	20,684
Peabody Energy Corp.	682	32,722

		53,406

COATINGS/PAINT — 0.1%
Sherwin-Williams Co.	349	22,256

COMMERCIAL SERVICES — 0.0%
Convergys Corp.†	449	11,342

COMMERCIAL SERVICES-FINANCE — 0.3%
Equifax, Inc.	392	15,602
H&R Block, Inc.	932	21,072
Moody’s Corp.	704	46,548
The Western Union Co.	2,216	46,647

		129,869

COMPUTER AIDED DESIGN — 0.1%
Autodesk, Inc.†	671	27,692

COMPUTER SERVICES — 0.3%
Affiliated Computer Services, Inc., Class A†	279	16,715
Cognizant Technology Solutions Corp., Class A†	294	26,283
Computer Sciences Corp†	511	28,381
Electronic Data Systems Corp.	1,458	42,632
Unisys Corp†	1,075	8,428

		122,439

COMPUTERS — 3.2%
Apple Computer, Inc.†	2,398	239,321
Dell, Inc.†	6,406	161,495
Hewlett-Packard Co.	7,723	325,447
International Business Machines Corp.	4,248	434,188
Sun Microsystems, Inc.†	10,165	53,061

		1,213,512

COMPUTERS-INTEGRATED SYSTEMS — 0.1%
NCR Corp.†	560	28,224

COMPUTERS-MEMORY DEVICES — 0.4%
EMC Corp.†	6,210	94,268
Network Appliance, Inc.†	1,079	40,150
SanDisk Corp.†	639	27,764
Seagate Technology(4)(5)	1,206	0

		162,182

COMPUTERS-PERIPHERY EQUIPMENT — 0.0%
Lexmark International, Inc., Class A†	276	15,042

CONSUMER PRODUCTS-MISC. — 0.4%
Clorox Co.	428	28,710
Fortune Brands, Inc.	447	35,805
Kimberly-Clark Corp.	1,292	91,952

		156,467

CONTAINERS-METAL/GLASS — 0.0%
Ball Corp.	221	11,202

CONTAINERS-PAPER/PLASTIC — 0.1%
Bemis Co., Inc.	45	1,495
Pactiv Corp.†	473	16,356
Sealed Air Corp.	482	15,858

		33,709

COSMETICS & TOILETRIES — 1.9%
Avon Products, Inc.	1,297	51,620
Colgate-Palmolive Co.	1,450	98,223
Procter & Gamble Co.	8,935	574,610
The Estee Lauder Cos., Inc., Class A	209	10,747

		735,200

CRUISE LINES — 0.2%
Carnival Corp.	1,255	61,357

DATA PROCESSING/MANAGEMENT — 0.6%
Automatic Data Processing, Inc.	1,553	69,512
Fidelity National Information Services, Inc.	145	7,327
First Data Corp.	2,224	72,058
Fiserv, Inc.†	525	27,914
Paychex, Inc.	1,018	37,768

		214,579

DENTAL SUPPLIES & EQUIPMENT — 0.0%
Patterson Cos., Inc.†	392	14,136

DISPOSABLE MEDICAL PRODUCTS — 0.1%
C.R. Bard, Inc.	315	26,186

DISTRIBUTION/WHOLESALE — 0.1%
Genuine Parts Co.	267	13,193
WW Grainger, Inc.	247	20,407

		33,600

DIVERSIFIED MANUFACTURED OPERATIONS — 5.0%
3M Co.	2,076	171,831
Cooper Industries, Ltd.	540	26,870
Danaher Corp.	626	44,565
Dover Corp.	621	29,883
Eaton Corp.	420	37,468
General Electric Co.	28,844	1,063,190
Honeywell International, Inc.	2,302	124,722
Illinois Tool Works, Inc.	1,231	63,163

Ingersoll-Rand Co., Ltd., Class A	865	38,622
ITT, Inc.	549	35,032
Leggett & Platt, Inc.	393	9,243
Parker Hannifin Corp.	333	30,683
Textron, Inc.	354	35,991
Tyco International, Ltd.	5,608	182,989

		1,894,252

DRUG DELIVERY SYSTEMS — 0.0%
Hospira, Inc.†	439	17,801

E-COMMERCE/PRODUCTS — 0.1%
Amazon.com, Inc.†	871	53,418

E-COMMERCE/SERVICES — 0.4%
eBay, Inc.†	3,263	110,746
IAC/InterActive Corp†	354	13,494
Monster Worldwide, Inc.†	372	15,643

		139,883

ELECTRIC PRODUCTS-MISC. — 0.3%
Emerson Electric Co.	2,263	106,338
Molex, Inc.	385	11,504

		117,842

ELECTRIC-GENERATION — 0.1%
The AES Corp.†	1,916	42,133

ELECTRIC-INTEGRATED — 3.3%
Allegheny Energy, Inc.†	524	28,013
Ameren Corp.	582	30,596
American Electric Power Co., Inc.	1,115	55,995
CenterPoint Energy, Inc.	975	18,359
CMS Energy Corp.†	693	12,834
Consolidated Edison, Inc.	714	36,600
Constellation Energy Group, Inc.	546	48,660
Dominion Resources, Inc.	1,022	93,206
DTE Energy Co.	529	26,762
Duke Energy Corp.	3,630	74,488
Edison International	969	50,727
Entergy Corp.	618	69,921
Exelon Corp.	1,892	142,676
FirstEnergy Corp.	900	61,596
FPL Group, Inc.	1,203	77,437
NiSource, Inc.	628	15,443
PG&E Corp.	1,057	53,484
Pinnacle West Capital Corp.	25	1,207
PPL Corp.	1,158	50,500
Progress Energy, Inc.	738	37,306
Public Service Enterprise Group, Inc.	743	64,232
Southern Co.	2,094	79,132
TECO Energy, Inc.	56	1,005
TXU Corp.	1,295	84,926
Xcel Energy, Inc.	1,176	28,330

		1,243,435

ELECTRONIC COMPONENTS-MISC. — 0.1%
Jabil Circuit, Inc.	521	12,140
Sanmina-SCI Corp.†	1,585	5,468
Solectron Corp.†	2,720	9,112

		26,720

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.9%
Advanced Micro Devices, Inc†	1,445	19,970
Altera Corp.	1,069	24,095
Broadcom Corp. Class A†	1,322	43,031
Intel Corp.	16,041	344,882
LSI Logic Corp.†	1,316	11,186
Micron Technology, Inc.†	2,043	23,433
National Semiconductor Corp.	814	21,408
NVIDIA Corp.†	1,062	34,929
PMC — Sierra, Inc.†	670	5,179
QLogic Corp.†	505	9,030
Texas Instruments, Inc.	4,184	143,804
Xilinx, Inc.	948	27,947

		708,894

ELECTRONIC FORMS — 0.2%
Adobe Systems, Inc.†	1,645	68,366

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.1%
Agilent Technologies, Inc.†	1,152	39,594
Tektronix, Inc.	169	4,967

		44,561

ELECTRONICS-MILITARY — 0.1%
L-3 Communications Holdings, Inc.	352	31,655

ENGINEERING/R&D SERVICES — 0.1%
Fluor Corp.	274	26,200

ENGINES-INTERNAL COMBUSTION — 0.1%
Cummins, Inc.	290	26,726

ENTERPRISE SOFTWARE/SERVICE — 0.7%
BMC Software, Inc.†	610	19,746
CA, Inc.	1,190	32,439
Novell, Inc†	1,062	7,753
Oracle Corp.†	11,281	212,083

		272,021

ENTERTAINMENT SOFTWARE — 0.1%
Electronic Arts, Inc.†	888	44,764

FILTRATION/SEPARATION PRODUCTS — 0.0%
Pall Corp.	373	15,647

FINANCE-COMMERCIAL — 0.1%
CIT Group, Inc.	559	33,344

FINANCE-CONSUMER LOANS — 0.2%
SLM Corp.	1,153	62,066

FINANCE-CREDIT CARD — 0.8%
American Express Co.	3,397	206,096
Capital One Financial Corp.	1,150	85,399

		291,495

FINANCE-INVESTMENT BANKER/BROKER — 5.9%
Charles Schwab Corp.	3,114	59,540
Citigroup, Inc.	13,856	742,959
E*TRADE Financial Corp.†	1,342	29,631
Goldman Sachs Group, Inc.	1,200	262,332
J.P. Morgan Chase & Co.	9,782	509,642
Lehman Brothers Holdings, Inc.	1,495	112,544
Merrill Lynch & Co., Inc.	2,493	224,943
Morgan Stanley	2,985	250,770
The Bear Stearns Cos., Inc.	344	53,561

		2,245,922

FINANCE-MORTGAGE LOAN/BANKER — 0.9%
Countrywide Financial Corp.	1,642	60,886
Fannie Mae	2,749	161,971
Freddie Mac	1,954	126,580

		349,437

FINANCE-OTHER SERVICES — 0.1%
Chicago Merchantile Exchange Holdings, Inc., Class A	92	47,541

FINANCIAL GUARANTEE INSURANCE — 0.2%
Ambac Financial Group, Inc.	307	28,183
MBIA, Inc.	410	28,519
MGIC Investment Corp.	251	15,464

		72,166

FOOD-CONFECTIONERY — 0.2%
Hershey Co.	509	27,974
WM Wrigley Jr. Co.	652	38,390

		66,364

FOOD-DAIRY PRODUCTS — 0.0%
Dean Foods Co.†	216	7,869

FOOD-MEAT PRODUCTS — 0.0%
Tyson Foods, Inc., Class A	789	16,537

FOOD-MISC. — 1.1%
Campbell Soup Co.	581	22,717
ConAgra Foods, Inc.	1,519	37,337
General Mills, Inc.	967	57,923
H.J. Heinz Co.	1,020	48,052
Kellogg Co.	724	38,307
Kraft Foods, Inc., Class A	4,488	150,214
McCormick & Co., Inc.	303	11,247
Sara Lee Corp.	2,202	36,135

		401,932

FOOD-RETAIL — 0.3%
Safeway, Inc.	1,250	45,375
The Kroger Co.	2,059	60,761
Whole Foods Market, Inc.	382	17,874

		124,010

FOOD-WHOLESALE/DISTRIBUTION — 0.2%
SUPERVALU, Inc.	581	26,668
Sysco Corp.	1,792	58,670

		85,338

FORESTRY — 0.2%
Plum Creek Timber Co., Inc.	561	22,272
Weyerhaeuser Co.	644	51,017

		73,289

GAS-DISTRIBUTION — 0.2%
KeySpan Corp.	548	22,693
Nicor, Inc.	48	2,460
Sempra Energy	853	54,148

		79,301

HEALTH CARE COST CONTAINMENT — 0.1%
McKesson Corp.	835	49,123

HOME DECORATION PRODUCTS — 0.1%
Newell Rubbermaid, Inc.	782	23,984

HOTELS/MOTELS — 0.4%
Hilton Hotels Corp.	1,083	36,822
Marriott International, Inc., Class A	998	45,120
Starwood Hotels & Resorts Worldwide, Inc.	598	40,078
Wyndham Worldwide Corp†	580	20,068

		142,088

HUMAN RESOURCES — 0.0%
Robert Half International, Inc.	473	15,751

INDEPENDENT POWER PRODUCER — 0.0%
Dynegy, Inc. Class A†	1,021	9,608

INDUSTRIAL AUTOMATED/ROBOTIC — 0.1%
Rockwell Automation, Inc.	480	28,579

INDUSTRIAL GASES — 0.3%
Air Products & Chemicals, Inc.	621	47,507
Praxair, Inc.	911	58,805

		106,312

INSTRUMENTS-SCIENTIFIC — 0.3%
Applera Corp.	582	18,182
PerkinElmer, Inc.	386	9,341
Thermo Fisher Scientific, Inc.†	1,177	61,275
Waters Corp.†	315	18,720

		107,518

INSURANCE BROKERS — 0.2%
AON Corp.	935	36,231
Marsh & McLennan Cos., Inc.	1,554	49,355

		85,586

INSURANCE-LIFE/HEALTH — 1.2%
AFLAC, Inc.	1,438	73,827
CIGNA Corp.	297	46,210
Genworth Financial, Inc., Class A	1,204	43,934
Lincoln National Corp.	815	57,987
Principal Financial Group	780	49,522
Prudential Financial, Inc.	1,345	127,775
Torchmark Corp.	207	14,138
UnumProvident Corp.	986	24,532

		437,925

INSURANCE-MULTI-LINE — 2.7%
ACE, Ltd.	942	56,011
Allstate Corp.	1,762	109,808
American International Group, Inc.(1)	7,331	512,510
Assurant, Inc.	128	7,364
Cincinnati Financial Corp.	411	18,594
Hartford Financial Services Group, Inc.	905	91,586
Loews Corp.	984	46,563
MetLife, Inc.	2,144	140,861
XL Capital, Ltd., Class A	522	40,705

		1,024,002

INSURANCE-PROPERTY/CASUALTY — 0.6%
Chubb Corp.	1,222	65,780
Progressive Corp.	2,148	49,554
SAFECO Corp.	308	20,556
The Travelers Cos., Inc.	1,946	105,279

		241,169

INTERNET SECURITY — 0.2%
Symantec Corp†	2,645	46,552
VeriSign, Inc.†	667	18,242

		64,794

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.5%
Ameriprise Financial, Inc.	744	44,246
Federated Investors, Inc., Class B	145	5,533
Franklin Resources, Inc.	467	61,322
Janus Capital Group, Inc.	599	14,987
Legg Mason, Inc.	332	32,931
T. Rowe Price Group, Inc.	809	40,191

		199,210

LEISURE PRODUCTS — 0.0%
Brunswick Corp.	288	9,435

LINEN SUPPLY & RELATED ITEMS — 0.0%
Cintas Corp.	392	14,688

MACHINERY-CONSTRUCTION & MINING — 0.4%
Caterpillar, Inc.	1,834	133,185
Terex Corp.†	183	14,247

		147,432

MACHINERY-FARMING — 0.2%
Deere & Co.	670	73,298

MEDICAL INFORMATION SYSTEMS — 0.0%
IMS Health, Inc.	626	18,361

MEDICAL INSTRUMENTS — 0.7%
Boston Scientific Corp.†	3,325	51,338
Medtronic, Inc.	3,246	171,811
St. Jude Medical, Inc.†	1,022	43,731

		266,880

MEDICAL LABS & TESTING SERVICES — 0.1%
Laboratory Corp. of America Holdings†	353	27,866
Quest Diagnostics, Inc.	468	22,880

		50,746

MEDICAL PRODUCTS — 2.2%
Baxter International, Inc.	1,890	107,031
Becton, Dickinson & Co.	709	55,791
Biomet, Inc.	728	31,450
Johnson & Johnson	8,176	525,063
Stryker Corp.	883	57,342
Varian Medical Systems, Inc.†	174	7,344
Zimmer Holdings, Inc.†	673	60,893

		844,914

MEDICAL-BIOMEDICAL/GENE — 1.1%
Amgen, Inc.†	3,289	210,956
Biogen Idec, Inc.†	951	44,897
Celgene Corp.†	997	60,977
Genzyme Corp.†	741	48,395
MedImmune, Inc.†	712	40,356
Millipore Corp.†	103	7,604

		413,185

MEDICAL-DRUGS — 5.0%
Abbott Laboratories	4,328	245,051
Allergan, Inc.	437	52,964
Bristol-Myers Squibb Co.	5,546	160,058
Eli Lilly & Co.	2,776	164,145
Forest Laboratories, Inc.†	942	50,124
King Pharmaceuticals, Inc.†	738	15,092
Merck & Co., Inc.	6,122	314,916
Pfizer, Inc.	20,216	534,915
Schering-Plough Corp.	4,181	132,663
Wyeth	3,797	210,734

		1,880,662

MEDICAL-GENERIC DRUGS — 0.1%
Barr Pharmaceuticals, Inc.†	251	12,138
Mylan Laboratories, Inc.†	659	14,452
Watson Pharmaceuticals, Inc.†	246	6,716

		33,306

MEDICAL-HMO — 1.2%
Aetna, Inc.	1,472	69,007
Coventry Health Care, Inc.†	449	25,966
Humana, Inc.†	491	31,051
UnitedHealth Group, Inc.	3,798	201,522
WellPoint, Inc.†	1,717	135,591

		463,137

MEDICAL-HOSPITALS — 0.0%
Tenet Healthcare Corp.†	1,402	10,403

MEDICAL-NURSING HOMES — 0.0%
Manor Care, Inc.	179	11,615

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.3%
AmerisourceBergen Corp.	584	29,194
Cardinal Health, Inc.	1,142	79,883

		109,077

METAL-ALUMINUM — 0.2%
Alcoa, Inc.	2,445	86,773

METAL-DIVERSIFIED — 0.2%
Freeport-McMoRan Copper & Gold, Inc., Class B	1,050	70,518

MINING — 0.1%
Newmont Mining Corp.	1,262	52,625

MOTORCYCLE/MOTOR SCOOTER — 0.1%
Harley-Davidson, Inc.	731	46,287

MULTIMEDIA — 2.0%
E.W. Scripps Co., Class A	125	5,412
McGraw-Hill Cos., Inc.	1,073	70,314
Meredith Corp.	10	579
News Corp., Class A	6,769	151,558
The Walt Disney Co.	5,833	204,038
Time Warner, Inc.	11,258	232,253
Viacom, Inc., Class B†	1,900	78,375

		742,529

NETWORKING PRODUCTS — 1.3%
Cisco Systems, Inc.†	17,124	457,896
Juniper Networks, Inc.†	1,639	36,648

		494,544

NON-HAZARDOUS WASTE DISPOSAL — 0.2%
Allied Waste Industries, Inc.†	755	10,095

Waste Management, Inc.	1,381	51,663

		61,758

OFFICE AUTOMATION & EQUIPMENT — 0.2%
Pitney Bowes, Inc.	430	20,640
Xerox Corp.†	2,722	50,357

		70,997

OFFICE SUPPLIES & FORMS — 0.0%
Avery Dennison Corp.	281	17,478

OIL & GAS DRILLING — 0.4%
ENSCO International, Inc.	281	15,843
Nabors Industries, Ltd.†	915	29,390
Noble Corp.	420	35,368
Rowan Cos., Inc.	336	12,311
Transocean, Inc.†	847	73,011

		165,923

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.0%
Anadarko Petroleum Corp.	1,296	60,471
Apache Corp.	954	69,165
Chesapeake Energy Corp.	1,003	33,851
Devon Energy Corp.	1,248	90,942
EOG Resources, Inc.	690	50,674
Murphy Oil Corp.	520	28,829
XTO Energy, Inc.	1,125	61,054

		394,986

OIL COMPANIES-INTEGRATED — 6.2%
Chevron Corp.	6,147	478,175
ConocoPhillips	4,641	321,853
Exxon Mobil Corp.	16,222	1,287,702
Hess Corp.	734	41,655
Marathon Oil Corp.	1,025	104,089
Occidental Petroleum Corp.	2,429	123,150

		2,356,624

OIL FIELD MACHINERY & EQUIPMENT — 0.1%
National-Oilwell Varco, Inc.†	548	46,498

OIL REFINING & MARKETING — 0.4%
Sunoco, Inc.	357	26,964
Valero Energy Corp.	1,705	119,742

		146,706

OIL-FIELD SERVICES — 1.3%
Baker Hughes, Inc.	935	75,165
BJ Services Co.	867	24,848
Halliburton Co.	2,628	83,492
Schlumberger, Ltd.	3,322	245,263
Smith International, Inc.	412	21,605
Weatherford International, Ltd.†	978	51,335

		501,708

OPTICAL SUPPLIES — 0.0%
Bausch & Lomb, Inc.	50	2,942

PAPER & RELATED PRODUCTS — 0.2%
Domtar Corp.†	11	107
International Paper Co.	1,283	48,395
MeadWestvaco Corp.	562	18,748
Temple-Inland, Inc.	346	20,497

		87,747

PHARMACY SERVICES — 0.3%
Express Scripts, Inc.†	382	36,500
Medco Health Solutions, Inc.†	827	64,523

		101,023

PHOTO EQUIPMENT & SUPPLIES — 0.1%
Eastman Kodak Co.	832	20,725

PIPELINES — 0.4%
El Paso Corp.	2,016	30,240
Kinder Morgan, Inc.	245	26,107
Questar Corp.	69	6,702
Spectra Energy Corp.	1,815	47,372
Williams Cos., Inc.	1,688	49,796

		160,217

PRINTING-COMMERCIAL — 0.1%
R.R. Donnelley & Sons Co.	643	25,849

PUBLISHING-NEWSPAPERS — 0.2%
Dow Jones & Co., Inc.	206	7,484
Gannett Co., Inc.	565	32,239
New York Times Co., Class A	209	4,891
Tribune Co.	567	18,597

		63,211

REAL ESTATE INVESTMENT TRUSTS — 1.1%
Apartment Investment & Management Co., Class A	142	7,852
Archstone-Smith Trust	670	34,914
AvalonBay Communities, Inc.	133	16,260
Boston Properties, Inc.	288	33,857
Developers Diversified Realty Corp.	18	1,172
Equity Residential	927	43,041
Host Marriott Corp.	1,375	35,255
Kimco Realty Corp.	657	31,582
ProLogis	840	54,432
Public Storage, Inc.	300	27,996
Simon Property Group, Inc.	589	67,900
Vornado Realty Trust	390	46,266

		400,527

REAL ESTATE MANAGEMENT/SERVICES — 0.0%
CB Richard Ellis Group, Inc., Class A†	327	11,069

RETAIL-APPAREL/SHOE — 0.3%
Abercrombie & Fitch Co., Class A	169	13,801
The Gap, Inc.	1,484	26,638
Limited Brands, Inc.	964	26,577
Nordstrom, Inc.	645	35,423

		102,439

RETAIL-AUTO PARTS — 0.1%
AutoZone, Inc.†	161	21,419

RETAIL-AUTOMOBILE — 0.0%
AutoNation, Inc.†	471	9,627

RETAIL-BEDDING — 0.1%
Bed Bath & Beyond, Inc.†	819	33,366

RETAIL-BUILDING PRODUCTS — 0.9%
Home Depot, Inc.	5,755	217,942

Lowe’s Cos., Inc.	4,294	131,225

		349,167

RETAIL-CONSUMER ELECTRONICS — 0.2%
Best Buy Co., Inc.	1,138	53,088
Circuit City Stores, Inc.	408	7,119
RadioShack Corp.	412	11,977

		72,184

RETAIL-DISCOUNT — 1.6%
Big Lots, Inc.†	277	8,919
Costco Wholesale Corp.	1,292	69,213
Dollar General Corp.	904	19,301
Family Dollar Stores, Inc.	473	15,060
Target Corp.	2,422	143,794
TJX Cos., Inc.	1,302	36,313
Wal-Mart Stores, Inc.	6,786	325,185

		617,785

RETAIL-DRUG STORE — 0.7%
CVS Corp.	4,388	159,021
Walgreen Co.	2,830	124,237

		283,258

RETAIL-JEWELRY — 0.1%
Tiffany & Co.	400	19,076

RETAIL-MAJOR DEPARTMENT STORES — 0.3%
J.C. Penney Co., Inc.	649	51,329
Sears Holdings Corp.†	247	47,155

		98,484

RETAIL-OFFICE SUPPLIES — 0.2%
Office Depot, Inc.†	842	28,308
OfficeMax, Inc.	228	11,222
Staples, Inc.	2,104	52,179

		91,709

RETAIL-REGIONAL DEPARTMENT STORES — 0.4%
Dillard’s, Inc., Class A	114	3,948
Federated Department Stores, Inc.	1,481	65,045
Kohl’s Corp.†	948	70,190

		139,183

RETAIL-RESTAURANTS — 0.8%
Darden Restaurants, Inc.	415	17,214
McDonald’s Corp.	3,439	166,035
Starbucks Corp.†	2,140	66,383
Wendy’s International, Inc.	270	10,179
Yum! Brands, Inc.	747	46,209

		306,020

RUBBER-TIRES — 0.0%
The Goodyear Tire & Rubber Co.†	514	17,096

SAVINGS & LOANS/THRIFTS — 0.4%
Hudson City Bancorp, Inc.	232	3,090
Sovereign Bancorp, Inc.	1,039	25,217
Washington Mutual, Inc.	2,664	111,835

		140,142

SCHOOL — 0.1%
Apollo Group, Inc., Class A†	395	18,684

SEMICONDUCTOR EQUIPMENT — 0.3%
Applied Materials, Inc.	3,917	75,285
KLA-Tencor Corp.	577	32,052
Novellus Systems, Inc.†	388	12,559
Teradyne, Inc.†	604	10,540

		130,436

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 0.2%
Analog Devices, Inc.	964	37,230
Linear Technology Corp.	741	27,728
Maxim Integrated Products, Inc.	904	28,675

		93,633

STEEL-PRODUCERS — 0.2%
Nucor Corp.	901	57,178
United States Steel Corp.	352	35,742

		92,920

STEEL-SPECIALTY — 0.1%
Allegheny Technologies, Inc.	293	32,107

TELECOM EQUIPMENT-FIBER OPTICS — 0.3%
Ciena Corp.†	267	7,786
Corning, Inc.†	4,445	105,435
JDS Uniphase Corp.†	666	10,976

		124,197

TELECOM SERVICES — 0.1%
Embarq Corp.	438	26,298

TELECOMMUNICATION EQUIPMENT — 0.1%
ADC Telecommunications, Inc.†	376	6,918
Avaya, Inc.†	1,252	16,176
Tellabs, Inc.	1,331	14,135

		37,229

TELEPHONE-INTEGRATED — 3.5%
ALLTEL Corp.	1,054	66,075
AT&T, Inc.	17,652	683,485
CenturyTel, Inc.	370	17,039
Citizens Communications Co.	810	12,612
Qwest Communications International, Inc.†	4,670	41,470
Sprint Nextel Corp.	8,163	163,505
Verizon Communications, Inc.	8,201	313,114
Windstream Corp.	1,391	20,336

		1,317,636

TELEVISION — 0.2%
CBS Corp., Class B	2,261	71,832

THERAPEUTICS — 0.3%
Gilead Sciences, Inc.†	1,302	106,399

TOBACCO — 1.2%
Altria Group, Inc.	5,915	407,662
Reynolds American, Inc.	524	33,672
UST, Inc.	506	28,680

		470,014

TOOLS-HAND HELD — 0.1%
Black & Decker Corp.	220	19,958
Snap-on, Inc.	60	3,270
Stanley Works	242	14,104

		37,332

TOYS — 0.1%
Hasbro, Inc.		474	14,983
Mattel, Inc.		1,124	31,809

			46,792

TRANSPORT-RAIL — 0.8%
Burlington Northern Santa Fe Corp.		1,013	88,678
CSX Corp.		1,285	55,473
Norfolk Southern Corp.		1,119	59,576
Union Pacific Corp.		742	84,774

			288,501

TRANSPORT-SERVICES — 0.9%
C.H. Robinson Worldwide, Inc.		327	17,481
FedEx Corp.		889	93,736
Ryder System, Inc.		159	8,370
United Parcel Service, Inc., Class B		3,063	215,727

			335,314

WEB PORTALS/ISP — 1.0%
Google, Inc., Class A†		617	290,842
Yahoo!, Inc.†		3,452	96,794

			387,636

WIRELESS EQUIPMENT — 0.9%
Motorola, Inc.		6,817	118,139
QUALCOMM, Inc.		4,660	204,108

			322,247

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $32,550,735)			37,406,325

Short-Term Investment Securities — 0.3%

U.S. GOVERNMENT TREASURIES — 0.3%
United States Treasury Bill 4.99% due 08/09/07
(cost $97,972)(3)		$100,000	97,972

Repurchase Agreement — 1.1%

Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 04/30/07, to be repurchased 05/01/07 in the amount of $432,036 and collateralized by $440,000 of Federal National Mtg. Assoc. Notes, bearing interest at 6.08%, due 12/06/21 and having an approximate value of $442,200

(cost $432,000)		432,000	432,000

TOTAL INVESTMENTS (cost $33,080,707)(2)	100.0%		37,936,297
Other assets less liabilities	0.0		14,014

NET ASSETS	100.0%		$37,950,311

†	Non-income producing security.

(1)	Security represents an investment in an affiliated company

(2)	See Note 4 for cost of investments on a tax basis.

(3)	The security was pledged as collateral to cover margin requirements for open future contracts.

(4)	Fair Valued Security; See Note 1

(5)	Illiquid

Open Futures Contracts
					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	April 30, 2007	(Depreciation)

6 long	S&P 500 E-Mini Futures Index	June 2007	$422,935	$446,520	$23,585

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GROWTH-INCOME PORTFOLIO
Portfolio of Investments – April 30, 2007
(unaudited)

Common Stock — 98.9%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 0.8%
Boeing Co.	33,200	$3,087,600
Spirit Aerosystems Holdings, Inc. Class A†	47,300	1,496,099

		4,583,699

AEROSPACE/DEFENSE-EQUIPMENT — 3.3%
United Technologies Corp.	293,600	19,709,368

AGRICULTURAL OPERATIONS — 0.9%
Archer-Daniels-Midland Co.	146,500	5,669,550

BANKS-FIDUCIARY — 1.0%
Northern Trust Corp.	94,000	5,917,300

BANKS-SUPER REGIONAL — 1.1%
Wells Fargo & Co.	177,000	6,352,530

BUILDING PRODUCTS-AIR & HEATING — 0.5%
American Standard Cos., Inc.	56,000	3,083,360

CABLE TV — 1.4%
Comcast Corp. Class A†	310,800	8,285,928

COMMERCIAL SERVICES — 0.5%
Alliance Data Systems Corp.†	45,700	2,909,262

COMPUTER SERVICES — 0.5%
Cognizant Technology Solutions Corp. Class A†	33,800	3,021,720

COMPUTERS — 7.3%
Apple Computer, Inc.†	160,000	15,968,000
International Business Machines Corp.	154,700	15,811,887
Sun Microsystems, Inc.†	2,294,900	11,979,378

		43,759,265

COMPUTERS-MEMORY DEVICES — 0.8%
Network Appliance, Inc.†	127,400	4,740,554

CONSUMER PRODUCTS-MISC. — 0.9%
Fortune Brands, Inc.	65,600	5,254,560

COSMETICS & TOILETRIES — 5.2%
Colgate-Palmolive Co.	195,000	13,209,300
Procter & Gamble Co.	280,000	18,006,800

		31,216,100

DATA PROCESSING/MANAGEMENT — 1.1%
Fiserv, Inc.†	122,700	6,523,959

E-COMMERCE/SERVICES — 0.8%
eBay, Inc.†	93,000	3,156,420
Monster Worldwide, Inc.†	42,400	1,782,920

		4,939,340

ELECTRIC PRODUCTS-MISC. — 1.4%
Emerson Electric Co.	182,200	8,561,578

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.0%
NVIDIA Corp.†	254,500	8,370,505
QLogic Corp.†	201,300	3,599,244

		11,969,749

ENTERTAINMENT SOFTWARE — 0.5%
Electronic Arts, Inc.†	54,200	2,732,222

FINANCE-CREDIT CARD — 2.9%
American Express Co.	284,700	17,272,749

FINANCE-INVESTMENT BANKER/BROKER — 10.2%
Charles Schwab Corp.	305,100	5,833,512
Citigroup, Inc.	348,478	18,685,390
Goldman Sachs Group, Inc.	8,800	1,923,768
J.P. Morgan Chase & Co.	373,400	19,454,140
Lehman Brothers Holdings, Inc.	78,000	5,871,840
Merrill Lynch & Co., Inc.	101,800	9,185,414

		60,954,064

FINANCE-OTHER SERVICES — 0.6%
Chicago Merchantile Exchange Holdings, Inc. Class A	6,400	3,307,200

HOTELS/MOTELS — 2.0%
Hilton Hotels Corp.	180,000	6,120,000
Starwood Hotels & Resorts Worldwide, Inc.	86,900	5,824,038

		11,944,038

INDUSTRIAL GASES — 0.9%
Air Products & Chemicals, Inc.	70,200	5,370,300

INSURANCE BROKER — 0.6%
Willis Group Holdings, Ltd.	91,300	3,745,126

INSURANCE-REINSURANCE — 1.4%
Axis Capital Holdings, Ltd.	220,000	8,162,000

INTERNET INFRASTRUCTURE SOFTWARE — 0.5%
Akamai Technologies, Inc.†	69,700	3,072,376

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 4.1%
Franklin Resources, Inc.	114,400	15,021,864
Janus Capital Group, Inc.	240,000	6,004,800
Legg Mason, Inc.	32,500	3,223,675

		24,250,339

MEDICAL LABS & TESTING SERVICES — 0.7%
Laboratory Corp. of America Holdings†	56,300	4,444,322

MEDICAL PRODUCTS — 1.6%
Becton, Dickinson & Co.	124,700	9,812,643

MEDICAL-BIOMEDICAL/GENE — 1.1%
Genentech, Inc.†	80,000	6,399,200

MEDICAL-DRUGS — 8.4%
Abbott Laboratories	151,100	8,555,282
Eli Lilly & Co.	240,000	14,191,200
Merck & Co., Inc.	334,600	17,211,824
Schering-Plough Corp.	185,500	5,885,915
Wyeth	82,000	4,551,000

		50,395,221

MEDICAL-HMO — 6.2%
Aetna, Inc.	121,000	5,672,480
UnitedHealth Group, Inc.	216,600	11,492,796
WellPoint, Inc.†	254,800	20,121,556

		37,286,832

MULTIMEDIA — 4.0%
News Corp., Class B	469,700	11,272,800
Time Warner, Inc.	616,600	12,720,458

		23,993,258

OIL COMPANIES-EXPLORATION & PRODUCTION — 3.3%
Noble Energy, Inc.	333,600	19,619,016

OIL-FIELD SERVICES — 4.7%
Baker Hughes, Inc.	127,900	10,281,881
Schlumberger, Ltd.	245,500	18,125,265

		28,407,146

OPTICAL SUPPLIES — 1.7%
Alcon, Inc.	74,100	9,998,313

PHARMACY SERVICES — 1.0%
Medco Health Solutions, Inc.†	77,200	6,023,144

RETAIL-CONSUMER ELECTRONICS — 0.5%
Best Buy Co., Inc.	61,000	2,845,650

RETAIL-DISCOUNT — 1.6%
Target Corp.	164,000	9,736,680

RETAIL-REGIONAL DEPARTMENT STORES — 2.2%
Kohl’s Corp.†	178,600	13,223,544

RETAIL-RESTAURANTS — 2.5%
McDonald’s Corp.	313,700	15,145,436

RETAIL-SPORTING GOODS — 0.3%
Dick’s Sporting Goods, Inc.†	36,000	2,019,240

THERAPEUTICS — 1.1%
Gilead Sciences, Inc.†	82,700	6,758,244

TOBACCO — 1.5%
Altria Group, Inc.	126,700	8,732,164

WEB PORTALS/ISP — 2.4%
Google, Inc.†	31,000	14,612,780

WIRELESS EQUIPMENT — 0.9%
QUALCOMM, Inc.	125,900	5,514,420

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $437,301,985)		592,275,489

Short-Term Investment Securities — 1.3%

TIME DEPOSIT — 1.3%
Euro Time Deposit with State Street Bank & Trust Co. 4.05% due 05/01/07 (cost $7,707,000)	$7,707,000	7,707,000

TOTAL INVESTMENTS
(cost $445,008,985) (1)	100.2%	599,982,489
Liabilities in excess of other assets	(0.2)	(1,475,409)

NET ASSETS	100.0%	$598,507,080

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
FEDERATED AMERICAN LEADERS PORTFOLIO
Portfolio of Investments – April 30, 2007
(unaudited)

Common Stock — 97.9%	Shares/ Principal Amount	Value (Note 1)

ADVERTISING AGENCY — 0.5%
Omnicom Group, Inc.	11,400	$1,193,694

ADVERTISING SERVICES — 0.1%
Getty Images, Inc.†	1,100	57,200
R.H. Donnelley Corp.	800	62,472

		119,672

AEROSPACE/DEFENSE — 2.8%
Armor Holdings, Inc.†	900	64,350
Boeing Co.	12,500	1,162,500
General Dynamics Corp.	13,800	1,083,300
Lockheed Martin Corp.	15,700	1,509,398
Northrop Grumman Corp.	17,900	1,318,156
Raytheon Co.	24,300	1,301,022

		6,438,726

AEROSPACE/DEFENSE-EQUIPMENT — 0.5%
Orbital Sciences Corp.†	1,200	25,044
Sequa Corp., Class A†	15	1,758
United Technologies Corp.	15,600	1,047,228

		1,074,030

AGRICULTURAL CHEMICALS — 0.0%
CF Industries Holdings, Inc.	1,400	55,566
UAP Holding Corp.	1,000	27,670

		83,236

AIRLINES — 0.1%
AMR Corp.†	2,500	65,225
Continental Airlines, Inc., Class B†	1,600	58,496
Republic Airways Holdings, Inc.†	900	19,134

		142,855

APPAREL MANUFACTURERS — 0.5%
Coach, Inc.†	17,700	864,291
Columbia Sportswear Co.†	800	50,080
Gymboree Corp.†	800	30,544
Liz Claiborne, Inc.	1,500	67,080
Oxford Industries, Inc.	500	23,210

		1,035,205

APPLICATIONS SOFTWARE — 3.1%
Compuware Corp.†	11,700	115,479
Microsoft Corp.	231,400	6,928,116

		7,043,595

AUCTION HOUSE/ART DEALER — 0.0%
Sotheby’s Holdings, Inc., Class A	1,200	61,944

AUTO-CARS/LIGHT TRUCKS — 0.0%
General Motors Corp.	700	21,861

AUTO-HEAVY DUTY TRUCKS — 0.0%
Navistar International Corp.†	1,000	55,530

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.1%
Lear Corp.†	2,100	77,112
Tenneco, Inc.†	1,000	29,950

		107,062

BANKS-COMMERCIAL — 0.0%
BB&T Corp.	1,600	66,592
F.N.B. Corp.	1,300	21,814

		88,406

BANKS-FIDUCIARY — 0.4%
The Bank of New York Co., Inc.	21,500	870,320

BANKS-SUPER REGIONAL — 5.1%
Bank of America Corp.	81,900	4,168,710
Comerica, Inc.	1,500	92,865
Fifth Third Bancorp	10,300	418,077
Huntington Bancshares, Inc.	3,200	70,976
National City Corp.	15,700	573,835
PNC Financial Services Group, Inc.	2,100	155,610
SunTrust Banks, Inc.	8,600	726,012
US Bancorp	35,200	1,209,120
Wachovia Corp.	34,000	1,888,360
Wells Fargo & Co.	66,400	2,383,096

		11,686,661

BATTERIES/BATTERY SYSTEMS — 0.0%
Energizer Holdings, Inc.†	800	77,744

BEVERAGES-NON-ALCOHOLIC — 1.7%
Coca-Cola Co.	36,000	1,878,840
Pepsi Bottling Group, Inc.	2,100	68,901
PepsiCo, Inc.	30,400	2,009,136

		3,956,877

BREWERY — 0.0%
Molson Coors Brewing Co., Class B	800	75,424

BROADCAST SERVICES/PROGRAM — 0.7%
Clear Channel Communications, Inc.	33,300	1,179,819
Liberty Media Corp.	2,800	316,316

		1,496,135

BUILDING & CONSTRUCTION-MISC. — 0.0%
Dycom Industries, Inc.†	800	20,728

BUILDING PRODUCTS-AIR & HEATING — 0.0%
Lennox International, Inc.	1,700	57,477

BUILDING-HEAVY CONSTRUCTION — 0.1%
Chicago Bridge & Iron Co. NV	3,000	103,890
Granite Construction, Inc.	1,300	78,312
Infrasource Services, Inc.†	1,000	33,380

		215,582

BUILDING-MAINTANCE & SERVICES — 0.0%
ABM Industries, Inc.	900	25,326
Rollins, Inc.	1,000	23,070

		48,396

BUILDING-RESIDENTIAL/COMMERICAL — 0.0%
Ryland Group, Inc.	500	22,150

CABLE TV — 0.5%
DIRECTV Group, Inc.†	23,800	567,392
EchoStar Communications Corp., Class A†	10,600	493,218

		1,060,610

CASINO HOTEL — 0.0%
Ameristar Casinos, Inc.	200	6,072

CHEMICALS-DIVERSIFIED — 1.0%
Dow Chemical Co.	20,000	892,200
du Pont (E.I.) de Nemours & Co.	14,400	708,048
Lyondell Chemical Co.	2,500	77,800
PPG Industries, Inc.	2,000	147,160
Rockwood Holdings, Inc.†	800	24,560

Rohm & Haas Co.	8,600	440,062

		2,289,830

CHEMICALS-PLASTICS — 0.0%
Spartech Corp.	900	25,254

CHEMICALS-SPECIALTY — 0.2%
Albemarle Corp.	2,000	84,900
Cabot Corp.	1,300	58,890
Ferro Corp.	100	2,081
Hercules, Inc.†	4,800	90,432
Lubrizol Corp.	1,300	77,922
Sensient Technologies Corp.	1,000	26,180
Valhi Inc New	900	15,102
WR Grace & Co.†	1,000	26,600

		382,107

COATINGS/PAINT — 0.0%
Sherwin-Williams Co.	1,200	76,524

COMMERCIAL SERVICES — 0.1%
Arbitron, Inc.	500	24,640
Convergys Corp.†	4,400	111,144
Macquarie Infrastructure Co. Trust	200	8,516
PHH Corp.†	100	3,050

		147,350

COMMERCIAL SERVICES-FINANCE — 0.1%
Coinstar, Inc.†	800	24,872
Deluxe Corp.	1,300	49,205
The Western Union Co.	5,800	122,090

		196,167

COMPUTER AIDED DESIGN — 0.0%
Aspen Technology, Inc.†	1,600	21,728

COMPUTER SERVICES — 0.6%
BISYS Group, Inc.†	2,000	23,140
Computer Sciences Corp.†	1,700	94,418
Covansys Corp.†	1,000	33,400
Electronic Data Systems Corp.	39,800	1,163,752
IHS, Inc.†	800	33,072
Perot Systems Corp., Class A†	2,900	51,910
Syntel, Inc.	500	17,530

		1,417,222

COMPUTERS — 5.3%
Apple Computer, Inc.†	25,100	2,504,980
Dell, Inc.†	50,900	1,283,189
Hewlett-Packard Co.	87,600	3,691,464
International Business Machines Corp.	45,900	4,691,439

		12,171,072

COMPUTERS-INTEGRATED SYSTEMS — 0.1%
Diebold, Inc.	1,300	61,971
Jack Henry & Assoc., Inc.	1,700	40,375

		102,346

COMPUTERS-MEMORY DEVICES — 0.4%
EMC Corp.†	57,200	868,296
Network Appliance, Inc.†	300	11,163
Seagate Technology(2)(3)	50,100	0

		879,459

COMPUTERS-PERIPHERY EQUIPMENT — 0.0%
Lexmark International, Inc., Class A†	1,300	70,850

CONSULTING SERVICES — 0.1%
Accenture Ltd., Class A	5,400	211,140
Watson Wyatt Worldwide, Inc., Class A	1,200	56,556

		267,696

CONSUMER PRODUCTS-MISC. — 0.1%
American Greetings Corp., Class A	1,000	25,450
Clorox Co.	1,500	100,620
Fossil, Inc.†	800	22,536
Playtex Products, Inc.†	1,700	25,874
Tupperware Brands Corp.	900	25,308

		199,788

CONTAINERS-METAL/GLASS — 0.0%
Crown Holdings, Inc.†	2,600	62,842

CONTAINERS-PAPER/PLASTIC — 0.1%
Packaging Corp. of America	800	19,808
Pactiv Corp.†	2,400	82,992
Sonoco Products Co.	1,700	72,488

		175,288

COSMETICS & TOILETRIES — 0.6%
Alberto-Culver Co.	2,300	55,867
Chattem, Inc.†	500	28,570
Procter & Gamble Co.	19,000	1,221,890
The Estee Lauder Cos., Inc.	1,500	77,130

		1,383,457

DATA PROCESSING/MANAGEMENT — 1.2%
Automatic Data Processing, Inc.	14,000	626,640
CSG Systems International, Inc.†	1,300	34,814
Fair Isaac Corp.	2,700	96,417
First Data Corp.	47,700	1,545,480
Fiserv, Inc.†	2,000	106,340
Mastercard, Inc., Class A	2,200	245,696
Paychex, Inc.	1,000	37,100
Total Systems Services, Inc.	1,700	52,802

		2,745,289

DECISION SUPPORT SOFTWARE — 0.0%
Cognos, Inc.†	1,100	47,421

DIAGNOSTIC EQUIPMENT — 0.0%
Immucor, Inc.†	1,900	61,997

DIAGNOSTIC KITS — 0.0%
Biosite, Inc.†	35	3,264
Dade Behring Holdings, Inc.	1,500	73,665

		76,929

DISTRIBUTION/WHOLESALE — 0.1%
United Stationers, Inc.†	400	23,808
WW Grainger, Inc.	1,000	82,620

		106,428

DIVERSIFIED MANUFACTURED OPERATIONS — 4.1%
3M Co.	11,300	935,301
Acuity Brands, Inc.	1,900	112,328

Danaher Corp.	4,800	341,712
Eaton Corp.	8,500	758,285
General Electric Co.	121,300	4,471,118
Honeywell International, Inc.	23,400	1,267,812
Leggett & Platt, Inc.	2,800	65,856
SPX Corp.	1,200	85,056
Tyco International, Ltd.	41,100	1,341,093

		9,378,561

DIVERSIFIED OPERATIONS/COMMERICAL SERVICES — 0.0%
Chemed Corp.	500	25,150
Viad Corp.	600	24,504

		49,654

E-COMMERCE/SERVICES — 0.2%
Expedia, Inc.†	2,900	68,498
IAC/InterActive Corp.†	7,200	274,464
Liberty Media Corp., Series A†	6,200	155,186
Priceline.com, Inc.†	400	22,256

		520,404

ELECTRIC PRODUCTS-MISC. — 0.0%
GrafTech International, Ltd.†	2,500	24,950
Littelfuse, Inc.†	600	24,066

		49,016

ELECTRIC-INTEGRATED — 1.4%
Avista Corp.	1,000	23,590
Black Hills Corp.	600	23,886
CenterPoint Energy, Inc.	4,200	79,086
Constellation Energy Group, Inc.	1,800	160,416
Duke Energy Corp.	38,100	781,812
Edison International	11,600	607,260
El Paso Electric Co.†	900	23,760
Exelon Corp.	2,900	218,689
FirstEnergy Corp.	1,500	102,660
NiSource, Inc.	3,200	78,688
Otter Tail Corp.	600	20,520
PG&E Corp.	16,700	845,020
Progress Energy, Inc.	5,100	257,805
Unisource Energy Corp.	600	23,046

		3,246,238

ELECTRONIC COMPONENTS-MISC. — 0.0%
Gentex Corp.	3,700	65,860

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.9%
AMIS Holdings, Inc.†	2,100	24,360
Amkor Technology, Inc.†	4,400	61,556
Fairchild Semiconductor International, Inc.†	3,300	58,080
Intel Corp.	36,700	789,050
MEMC Electronic Materials, Inc.†	7,500	411,600
National Semiconductor Corp.	3,000	78,900
ON Semiconductor Corp.†	5,400	57,834
Texas Instruments, Inc.	16,200	556,794
Xilinx, Inc.	3,000	88,440

		2,126,614

ELECTRONIC DESIGN AUTOMATION — 0.1%
Cadence Design Systems, Inc.†	4,500	99,900
Mentor Graphics Corp.†	2,200	35,596
Synopsys, Inc.†	3,100	85,746

		221,242

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.3%
Agilent Technologies, Inc.†	20,600	708,022

ELECTRONIC PARTS DISTRIBUTION — 0.1%
Arrow Electronics, Inc.†	1,700	67,184
Avnet, Inc.†	1,900	77,710

		144,894

ENERGY-ALTERNATE SOURCES — 0.0%
Canadian Hydro Developers, Inc.	15,100	87,751

ENGINEERING/R&D SERVICES — 0.0%
EMCOR Group, Inc.†	500	31,345

ENGINES-INTERNAL COMBUSTION — 0.1%
Cummins, Inc.	1,500	138,240

ENTERPRISE SOFTWARE/SERVICE — 0.8%
BMC Software, Inc.†	3,100	100,347
CA, Inc.	9,200	250,792
Epicor Software Corp.†	1,600	23,200
ManTech International Corp., Class A†	700	21,476
MicroStrategy, Inc., Class A†	300	34,128
Open Text Corp,	1,000	23,020
Oracle Corp.†	72,200	1,357,360
Sybase, Inc.†	3,800	91,922

		1,902,245

ENTERTAINMENT SOFTWARE — 0.1%
Electronic Arts, Inc.†	4,700	236,927
The9 Ltd. ADR†	700	28,637

		265,564

FILTRATION/SEPARATION PRODUCTS — 0.0%
Pall Corp.	1,800	75,510

FINANCE-AUTO LOANS — 0.1%
AmeriCredit Corp.†	4,600	116,058

FINANCE-COMMERCIAL — 0.1%
CIT Group, Inc.	1,700	101,405

FINANCE-CREDIT CARD — 0.0%
Advanta Corp., Class B	600	27,492

FINANCE-INVESTMENT BANKER/BROKER — 5.1%
Citigroup, Inc.	73,200	3,924,984
Goldman Sachs Group, Inc.	6,300	1,377,243
J.P. Morgan Chase & Co.	62,400	3,251,040
Merrill Lynch & Co., Inc.	16,700	1,506,841
Morgan Stanley	19,200	1,612,992
Piper Jaffray Cos., Inc.†	400	25,524

		11,698,624

FINANCE-MORTGAGE LOAN/BANKER — 1.2%
Countrywide Financial Corp.	18,400	682,272
Fannie Mae	20,900	1,231,428
Freddie Mac	12,300	796,794

		2,710,494

FINANCIAL GUARANTEE INSURANCE — 0.3%
Ambac Financial Group, Inc.	1,000	91,800
Assured Guaranty, Ltd.	700	19,747

MBIA, Inc.	1,400	97,384
MGIC Investment Corp.	1,200	73,932
PMI Group, Inc.	2,300	111,481
Radian Group, Inc.	2,800	162,708

		557,052

FOOD-BAKING — 0.0%
Flowers Foods, Inc.	700	21,833

FOOD-CONFECTIONERY — 0.0%
J. M. Smucker Co.	1,100	61,402

FOOD-DAIRY PRODUCTS — 0.0%
Dean Foods Co.†	1,800	65,574

FOOD-MEAT PRODUCTS — 0.0%
Tyson Foods, Inc., Class A	3,500	73,360

FOOD-MISC. — 1.6%
Campbell Soup Co.	9,700	379,270
ConAgra Foods, Inc.	24,500	602,210
General Mills, Inc.	6,100	365,390
H.J. Heinz Co.	12,400	584,164
Kellogg Co.	7,900	417,989
Kraft Foods, Inc., Class A	29,900	1,000,753
Ralcorp Holdings, Inc.†	400	26,324
Sara Lee Corp.	19,800	324,918

		3,701,018

FOOD-RETAIL — 0.8%
Ingles Markets, Inc., Class A	600	21,576
Safeway, Inc.	22,300	809,490
The Kroger Co.	36,500	1,077,115

		1,908,181

FOOD-WHOLESALE/DISTRIBUTION — 0.0%
Performance Food Group Co.†	800	25,000

FOOTWEAR & RELATED APPAREL — 0.0%
Deckers Outdoor Corp.†	300	22,719
Wolverine World Wide, Inc.	800	22,864

		45,583

FUNERAL SERVICES & RELATED ITEMS — 0.0%
Stewart Enterprises, Inc., Class A	2,900	21,808

GAS-DISTRIBUTION — 0.3%
Atmos Energy Corp.	1,900	60,268
Nicor, Inc.	1,100	56,364
Northwest Natural Gas Co.	500	25,405
ONEOK, Inc.	1,600	77,456
Sempra Energy	5,300	336,444
South Jersey Industries, Inc.	600	23,562
Southwest Gas Corp.	600	22,734
UGI Corp.	600	17,016
WGL Holdings, Inc.	700	23,688

		642,937

HEALTH CARE COST CONTAINMENT — 0.5%
Healthspring, Inc.†	1,000	23,520
McKesson Corp.	20,300	1,194,249

		1,217,769

HOME FURNISHINGS — 0.0%
Tempur-Pedic International, Inc.	2,000	51,940

HOSPITAL BEDS/EQUIPMENT — 0.0%
Kinetic Concepts, Inc.†	1,200	60,000

HOTEL/MOTEL — 0.0%
Wyndham Worldwide Corp.	2,300	79,580

HUMAN RESOURCES — 0.1%
Administaff, Inc.	900	29,871
Emergency Medical Services Corp. Class A	900	30,132
Heidrick & Struggles International, Inc.†	500	23,590
Kelly Services, Inc., Class A	700	20,090
Korn/Ferry International†	1,000	23,570
Labor Ready, Inc.†	1,200	26,040
Manpower, Inc.	1,300	104,325
MPS Group, Inc.†	1,600	21,904

		279,522

IDENTIFICATION SYSTEMS — 0.0%
Paxar Corp.†	100	3,001

INDEPENDENT POWER PRODUCERS — 0.1%
Mirant Corp.†	2,400	107,688
NRG Energy, Inc.†	1,300	102,648

		210,336

INDUSTRIAL AUTOMATED/ROBOTIC — 0.0%
Cognex Corp.	700	15,085

INSTRUMENTS-CONTROLS — 0.1%
Mettler Toledo International, Inc.†	700	68,334
Woodward Governor Co.	800	39,480

		107,814

INSTRUMENTS-SCIENTIFIC — 0.1%
Dionex Corp.†	300	20,700
FEI Co.†	600	22,320
PerkinElmer, Inc.	2,400	58,080
Varian, Inc.†	400	23,184

		124,284

INSURANCE BROKER — 0.0%
Hilb Rogal and Hobbs Co.	500	21,725

INSURANCE-LIFE/HEALTH — 1.3%
CIGNA Corp.	5,300	824,627
Delphi Financial Group, Inc., Class A	500	21,350
FBL Financial Group, Inc., Class A	500	19,370
Genworth Financial, Inc., Class A	17,800	649,522
Nationwide Financial Services, Inc., Class A	1,100	62,843
Principal Financial Group	18,800	1,193,612
Reinsurance Group of America, Inc.	900	56,079
The Phoenix Cos., Inc.	1,500	22,350
Universal American Financial Corp.†	800	14,848

		2,864,601

INSURANCE-MULTI-LINE — 1.6%
ACE, Ltd.	1,100	65,406
Alfa Corp.	10	179
Allstate Corp.	22,700	1,414,664
American Financial Group, Inc.	1,500	52,905
Assurant, Inc.	2,000	115,060
CNA Financial Corp.†	4,700	219,349

Horace Mann Educators Corp.	900	18,936
Loews Corp.	15,800	747,656
MetLife, Inc.	8,300	545,310
XL Capital, Ltd., Class A	5,300	413,294

		3,592,759

INSURANCE-PROPERTY/CASUALTY — 1.0%
Chubb Corp.	13,200	710,556
CNA Surety Corp.†	700	14,448
Commerce Group, Inc.	800	26,088
Fidelity National Title Group, Inc., Class A	3,000	76,470
First American Corp.	1,300	66,950
Infinity Property & Casualty Corp.	500	23,255
LandAmerica Financial Group, Inc.	300	24,105
Midland Co.	100	4,389
Ohio Casualty Corp.	800	25,312
ProAssurance Corp.†	400	21,536
RLI Corp.	400	22,276
SAFECO Corp.	1,200	80,088
The Travelers Cos., Inc.	21,500	1,163,150
United America Indemnity, Ltd. Class A	800	19,984

		2,278,607

INSURANCE-REINSURANCE — 0.1%
IPC Holdings, Ltd.	800	23,984
Max Re Capital, Ltd.	900	24,120
PartnerRe, Ltd.	600	43,212
Platinum Underwriters Holdings, Ltd.	700	23,954

		115,270

INTERNET CONNECTIVITY SERVICES — 0.0%
Cogent Communications Group, Inc.†	1,000	25,460

INTERNET INCUBATORS — 0.0%
CMGI, Inc.†	10,700	22,470

INTERNET INFRASTRUCTURE SOFTWARE — 0.0%
TIBCO Software, Inc.†	2,600	23,712

INTERNET SECURITY — 0.4%
McAfee, Inc.†	3,000	97,470
Symantec Corp.†	41,000	721,600
VeriSign, Inc.†	3,100	84,785

		903,855

INVESTMENT COMPANIES — 0.0%
Ares Capital Corp.	100	1,796

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.6%
Ameriprise Financial, Inc.	18,600	1,106,142
BlackRock, Inc.	1,200	179,640
GAMCO Investors, Inc., Class A	100	4,562
Janus Capital Group, Inc.	3,100	77,562

		1,367,906

LASERS-SYSTEM/COMPONENTS — 0.0%
Cymer, Inc.†	800	32,408
II-VI, Inc.†	900	24,381
Rofin-Sinar Technologies, Inc.†	400	26,512

		83,301

MACHINERY-GENERAL INDUSTRIAL — 0.1%
Applied Industrial Technologies, Inc.	800	21,496
Middleby Corp.†	200	27,456
Sauer-Danfoss, Inc.	800	23,856
Wabtec Corp.	700	26,005

		98,813

MEDICAL INSTRUMENTS — 0.5%
CONMED Corp.†	700	21,224
Edwards Lifesciences Corp.†	1,400	68,600
Medtronic, Inc.	17,800	942,154

		1,031,978

MEDICAL LABS & TESTING SERVICES — 0.1%
Laboratory Corp. of America Holdings†	1,200	94,728

MEDICAL PRODUCTS — 2.0%
Johnson & Johnson	57,400	3,686,228
Mentor Corp.	1,100	42,801
PSS World Medical, Inc.†	1,100	22,110
Viasys Healthcare, Inc.†	700	22,414
Zimmer Holdings, Inc.†	9,100	823,368

		4,596,921

MEDICAL STERILIZATION PRODUCTS — 0.0%
STERIS Corp.	900	23,004

MEDICAL-BIOMEDICAL/GENE — 0.6%
Amgen, Inc.†	19,800	1,269,972
Biogen Idec, Inc.†	1,700	80,257
Invitrogen Corp.†	1,000	65,470
Regeneron Pharmaceuticals, Inc.†	800	21,760

		1,437,459

MEDICAL-DRUGS — 5.5%
Abbott Laboratories	23,100	1,307,922
Bristol-Myers Squibb Co.	27,700	799,422
Eli Lilly & Co.	13,200	780,516
Forest Laboratories, Inc.†	22,300	1,186,583
K-V Pharmaceutical Co., Class A†	500	13,005
King Pharmaceuticals, Inc.†	3,200	65,440
Merck & Co., Inc.	43,500	2,237,640
Pfizer, Inc.	189,000	5,000,940
Schering-Plough Corp.	34,300	1,088,339
Sciele Pharma, Inc.†	1,000	24,720

		12,504,527

MEDICAL-GENERIC DRUGS — 0.0%
Alpharma, Inc., Class A	900	21,870
Par Pharmaceutical Cos., Inc.†	800	21,544
Perrigo Co.	1,300	24,700

		68,114

MEDICAL-HMO — 3.4%
Aetna, Inc.	29,400	1,378,272
AMERIGROUP Corp.†	700	19,691
Coventry Health Care, Inc.†	1,700	98,311
Health Net, Inc.†	1,400	75,684
Humana, Inc.†	2,300	145,452
UnitedHealth Group, Inc.	60,700	3,220,742
WellCare Health Plans, Inc.†	700	56,413
WellPoint, Inc.†	35,400	2,795,538

		7,790,103

MEDICAL-HOSPITALS — 0.0%
Community Health Systems, Inc.†	1,700	62,560

MEDICAL-NURSING HOMES — 0.0%
Kindred Healthcare, Inc.†	700	24,444

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.0%
Apria Healthcare Group, Inc.†	800	25,392

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.1%
AmerisourceBergen Corp.	2,700	134,973

METAL PROCESSORS & FABRICATION — 0.1%
Precision Castparts Corp.	2,000	208,220
Worthington Industries, Inc.	1,000	22,250

		230,470

METAL-ALUMINUM — 0.0%
Century Aluminum Co.†	500	23,655

METAL-COPPER — 0.3%
Southern Copper Corp.	8,900	714,670

METAL-DIVERSIFIED — 0.4%
Freeport-McMoRan Copper & Gold, Inc., Class B	12,200	819,352
Hecla Mining Co.†	1,400	12,334

		831,686

METAL-IRON — 0.0%
Cleveland-Cliffs, Inc.	900	62,361

MOTION PICTURES & SERVICES — 0.0%
Dreamworks Animation SKG, Inc., Class A†	1,700	49,776

MULTIMEDIA — 2.4%
Belo Corp., Class A	1,200	23,124
Entravision Communications Corp., Class A†	2,200	21,582
Journal Communications, Inc., Class A	100	1,349
News Corp.	41,700	933,663
The Walt Disney Co.	66,100	2,312,178
Time Warner, Inc.	66,100	1,363,643
Viacom, Inc., Class B†	19,000	783,750

		5,439,289

NETWORKING PRODUCTS — 2.0%
Cisco Systems, Inc.†	163,900	4,382,686
Juniper Networks, Inc.†	4,500	100,620
Polycom, Inc.†	2,400	79,920

		4,563,226

NON-HAZARDOUS WASTE DISPOSAL — 0.0%
Republic Services, Inc.	2,500	69,825

OFFICE AUTOMATION & EQUIPMENT — 0.5%
IKON Office Solutions, Inc.	2,600	38,896
Xerox Corp.†	64,500	1,193,250

		1,232,146

OFFICE FURNISHINGS-ORIGINAL — 0.1%
Knoll, Inc.	1,000	23,220
Steelcase, Inc. Class A	3,800	74,176

		97,396

OFFICE SUPPLIES & FORMS — 0.0%
ACCO Brands Corp.†	1,000	23,800
John H. Harland Co.	1,100	57,860

		81,660

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.1%
Alberta Clipper Energy, Inc.	4,500	15,853
Anadarko Petroleum Corp.	14,800	690,568
Apache Corp.	9,800	710,500
Berry Petroleum Co., Class A	700	23,842
Chesapeake Energy Corp.	10,100	340,875
Devon Energy Corp.	6,100	444,507
Paramount Resources, Ltd. Class A	5,700	124,538
ProEx Energy, Ltd.	3,100	39,354
TUSK Energy Corp.	29,700	52,181

		2,442,218

OIL COMPANIES-INTEGRATED — 8.8%
Chevron Corp.	66,200	5,149,698
ConocoPhillips	17,000	1,178,950
Exxon Mobil Corp.	132,600	10,525,788
Hess Corp.	9,900	561,825
Marathon Oil Corp.	12,600	1,279,530
Occidental Petroleum Corp.	28,100	1,424,670

		20,120,461

OIL FIELD MACHINERY & EQUIPMENT — 0.3%
National-Oilwell Varco, Inc.†	8,800	746,680

OIL REFINING & MARKETING — 0.6%
Frontier Oil Corp.	1,800	63,594
Holly Corp.	1,300	82,680
Sunoco, Inc.	1,200	90,636
Tesoro Petroleum Corp.	800	96,960
Valero Energy Corp.	14,900	1,046,427

		1,380,297

OIL-FIELD SERVICES — 1.0%
Global Industries, Ltd.†	2,600	53,976
Halliburton Co.	25,600	813,312
Schlumberger, Ltd.	18,300	1,351,089
Tidewater, Inc.	1,900	120,099

		2,338,476

OPTICAL SUPPLIES — 0.0%
Advanced Medical Optics, Inc.†	1,300	52,559

PAPER & RELATED PRODUCTS — 0.2%
International Paper Co.	9,600	362,112
Rock-Tenn Co., Class A	700	26,782

		388,894

PHARMACY SERVICES — 0.4%
Express Scripts, Inc.†	1,000	95,550
Medco Health Solutions, Inc.†	11,600	905,032

		1,000,582

PIPELINES — 0.0%
Copano Energy LLC	100	3,906

POWER CONVERTER/SUPPLY EQUIPMENT — 0.0%
Advanced Energy Industries, Inc.†	1,300	31,850

PRINTING-COMMERCIAL — 0.1%
Consolidated Graphics, Inc.†	300	22,575

R.R. Donnelley & Sons Co.	2,300	92,460

		115,035

PUBLISHING-NEWSPAPERS — 0.2%
Gannett Co., Inc.	6,200	353,772
Tribune Co.	2,300	75,440

		429,212

PUBLISHING-PERIODICALS — 0.0%
Idearc, Inc.	2,100	72,975

QUARRYING — 0.0%
Compass Minerals International, Inc.	600	20,604

REAL ESTATE MANAGEMENT/SERVICES — 0.0%
Jones Lang LaSalle, Inc.	600	64,494
WP Carey & Co. LLC	200	6,850

		71,344

REAL ESTATE OPERATIONS & DEVELOPMENT — 0.0%
Stratus Properties, Inc.	100	3,662

RECYCLING — 0.0%
Metal Management, Inc.	500	24,035

RENTAL AUTO/EQUIPMENT — 0.1%
Avis Budget Group, Inc.†	2,100	59,073
Rent-A-Center, Inc.†	1,700	47,328

		106,401

RESORT/THEME PARK — 0.0%
Vail Resorts, Inc.†	400	22,808

RETAIL-APPAREL/SHOE — 0.7%
Aeropostale, Inc.†	1,300	53,495
American Eagle Outfitters, Inc.	3,000	88,410
Buckle, Inc.	700	24,934
DSW, Inc., Class A†	700	27,132
Gap, Inc.	3,300	59,235
Men’s Wearhouse, Inc.	1,200	51,924
Nordstrom, Inc.	20,600	1,131,352
Payless ShoeSource, Inc.†	1,900	60,610
Ross Stores, Inc.	2,700	89,505
Stage Stores, Inc.†	1,000	22,050

		1,608,647

RETAIL-AUTO PARTS — 0.1%
AutoZone, Inc.†	800	106,432

RETAIL-AUTOMOBILE — 0.0%
Asbury Automotive Group, Inc.†	800	23,016
Sonic Automotive, Inc.	800	22,872

		45,888

RETAIL-BUILDING PRODUCTS — 0.9%
Home Depot, Inc.	37,700	1,427,699
Lowe’s Cos., Inc.	22,700	693,712

		2,121,411

RETAIL-CONSUMER ELECTRONICS — 0.3%
Best Buy Co., Inc.	11,500	536,475
RadioShack Corp.	2,600	75,582

		612,057

RETAIL-DISCOUNT — 1.3%
Big Lots, Inc.†	3,400	109,480
Costco Wholesale Corp.	900	48,213
Dollar Tree Stores, Inc.†	3,100	121,892
Family Dollar Stores, Inc.	3,700	117,808
Target Corp.	13,200	783,684
TJX Cos., Inc.	23,200	647,048
Wal-Mart Stores, Inc.	23,900	1,145,288

		2,973,413

RETAIL-DRUG STORE — 0.2%
CVS Caremark Corp.	14,200	514,608

RETAIL-HAIR SALONS — 0.0%
Regis Corp.	600	22,938

RETAIL-MAJOR DEPARTMENT STORES — 0.7%
J.C. Penney Co., Inc.	7,900	624,811
Saks, Inc.†	3,000	62,820
Sears Holdings Corp.	4,400	840,004

		1,527,635

RETAIL-OFFICE SUPPLIES — 0.1%
Office Depot, Inc.†	3,900	131,118

RETAIL-PERFUME & COSMETICS — 0.0%
Sally Beauty Holdings Inc.†	2,400	23,568

RETAIL-REGIONAL DEPARTMENT STORES — 1.2%
Dillard’s, Inc., Class A	1,700	58,871
Federated Department Stores, Inc.	29,000	1,273,680
Kohl’s Corp.†	17,200	1,273,488

		2,606,039

RETAIL-RESTAURANTS — 0.8%
Bob Evans Farms, Inc.	600	22,020
Brinker International, Inc.	2,100	65,310
CBRL Group, Inc.	500	22,290
CEC Entertainment, Inc.†	600	25,002
Chipotle Mexican Grill, Inc., Class B†	800	47,936
CKE Restaurants, Inc.	300	6,093
Domino’s Pizza, Inc.	800	25,800
IHOP Corp.	400	23,568
Jack in the Box, Inc.†	1,000	66,620
McDonald’s Corp.	18,500	893,180
Wendy’s International, Inc.	3,200	120,640
Yum! Brands, Inc.	9,700	600,042

		1,918,501

RUBBER-TIRES — 0.0%
The Goodyear Tire & Rubber Co.†	2,400	79,824

SAVINGS & LOANS/THRIFTS — 0.6%
First Niagara Financial Group, Inc.	600	8,160
Hudson City Bancorp, Inc.	6,000	79,920
MAF Bancorp, Inc.	600	24,090
Provident Financial Services, Inc.	1,300	22,282
Washington Mutual, Inc.	27,000	1,133,460

		1,267,912

SCHOOLS — 0.1%
DeVry, Inc.	1,900	62,681
ITT Educational Services, Inc.†	800	77,768
Strayer Education, Inc.	200	24,868

		165,317

SEMICONDUCTOR EQUIPMENT — 0.5%
Applied Materials, Inc.	39,600	761,112
ATMI, Inc.†	700	21,651
Brooks Automation, Inc.†	1,400	24,458
Entegris, Inc.†	1,900	22,268
KLA-Tencor Corp.	1,200	66,660
MKS Instruments, Inc.†	1,000	26,950
Novellus Systems, Inc.†	2,100	67,977
Teradyne, Inc.†	3,600	62,820
Tessera Technologies, Inc.†	600	25,674
Varian Semiconductor Equipment Associates, Inc.†	1,300	86,268
Verigy, Ltd.†	2,000	50,540

		1,216,378

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 0.4%
Analog Devices, Inc.	20,300	783,986
Micrel, Inc.†	3,400	42,670

		826,656

STEEL-PRODUCERS — 0.8%
Chaparral Steel Co.	1,700	119,850
Nucor Corp.	16,300	1,034,398
Schnitzer Steel Industries, Inc, Class A.	400	20,764
Steel Dynamics, Inc.	1,900	84,189
United States Steel Corp.	5,100	517,854

		1,777,055

TELECOM SERVICES — 0.1%
Embarq Corp.	1,800	108,072
PAETEC Holding Corp.†	2,000	20,860

		128,932

TELECOMMUNICATION EQUIPMENT — 0.1%
Arris Group, Inc.†	2,400	35,568
Avaya, Inc.†	5,900	76,228
CommScope, Inc.†	1,700	79,305
Comtech Telecommunications Corp.†	600	22,710

		213,811

TELEPHONE-INTEGRATED — 3.3%
ALLTEL Corp.	9,100	570,479
AT&T, Inc.	69,600	2,694,912
CenturyTel, Inc.	2,600	119,730
Cincinnati Bell, Inc.†	5,400	27,378
Citizens Communications Co.	5,000	77,850
Qwest Communications International, Inc.†	71,400	634,032
Sprint Nextel Corp.	62,800	1,257,884
Telephone and Data Systems, Inc.	1,700	96,815
Verizon Communications, Inc.	52,700	2,012,086

		7,491,166

TELEVISION — 0.3%
CBS Corp., Class B	21,300	676,701
Lin TV Corp., Class A†	600	9,576
Sinclair Broadcast Group, Inc., Class A	1,500	24,495

		710,772

TOBACCO — 1.6%
Altria Group, Inc.	48,700	3,356,404
Loews Corp. — Carolina Group	1,000	76,530
Universal Corp.	400	25,072
UST, Inc.	1,800	102,024

		3,560,030

TOYS — 0.2%
Hasbro, Inc.	3,200	101,152
Marvel Entertainment, Inc.†	2,500	73,825
Mattel, Inc.	5,200	147,160

		322,137

TRANSPORT-MARINE — 0.1%
Frontline, Ltd.	1,200	45,348
General Maritime Corp.	700	22,449
Gulfmark Offshore, Inc.†	500	23,950
Horizon Lines, Inc. Class A	700	23,807
OMI Corp.	1,100	31,977
Overseas Shipholding Group, Inc.	1,600	113,280

		260,811

TRANSPORT-RAIL — 0.3%
CSX Corp.	11,800	509,406
Kansas City Southern†	1,700	63,155

		572,561

TRANSPORT-SERVICES — 0.3%
Hub Group, Inc., Class A†	800	28,800
Laidlaw International, Inc.	1,700	58,225
United Parcel Service, Inc., Class B	9,000	633,870

		720,895

TRANSPORT-TRUCK — 0.0%
Con-way, Inc.	1,100	60,093
Swift Transportation Co., Inc.†	400	12,512

		72,605

VITAMINS & NUTRITION PRODUCTS — 0.1%
NBTY, Inc.†	1,700	83,997
USANA Health Sciences, Inc.†	300	11,952

		95,949

WATER TREATMENT SYSTEMS — 0.0%
Nalco Holding Co.	2,400	63,792

WEB PORTALS/ISP — 0.8%
Google, Inc.†	3,800	1,791,244
United Online, Inc.	3,500	50,505

		1,841,749

WIRE & CABLE PRODUCTS — 0.0%
Belden CDT, Inc.	1,300	72,644

WIRELESS EQUIPMENT — 1.4%
Motorola, Inc.	107,300	1,859,509
QUALCOMM, Inc.	28,900	1,265,820
RF Micro Devices, Inc.†	3,600	22,500

		3,147,829

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $215,615,526)		223,689,065

Short-Term Investment Securities — 0.1%

TIME DEPOSIT — 0.1%
Euro Time Deposit with State Street Bank & Trust Co. 1.80% due 05/01/07 (cost $256,000)	$256,000	256,000

TOTAL INVESTMENTS (cost $215,871,526) (1)	98.0%	223,945,065
Other assets less liabilities	2.0	4,680,838

NET ASSETS	100.0%	$228,625,903

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis

(2)	Fair Valued Security; See Note 1

(3)	Illiquid

ADR	American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
DAVIS VENTURE VALUE PORTFOLIO
Portfolio of Investments – April 30, 2007
(unaudited)

Common Stock — 98.8%	Shares/ Principal Amount	Value (Note 1)

ADVERTISING SERVICES — 0.3%
WPP Group PLC ADR	105,600	$7,841,856

APPLICATIONS SOFTWARE — 2.1%
Microsoft Corp.	1,861,100	55,721,334

BANKS-COMMERCIAL — 3.4%
Commerce Bancorp, Inc.	416,900	13,941,136
HSBC Holdings PLC(2)	4,013,593	74,126,807

		88,067,943

BANKS-FIDUCIARY — 1.9%
Mellon Financial Corp.	970,700	41,672,151
State Street Corp.	121,100	8,340,157

		50,012,308

BANKS-SUPER REGIONAL — 4.7%
Wachovia Corp.	1,029,164	57,159,769
Wells Fargo & Co.	1,873,550	67,241,709

		124,401,478

BEVERAGES-WINE/SPIRITS — 1.5%
Diageo PLC ADR	453,400	38,266,960

BREWERY — 0.9%
Heineken Holding NV(2)	536,519	24,834,051

BROADCAST SERVICES/PROGRAM — 0.3%
Liberty Media Corp. (Series A)	76,340	8,624,130

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 1.2%
Vulcan Materials Co.	264,300	32,685,981

BUILDING PRODUCTS-CEMENT — 1.3%
Martin Marietta Materials, Inc.	240,200	35,025,964

CABLE TV — 2.4%
Comcast Corp., Special Class A	2,410,200	63,629,280

CELLULAR TELECOM — 0.5%
SK Telecom Co., Ltd. ADR	484,400	12,027,652

COAL — 0.4%
China Coal Energy Co.†(2)	9,350,600	9,144,064

COMMERCIAL SERVICES — 1.2%
Iron Mountain, Inc.†	1,140,500	32,048,050

COMMERCIAL SERVICES-FINANCE — 2.2%
H&R Block, Inc.	1,047,500	23,683,975
Moody’s Corp.	526,600	34,818,792

		58,502,767

COMPUTERS — 1.7%
Dell, Inc.†	1,141,100	28,767,131
Hewlett-Packard Co.	392,900	16,556,806

		45,323,937

CONTAINERS-PAPER/PLASTIC — 1.9%
Sealed Air Corp.	1,547,400	50,909,460

COSMETICS & TOILETRIES — 1.5%
Avon Products, Inc.	315,022	12,537,876
Procter & Gamble Co.	416,800	26,804,408

		39,342,284

DATA PROCESSING/MANAGEMENT — 1.0%
Dun & Bradstreet Corp.	296,700	26,792,010

DIVERSIFIED MANUFACTURED OPERATIONS — 3.9%
Tyco International, Ltd.	3,134,192	102,268,685

DIVERSIFIED MINERALS — 0.3%
BHP Billiton PLC(2)	309,500	6,902,215

DIVERSIFIED OPERATIONS — 0.8%
China Merchants Holdings International Co., Ltd.(2)	4,831,509	21,092,343

E-COMMERCE/PRODUCTS — 1.0%
Amazon.com, Inc.†	412,600	25,304,758

E-COMMERCE/SERVICES — 0.7%
Expedia, Inc.†	141,700	3,346,954
IAC/InterActive Corp.	146,500	5,584,580
Liberty Media Corp., Series A†	380,800	9,531,424

		18,462,958

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.5%
Agilent Technologies, Inc.†	377,570	12,977,081

FINANCE-CREDIT CARD — 5.0%
American Express Co.	2,163,350	131,250,445

FINANCE-INVESTMENT BANKER/BROKER — 7.2%
Citigroup, Inc.	1,126,852	60,421,804
E*TRADE Financial Corp.†	388,000	8,567,040
J.P. Morgan Chase & Co.	1,925,276	100,306,880
Morgan Stanley	227,050	19,074,470

		188,370,194

FINANCIAL GUARANTEE INSURANCE — 0.4%
Ambac Financial Group, Inc.	117,600	10,795,680

FOOD-CONFECTIONERY — 0.7%
Hershey Co.	319,900	17,581,704

FOOD-MISC. — 0.9%
Kraft Foods, Inc., Class A	693,869	23,223,795

HOME DECORATION PRODUCTS — 0.3%
Hunter Douglas NV†(2)	84,587	7,621,100

INSURANCE BROKER — 0.8%
AON Corp.	508,300	19,696,625

INSURANCE-LIFE/HEALTH — 0.5%
Principal Financial Group	152,300	9,669,527
Sun Life Financial, Inc.	90,800	4,299,380

		13,968,907

INSURANCE-MULTI-LINE — 2.4%
Loews Corp.	1,330,600	62,963,992

INSURANCE-PROPERTY/CASUALTY — 3.1%
Chubb Corp.	191,100	10,286,913
Markel Corp.†	5,500	2,524,005
Millea Holdings, Inc.(2)	363,800	13,471,185
Progressive Corp.	2,344,500	54,087,615

		80,369,718

INSURANCE-REINSURANCE — 3.0%
Berkshire Hathaway, Inc., Class A†	666	72,727,200
Berkshire Hathaway, Inc., Class B†	822	2,982,216
Everest Re Group, Ltd.	38,000	3,824,320

		79,533,736

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.1%
Ameriprise Financial, Inc.	498,730	29,659,473

MEDICAL-HMO — 1.3%
UnitedHealth Group, Inc.	620,000	32,897,200

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.8%
Cardinal Health, Inc.	301,400	21,082,930

METAL-DIVERSIFIED — 0.2%
Rio Tinto PLC(2)	102,000	6,218,275

MOTORCYCLE/MOTOR SCOOTER — 1.2%
Harley-Davidson, Inc.	492,600	31,191,432

MULTIMEDIA — 2.6%
Lagardere SCA(2)	318,585	24,987,798
News Corp., Class A	1,940,100	43,438,839

		68,426,637

OIL & GAS DRILLING — 0.9%
Transocean, Inc.†	259,200	22,343,040

OIL COMPANIES-EXPLORATION & PRODUCTION — 5.6%
Canadian Natural Resources, Ltd.	553,700	33,006,057
Devon Energy Corp.	856,552	62,416,944
EOG Resources, Inc.	681,600	50,056,704

		145,479,705

OIL COMPANIES-INTEGRATED — 5.6%
ConocoPhillips	1,535,708	106,501,350
Occidental Petroleum Corp.	804,000	40,762,800

		147,264,150

PHARMACY SERVICES — 0.7%
Express Scripts, Inc.†	184,300	17,609,865

PUBLISHING-NEWSPAPERS — 0.2%
Gannett Co., Inc.	98,500	5,620,410

REAL ESTATE INVESTMENT TRUSTS — 1.6%
General Growth Properties, Inc.	635,622	40,584,465

REAL ESTATE OPERATIONS & DEVELOPMENT — 0.0%
Hang Lung Group, Ltd.	5,000	19,161

RENTAL AUTO/EQUIPMENT — 0.3%
Cosco Pacific, Ltd.(2)	3,214,800	7,749,058

RETAIL-AUTOMOBILE — 0.4%
CarMax, Inc.†	411,660	10,258,567

RETAIL-BEDDING — 0.6%
Bed Bath & Beyond, Inc.†	398,100	16,218,594

RETAIL-BUILDING PRODUCTS — 0.5%
Lowe’s Cos., Inc.	397,400	12,144,544

RETAIL-DISCOUNT — 4.7%
Costco Wholesale Corp.	1,586,100	84,967,377
Wal-Mart Stores, Inc.	780,000	37,377,600

		122,344,977

RETAIL-DRUG STORE — 1.4%
CVS Corp.	992,026	35,951,022

RETAIL-MAJOR DEPARTMENT STORES — 0.5%
Sears Holdings Corp.	73,210	13,976,521

SCHOOL — 0.3%
Apollo Group, Inc., Class A†	164,200	7,766,660

TELECOM SERVICES — 0.4%
Virgin Media, Inc.	449,527	11,341,566

TELEPHONE-INTEGRATED — 1.0%
Sprint Corp.	1,363,400	27,308,902

TOBACCO — 3.8%
Altria Group, Inc.	1,456,725	100,397,487

TRANSPORT-SERVICES — 0.9%
Kuehne & Nagel International AG(2)	118,200	10,804,822
United Parcel Service, Inc., Class B	164,900	11,613,907

		22,418,729

WIRELESS EQUIPMENT — 0.3%
Nokia Oyj ADR	286,200	7,226,550

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $1,571,956,646)		2,589,085,365

Short-Term Investment Securities — 1.2%

COMMERCIAL PAPER — 1.2%
Intesa Funding LLC 5.30% due 05/01/07 (cost $31,698,000)	$31,698,000	31,698,000

TOTAL INVESTMENTS (cost $1,603,654,646) (1)	100.0%	2,620,783,365
Other assets less liabilities	0.0	1,004,122

NET ASSETS	100.0%	$2,621,787,487

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis

(2)	Security was valued using fair value procedures at April 30, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.

ADR	American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
“DOGS” OF WALL STREET PORTFOLIO
Portfolio of Investments – April 30, 2007
(unaudited)

Common Stock — 97.6%	Shares/ Principal Amount	Value (Note 1)

AUTO-CARS/LIGHT TRUCKS — 3.2%
General Motors Corp.	102,784	$3,209,944

BEVERAGES-NON-ALCOHOLIC — 3.4%
Coca-Cola Co.	66,000	3,444,540

BREWERY — 3.1%
Anheuser-Busch Cos., Inc.	63,314	3,114,416

BUILDING-RESIDENTIAL/COMMERICAL — 6.4%
D.R. Horton, Inc.	143,800	3,189,484
KB Home Corp.	73,800	3,255,318

		6,444,802

CHEMICALS-DIVERSIFIED — 6.2%
du Pont (E.I.) de Nemours & Co.	64,294	3,161,336
Rohm & Haas Co.	61,342	3,138,870

		6,300,206

CONSUMER PRODUCTS-MISC. — 3.3%
Kimberly-Clark Corp.	46,121	3,282,432

CONTAINERS-PAPER/PLASTIC — 3.1%
Bemis Co., Inc.	94,693	3,145,702

COSMETICS & TOILETRIES — 3.2%
Colgate-Palmolive Co.	47,500	3,217,650

CRUISE LINES — 3.3%
Carnival Corp.	67,718	3,310,733

DATA PROCESSING/MANAGEMENT — 3.0%
Paychex, Inc.	82,600	3,064,460

DISTRIBUTION/WHOLESALE — 3.2%
Genuine Parts Co.	65,164	3,219,753

DIVERSIFIED MANUFACTURED OPERATIONS — 6.7%
3M Co.	41,705	3,451,923
General Electric Co.	89,696	3,306,194

		6,758,117

ELECTRIC PRODUCTS-MISC. — 3.4%
Emerson Electric Co.	73,974	3,476,038

FINANCE-INVESTMENT BANKER/BROKER — 3.3%
Citigroup, Inc.	61,774	3,312,322

FOOD-CONFECTIONERY — 3.6%
WM Wrigley Jr. Co.	62,379	3,672,876

FOOD-WHOLESALE/DISTRIBUTION — 3.0%
Sysco Corp.	93,660	3,066,428

MEDICAL PRODUCTS — 3.3%
Johnson & Johnson	52,649	3,381,119

MEDICAL-DRUGS — 6.9%
Merck & Co., Inc.	72,233	3,715,665
Pfizer, Inc.	124,915	3,305,251

		7,020,916

OFFICE SUPPLIES & FORMS — 3.0%
Avery Dennison Corp.	49,237	3,062,541

PUBLISHING-NEWSPAPERS — 3.2%
Gannett Co., Inc.	56,222	3,208,027

RETAIL-BUILDING PRODUCTS — 3.2%
Home Depot, Inc.	86,200	3,264,394

RETAIL-RESTAURANTS — 3.4%
McDonald’s Corp.	70,800	3,418,224

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 3.7%
Linear Technology Corp.	100,900	3,775,678

TELEPHONE-INTEGRATED — 6.3%
AT&T, Inc.	81,045	3,138,063
Verizon Communications, Inc.	84,495	3,226,019

		6,364,082

TOBACCO — 3.2%
Altria Group, Inc.	46,579	3,210,225

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $88,689,236)		98,745,625

Repurchase Agreement — 2.4%

State Street Bank & Trust Co., Joint Repurchase Agreement (cost $2,442,000)(2)	$2,442,000	2,442,000

TOTAL INVESTMENTS (cost $91,131,236)(1)	100.0%	101,187,625
Liabilities in excess of other assets	0.0	(6,499)

NET ASSETS	100.0%	$101,181,126

(1)	See Note 4 for cost of investments on a tax basis

(2)	See Note 2 for details of Joint Repurchase Agreements.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
ALLIANCE GROWTH PORTFOLIO
Portfolio of Investments – April 30, 2007
(unaudited)

Common Stock — 99.5%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 5.1%
Boeing Co.	397,100	$36,930,300
Rockwell Collins, Inc.	36,100	2,370,687
Spirit Aerosystems Holdings, Inc., Class A†	239,000	7,559,570

		46,860,557

AGRICULTURAL CHEMICALS — 2.0%
Monsanto Co.	316,600	18,676,234

APPLICATIONS SOFTWARE — 1.2%
Microsoft Corp.	379,400	11,359,236

ATHLETIC FOOTWEAR — 1.0%
NIKE, Inc., Class B	174,000	9,371,640

CABLE TV — 3.0%
Comcast Corp., Class A†	1,036,800	27,371,520

CASINO HOTEL — 0.8%
Las Vegas Sands Corp.†	82,700	7,045,213

CELLULAR TELECOM — 0.8%
America Movil SA de CV, Series L ADR	135,200	7,102,056

COMMERCIAL SERVICES-FINANCE — 1.0%
Moody’s Corp.	143,500	9,488,220

COMPUTER SERVICES — 0.6%
Cognizant Technology Solutions Corp., Class A†	60,700	5,426,580

COMPUTERS — 10.3%
Apple Computer, Inc.†	488,400	48,742,320
Hewlett-Packard Co.	702,500	29,603,350
Sun Microsystems, Inc.†	3,118,600	16,279,092

		94,624,762

COMPUTERS-MEMORY DEVICES — 1.8%
Network Appliance, Inc.†	439,100	16,338,911

COSMETICS & TOILETRIES — 3.4%
Procter & Gamble Co.	488,100	31,389,711

DIVERSIFIED MANUFACTURED OPERATIONS — 1.9%
Honeywell International, Inc.	315,100	17,072,118

E-COMMERCE/SERVICES — 0.9%
eBay, Inc.†	245,800	8,342,452

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 3.8%
Broadcom Corp.†	606,150	19,730,182
NVIDIA Corp.†	456,800	15,024,152

		34,754,334

ELECTRONIC FORMS — 1.4%
Adobe Systems, Inc.†	305,100	12,679,956

ENGINEERING/R&D SERVICES — 0.4%
Fluor Corp.	37,200	3,557,064

FINANCE-INVESTMENT BANKER/BROKER — 10.2%
Credit Suisse Group ADR	342,100	26,854,850
Goldman Sachs Group, Inc.	82,200	17,969,742
J.P. Morgan Chase & Co.	456,600	23,788,860
Merrill Lynch & Co., Inc.	272,200	24,560,606

		93,174,058

FINANCE-OTHER SERVICES — 3.7%
Chicago Merchantile Exchange Holdings, Inc., Class A	51,600	26,664,300
NYSE Euronext†	91,200	7,690,896

		34,355,196

FOOD-CONFECTIONERY — 0.8%
WM Wrigley Jr. Co.	129,800	7,642,624

FOOD-RETAIL — 0.3%
Whole Foods Market, Inc.	59,600	2,788,684

HOTEL/MOTEL — 1.5%
Starwood Hotels & Resorts Worldwide, Inc.	211,400	14,168,028

INDUSTRIAL AUDIO & VIDEO PRODUCTS — 0.2%
Dolby Laboratories, Inc.†	63,300	2,242,086

INTERNET INFRASTRUCTURE SOFTWARE — 1.0%
Akamai Technologies, Inc.†	217,400	9,582,992

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 5.2%
Franklin Resources, Inc.	224,200	29,439,702
Legg Mason, Inc.	183,490	18,200,373

		47,640,075

MEDICAL-BIOMEDICAL/GENE — 1.6%
Celgene Corp.†	59,400	3,632,904
Genentech, Inc.†	135,100	10,806,649

		14,439,553

MEDICAL-DRUGS — 4.4%
Abbott Laboratories	370,300	20,966,386
Merck & Co., Inc.	274,500	14,120,280
Schering-Plough Corp.	161,400	5,121,222

		40,207,888

MEDICAL-GENERIC DRUGS — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	127,600	4,888,356

MEDICAL-HMO — 5.0%
WellPoint, Inc.†	578,200	45,660,454

NETWORKING PRODUCTS — 3.7%
Cisco Systems, Inc.†	1,281,900	34,278,006

OIL-FIELD SERVICES — 3.3%
Baker Hughes, Inc.	138,100	11,101,859
Schlumberger, Ltd.	256,900	18,966,927

		30,068,786

OPTICAL SUPPLIES — 1.8%
Alcon, Inc.	123,400	16,650,362

PHARMACY SERVICES — 0.3%
Medco Health Solutions, Inc.†	37,000	2,886,740

REAL ESTATE MANAGEMENT/SERVICES — 0.7%
CB Richard Ellis Group, Inc., Class A†	178,900	6,055,765

RETAIL-DISCOUNT — 2.1%
Target Corp.	330,300	19,609,911

RETAIL-REGIONAL DEPARTMENT STORES — 1.9%
Kohl’s Corp.†	234,100	17,332,764

RETAIL-RESTAURANTS — 1.1%
McDonald’s Corp.	205,000	9,897,400

THERAPEUTICS — 3.1%
Gilead Sciences, Inc.†	344,100	28,119,852

TOYS — 1.2%
Nintendo Co., Ltd. ADR	278,600	11,157,930

WEB PORTALS/ISP — 5.4%
Google, Inc.†, Class A	105,120	49,551,466

WIRELESS EQUIPMENT — 1.1%
QUALCOMM, Inc.	227,800	9,977,640

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $798,859,713)		913,837,180

Short-Term Investment Securities — 0.2%

TIME DEPOSIT — 0.2%
Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 05/01/07 (cost $2,079,000)	$2,079,000	2,079,000

TOTAL INVESTMENTS (cost $800,938,713)(1)	99.7%	915,916,180
Other assets less liabilities	0.3	2,418,246

NET ASSETS	100.0%	$918,334,426

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GOLDMAN SACHS RESEARCH PORTFOLIO
Portfolio of Investments – April 30, 2007
(unaudited)

Common Stock — 97.7%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 4.3%
Boeing Co.	4,800	$446,400
Empressa Brasileira de Aeronautica SA ADR	4,500	211,095
General Dynamics Corp.	3,700	290,450
Lockheed Martin Corp.	2,400	230,736
Rockwell Collins, Inc.	2,000	131,340

		1,310,021

AEROSPACE/DEFENSE-EQUIPMENT — 1.5%
United Technologies Corp.	6,600	443,058

AGRICULTURAL CHEMICALS — 2.1%
Monsanto Co.	10,800	637,092

APPAREL MANUFACTURER — 1.1%
Polo Ralph Lauren Corp.	3,500	322,385

APPLICATIONS SOFTWARE — 1.8%
Microsoft Corp.	10,300	308,382
Red Hat, Inc.†	9,000	190,260
Salesforce.com, Inc.†	800	33,600

		532,242

AUDIO/VIDEO PRODUCTS — 0.6%
Harman International Industries, Inc.	1,500	182,835

BANKS-FIDUCIARY — 0.8%
Northern Trust Corp.	3,700	232,915

BEVERAGES-NON-ALCOHOLIC — 1.1%
PepsiCo, Inc.	5,000	330,450

CABLE TV — 1.1%
Comcast Corp., Class A†	12,500	330,000

CASINO HOTEL — 0.7%
Las Vegas Sands Corp.†	2,600	221,494

CELLULAR TELECOM — 1.5%
America Movil SA de CV, Series L ADR	4,500	236,385
NII Holdings, Inc.†	2,700	207,225

		443,610

COMMERCIAL SERVICES — 0.8%
Alliance Data Systems Corp.†	3,900	248,274

COMPUTER AIDED DESIGN — 1.0%
Autodesk, Inc.†	7,200	297,144

COMPUTER SERVICES — 2.6%
Affiliated Computer Services, Inc., Class A†	8,600	515,226
Cognizant Technology Solutions Corp., Class A†	2,900	259,260

		774,486

COMPUTERS — 2.6%
Apple Computer, Inc.†	5,400	538,920
Research In Motion, Ltd.†	1,900	250,002

		788,922

COMPUTERS-MEMORY DEVICES — 2.1%
EMC Corp.†	26,900	408,342
Network Appliance, Inc.†	6,100	226,981

		635,323

CONSULTING SERVICES — 1.0%
Corporate Executive Board Co.	5,000	318,200

COSMETICS & TOILETRIES — 1.7%
Procter & Gamble Co.	8,200	527,342

DATA PROCESSING/MANAGEMENT — 1.1%
Automatic Data Processing, Inc.	7,300	326,748

DISTRIBUTION/WHOLESALE — 0.7%
Fastenal Co.	5,300	217,936

DIVERSIFIED MANUFACTURED OPERATIONS — 0.8%
Danaher Corp.	3,300	234,927

E-COMMERCE/SERVICES — 1.9%
eBay, Inc.†	16,800	570,192

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 3.4%
Advanced Micro Devices, Inc.†	9,800	135,436
Broadcom Corp. Class A†	11,400	371,070
Microchip Technology, Inc.	6,500	262,210
SiRF Technology Holdings, Inc.†	4,400	106,744
Texas Instruments, Inc.	4,800	164,976

		1,040,436

ELECTRONIC FORMS — 1.3%
Adobe Systems, Inc.†	9,700	403,132

ENGINEERING/R&D SERVICES — 0.8%
ABB, Ltd.(2)	11,420	228,250

ENTERTAINMENT SOFTWARE — 0.5%
Electronic Arts, Inc.†	2,900	146,189

FINANCE-INVESTMENT BANKER/BROKER — 2.9%
Goldman Sachs Group, Inc.	1,600	349,776
Nomura Holdings, Inc.(2)	7,900	152,152
UBS AG(2)	5,802	376,039

		877,967

FINANCE-OTHER SERVICES — 1.5%
Chicago Merchantile Exchange Holdings, Inc., Class A	900	465,075

FOOD-MISC. — 2.2%
Cadbury Schweppes PLC(2)	13,735	181,200
Nestle SA(2)	1,250	495,223

		676,423

INDUSTRIAL GASES — 1.3%
Praxair, Inc.	6,100	393,755

INSTRUMENTS-SCIENTIFIC — 1.6%
Thermo Fisher Scientific, Inc.†	9,100	473,746

INSURANCE-LIFE/HEALTH — 1.4%
Prudential Financial, Inc.	4,600	437,000

INSURANCE-MULTI-LINE — 0.8%
Hartford Financial Services Group, Inc.	2,300	232,760

INTERNET INFRASTRUCTURE SOFTWARE — 0.7%
F5 Networks, Inc.†	2,700	207,306

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.9%
Franklin Resources, Inc.	1,700	223,227
Legg Mason, Inc.	3,600	357,084

		580,311

MACHINERY-CONSTRUCTION & MINING — 0.3%
Joy Global, Inc.	1,700	86,071

MEDICAL INSTRUMENTS — 0.8%
St. Jude Medical, Inc.†	6,000	256,740

MEDICAL LABS & TESTING SERVICES — 0.9%
Covance, Inc.†	4,300	260,150

MEDICAL PRODUCTS — 1.2%
Henry Schein, Inc.†	3,200	166,816
Varian Medical Systems, Inc.†	4,600	194,166

		360,982

MEDICAL-BIOMEDICAL/GENE — 2.4%
Celgene Corp.†	4,200	256,872
Genentech, Inc.†	3,700	295,963
Genzyme Corp.†	2,600	169,806

		722,641

MEDICAL-DRUGS — 3.8%
Allergan, Inc.	1,800	218,160
Novartis AG(2)	5,402	314,474
Roche Holding AG(2)	2,608	491,973
Shionogi & Co., Ltd.(2)	7,000	136,584

		1,161,191

MEDICAL-HMO — 1.3%
WellPoint, Inc.†	4,800	379,056

NETWORKING PRODUCTS — 3.1%
Cisco Systems, Inc.†	35,500	949,270

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.2%
Range Resources Corp.	3,200	116,960
XTO Energy, Inc.	4,800	260,496

		377,456

OIL COMPANIES-INTEGRATED — 1.2%
Occidental Petroleum Corp.	7,200	365,040

OIL-FIELD SERVICES — 3.5%
Schlumberger, Ltd.	8,600	634,938
Smith International, Inc.	8,200	430,008

		1,064,946

PHARMACY SERVICES — 1.0%
Medco Health Solutions, Inc.†	4,000	312,080

PIPELINES — 0.6%
Kinder Morgan Management LLC†	3,500	185,990

RADIO — 0.7%
XM Satellite Radio Holdings, Inc., Class A†	17,500	204,750

REAL ESTATE MANAGEMENT/SERVICES — 0.6%
CB Richard Ellis Group, Inc., Class A†	5,300	179,405

RETAIL-CONSUMER ELECTRONICS — 0.6%
Best Buy Co., Inc.	4,200	195,930

RETAIL-DISCOUNT — 2.6%
Costco Wholesale Corp.	4,200	224,994
Target Corp.	5,900	350,283
TJX Cos., Inc.	7,200	200,808

		776,085

RETAIL-JEWELRY — 0.6%
Tiffany & Co.	3,600	171,684

RETAIL-MAJOR DEPARTMENT STORES — 1.2%
J.C. Penney Co., Inc.	4,600	363,814

RETAIL-OFFICE SUPPLIES — 1.3%
Staples, Inc.	15,300	379,440

RETAIL-REGIONAL DEPARTMENT STORES — 0.8%
Kohl’s Corp.†	3,100	229,524

RETAIL-RESTAURANTS — 1.1%
Panera Bread Co., Class A†	2,100	116,949
Starbucks Corp.†	6,900	214,038

		330,987

SEMICONDUCTOR EQUIPMENT — 0.6%
ASML Holding NV†	6,700	182,575

SOAP & CLEANING PREPARATION — 1.3%
Reckitt Benckiser PLC(2)	7,182	393,550

TELECOM EQUIPMENT-FIBER OPTICS — 1.6%
Corning, Inc.†	21,000	498,120

TELECOM SERVICES — 1.1%
Amdocs, Ltd.†	9,400	345,450

THERAPEUTICS — 0.8%
Gilead Sciences, Inc.†	2,900	236,988

WEB PORTALS/ISP — 4.6%
Google, Inc., Class A†	1,900	895,622
Yahoo!, Inc.†	17,400	487,896

		1,383,518

WIRELESS EQUIPMENT — 3.7%
American Tower Corp., Class A†	7,600	288,800
Crown Castle International Corp.†	5,600	192,304
QUALCOMM, Inc.	7,700	337,260
Telefonaktiebolaget LM Ericsson ADR	8,100	309,177

		1,127,541

TOTAL INVESTMENTS (cost $28,999,354)(1)	97.7%	29,568,920
Other assets less liabilities	2.3	694,855

NET ASSETS	100.0%	$30,263,775

†	Non-income producing security

(1)	See Note 4 for cost of investment on a tax basis

(2)	Security valued using fair value procedures at April 30, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.

ADR	— American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
Portfolio of Investments – April 30, 2007
(unaudited)

Common Stock — 99.5%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 2.0%
Lockheed Martin Corp.	49,920	$4,799,309

AEROSPACE/DEFENSE-EQUIPMENT — 2.1%
United Technologies Corp.	77,140	5,178,408

AGRICULTURAL CHEMICALS — 1.0%
Monsanto Co.	40,430	2,384,966

ATHLETIC FOOTWEAR — 1.4%
NIKE, Inc., Class B	62,930	3,389,410

AUTO-CARS/LIGHT TRUCKS — 0.6%
Bayerische Motoren Werke AG	22,980	1,419,040

BANKS-FIDUCIARY — 2.8%
State Street Corp.	47,580	3,276,835
The Bank of New York Co., Inc.	89,320	3,615,673

		6,892,508

BANKS-SUPER REGIONAL — 2.8%
Bank of America Corp.	91,270	4,645,643
Wells Fargo & Co.	62,300	2,235,947

		6,881,590

BEVERAGES-NON-ALCOHOLIC — 1.6%
PepsiCo, Inc.	59,052	3,902,747

BEVERAGES-WINE/SPIRITS — 1.5%
Diageo PLC	177,580	3,745,158

CABLE TV — 0.5%
Time Warner Cable, Inc., Class A†	35,000	1,288,700

CASINO SERVICES — 0.5%
International Game Technology	29,130	1,111,018

CHEMICALS-DIVERSIFIED — 0.8%
Rohm & Haas Co.	38,870	1,988,978

COMPUTERS — 0.4%
Dell, Inc.†	34,350	865,964

COMPUTERS-MEMORY DEVICES — 3.0%
EMC Corp.†	384,320	5,833,978
SanDisk Corp.†	36,050	1,566,372

		7,400,350

CONSULTING SERVICES — 0.6%
Accenture Ltd., Class A	35,950	1,405,645

COSMETICS & TOILETRIES — 3.3%
Colgate-Palmolive Co.	43,860	2,971,076
Procter & Gamble Co.	80,700	5,189,817

		8,160,893

CRUISE LINES — 1.0%
Carnival Corp.	49,860	2,437,655

DIVERSIFIED MANUFACTURED OPERATIONS — 2.8%
3M Co.	32,290	2,672,643
Danaher Corp.	30,250	2,153,498
Tyco International, Ltd.	58,970	1,924,191

		6,750,332

ELECTRIC-INTEGRATED — 2.2%
Entergy Corp.	11,160	1,262,642
Exelon Corp.	34,340	2,589,580
FPL Group, Inc.	24,020	1,546,167

		5,398,389

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.7%
Intel Corp.	182,930	3,932,995
Samsung Electronics Co., Ltd. GDR†*	9,051	2,778,657

		6,711,652

ELECTRONIC FORMS — 1.1%
Adobe Systems, Inc.†	66,930	2,781,611

ENTERPRISE SOFTWARE/SERVICE — 1.7%
Oracle Corp.†	221,350	4,161,380

FINANCE-CREDIT CARD — 1.5%
American Express Co.	60,250	3,655,368

FINANCE-INVESTMENT BANKER/BROKER — 6.0%
Charles Schwab Corp.	99,020	1,893,262
Goldman Sachs Group, Inc.	18,330	4,007,121
J.P. Morgan Chase & Co.	121,170	6,312,957
Lehman Brothers Holdings, Inc.	33,120	2,493,274

		14,706,614

FOOD-MISC. — 1.8%
Nestle SA	11,101	4,397,976

GAMBLING (NON-HOTEL) — 0.5%
Ladbrokes PLC	166,334	1,350,868

INDUSTRIAL AUTOMATED/ROBOTIC — 0.9%
Rockwell Automation, Inc.	36,880	2,195,835

INDUSTRIAL GASES — 1.2%
Praxair, Inc.	45,530	2,938,962

INSURANCE-LIFE/HEALTH — 2.9%
Genworth Financial, Inc., Class A	197,190	7,195,463

INSURANCE-MULTI-LINE — 2.4%
ACE, Ltd.	16,790	998,333
MetLife, Inc.	74,120	4,869,684

		5,868,017

INSURANCE-PROPERTY/CASUALTY — 1.2%
The Travelers Cos., Inc.	56,160	3,038,256

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.2%
Franklin Resources, Inc.	21,860	2,870,437

MEDICAL INSTRUMENTS — 1.9%
Boston Scientific Corp.†	66,470	1,026,297
Medtronic, Inc.	70,110	3,710,922

		4,737,219

MEDICAL PRODUCTS — 3.2%
Johnson & Johnson	93,640	6,013,561
Zimmer Holdings, Inc.†	19,120	1,729,977

		7,743,538

MEDICAL-BIOMEDICAL/GENE — 3.0%
Amgen, Inc.†	74,130	4,754,698
Genzyme Corp.†	39,530	2,581,705

		7,336,403

MEDICAL-DRUGS — 6.4%
Abbott Laboratories	86,500	4,897,630
Eli Lilly & Co.	52,350	3,095,455
Roche Holding AG	20,240	3,818,076
Wyeth	67,590	3,751,245

		15,562,406

MEDICAL-GENERIC DRUGS — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	31,410	1,203,317

MULTIMEDIA — 2.6%
News Corp., Class A	78,460	1,756,719
The Walt Disney Co.	85,580	2,993,589
Viacom, Inc., Class B†	39,905	1,646,081

		6,396,389

NETWORKING PRODUCTS — 2.3%
Cisco Systems, Inc.†	209,150	5,592,671

OIL & GAS DRILLING — 3.4%
GlobalSantaFe Corp.	40,460	2,586,608
Noble Corp.	36,640	3,085,454
Transocean, Inc.†	29,410	2,535,142

		8,207,204

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.2%
EOG Resources, Inc.	39,550	2,904,552

OIL COMPANIES-INTEGRATED — 5.2%
Exxon Mobil Corp.	60,160	4,775,501
Hess Corp.	52,500	2,979,375
Total SA ADR	66,620	4,909,228

		12,664,104

OIL FIELD MACHINERY & EQUIPMENT — 0.8%
National-Oilwell Varco, Inc.†	22,900	1,943,065

RETAIL-BUILDING PRODUCTS — 0.6%
Lowe’s Cos., Inc.	48,650	1,486,744

RETAIL-DISCOUNT — 1.3%
Target Corp.	55,080	3,270,100

RETAIL-OFFICE SUPPLIES — 1.4%
Staples, Inc.	135,490	3,360,152

RETAIL-REGIONAL DEPARTMENT STORES — 1.4%
Federated Department Stores, Inc.	75,910	3,333,967

SEMICONDUCTOR EQUIPMENT — 0.5%
Applied Materials, Inc.	68,950	1,325,219

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 0.5%
Marvell Technology Group, Ltd.†	77,050	1,242,817

SOAP & CLEANING PREPARATION — 2.2%
Reckitt Benckiser PLC	96,200	5,271,443

TELECOM SERVICES — 2.0%
Amdocs, Ltd.†	79,030	2,904,352
TELUS Corp.	34,700	1,923,991
TELUS Corp. (Non-Voting Shares)	214	11,434

		4,839,777

THERAPEUTICS — 0.7%
Gilead Sciences, Inc.†	21,850	1,785,582

TOBACCO — 1.6%
Altria Group, Inc.	56,900	3,921,548

TRANSPORT-SERVICES — 0.8%
FedEx Corp.	18,920	1,994,925

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $194,410,688)		243,396,641

Short-Term Investment Securities — 0.5%

COMMERCIAL PAPER — 0.5%
American Express Credit Corp. 5.29% due 05/01/07 (cost $1,250,000)	$1,250,000	1,250,000

TOTAL INVESTMENTS (cost $195,660,688)(1)	100.0%	244,646,641
Other assets less liabilities	0.0	46,841

NET ASSETS	100.0%	$244,693,482

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2007, the aggregate value of these securities was $2,778,657 representing 1.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
PUTNAM GROWTH: VOYAGER PORTFOLIO
Portfolio of Investments – April 30, 2007
(unaudited)

Common Stock — 96.2%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 3.0%
Boeing Co.	21,500	$1,999,500
General Dynamics Corp.	35,300	2,771,050

		4,770,550

BANKS-FIDUCIARY — 1.7%
State Street Corp.	39,700	2,734,139

BEVERAGES-NON-ALCOHOLIC — 1.0%
Coca-Cola Co.	30,800	1,607,452

CABLE TV — 2.4%
Comcast Corp.†	142,100	3,788,386

CELLULAR TELECOM — 1.8%
NII Holdings, Inc.†	37,000	2,839,750

COMPUTER AIDED DESIGN — 1.6%
Autodesk, Inc.†	61,400	2,533,978

COMPUTER SERVICES — 2.3%
Cognizant Technology Solutions Corp.†	41,900	3,745,860

COMPUTERS — 5.3%
Apple Computer, Inc.†	43,700	4,361,260
Hewlett-Packard Co.	55,100	2,321,914
Research In Motion, Ltd.†	14,200	1,868,436

		8,551,610

COMPUTERS-MEMORY DEVICES — 1.6%
Network Appliance, Inc.†	68,600	2,552,606

COSMETICS & TOILETRIES — 1.4%
Procter & Gamble Co.	34,800	2,237,988

DATA PROCESSING/MANAGEMENT — 1.1%
Paychex, Inc.	46,200	1,714,020

DIVERSIFIED MANUFACTURED OPERATIONS — 3.5%
Cooper Industries, Ltd.	62,100	3,090,096
Textron, Inc.	24,100	2,450,247

		5,540,343

E-COMMERCE/SERVICES — 1.7%
eBay, Inc.†	82,500	2,800,050

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.6%
MEMC Electronic Materials, Inc.†	12,300	675,024
NVIDIA Corp.†	60,000	1,973,400

		2,648,424

ELECTRONIC FORMS — 3.5%
Adobe Systems, Inc.†	134,300	5,581,508

ENGINEERING/R&D SERVICES — 1.0%
McDermott International, Inc.†	30,600	1,641,996

FINANCE-CREDIT CARD — 0.9%
American Express Co.	23,500	1,425,745

FINANCE-INVESTMENT BANKER/BROKER — 4.1%
Goldman Sachs Group, Inc.	6,600	1,442,826
J.P. Morgan Chase & Co.	61,500	3,204,150
Lehman Brothers Holdings, Inc.	26,600	2,002,448

		6,649,424

HOTEL/MOTEL — 2.4%
Marriott International, Inc.	84,600	3,824,766

INSTRUMENTS-SCIENTIFIC — 1.6%
Thermo Fisher Scientific, Inc.†	48,600	2,530,116

INSURANCE-MULTI-LINE — 1.2%
MetLife, Inc.	29,400	1,931,580

MACHINERY-FARMING — 1.7%
Deere & Co.	24,500	2,680,300

MEDICAL PRODUCTS — 1.9%
Johnson & Johnson	47,600	3,056,872

MEDICAL-BIOMEDICAL/GENE — 2.2%
Amgen, Inc.†	16,000	1,026,240
Celgene Corp.†	41,800	2,556,488

		3,582,728

MEDICAL-DRUGS — 3.7%
Abbott Laboratories	54,900	3,108,438
Allergan, Inc.	23,300	2,823,960

		5,932,398

MEDICAL-HMO — 3.4%
WellPoint, Inc.†	68,300	5,393,651

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 2.2%
Cardinal Health, Inc.	50,400	3,525,480

METAL PROCESSORS & FABRICATION — 1.4%
Precision Castparts Corp.	21,700	2,259,187

MINING — 2.0%
Goldcorp, Inc.	133,500	3,249,390

MULTIMEDIA — 1.7%
News Corp.	122,000	2,731,580

NETWORKING PRODUCTS — 2.4%
Cisco Systems, Inc.†	141,500	3,783,710

OIL & GAS DRILLING — 3.0%
Transocean, Inc.†	56,300	4,853,060

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.5%
Chesapeake Energy Corp.	70,900	2,392,875

PHARMACY SERVICES — 1.0%
Medco Health Solutions, Inc.†	19,600	1,529,192

PIPELINES — 1.7%
Williams Cos., Inc.	95,200	2,808,400

RENTAL AUTO/EQUIPMENT — 0.8%
Hertz Global Holdings, Inc.†	66,000	1,313,400

RETAIL-BUILDING PRODUCTS — 0.8%
Lowe’s Cos., Inc.	43,900	1,341,584

RETAIL-DISCOUNT — 1.6%
Costco Wholesale Corp.	47,700	2,555,289

RETAIL-DRUG STORE — 3.5%
CVS Corp.	157,100	5,693,304

RETAIL-MAJOR DEPARTMENT STORES — 1.5%
J.C. Penney Co., Inc.	31,100	2,459,699

TELEPHONE-INTEGRATED — 1.7%
AT&T, Inc.	70,900	2,745,248

THERAPEUTICS — 2.2%
Gilead Sciences, Inc.†	42,800	3,497,616

TOBACCO — 1.0%
Loews Corp. — Carolina Group	20,200	1,545,906

WEB PORTALS/ISP — 3.7%
Google, Inc.†	12,600	5,939,388

WIRELESS EQUIPMENT — 4.9%
American Tower Corp.†	58,600	2,226,800

QUALCOMM, Inc.	56,200	2,461,560
Telefonaktiebolaget LM Ericsson ADR	81,200	3,099,404

		7,787,764

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $150,660,711)		154,308,312

Repurchase Agreement — 2.6%

Repurchase agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 04/30/07, to be repurchased 05/01/07 in the amount of $4,260,350 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.50%, due 07/14/28 and having an approximate value of $4,349,651 (cost $4,260,000)	$4,260,000	4,260,000

TOTAL INVESTMENTS (cost $154,920,711)(1)	98.8%	158,568,312
Other assets less liabilities	1.2	1,848,192

NET ASSETS	100.0%	$160,416,504

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
BLUE CHIP GROWTH PORTFOLIO
Portfolio of Investments – April 30, 2007
(unaudited)

Common Stock — 94.4%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 1.7%
Boeing Co.	6,100	$567,300
Spirit Aerosystems Holdings, Inc., Class A†	7,500	237,225

		804,525

AEROSPACE/DEFENSE-EQUIPMENT — 1.4%
United Technologies Corp.	9,700	651,161

AGRICULTURAL CHEMICALS — 1.0%
Monsanto Co.	8,300	489,617

APPLICATIONS SOFTWARE — 3.2%
Microsoft Corp.	50,500	1,511,970

BANKS-FIDUCIARY — 1.0%
The Bank of New York Co., Inc.	11,200	453,376

BEVERAGES-NON-ALCOHOLIC — 2.7%
PepsiCo, Inc.	19,000	1,255,710

CABLE TV — 1.2%
Comcast Corp., Class A†	20,600	549,196

CASINO SERVICES — 0.8%
International Game Technology	10,400	396,656

CELLULAR TELECOM — 1.0%
NII Holdings, Inc.†	6,300	483,525

COAL — 1.2%
Peabody Energy Corp.	11,400	546,972

COMMERCIAL SERVICES — 0.7%
AerCap Holdings NV†	10,900	317,953

COMPUTER AIDED DESIGN — 1.5%
Autodesk, Inc.†	17,200	709,844

COMPUTERS — 4.9%
Apple Computer, Inc.†	8,200	818,360
Hewlett-Packard Co.	13,000	547,820
International Business Machines Corp.	9,400	960,774

		2,326,954

COSMETICS & TOILETRIES — 3.0%
Procter & Gamble Co.	21,900	1,408,389

DISTRIBUTION/WHOLESALE — 1.0%
WESCO International, Inc.†	7,400	467,458

DIVERSIFIED MANUFACTURED OPERATIONS — 6.2%
3M Co.	4,500	372,465
Danaher Corp.	8,300	590,877
Dover Corp.	10,100	486,012
General Electric Co.	40,200	1,481,772

		2,931,126

E-COMMERCE/SERVICES — 1.1%
eBay, Inc.†	15,600	529,464

ELECTRIC PRODUCTS-MISC. — 2.8%
AMETEK, Inc.	21,200	769,136
Emerson Electric Co.	11,900	559,181

		1,328,317

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 3.4%
Intel Corp.	23,100	496,650
Intersil Corp., Class A	18,700	557,073
Texas Instruments, Inc.	15,400	529,298

		1,583,021

ELECTRONIC MEASUREMENT INSTRUMENTS — 1.0%
Agilent Technologies, Inc.†	14,300	491,491

ELECTRONICS-MILITARY — 1.0%
L-3 Communications Holdings, Inc.	5,300	476,629

ENTERPRISE SOFTWARE/SERVICE — 1.1%
Oracle Corp.†	27,000	507,600

ENTERTAINMENT SOFTWARE — 0.9%
Electronic Arts, Inc.†	8,000	403,280

FINANCE-CONSUMER LOANS — 0.9%
SLM Corp.	8,100	436,023

FINANCE-CREDIT CARD — 2.0%
American Express Co.	15,900	964,653

FINANCE-INVESTMENT BANKER/BROKER — 5.6%
Citigroup, Inc.	9,200	493,304
Goldman Sachs Group, Inc.	3,600	786,996
Merrill Lynch & Co., Inc.	7,700	694,771
TD Ameritrade Holding Corp.†	38,700	659,835

		2,634,906

FINANCE-OTHER SERVICES — 0.5%
Nymex Holdings, Inc.†	1,700	220,507

INSTRUMENTS-SCIENTIFIC — 1.0%
Thermo Fisher Scientific, Inc.†	9,300	484,158

INSURANCE-PROPERTY/CASUALTY — 0.4%
OneBeacon Insurance Group, Ltd.	8,200	199,670

MACHINERY-CONSTRUCTION & MINING — 0.9%
Caterpillar, Inc.	6,100	442,982

MACHINERY-GENERAL INDUSTRIAL — 0.8%
IDEX Corp.	7,556	396,463

MEDICAL INSTRUMENTS — 1.7%
Medtronic, Inc.	15,000	793,950

MEDICAL PRODUCTS — 3.2%
Johnson & Johnson	20,200	1,297,244
Varian Medical Systems, Inc.†	5,300	223,713

		1,520,957

MEDICAL-BIOMEDICAL/GENE — 4.0%
Amgen, Inc.†	9,200	590,088
Celgene Corp.†	6,500	397,540
Genentech, Inc.†	5,700	455,943
Genzyme Corp.†	6,900	450,639

		1,894,210

MEDICAL-DRUGS — 1.8%
Abbott Laboratories	5,000	283,100
Allergan, Inc.	1,000	121,200
Novartis AG ADR	7,500	435,675

		839,975

MEDICAL-GENERIC DRUGS — 1.0%
Barr Pharmaceuticals, Inc.†	9,500	459,420

MEDICAL-HMO — 1.8%
UnitedHealth Group, Inc.	15,800	838,348

MULTIMEDIA — 1.5%
News Corp., Class A	32,200	720,958

NETWORKING PRODUCTS — 2.4%
Cisco Systems, Inc.†	41,700	1,115,058

OIL COMPANIES-INTEGRATED — 1.3%
Exxon Mobil Corp.	7,800	619,164

OIL-FIELD SERVICES — 1.4%
Schlumberger, Ltd.	9,000	664,470

RADIO — 0.4%
XM Satellite Radio Holdings, Inc., Class A†	15,800	184,860

RETAIL-BUILDING PRODUCTS — 1.1%
Home Depot, Inc.	13,200	499,884

RETAIL-CONSUMER ELECTRONICS — 1.0%
Best Buy Co., Inc.	9,800	457,170

RETAIL-DISCOUNT — 3.4%
Target Corp.	12,300	730,251
Wal-Mart Stores, Inc.	18,500	886,520

		1,616,771

RETAIL-DRUG STORE — 2.1%
CVS Corp.	27,390	992,614

RETAIL-JEWELRY — 0.5%
Tiffany & Co.	4,800	228,912

RETAIL-OFFICE SUPPLIES — 0.9%
Staples, Inc.	17,800	441,440

RETAIL-REGIONAL DEPARTMENT STORES — 0.8%
Kohl’s Corp.†	5,300	392,412

TELECOM EQUIPMENT-FIBER OPTICS — 1.1%
Corning, Inc.†	20,900	495,748

THERAPEUTICS — 1.2%
Gilead Sciences, Inc.†	6,800	555,696

WEB PORTALS/ISP — 4.2%
Google, Inc., Class A†	2,450	1,154,881
Yahoo!, Inc.†	29,200	818,768

		1,973,649

WIRELESS EQUIPMENT — 1.7%
QUALCOMM, Inc.	18,800	823,440

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $40,213,237)		44,532,702

Repurchase Agreement — 6.5%

State Street Bank & Trust Co., Joint Repurchase Agreement (cost $3,036,000)(2)	$3,036,000	3,036,000

TOTAL INVESTMENTS (cost $43,249,237) (1)	100.9%	47,568,702
Liabilities in excess of other assets	(0.9)	(413,057)

NET ASSETS	100.0%	$47,155,645

†	Non-income producing security

(1)	See Note 4 for cost of investment on a tax basis

(2)	See Note 2 for details of Joint Repurchase Agreement
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
REAL ESTATE PORTFOLIO
Portfolio of Investments – April 30, 2007
(unaudited)

Common Stock — 84.7%	Shares/ Principal Amount	Value (Note 1)

REAL ESTATE INVESTMENT TRUSTS — 58.4%
Alexandria Real Estate Equities, Inc.	188,800	$19,984,480
AMB Property Corp.	68,300	4,160,153
American Campus Communities, Inc.	238,000	7,287,560
Boston Properties, Inc.	128,200	15,071,192
Corporate Office Properties Trust	304,500	14,344,995
Cousins Properties, Inc.	472,200	15,851,754
DCT Industrial Trust, Inc.	420,000	4,716,600
Developers Diversified Realty Corp.	163,986	10,675,489
Duke Realty Corp.	297,400	12,820,914
First Potomac Reality Trust	211,100	5,448,491
General Growth Properties, Inc.	228,452	14,586,660
Gramercy Capital Corp.	146,000	4,728,940
Host Marriott Corp.	352,500	9,038,100
Kimco Realty Corp.	328,360	15,784,265
Public Storage, Inc.	71,000	6,625,720
Regency Centers Corp.	157,300	12,961,520
SL Green Realty Corp.	91,210	12,851,489
Taubman Centers, Inc.	50,200	2,813,710
UDR, Inc.	236,400	7,101,456
Ventas, Inc.	367,000	15,472,720

		212,326,208

REAL ESTATE OPERATIONS & DEVELOPMENT — 17.7%
Brixton PLC(1)	1,498,659	14,251,099
Derwent Valley Holdings PLC(1)	296,050	12,570,377
Forest City Enterprises, Inc.	397,900	26,583,699
Hammerson PLC(1)	159,800	4,834,296
The St. Joe Co.	108,600	6,150,018

		64,389,489

TRANSPORT-MARINE — 2.8%
Alexander & Baldwin, Inc.	190,700	10,192,915

TRANSPORT-RAIL — 5.8%
Burlington Northern Santa Fe Corp.	101,700	8,902,818
Florida East Coast Industries, Inc.	170,600	12,029,006

		20,931,824

TOTAL COMMON STOCK (cost $216,179,466)		307,840,436

Preferred Stock — 0.3%

REAL ESTATE INVESTMENT TRUSTS — 0.3%
Equity Residential Properties, Series D 8.60%	10,000	252,700
Equity Residential Properties, Series E 7.00% (convertible)	13,600	702,576

TOTAL PREFERRED STOCK (cost $657,675)		955,276

Convertible Bonds & Notes — 8.1%

REAL ESTATE INVESTMENT TRUSTS — 8.1%
General Growth Properties, Inc. Senior Notes 3.98% due 04/15/27	$7,720,000	7,536,650
Prologis Senior Notes 2.25% due 04/01/37	8,460,000	8,301,375
SL Green Realty Corp. Senior Notes 3.00% due 03/30/27	510,000	504,900
Vornado Realty Trust Convertible Debentures 3.63% due 11/15/26	13,313,800	13,247,231

TOTAL CONVERTIBLE BONDS & NOTES (cost $29,388,681)		29,590,156

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $246,225,822)		338,385,868

Short-Term Investment Securities — 6.8%

COMMERCIAL PAPER — 6.8%
Intesa Funding LLC 5.23% due 05/01/07	13,000,000	13,000,000
Societe General North America 5.23% due 05/01/07	11,805,000	11,805,000

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $24,805,000)		24,805,000

TOTAL INVESTMENTS (cost $271,030,822)(2)	99.9%	363,190,868
Other assets less liabilities	0.1	434,879

NET ASSETS	100.0%	$363,625,747

(1)	Security was valued using fair value procedures at April 30, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.
See Notes to Financials Statements

SUNAMERICA SERIES TRUST
SMALL COMPANY VALUE PORTFOLIO
Portfolio of Investments – April 30, 2007
(unaudited)

Common Stock — 95.0%	Shares/ Principal Amount	Value (Note 1)

AGRICULTURAL OPERATIONS — 0.4%
Bunge, Ltd.	2,700	$204,552

AIRLINES — 1.0%
Skywest, Inc.	18,700	508,827

APPAREL MANUFACTURER — 0.2%
Gymboree Corp.†	3,100	118,358

AUTO-TRUCK TRAILERS — 1.5%
Wabash National Corp.	49,600	771,776

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.2%
Superior Industries International, Inc.	4,276	97,707

BANKS-COMMERCIAL — 2.2%
Chemical Financial Corp.	10,200	272,646
First Indiana Corp.	8,900	172,838
Peoples Bancorp, Inc.	10,700	268,035
TrustCo Bank Corp. NY	46,900	430,073

		1,143,592

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.4%
Simpson Manufacturing Co., Inc.	7,100	228,407

BUILDING PRODUCTS-DOORS & WINDOWS — 1.6%
Apogee Enterprises, Inc.	34,000	818,720

BUILDING PRODUCTS-LIGHT FIXTURES — 0.8%
Genlyte Group, Inc.†	5,700	444,657

BUILDING PRODUCTS-WOOD — 1.4%
Universal Forest Products, Inc.	15,600	724,776

BUILDING-MAINTENANCE & SERVICES — 1.1%
ABM Industries, Inc.	20,600	579,684

BUILDING-MOBILEHOME/MANUFACTURED HOUSING — 3.8%
MonaCo. Coach Corp.	38,400	588,672
Thor Industries, Inc.	18,300	728,889
Winnebago Industries, Inc.	20,700	663,642

		1,981,203

BUILDING-RESIDENTIAL/COMMERCIAL — 1.9%
M.D.C Holdings, Inc.	6,400	328,064
M/I Homes, Inc.	22,400	665,952

		994,016

CHEMICALS-DIVERSIFIED — 1.1%
Westlake Chemical Corp.	20,700	604,233

CHEMICALS-SPECIALTY — 1.1%
Cabot Corp.	12,700	575,310

COAL — 0.7%
Arch Coal, Inc.	2,600	93,782
CONSOL Energy, Inc.	3,200	133,984
Peabody Energy Corp.	2,700	129,546

		357,312

COATINGS/PAINT — 1.2%
RPM International, Inc.	30,800	655,116

COMPUTERS-INTEGRATED SYSTEMS — 0.5%
Diebold, Inc.	5,500	262,185

CONSUMER PRODUCTS-MISC. — 0.3%
Russ Berrie and Co., Inc.†	12,200	183,366

CONTAINERS-PAPER/PLASTIC — 0.5%
Bemis Co., Inc.	8,500	282,370

DIVERSIFIED MANUFACTURED OPERATIONS — 3.7%
A.O. Smith Corp.	6,700	255,270
Carlisle Cos., Inc.	10,800	444,744
Roper Industries, Inc.	3,000	168,180
Teleflex, Inc.	8,000	574,640
Trinity Industries, Inc.	11,100	515,040

		1,957,874

ELECTRIC-INTEGRATED — 0.5%
Sierra Pacific Resources†	15,000	273,900

ELECTRONIC COMPONENTS-MISC. — 1.2%
Benchmark Electronics, Inc.†	18,300	387,594
Gentex Corp.	12,360	220,008

		607,602

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.7%
OmniVision Technologies, Inc.†	26,700	360,984

ENGINEERING/R&D SERVICES — 0.3%
EMCOR Group, Inc.†	2,200	137,918

ENGINES-INTERNAL COMBUSTION — 0.9%
Briggs & Stratton Corp.	16,700	495,489

ENVIRONMENTAL MONITORING & DETECTION — 1.4%
Mine Safety Appliances Co.	18,100	762,915

FINANCIAL GUARANTEE INSURANCE — 0.1%
PMI Group, Inc.	1,500	72,705

FOOTWEAR & RELATED APPAREL — 0.7%
Timberland Co., Class A†	14,300	369,083

GAS-DISTRIBUTION — 1.7%
Atmos Energy Corp.	9,300	294,996
Energen Corp.	10,600	594,130

		889,126

HOME FURNISHINGS — 4.1%
American Woodmark Corp.	14,500	500,395
Bassett Furniture Industries, Inc.	11,000	155,760
Ethan Allen Interiors, Inc.	13,400	473,020
Hooker Furniture Corp.	27,300	601,419
La-Z-Boy, Inc.	37,100	433,699

		2,164,293

IDENTIFICATION SYSTEMS — 1.4%
Brady Corp., Class A	22,000	722,920

INDUSTRIAL AUTOMATED/ROBOTIC — 0.6%
Nordson Corp.	7,100	325,393

INDUSTRIAL GASES — 1.1%
Airgas, Inc.	13,100	583,605

INSTRUMENTS-CONTROLS — 2.4%
Mettler Toledo International, Inc.†	6,800	663,816
Watts Water Technologies, Inc., Class A	15,200	615,600

		1,279,416

INSURANCE BROKERS — 1.0%
Arthur J. Gallagher & Co.	15,100	422,196
Erie Indemnity Co.	1,800	94,590

		516,786

INSURANCE-LIFE/HEALTH — 1.5%
Protective Life Corp.	10,000	469,000
StanCorp Financial Group, Inc.	6,600	314,160

		783,160

INSURANCE-MULTI-LINE — 0.7%
American National Insurance	2,900	378,508

INSURANCE-PROPERTY/CASUALTY — 0.8%
RLI Corp.	7,800	434,382

INSURANCE-REINSURANCE — 4.2%
Aspen Insurance Holdings, Ltd.	29,400	779,394
IPC Holdings, Ltd.	25,400	761,492
Montpelier Re Holdings, Ltd.	38,200	697,532

		2,238,418

INTERNET INFRASTRUCTURE EQUIPMENT — 1.4%
Avocent Corp.†	26,000	728,260

INTIMATE APPAREL — 1.3%
The Warnaco Group, Inc.†	23,900	675,892

LEISURE PRODUCTS — 0.6%
Brunswick Corp.	9,900	324,324

MACHINE TOOLS & RELATED PRODUCTS — 1.3%
Kennametal, Inc.	9,500	670,320

MACHINERY-CONSTRUCTION & MINING — 0.1%
Astec Industries, Inc.†	1,731	70,452

MACHINERY-ELECTRICAL — 0.2%
Baldor Electric Co.	2,300	90,597

MACHINERY-FARMING — 0.4%
CNH Global NV	4,500	194,805

MACHINERY-GENERAL INDUSTRIAL — 0.2%
Applied Industrial Technologies, Inc.	4,600	123,602

MACHINERY-PUMPS — 1.3%
Graco, Inc.	17,500	691,250

MEDICAL PRODUCTS — 1.0%
West Pharmaceutical Services, Inc.	10,400	517,608

MEDICAL STERILIZATION PRODUCTS — 0.9%
STERIS Corp.	18,900	483,084

METAL PROCESSORS & FABRICATION — 2.7%
CIRCOR International, Inc.	12,300	447,720
Mueller Industries, Inc.	23,700	777,360
Timken Co.	5,400	178,092

		1,403,172

METAL-IRON — 1.3%
Gibraltar Industries, Inc.	30,242	674,396

MISCELLANEOUS MANUFACTURING — 1.0%
AptarGroup, Inc.	7,400	542,050

OIL & GAS DRILLING — 1.4%
Atwood Oceanics, Inc.†	5,400	339,660
Rowan Cos., Inc.	10,300	377,392

		717,052

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.7%
Unit Corp.†	6,700	382,905

OIL FIELD MACHINERY & EQUIPMENT — 0.9%
Lone Star Technologies, Inc.†	7,100	471,511

OIL-FIELD SERVICES — 3.3%
Global Industries, Ltd.†	15,300	317,628
Helix Energy Solutions Group, Inc.†	16,800	642,768
Oil States International, Inc.†	14,500	491,985
Tidewater, Inc.	4,700	297,087

		1,749,468

PAPER & RELATED PRODUCTS — 2.1%
Bowater, Inc.	18,400	402,776
Glatfelter	25,700	384,215
Mercer International, Inc. SBI†	24,800	304,048

		1,091,039

POWER CONVERTER/SUPPLY EQUIPMENT — 0.4%
Powell Industries, Inc.†	6,900	217,281

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Arbor Realty Trust, Inc.	12,500	384,875

RENTAL AUTO/EQUIPMENT — 0.7%
Dollar Thrifty Automotive Group, Inc.†	7,300	342,224

RESEARCH & DEVELOPMENT — 0.1%
Pharmaceutical Product Development, Inc.	1,500	54,105

RETAIL-APPAREL/SHOE — 2.8%
Brown Shoe Co., Inc.	16,200	437,076
Christopher & Banks Corp.	20,300	351,393
Hot Topic, Inc.†	30,100	339,829
Men’s Wearhouse, Inc.	8,500	367,795

		1,496,093

RETAIL-CONVENIENCE STORE — 1.3%
Casey’s General Stores, Inc.	27,800	699,170

RETAIL-DISCOUNT — 1.1%
Tuesday Morning Corp.	42,900	598,884

RETAIL-HAIR SALONS — 1.6%
Regis Corp.	22,000	841,060

RETAIL-HOME FURNISHINGS — 0.2%
Pier 1 Imports, Inc.	12,000	90,600

RETAIL-JEWELRY — 0.3%
Zale Corp.†	4,900	136,759

RETAIL-LEISURE PRODUCTS — 1.0%
West Marine, Inc.†	36,800	540,960

RETAIL-REGIONAL DEPARTMENT STORES — 0.1%
Dillard’s, Inc., Class A	1,100	38,093

RETAIL-RESTAURANTS — 0.3%
Bob Evans Farms, Inc.	4,800	176,160

SEMICONDUCTOR EQUIPMENT — 1.1%
Cohu, Inc.	27,800	572,124

STEEL-PRODUCERS — 5.2%
Gerdau Ameristeel Corp.	55,400	681,420
Reliance Steel & Aluminum Co.	15,400	914,760
Steel Dynamics, Inc.	23,500	1,041,285
United States Steel Corp.	1,000	101,540

		2,739,005

TRANSPORT-MARINE — 2.9%
OMI Corp.	13,900	404,073
Overseas Shipholding Group, Inc.	8,400	594,720
Teekay Shipping Corp.	8,999	536,790

		1,535,583

TRANSPORT-RAIL — 1.7%
Genesee & Wyoming, Inc., Class A†	22,041	599,295
Kansas City Southern Industries, Inc.†	8,100	300,915

		900,210

TRANSPORT-SERVICES — 0.5%
Bristow Group, Inc.†	7,400	278,240

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $43,653,117)		50,133,857

Short-Term Investment Securities — 6.1%

U.S. GOVERNMENT AGENCIES — 6.1%
Federal Home Loan Bank Discount Notes 5.06% due 05/01/07 (cost $3,209,000)	$3,209,000	3,209,000

TOTAL INVESTMENTS (cost $46,862,117) (1)	101.1%	53,342,857
Liabilities in excess of other assets	(1.1)	(574,193)

NET ASSETS	100.0%	$52,768,664

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS MID-CAP GROWTH PORTFOLIO
Portfolio of Investments – April 30, 2007
(unaudited)

Common Stock — 97.8%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 0.8%
Rockwell Collins, Inc.	29,500	$1,937,265

APPAREL MANUFACTURER — 0.9%
Coach, Inc.†	45,700	2,231,531

APPLICATIONS SOFTWARE — 1.0%
Citrix Systems, Inc.†	70,400	2,295,040

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.5%
BorgWarner, Inc.	14,600	1,137,486

BANKS-COMMERCIAL — 0.8%
Zions Bancorp.	22,400	1,832,320

BANKS-FIDUCIARY — 0.5%
Northern Trust Corp.	17,800	1,120,510

CABLE TV — 1.1%
Rogers Communications, Inc., Class B	66,400	2,533,824

CASINO HOTEL — 0.8%
Melco PBL Entertainment Macau, Ltd. ADR†	110,900	1,931,878

CASINO SERVICES — 1.3%
International Game Technology	44,900	1,712,486
Scientific Games Corp., Class A†	42,800	1,424,812

		3,137,298

CELLULAR TELECOM — 1.2%
NII Holdings, Inc.†	36,500	2,801,375

COMMERCIAL SERVICES — 2.9%
Alliance Data Systems Corp.†	49,900	3,176,634
Quanta Services, Inc.†	69,100	1,899,559
Weight Watchers International, Inc.	40,300	1,933,997

		7,010,190

COMPUTER AIDED DESIGN — 1.8%
Ansys, Inc.†	46,400	2,375,680
Autodesk, Inc.†	50,200	2,071,754

		4,447,434

COMPUTER SERVICES — 0.7%
Cognizant Technology Solutions Corp., Class A†	19,500	1,743,300

COMPUTERS-INTEGRATED SYSTEMS — 1.5%
NCR Corp.†	72,800	3,669,120

COMPUTERS-MEMORY DEVICES — 2.2%
Network Appliance, Inc.†	44,900	1,670,729
SanDisk Corp.†	41,000	1,781,450
Seagate Technology	78,900	1,747,635

		5,199,814

CONSULTING SERVICES — 0.6%
Corporate Executive Board Co.	22,900	1,457,356

COSMETICS & TOILETRIES — 0.9%
Bare Escentuals, Inc.†	50,800	2,053,844

DIAGNOSTIC KITS — 0.7%
Idexx Laboratories, Inc.†	18,800	1,695,196

DIALYSIS CENTERS — 1.2%
DaVita, Inc.†	53,700	2,932,557

DISTRIBUTION/WHOLESALE — 0.8%
CDW Corp.	27,400	1,973,074

DIVERSIFIED MANUFACTURED OPERATIONS — 1.9%
Roper Industries, Inc.	82,400	4,619,344

E-COMMERCE/SERVICES — 1.1%
Priceline.com, Inc.†	49,400	2,748,616

E-MARKETING/INFO — 0.7%
Digital River, Inc.†	30,000	1,755,900

ELECTRONIC COMPONENTS-MISC. — 1.1%
Gentex Corp.	147,700	2,629,060

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 3.7%
Altera Corp.†	129,900	2,927,946
Broadcom Corp.†	56,900	1,852,095
Microchip Technology, Inc.	61,300	2,472,842
NVIDIA Corp.	49,100	1,614,899

		8,867,782

ELECTRONIC CONNECTORS — 2.4%
Amphenol Corp., Class A	125,300	4,399,283
Thomas & Betts Corp.†	26,700	1,454,616

		5,853,899

ELECTRONIC FORMS — 0.7%
Adobe Systems, Inc.†	41,700	1,733,052

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.8%
Garmin, Ltd.	33,800	1,966,822

ENTERPRISE SOFTWARE/SERVICE — 0.7%
Sybase, Inc.†	74,200	1,794,898

ENTERTAINMENT SOFTWARE — 1.4%
Activision, Inc.†	172,300	3,446,000

FINANCE-COMMERCIAL — 0.8%
CIT Group, Inc.	32,400	1,932,660

FINANCE-INVESTMENT BANKER/BROKER — 2.3%
E*TRADE Financial Corp.†	82,600	1,823,808
Investment Technology Group, Inc.†	48,800	1,846,592
Lazard, Ltd.	34,500	1,868,175

		5,538,575

FINANCE-OTHER SERVICES — 0.5%
IntercontinentalExchange, Inc.†	9,000	1,143,000

FINANCIAL GUARANTEE INSURANCE — 0.9%
Security Capital Assurance, Ltd.	68,500	2,198,850

FOOD-CONFECTIONERY — 0.6%
WM Wrigley Jr. Co.	26,300	1,548,544

HAZARDOUS WASTE DISPOSAL — 1.0%
Stericycle, Inc.†	28,900	2,518,346

INSURANCE-MULTI-LINE — 0.7%
Hanover Insurance Group, Inc.	34,300	1,576,428

INSURANCE-PROPERTY/CASUALTY — 0.7%
OneBeacon Insurance Group, Ltd.	69,600	1,694,760

INSURANCE-REINSURANCE — 1.1%
Everest Re Group, Ltd.	26,000	2,616,640

INTERNET INFRASTRUCTURE SOFTWARE — 0.4%
Akamai Technologies, Inc.†	23,000	1,013,840

INTERNET SECURITY — 0.8%
CheckFree Corp.†	56,800	1,911,888

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 2.3%
Affiliated Managers Group, Inc.†	11,500	1,352,745
Fortress Investment Group LLC, Class A	45,300	1,314,153
T. Rowe Price Group, Inc.	58,900	2,926,152

		5,593,050

MACHINERY-PRINT TRADE — 0.7%
Zebra Technologies Corp., Class A†	44,300	1,762,697

MEDICAL INFORMATION SYSTEMS — 1.1%
Cerner Corp.†	47,900	2,550,196

MEDICAL LABS & TESTING SERVICES — 0.9%
Covance, Inc.†	34,100	2,063,050

MEDICAL PRODUCTS — 0.7%
Mentor Corp.	42,700	1,661,457

MEDICAL-BIOMEDICAL/GENE — 1.7%
Celgene Corp.†	50,700	3,100,812
Illumina, Inc.†	30,300	988,689

		4,089,501

MEDICAL-DRUGS — 4.6%
Adams Respiratory Therapeutics, Inc.†	58,100	2,179,331
Allergan, Inc.	19,700	2,387,640
Cephalon, Inc.†	15,100	1,202,111
Elan Corp. PLC ADR†	111,300	1,544,844
Forest Laboratories, Inc.†	29,900	1,590,979
Shire PLC ADR	30,200	2,110,678

		11,015,583

MEDICAL-OUTPATIENT/HOME MEDICAL — 1.4%
Lincare Holdings, Inc.†	84,000	3,312,960

METAL PROCESSORS & FABRICATION — 1.1%
Precision Castparts Corp.	25,400	2,644,394

METAL-ALUMINUM — 0.5%
Century Aluminum Co.†	25,700	1,215,867

MOTION PICTURES & SERVICES — 0.9%
Dreamworks Animation SKG, Inc., Class A†	72,000	2,108,160

NETWORKING PRODUCTS — 0.9%
Polycom, Inc.†	62,600	2,084,580

NON-HAZARDOUS WASTE DISPOSAL — 0.8%
Waste Connections, Inc.†	63,400	1,976,178

OFFICE FURNISHINGS-ORIGINAL — 0.8%
Steelcase, Inc. Class A	94,700	1,848,544

OIL & GAS DRILLING — 0.6%
Noble Corp.	16,400	1,381,044

OIL COMPANIES-EXPLORATION & PRODUCTION — 4.2%
Cabot Oil & Gas Corp.	49,400	1,799,148
Forest Oil Corp.†	77,200	2,720,528
Quicksilver Resources, Inc.†	46,300	1,938,118
Southwestern Energy Co.†	46,900	1,969,800
XTO Energy, Inc.	30,500	1,655,235

		10,082,829

OIL FIELD MACHINERY & EQUIPMENT — 1.1%
Cameron International Corp.†	42,100	2,718,397

OIL-FIELD SERVICES — 1.0%
Oceaneering International, Inc.†	51,000	2,424,540

PHARMACY SERVICES — 0.9%
Medco Health Solutions, Inc.†	29,300	2,285,986

PIPELINES — 0.8%
Questar Corp.	20,000	1,942,600

PRIVATE CORRECTIONS — 1.3%
Corrections Corp. of America†	56,000	3,180,800

RETAIL-BOOKSTORE — 0.8%
Barnes & Noble, Inc.	47,800	1,889,534

RETAIL-COMPUTER EQUIPMENT — 1.4%
GameStop Corp., Class A	101,800	3,376,706

RETAIL-DISCOUNT — 0.7%
Dollar Tree Stores, Inc.†	45,200	1,777,264

RETAIL-JEWELRY — 1.0%
Tiffany & Co.	48,900	2,332,041

RETAIL-MAJOR DEPARTMENT STORES — 0.9%
Saks, Inc.†	108,600	2,274,084

RETAIL-OFFICE SUPPLIES — 1.3%
Office Depot, Inc.†	95,000	3,193,900

RETAIL-PET FOOD & SUPPLIES — 0.7%
PETsMART, Inc.	52,800	1,752,432

RETAIL-RESTAURANTS — 2.6%
Burger King Holdings, Inc.	122,900	2,884,463
Panera Bread Co., Class A†	24,600	1,369,974
Tim Hortons, Inc.	61,300	1,932,789

		6,187,226

SCHOOL — 1.0%
ITT Educational Services, Inc.†	25,700	2,498,297

SEMICONDUCTOR EQUIPMENT — 1.0%
KLA-Tencor Corp.	42,700	2,371,985

TELECOM SERVICES — 2.4%
Amdocs, Ltd.†	56,700	2,083,725
NeuStar Inc., Class A†	39,500	1,136,020
Time Warner Telecom, Inc., Class A†	119,900	2,457,950

		5,677,695

TELECOMMUNICATION EQUIPMENT — 1.0%
Harris Corp.	45,600	2,341,560

TRANSACTIONAL SOFTWARE — 1.8%
VeriFone Holdings, Inc.†	124,400	4,390,076

TRANSPORT-MARINE — 0.8%
American Commercial Lines, Inc.†	64,900	1,912,603

VETERINARY DIAGNOSTICS — 1.0%
VCA Antech, Inc.†	60,300	2,377,629

WATER TREATMENT SYSTEMS — 1.1%
Nalco Holding Co.	97,200	2,583,576

WIRE & CABLE PRODUCTS — 2.0%
General Cable Corp.†	84,400	4,847,936

WIRELESS EQUIPMENT — 0.9%
American Tower Corp., Class A†	59,400	2,257,200

X-RAY EQUIPMENT — 0.6%
Hologic, Inc.†	26,700	1,536,585

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $234,933,172)		235,770,058

Repurchase Agreement — 0.7%

Repurchase agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 04/30/07, to be repurchased 05/01/07 in the amount of $1,765,000 and collateralized by Federal Home Loan Mtg. Assoc. Notes, bearing interest at 4.65%, due 10/10/13 and having an approximate value of $1,801,856 (cost $1,765,000)	$1,765,000	1,765,000

TOTAL INVESTMENTS (cost $236,698,172)(1)	98.5%	237,535,058
Other assets less liabilities	1.5	3,599,003

NET ASSETS	100.0%	$241,134,061

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis

ADR	American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH PORTFOLIO
Portfolio of Investments – April 30, 2007
(unaudited)

Common Stock — 81.8%	Shares/ Principal Amount	Value (Note 1)

ADVANCED MATERIALS — 2.0%
Ceradyne, Inc.†	63,700	$3,748,745

AEROSPACE/DEFENSE — 1.4%
Spirit Aerosystems Holdings, Inc., Class A†	85,700	2,710,691

BANKS-COMMERCIAL — 2.3%
SVB Financial Group†	47,000	2,407,340
Whitney Holding Corp.	59,000	1,815,430

		4,222,770

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 1.4%
NCI Building Systems, Inc.†	52,100	2,603,437

BUILDING-MOBILEHOME/MANUFACTURED HOUSING — 2.1%
Williams Scotsman International, Inc.†	177,700	3,914,731

CABLE TV — 1.2%
Time Warner Cable, Inc. Class A†	63,300	2,330,706

CASINO SERVICES — 2.7%
Scientific Games Corp., Class A†	57,600	1,917,504
Shuffle Master, Inc.†	189,200	3,222,076

		5,139,580

COMMERCIAL SERVICES — 0.5%
AerCap Holdings NV†	31,300	913,021

COMMERCIAL SERVICES-FINANCE — 2.7%
Euronet Worldwide, Inc.†	70,300	1,957,855
Jackson Hewitt Tax Service, Inc.	114,800	3,166,184

		5,124,039

DATA PROCESSING/MANAGEMENT — 1.8%
Global Payments, Inc.	87,800	3,334,644

DISTRIBUTION/WHOLESALE — 2.6%
WESCO International, Inc.†	76,200	4,813,554

E-COMMERCE/PRODUCTS — 3.8%
NutriSystem, Inc.†	115,300	7,148,600

ELECTRIC PRODUCTS-MISC. — 1.6%
Molex, Inc.	99,400	2,970,072

ELECTRONIC COMPONENTS-MISC. — 1.2%
Daktronics, Inc.	98,400	2,241,552

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.5%
QLogic Corp.†	56,700	1,013,796

ELECTRONIC CONNECTORS — 0.7%
Thomas & Betts Corp.†	24,700	1,345,656

ELECTRONIC MEASUREMENT INSTRUMENTS — 2.3%
Agilent Technologies, Inc.†	127,300	4,375,301

FINANCE-CONSUMER LOANS — 1.4%
SLM Corp.	49,600	2,669,968

FINANCE-INVESTMENT BANKER/BROKER — 4.3%
optionsXpress Holdings, Inc.	117,300	2,894,964
TD Ameritrade Holding Corp.†	305,300	5,205,365

		8,100,329

FINANCE-OTHER SERVICES — 1.5%
The Nasdaq Stock Market, Inc.†	86,300	2,809,928

FOOD-CONFECTIONERY — 0.8%
The Hershey Co.	25,800	1,417,968

FOOTWEAR & RELATED APPAREL — 1.5%
Steven Madden, Ltd.	95,800	2,850,050

HUMAN RESOURCES — 1.2%
Robert Half International, Inc.	70,000	$2,331,000

INSURANCE-MULTI-LINE — 2.6%
HCC Insurance Holdings, Inc.	159,700	4,896,402

INTERNET CONNECTIVITY SERVICES — 0.7%
NDS Group PLC ADR†	26,500	1,366,605

INTERNET INFRASTRUCTURE EQUIPMENT — 1.5%
Avocent Corp.†	102,000	2,857,020

INTERNET SECURITY — 1.6%
CheckFree Corp.†	89,300	3,005,838

MEDICAL INFORMATION SYSTEMS — 0.5%
Allscripts Heathcare Solutions, Inc.†	36,000	952,200

MEDICAL INSTRUMENTS — 1.2%
ArthroCare Corp.†	55,300	2,281,678

MEDICAL LABS & TESTING SERVICES — 1.0%
Quest Diagnostics, Inc.	38,100	1,862,709

MEDICAL PRODUCTS — 1.2%
Varian Medical Systems, Inc.†	55,200	2,329,992

MEDICAL-BIOMEDICAL/GENE — 0.5%
Genzyme Corp.†	14,200	927,402

MEDICAL-GENERIC DRUGS — 1.8%
Barr Pharmaceuticals, Inc.†	69,300	3,351,348

MEDICAL-HMO — 1.3%
Magellan Health Services, Inc.†	55,500	2,380,950

MEDICAL-HOSPITALS — 1.7%
Health Management Assoc., Inc., Class A	301,300	3,220,897

MUSIC — 1.3%
Warner Music Group Corp.	141,500	2,433,800

PHYSICAL THERAPY/REHABILITATION CENTERS — 3.3%
Healthsouth Corp.†	138,600	2,910,600
Psychiatric Solutions, Inc.†	95,500	3,349,185

		6,259,785

PUBLISHING-NEWSPAPERS — 1.0%
Dow Jones & Co., Inc.	50,900	1,849,197

RESEARCH & DEVELOPMENT — 1.0%
Pharmaceutical Product Development, Inc.	52,900	1,908,103

RETAIL-APPAREL/SHOE — 3.1%
The Children’s Place Retail Stores, Inc.†	83,000	4,388,210
Tween Brands, Inc.†	35,700	1,398,012

		5,786,222

RETAIL-CONSUMER ELECTRONICS — 1.2%
Best Buy Co., Inc.	46,400	2,164,560

RETAIL-OFFICE SUPPLIES — 0.6%
Office Depot, Inc.†	32,400	1,089,288

RETAIL-PETROLEUM PRODUCTS — 1.5%
World Fuel Services Corp.	62,700	2,897,367

RETIREMENT/AGED CARE — 1.7%
Brookdale Senior Living, Inc.	70,200	3,187,782

SEMICONDUCTOR EQUIPMENT — 1.0%
Lam Research Corp.†	34,000	1,828,520

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 0.9%
Intergrated Device Technology, Inc.†	110,200	1,650,796

TELECOM SERVICES — 2.5%
NeuStar Inc., Class A†	164,000	4,716,640

TRANSACTIONAL SOFTWARE — 1.8%
Transaction Systems Architects, Inc.†	105,200	3,337,996

TRANSPORT-SERVICES — 1.7%
UTI Worldwide, Inc.	137,800	3,234,166

TRANSPORT-TRUCK — 1.2%
Forward Air Corp.	76,500	2,334,015

WATER — 0.9%
Aqua America, Inc.	80,100	1,771,011

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $147,148,181)		154,012,427

Repurchase Agreement — 20.3%

UBS Securities, LLC Joint Repurchase Agreement (cost $38,223,000)(2)	$38,223,000	38,223,000

TOTAL INVESTMENTS (cost $185,371,181)(1)	102.1%	192,235,427
Liabilities in excess of other assets	(2.1)	(3,985,961)

NET ASSETS	100.0%	$188,249,466

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis

(2)	See Note 2 for details of Joint Repurchase Agreements.

ADR	— American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GROWTH OPPORTUNITIES PORTFOLIO
Portfolio of Investments – April 30, 2007
(unaudited)

Common Stock — 95.5%	Shares/ Principal Amount	Value (Note 1)

ADVANCED MATERIALS — 0.7%
Ceradyne, Inc.†	9,300	$547,305

ADVERTISING SERVICES — 1.0%
inVentiv Health, Inc.†	19,600	743,820

AEROSPACE/DEFENSE — 0.9%
United Industrial Corp.	12,900	631,068

APPAREL MANUFACTURER — 1.0%
Phillips-Van Heusen Corp.	13,100	732,290

APPLICATIONS SOFTWARE — 1.4%
Applix, Inc.†	13,500	177,525
Nuance Communications, Inc.†	22,200	342,102
Progress Software Corp.†	17,100	515,223

		1,034,850

AUTO-HEAVY DUTY TRUCKS — 0.5%
Force Protection, Inc.†	17,700	384,090

BATTERIES/BATTERY SYSTEMS — 0.6%
Energy Conversion Devices, Inc.†	11,500	407,215

BUILDING-MAINTANCE & SERVICES — 0.5%
ABM Industries, Inc.	13,400	377,076

CASINO SERVICES — 0.7%
Bally Technologies, Inc.†	23,300	545,220

CHEMICALS-DIVERSIFIED — 0.8%
Celanese Corp., Class A	17,600	583,792

CHEMICALS-SPECIALTY — 1.7%
Albemarle Corp.	12,700	539,115
Terra Industries, Inc.†	39,900	703,836

		1,242,951

COMMERCIAL SERVICES — 0.7%
TeleTech Holdings, Inc.†	14,100	531,993

COMMERCIAL SERVICES-FINANCE — 1.6%
Deluxe Corp.	16,000	605,600
Morningstar, Inc.†	10,500	546,735

		1,152,335

COMMUNICATIONS SOFTWARE — 0.5%
Smith Micro Software, Inc.†	23,100	367,059

COMPUTER AIDED DESIGN — 0.5%
Aspen Technology, Inc.†	29,300	397,894

COMPUTER SERVICES — 2.2%
FactSet Research Systems, Inc.	11,000	676,610
Manhattan Associates, Inc.†	12,800	370,176
Syntel, Inc.	15,400	539,924

		1,586,710

COMPUTERS-INTEGRATED SYSTEMS — 1.0%
MICROS Systems, Inc.†	13,500	739,800

CONSULTING SERVICES — 1.5%
Huron Consulting Group, Inc.†	8,800	532,840
Watson Wyatt Worldwide, Inc., Class A	12,000	565,560

		1,098,400

CONTAINERS-METAL/GLASS — 1.6%
Greif, Inc., Class A	9,800	544,880
Silgan Holdings, Inc.	10,600	608,228

		1,153,108

COSMETICS & TOILETRIES — 0.6%
Bare Escentuals, Inc.†	10,300	416,429

DECISION SUPPORT SOFTWARE — 1.2%
Interactive Intelligence, Inc.†	23,600	346,212
SPSS, Inc.†	14,900	546,234

		892,446

DIAGNOSTIC EQUIPMENT — 1.1%
Immucor, Inc.†	24,300	792,909

DISPOSABLE MEDICAL PRODUCTS — 0.5%
Medical Action Industries, Inc.†	14,900	339,422

E-MARKETING/INFO — 2.1%
aQuantive, Inc.†	20,200	618,322
Digital River, Inc.†	9,700	567,741
ValueClick, Inc.†	13,400	383,240

		1,569,303

E-SERVICES/CONSULTING — 1.0%
GSI Commerce, Inc.†	31,600	698,360

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.0%
Amkor Technology, Inc.†	27,000	377,730
Silicon Motion Technology Corp. ADR†	14,000	339,640

		717,370

ELECTRONIC DESIGN AUTOMATION — 0.7%
Ansoft Corp.†	16,800	542,472

ELECTRONIC MEASUREMENT INSTRUMENTS — 1.0%
Itron, Inc.†	11,000	740,740

ENGINEERING/R&D SERVICES — 0.8%
Foster Wheeler, Ltd.†	8,900	612,587

ENTERPRISE SOFTWARE/SERVICE — 2.5%
Advent Software, Inc.†	15,500	520,180
Epicor Software Corp.†	25,400	368,300
Informatica Corp.†	26,300	387,136
Sybase, Inc.†	23,000	556,370

		1,831,986

FINANCE-CREDIT CARD — 0.8%
Advanta Corp., Class B	12,200	559,004

FINANCE-INVESTMENT BANKER/BROKER — 0.7%
Investment Technology Group, Inc.†	14,100	533,544

FIREARMS & AMMUNITION — 0.8%
Smith & Wesson Holding Corp.†	42,000	576,240

FOOTWEAR & RELATED APPAREL — 1.4%
Deckers Outdoor Corp.†	7,800	590,694
Skechers USA, Inc., Class A†	14,900	467,860

		1,058,554

HUMAN RESOURCES — 0.7%
Heidrick & Struggles International, Inc.†	11,600	547,288

INDUSTRIAL AUDIO & VIDEO PRODUCTS — 0.8%
Dolby Laboratories, Inc.†	16,200	573,804

INSTRUMENTS-CONTROLS — 1.4%
Mettler Toledo International, Inc.†	6,100	595,482
Woodward Governor Co.	8,700	429,345

		1,024,827

INSURANCE-PROPERTY/CASUALTY — 2.9%
American Physicians Capital, Inc.†	9,100	359,814
CNA Surety Corp.†	16,500	340,560
Navigators Group, Inc.†	7,000	357,630

SeaBright Insurance Holdings, Inc.†	19,700	365,829
Zenith National Insurance Corp.	15,000	693,750

		2,117,583

INSURANCE-REINSURANCE — 0.8%
Aspen Insurance Holdings, Ltd.	21,100	559,361

INTERNET INFRASTRUCTURE SOFTWARE — 2.1%
F5 Networks, Inc.†	13,000	998,140
TIBCO Software, Inc.†	58,800	536,256

		1,534,396

INTERNET SECURITY — 1.2%
VASCO Data Security International, Inc.†	41,000	876,990

INTIMATE APPAREL — 0.8%
The Warnaco Group, Inc.†	19,600	554,288

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.8%
Affiliated Managers Group, Inc.†	5,100	599,913

MACHINERY-GENERAL INDUSTRIAL — 0.8%
Middleby Corp.†	4,200	576,576

MEDICAL IMAGING SYSTEMS — 0.7%
Vital Images, Inc.†	16,000	493,760

MEDICAL INFORMATION SYSTEMS — 0.7%
Cerner Corp.†	9,600	511,104

MEDICAL INSTRUMENTS — 2.3%
ev3, Inc.†	17,900	319,515
Kyphon, Inc.†	16,000	745,760
Ventana Medical Systems, Inc.†	13,000	631,670

		1,696,945

MEDICAL PRODUCTS — 0.6%
Metabolix, Inc.†	17,400	435,174

MEDICAL-BIOMEDICAL/GENE — 2.4%
Affymetrix, Inc.†	17,900	470,233
InterMune, Inc.†	15,100	436,541
Omrix Biopharmaceuticals, Inc.†	13,300	472,150
Savient Pharmaceuticals, Inc.†	30,300	348,450

		1,727,374

MEDICAL-DRUGS — 2.8%
Adams Respiratory Therapeutics, Inc.†	15,600	585,156
Medicis Pharmaceutical Corp., Class A	11,600	352,640
Sciele Pharma, Inc.†	22,600	558,672
Shire PLC ADR	8,000	559,120

		2,055,588

MEDICAL-HMO — 0.4%
WellCare Health Plans, Inc.†	3,900	314,301

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.7%
LHC Group, Inc.†	20,000	512,000

MOTION PICTURES & SERVICES — 1.2%
Macrovision Corp.†	35,700	866,439

MULTIMEDIA — 0.5%
Meredith Corp.	6,100	353,312

NETWORKING PRODUCTS — 2.1%
Netgear, Inc.†	12,500	420,125
Polycom, Inc.†	21,400	712,620
Switch & Data Facilities Co., Inc.†	20,300	372,099

		1,504,844

OIL REFINING & MARKETING — 0.8%
Alon USA Energy, Inc.	14,700	549,780

OIL-FIELD SERVICES — 2.6%
Core Laboratories NV†	8,600	781,912
Global Industries, Ltd.†	19,700	408,972
Oceaneering International, Inc.†	15,800	751,132

		1,942,016

PHYSICAL THERAPY/REHABILATION CENTERS — 1.1%
Psychiatric Solutions, Inc.†	23,000	806,610

PHYSICIANS PRACTICE MANAGEMENT — 1.0%
Pediatrix Medical Group, Inc.†	12,750	727,388

PRINTING-COMMERCIAL — 0.7%
VistaPrint, Ltd.	13,900	519,582

REAL ESTATE INVESTMENT TRUSTS — 1.0%
Arbor Realty Trust, Inc.	11,900	366,401
Gramercy Capital Corp.	11,000	356,290

		722,691

RECREATIONAL CENTERS — 0.5%
Life Time Fitness, Inc.†	7,200	370,080

RENTAL AUTO/EQUIPMENT — 0.5%
Rent-A-Center, Inc.†	12,200	339,648

RETAIL-APPAREL/SHOE — 1.4%
Aeropostale, Inc.†	13,300	547,295
DSW, Inc., Class A†	13,100	507,756

		1,055,051

RETAIL-BOOKSTORE — 0.5%
Barnes & Noble, Inc.	9,000	355,770

RETAIL-COMPUTER EQUIPMENT — 1.2%
GameStop Corp., Class A	26,900	892,273

RETAIL-PAWN SHOPS — 0.5%
Ezcorp, Inc., Class A†	23,400	354,510

RETAIL-PETROLEUM PRODUCTS — 0.8%
World Fuel Services Corp.	11,900	549,899

RETAIL-RESTAURANTS — 2.2%
CEC Entertainment, Inc.†	12,100	504,207
CKE Restaurants, Inc.	27,900	566,649
Jack in the Box, Inc.†	8,200	546,284

		1,617,140

RETAIL-SPORTING GOODS — 0.7%
Dick’s Sporting Goods, Inc.†	9,100	510,419

SCHOOL — 0.9%
ITT Educational Services, Inc.†	6,600	641,586

SEMICONDUCTOR EQUIPMENT — 3.0%
Tessera Technologies, Inc.†	21,900	937,101
Varian Semiconductor Equipment Associates, Inc.†	10,000	663,600
Verigy, Ltd.†	22,500	568,575

		2,169,276

SOAP & CLEANING PREPARATION — 0.5%
Church & Dwight Co., Inc.	7,500	380,475

TELECOM EQUIPMENT-FIBER OPTICS — 0.7%
C-COR, Inc.†	39,100	481,712

TELECOMMUNICATION EQUIPMENT — 2.2%
Arris Group, Inc.†	39,100	579,462
CommScope, Inc.†	11,000	513,150
Comtech Telecommunications Corp.†	14,700	556,395

		1,649,007

TELEVISION — 1.0%
Sinclair Broadcast Group, Inc., Class A	46,100	752,813

THERAPEUTICS — 0.9%
BioMarin Pharmaceutical, Inc.†	20,400	329,664
United Therapeutics Corp.†	6,000	335,460

		665,124

TOYS — 1.0%
Marvel Entertainment, Inc.†	25,500	753,015

TRANSACTIONAL SOFTWARE — 2.0%
Synchronoss Technologies, Inc.†	37,200	834,768
VeriFone Holdings, Inc.†	18,600	656,394

		1,491,162

TRANSPORT-MARINE — 1.2%
DryShips, Inc.	25,700	909,266

VITAMINS & NUTRITION PRODUCTS — 0.4%
NBTY, Inc.†	6,600	326,106

WEB HOSTING/DESIGN — 1.4%
Equinix, Inc.†	12,200	1,018,334

WEB PORTALS/ISP — 0.5%
GigaMedia, Ltd.†	27,000	380,160

WIRE & CABLE PRODUCTS — 0.8%
General Cable Corp.†	10,400	597,376

WIRELESS EQUIPMENT — 0.2%
Aruba Networks, Inc. †	10,700	146,269

X-RAY EQUIPMENT — 1.0%
Hologic, Inc.†	13,100	753,905

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $64,974,236)		70,002,652

Repurchase Agreement — 5.4%

Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 04/30/07, to be repurchased 05/01/07 in the amount of $3,944,328 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.25%, due 12/11/20 and having an approximate value of $4,027,556 (cost $3,944,000)	$3,944,000	3,944,000

TOTAL INVESTMENTS (cost $68,918,236)(1)	100.9%	$73,946,652
Liabilities in excess of other assets	(0.9)	(661,735)

NET ASSETS	100.0%	$73,284,917

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis

ADR	— American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MARSICO GROWTH PORTFOLIO
Portfolio of Investments – April 30, 2007
(unaudited)

Common Stock — 100%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE — 5.1%
General Dynamics Corp.	33,655	$2,641,918
Lockheed Martin Corp.	51,032	4,906,216

		7,548,134

AGRICULTURAL CHEMICALS — 3.7%
Monsanto Co.	92,894	5,479,817

AGRICULTURAL OPERATIONS — 1.4%
Archer-Daniels-Midland Co.	55,514	2,148,392

AUTO-CARS/LIGHT TRUCKS — 4.8%
Toyota Motor Co. ADR	58,285	7,076,965

BANKS-COMMERCIAL — 3.4%
Industrial & Commercial Bank of China	9,198,000	5,028,247

BANKS-SUPER REGIONAL — 2.9%
Wells Fargo & Co.	121,645	4,365,839

BEVERAGES-NON-ALCOHOLIC — 2.4%
PepsiCo, Inc.	53,813	3,556,501

CABLE TV — 4.0%
Comcast Corp., Class A†	222,949	5,943,820

CASINO HOTELS — 10.3%
Las Vegas Sands Corp.†	53,221	4,533,897
MGM Mirage, Inc.†	71,785	4,827,541
Wynn Resorts, Ltd.†	57,679	5,895,371

		15,256,809

COMPUTERS — 1.2%
Apple Computer, Inc.†	17,614	1,757,977

COSMETICS & TOILETRIES — 2.8%
Procter & Gamble Co.	64,479	4,146,645

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.0%
Intel Corp.	135,314	2,909,251

FINANCE-INVESTMENT BANKER/BROKER — 13.8%
Citigroup, Inc.	65,964	3,536,989
Goldman Sachs Group, Inc.	31,939	6,982,185
Lehman Brothers Holdings, Inc.	67,153	5,055,278
UBS AG	75,202	4,880,610

		20,455,062

MEDICAL-BIOMEDICAL/GENE — 4.9%
Genetech, Inc.†	91,662	7,332,043

MEDICAL-HMO — 8.2%
UnitedHealth Group, Inc.	227,917	12,093,276

NETWORKING PRODUCTS — 4.1%
Cisco Systems, Inc.†	225,012	6,016,821

OIL-FIELD SERVICES — 4.5%
Schlumberger, Ltd.	89,665	6,619,967

REAL ESTATE INVESTMENT TRUST — 1.6%
ProLogis	37,574	2,434,796

RETAIL-BUILDING PRODUCTS — 3.2%
Lowe’s Cos., Inc.	157,393	4,809,930

RETAIL-DISCOUNT — 2.0%
Target Corp	48,911	2,903,846

RETAIL-RESTAURANTS — 2.1%
Starbucks Corp.†	99,747	3,094,152

TRANSPORT-RAIL — 6.2%
Burlington Northern Santa Fe Corp.	52,988	4,638,569
Union Pacific Corp.	40,207	4,593,650

		9,232,219

TRANSPORT-SERVICES — 3.8%
FedEx Corp.	53,562	5,647,577

WEB PORTALS/ISP — 1.6%
Google, Inc., Class A†	4,879	2,299,862

TOTAL INVESTMENTS (cost $110,385,200)(1)	100.0%	148,157,948
Liabilities in excess of other assets	0.0	(25,855)

NET ASSETS	100.0%	$148,132,093

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
TECHNOLOGY PORTFOLIO
Portfolio of Investments – April 30, 2007
(unaudited)

Common Stock — 97.8%	Shares/ Principal Amount	Value (Note 1)

APPLICATIONS SOFTWARE — 4.0%
Citrix Systems, Inc.†	13,200	$430,320
Intuit, Inc.†	8,700	247,515
Microsoft Corp.	11,900	356,286
Nuance Communications, Inc.†	5,600	86,296
Salesforce.com, Inc.†	9,000	378,000

		1,498,417

CABLE TV — 0.5%
NET Servicos de Comunicacao SA ADR	11,900	177,667

CELLULAR TELECOM — 3.1%
Dobson Communications Corp., Class A†	20,100	183,111
Leap Wireless International, Inc.†	2,600	198,458
Millicom International Cellular SA†	4,400	357,500
NII Holdings, Inc.†	5,300	406,775

		1,145,844

COMMERCE — 0.3%
i2 Technologies, Inc.†	3,800	96,748

COMPUTER AIDED DESIGN — 1.5%
Ansys, Inc.†	3,500	179,200
Autodesk, Inc.†	9,100	375,557

		554,757

COMPUTER SERVICES — 5.8%
Cognizant Technology Solutions Corp., Class A†	10,600	947,640
Computer Sciences Corp†	3,100	172,174
DST Systems, Inc.†	5,600	437,080
Electronic Data Systems Corp.	13,200	385,968
Tyler Technologies, Inc.†	18,600	222,270

		2,165,132

COMPUTER SOFTWARE — 0.4%
Double-Take Software, Inc.†	8,700	145,899

COMPUTERS — 4.8%
Apple Computer, Inc.†	5,100	508,980
Hewlett-Packard Co.	8,600	362,404
Research In Motion, Ltd.†	6,800	894,744

		1,766,128

COMPUTERS-INTEGRATED SYSTEMS — 2.9%
Brocade Communications Systems, Inc.†	16,400	160,228
MICROS Systems, Inc.†	3,200	175,360
NCR Corp.†	3,700	186,480
Riverbed Technology, Inc.†	17,000	542,470

		1,064,538

COMPUTERS-MEMORY DEVICES — 3.4%
Network Appliance, Inc.†	16,800	625,128
SanDisk Corp.†	8,200	356,290
Seagate Technology	12,200	270,230

		1,251,648

COMPUTERS-PERIPHERY EQUIPMENT — 0.3%
Logitech International SA†	4,000	107,640

CONSULTING SERVICES — 1.0%
Accenture Ltd., Class A	9,500	371,450

DATA PROCESSING/MANAGEMENT — 0.9%
Fiserv, Inc.†	6,400	340,288

DECISION SUPPORT SOFTWARE — 0.5%
Cognos, Inc.†	2,200	94,842
Wind River Systems, Inc.†	9,000	88,470

		183,312

E-COMMERCE/PRODUCTS — 0.5%
Amazon.com, Inc.†	3,300	202,389

E-COMMERCE/SERVICES — 2.5%
eBay, Inc.†	10,800	366,552
IAC/InterActive Corp.†	9,600	365,952
Priceline.com, Inc.†	3,400	189,176

		921,680

E-SERVICES/CONSULTING — 0.6%
RightNow Technologies, Inc.†	15,300	227,358

ELECTRONIC COMPONENTS-MISC. — 3.2%
AU Optronics Corp. ADR	23,900	380,249
Daktronics, Inc.	18,100	412,318
LG.Philips LCD Co., Ltd. ADR†	19,600	396,116

		1,188,683

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 9.4%
Advanced Analogic Technologies, Inc.†	15,700	127,327
Advanced Micro Devices, Inc†	10,100	139,582
Broadcom Corp.†	9,000	292,950
Intersil Corp., Class A	16,400	488,556
MEMC Electronic Materials, Inc.†	15,000	823,200
MIPS Technologies, Inc.†	27,100	232,518
MoSys, Inc.†	38,500	334,565
NVIDIA Corp.†	23,100	759,759
SiRF Technology Holdings, Inc.†	7,000	169,820
Texas Instruments, Inc.	4,000	137,480

		3,505,757

ELECTRONIC DESIGN AUTOMATION — 1.0%
Cadence Design Systems, Inc.†	16,700	370,740

ELECTRONIC FORMS — 1.0%
Adobe Systems, Inc.†	8,800	365,728

ELECTRONIC MEASUREMENT INSTRUMENTS — 1.0%
Garmin, Ltd.	6,700	389,873

ELECTRONIC PARTS DISTRIBUTION — 0.5%
Avnet, Inc.†	4,700	192,230

ENTERPRISE SOFTWARE/SERVICE — 4.6%
BMC Software, Inc.†	9,700	313,989
Business Objects SA ADR†	12,100	453,871
CA, Inc.	15,600	425,256
Concur Technologies, Inc.†	8,800	156,376
Oracle Corp.†	20,100	377,880

		1,727,372

ENTERTAINMENT SOFTWARE — 0.7%
Activision, Inc.†	4,000	80,000
THQ, Inc.†	5,200	173,524

		253,524

IDENTIFICATION SYSTEMS — 0.5%
Cogent, Inc.†	13,800	193,752

INSTRUMENTS-SCIENTIFIC — 0.5%
Thermo Fisher Scientific, Inc.†	3,800	197,828

INTERNET APPLICATION SOFTWARE — 1.0%
Vocus, Inc.†	15,800	355,342

INTERNET CONNECTIVITY SERVICES — 0.8%
Cogent Communications Group, Inc.†	11,600	295,336

INTERNET CONTENT-INFORMATION/NEWS — 1.8%
The Knot, Inc.†	30,900	659,097

INTERNET INFRASTRUCTURE SOFTWARE — 0.4%
RADVision, Ltd.†	7,500	165,825

INTERNET SECURITY — 2.9%
Check Point Software Technologies†	7,100	167,205
McAfee, Inc.†	6,700	217,683
Symantec Corp.†	17,500	308,000
VeriSign, Inc.†	13,700	374,695

		1,067,583

MEDICAL INSTRUMENTS — 0.2%
Kyphon, Inc.†	2,000	93,220

NETWORKING PRODUCTS — 1.7%
Atheros Communications, Inc.†	23,000	616,170

OFFICE AUTOMATION & EQUIPMENT — 1.7%
Canon, Inc. ADR	6,500	365,300
Xerox Corp.†	15,100	279,350

		644,650

SEMICONDUCTOR EQUIPMENT — 7.5%
ASML Holding NV†	19,600	534,100
ATMI, Inc.†	19,200	593,856
Lam Research Corp.†	11,300	607,714
Tessera Technologies, Inc.†	8,200	350,878
Verigy, Ltd.†	27,100	684,817

		2,771,365

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 3.3%
Hitte Microwave Corp.†	4,800	216,864
Marvell Technology Group, Ltd.†	17,000	274,210
Maxim Integrated Products, Inc.	11,200	355,264
Siliconware Precision Industries Co. ADR	37,600	364,720

		1,211,058

STEEL-PRODUCER — 0.5%
Carpenter Technology Corp.	1,500	182,055

TELECOM EQUIPMENT-FIBER OPTICS — 0.9%
Corning, Inc.†	14,900	353,428

TELECOM SERVICES — 1.2%
Knology, Inc.†	11,800	215,468
Tele2 AB, Class B(2)	13,100	224,012

		439,480

TELECOMMUNICATION EQUIPMENT — 2.5%
Comverse Technology, Inc.†	7,600	172,368
Harris Corp.	9,300	477,555
Sirenza Microdevices, Inc.†	29,300	266,923

		916,846

THEATER — 0.8%
National CineMedia, Inc.†	11,000	289,190

TOYS — 1.0%
Nintendo Co., Ltd.(2)	1,200	373,333

TRANSACTIONAL SOFTWARE — 0.3%
Transaction Systems Architects, Inc.†	3,000	95,190

WEB HOSTING/DESIGN — 0.7%
Equinix, Inc.†	3,200	267,104

WEB PORTALS/ISP — 2.5%
Google, Inc., Class A†	1,600	754,208
Yahoo!, Inc.†	5,700	159,828

		914,036

WIRELESS EQUIPMENT — 10.7%
American Tower Corp., Class A†	15,500	589,000
Crown Castle International Corp.†	7,000	240,380
Nokia Oyj ADR	69,900	1,764,975
QUALCOMM, Inc.	13,100	573,780
SBA Communcations Corp.† Class A	13,000	382,460
Telefonaktiebolaget LM Ericsson ADR	11,200	427,504

		3,978,099

TOTAL INVESTMENTS (cost $35,673,332)(1)	97.8%	36,294,789
Other assets less liabilities	2.2	819,542

NET ASSETS	100.0%	$37,114,331

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

(2)	Security was valued using fair value procedures at April 30, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.

ADR	— American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SMALL & MID CAP VALUE PORTFOLIO
Portfolio of Investments – April 30, 2007
(unaudited)

Common Stock — 95.3%	Shares/ Principal Amount	Value (Note 1)

AEROSPACE/DEFENSE-EQUIPMENT — 1.2%
Goodrich Corp.	78,000	$4,433,520

AIRLINES — 1.3%
Alaska Air Group, Inc.†	75,400	2,231,840
Continental Airlines, Inc., Class B†	75,300	2,752,968

		4,984,808

APPAREL MANUFACTURERS — 1.3%
Liz Claiborne, Inc.	39,300	1,757,496
VF Corp.	35,565	3,122,963

		4,880,459

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 3.4%
ArvinMeritor, Inc.	268,000	5,534,200
Autoliv, Inc.	31,000	1,802,650
TRW Automotive Holdings Corp.†	152,200	5,640,532

		12,977,382

BANKS-COMMERCIAL — 6.1%
Central Pacific Financial Corp.	107,100	3,679,956
South Financial Group, Inc.	136,000	3,077,680
Susquehanna Bancshares, Inc.	176,700	3,936,876
Trustmark Corp.	109,300	2,908,473
UnionBanCal Corp.	49,500	3,043,260
Webster Financial Corp.	90,000	4,000,500
Whitney Holding Corp.	93,300	2,870,841

		23,517,586

BREWERY — 1.5%
Molson Coors Brewing Co., Class B	62,000	5,845,360

BUILDING-RESIDENTIAL/COMMERICAL — 0.4%
KB Home Corp.	36,446	1,607,633

CHEMICALS-DIVERSIFIED — 2.6%
Celanese Corp., Class A	157,000	5,207,690
Rockwood Holdings, Inc.†	160,000	4,912,000

		10,119,690

CHEMICALS-SPECIALTY — 3.6%
Ashland, Inc.	67,700	4,058,615
Cytec Industries, Inc.	79,500	4,364,550
Lubrizol Corp.	90,000	5,394,600

		13,817,765

COMPUTER SERVICES — 0.6%
Covansys Corp.†	74,000	2,471,600

CONTAINERS-METAL/GLASS — 2.5%
Owens-Illinois, Inc.†	149,800	4,507,482
Silgan Holdings, Inc.	90,400	5,187,152

		9,694,634

DATA PROCESSING/MANAGEMENT — 0.4%
CSG Systems International, Inc.†	57,600	1,542,528

DISTRIBUTION/WHOLESALE — 0.9%
Tech Data Corp.†	39,300	1,396,722
United Stationers, Inc.†	33,750	2,008,800

		3,405,522

DIVERSIFIED MANUFACTURED OPERATIONS — 3.7%
Acuity Brands, Inc.	64,500	3,813,240
Cooper Industries, Ltd. Class A	86,600	4,309,216
SPX Corp.	87,400	6,194,912

		14,317,368

ELECTRIC-INTEGRATED — 4.7%
Allegheny Energy, Inc.†	36,600	1,956,636
Constellation Energy Group, Inc.	24,175	2,154,476
Northeast Utilities	162,000	5,211,540
Puget Energy, Inc.	171,000	4,415,220
Wisconsin Energy Corp.	84,600	4,127,634

		17,865,506

ELECTRONIC COMPONENTS-MISC. — 2.1%
AVX Corp.	49,200	818,688
Celestica, Inc.†	213,600	1,450,344
Sanmina-SCI Corp.†	329,400	1,136,430
Vishay Intertechnology, Inc.†	288,000	4,795,200

		8,200,662

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.5%
Spansion, Inc. Class A†	150,000	1,473,000
Zoran Corp.†	221,800	4,404,948

		5,877,948

ELECTRONIC PARTS DISTRIBUTION — 1.0%
Arrow Electronics, Inc.†	93,500	3,695,120

ENGINES-INTERNAL COMBUSTION — 1.0%
Briggs & Stratton Corp.	135,225	4,012,126

FINANCE-INVESTMENT BANKER/BROKER — 1.0%
AG Edwards, Inc.	50,900	3,687,705

FINANCIAL GUARANTEE INSURANCE — 1.0%
Radian Group, Inc.	65,000	3,777,150

FOOD-MISC. — 1.2%
Corn Products International, Inc.	111,800	4,451,876

FOOD-RETAIL — 1.0%
Ruddick Corp.	124,000	3,723,720

FOOD-WHOLESALE/DISTRIBUTION — 2.3%
Performance Food Group Co.†	148,000	4,625,000
SUPERVALU, Inc.	91,800	4,213,620

		8,838,620

HOME FURNISHINGS — 0.5%
Furniture Brands International, Inc.	129,900	2,088,792

IDENTIFICATION SYSTEMS — 0.6%
Checkpoint Systems, Inc.†	102,800	2,260,572

INDEPENDENT POWER PRODUCER — 1.6%
Reliant Energy, Inc.†	267,200	5,950,544

INSTRUMENTS-SCIENTIFIC — 1.4%
PerkinElmer, Inc.	217,000	5,251,400

INSURANCE-LIFE/HEALTH — 1.2%
StanCorp Financial Group, Inc.	95,600	4,550,560

INSURANCE-MULTI-LINE — 1.2%
Old Republic International Corp.	224,000	4,764,480

INSURANCE-PROPERTY/CASUALTY — 2.8%
Arch Capital Group, Ltd.†	87,200	6,349,904
Fidelity National Title Group, Inc., Class A	178,000	4,537,220

		10,887,124

INSURANCE-REINSURANCE — 3.0%
Aspen Insurance Holdings, Ltd.	146,600	3,886,366
PartnerRe, Ltd.	13,200	950,664
Platinum Underwriters Holdings, Ltd.	151,000	5,167,220

RenaissanceRe Holdings, Ltd.	24,800	1,342,920

		11,347,170

MACHINE TOOLS & RELATED PRODUCTS — 1.5%
Kennametal, Inc.	80,000	5,644,800

MACHINERY-CONSTRUCTION & MINING — 1.2%
Terex Corp.†	57,000	4,437,450

MACHINERY-ELECTRICAL — 1.2%
Regal-Beloit Corp.	97,800	4,510,536

MEDICAL-DRUGS — 0.7%
Endo Pharmaceuticals Holdings, Inc.†	44,936	1,390,320
King Pharmaceuticals, Inc.†	62,100	1,269,945

		2,660,265

MEDICAL-HMO — 0.6%
Molina Healthcare, Inc.†	77,900	2,354,138

MEDICAL-HOSPITALS — 0.5%
Universal Health Services, Inc., Class B	30,500	1,851,960

MEDICAL-NURSING HOMES — 1.7%
Genesis HealthCare Corp.†	58,000	3,712,000
Kindred Healthcare, Inc.†	79,700	2,783,124

		6,495,124

METAL PROCESSORS & FABRICATION — 1.3%
Commercial Metals Co.	56,700	1,901,151
Mueller Industries, Inc.	92,200	3,024,160

		4,925,311

OFFICE AUTOMATION & EQUIPMENT — 1.4%
IKON Office Solutions, Inc.	345,900	5,174,664

OIL & GAS DRILLING — 0.7%
Rowan Cos., Inc.	41,100	1,505,904
Todco†	29,300	1,331,978

		2,837,882

OIL COMPANIES-INTEGRATED — 0.4%
Hess Corp.	29,100	1,651,425

OIL-FIELD SERVICES — 1.2%
Hanover Compressor Co.†	207,400	4,486,062

PRINTING-COMMERCIAL — 0.5%
Quebecor World, Inc.	134,000	1,839,820

REAL ESTATE INVESTMENT TRUSTS — 3.1%
Digital Realty Trust, Inc.	46,300	1,872,835
FelCor Lodging Trust, Inc.	152,200	3,885,666
Highland Hospitality Corp.	110,000	2,095,500
Mid-America Apartment Communities, Inc.	46,500	2,508,675
Strategic Hotel Capital, Inc.	66,000	1,428,900

		11,791,576

RECYCLING — 0.5%
Metal Management, Inc.	42,000	2,018,940

RENTAL AUTO/EQUIPMENT — 1.0%
Avis Budget Group, Inc.†	131,000	3,685,030

RESORT/THEME PARK — 0.5%
Vail Resorts, Inc.†	35,500	2,024,210

RETAIL-APPAREL/SHOE — 0.3%
Charming Shoppes, Inc.†	101,800	1,272,500

RETAIL-AUTOMOBILE — 0.4%
AutoNation, Inc.†	82,492	1,686,136

RETAIL-DRUG STORE — 0.9%
Longs Drug Stores Corp.	65,000	3,558,100

RETAIL-OFFICE SUPPLIES — 0.5%
Office Depot, Inc.†	53,400	1,795,308

RETAIL-RESTAURANTS — 2.1%
Jack in the Box, Inc.†	65,000	4,330,300
Papa John’s International, Inc.†	115,400	3,543,934

		7,874,234

SAVINGS & LOANS/THRIFTS — 2.1%
Astoria Financial Corp.	132,100	3,508,576
Provident Financial Services, Inc.	210,000	3,599,400
Sovereign Bancorp, Inc.	34,300	832,461

		7,940,437

SEMICONDUCTOR EQUIPMENT — 0.5%
Teradyne, Inc.†	115,000	2,006,750

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 0.5%
Siliconware Precision Industries Co. ADR	203,443	1,973,397

STEEL-PRODUCERS — 1.9%
Chaparral Steel Co.	35,900	2,530,950
Steel Dynamics, Inc.	111,600	4,944,996

		7,475,946

TELECOMMUNICATION EQUIPMENT — 1.8%
Andrew Corp.†	260,300	2,842,476
CommScope, Inc.†	85,500	3,988,575

		6,831,051

TOBACCO — 1.4%
Universal Corp.	88,300	5,534,644

TRANSPORT-EQUIPMENT & LEASNG — 1.4%
GATX Corp.	112,200	5,498,922

TRANSPORT-SERVICES — 2.2%
Laidlaw International, Inc.	130,200	4,459,350
Ryder System, Inc.	78,400	4,126,976

		8,586,326

TRANSPORT-TRUCK — 2.7%
Arkansas Best Corp.	67,000	2,639,800
Con-way, Inc.	78,050	4,263,871
Werner Enterprises, Inc.	177,300	3,352,743

		10,256,414

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $302,399,196)		365,526,288

Repurchase Agreement — 4.0%

Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 04/30/07, to be repurchased 05/01/07 in the amount of $15,496,291 and collateralized by $13,050,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 6.63%, due 11/15/30 and having an approximate value of $15,806,682

(cost $15,495,000)		$15,495,000	15,495,000

TOTAL INVESTMENTS (cost $317,894,196)(1)	99.3%		381,021,288
Other assets less liabilities	0.7		2,679,707

NET ASSETS	100.0%		$383,700,995

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
INTERNATIONAL GROWTH AND INCOME PORTFOLIO
Portfolio of Investments – April 30, 2007
(unaudited)

Common Stock — 97.1%	Shares/ Principal Amount	Value (Note 1)(2)

AUSTRALIA — 1.2%
Westpac Banking Corp.	290,983	$6,506,075

AUSTRIA — 1.0%
Voestalpine AG	82,651	5,564,189

BELGIUM — 1.1%
Fortis	127,308	5,701,961

BERMUDA — 0.7%
Great Eagle Holdings, Ltd.	1,038,000	3,814,215

BRAZIL — 0.7%
Petroleo Brasileiro SA ADR	39,257	3,973,986

CANADA — 3.6%
Alcan, Inc.	105,280	6,198,800
Bank of Montreal	128,300	8,029,298
BCE, Inc.	149,500	5,036,314

		19,264,412

CHINA — 1.8%
China Petroleum & Chemical Corp., Class H	6,224,000	5,426,875
Yanzhou Coal Mining Co., Ltd.	4,050,000	4,178,708

		9,605,583

FINLAND — 1.0%
Nokia Oyj	208,268	5,264,929

FRANCE — 9.7%
AXA SA	221,507	10,124,699
BNP Paribas SA	79,883	9,245,139
Peugeot SA	49,900	4,045,500
PPR	25,499	4,420,593
Renault SA	36,958	4,794,802
Societe Generale	53,452	11,313,503
Sodexho Alliance SA†	42,455	3,362,514
Total SA	71,461	5,276,078

		52,582,828

GERMANY — 13.0%
Allianz SE	56,971	12,923,785
BASF AG	53,765	6,380,465
Bayerische Motoren Werke AG	99,812	6,163,500
Deutsche Bank AG	73,976	11,397,727
E.ON AG	55,819	8,402,000
Merck KGaA(1)	21,386	2,847,394
MTU Aero Engines Holding AG	88,229	5,121,558
Praktiker Bau- und Heimwerkermaerkte AG	110,523	4,609,083
RWE AG	46,363	4,901,703
Salzgitter AG	19,731	3,267,178
Wincor Nixdorf AG	45,130	4,409,698

		70,424,091

GREECE — 0.5%
Hellenic Telecommunications Organization SA†	100,867	2,893,764

HONG KONG — 0.7%
Cathay Pacific Airways, Ltd.	1,359,000	3,531,173

INDONESIA — 0.5%
Telekomunikasi Indonesia Tbk PT ADR	61,500	2,824,695

IRELAND — 1.0%
Bank of Ireland (London)	12,038	257,857
Bank of Ireland (Dublin)	243,662	5,256,009

		5,513,866

ITALY — 2.1%
Enel SpA	610,207	6,946,639
Saras SpA†	675,464	4,204,357

		11,150,996

JAPAN — 20.0%
Asahi Kasei Corp.†	998,000	7,002,087
Brother Industries, Ltd.†	302,000	4,108,230
Dai Nippon Printing Co., Ltd.	204,000	3,251,329
Daito Trust Construction Co., Ltd.	54,600	2,509,111
Daiwa Securities Group, Inc.	277,000	3,081,166
Denso Corp.	159,100	5,623,834
Fuji Photo Film Co., Ltd.	157,700	6,466,753
JFE Holdings, Inc.	95,900	5,207,934
Lawson, Inc.	114,700	4,227,480
Matsushita Electric Industrial Co., Ltd.	371,000	7,172,176
Mitsubishi Electric Corp.	561,000	5,438,217
Mitsui O.S.K. Lines, Ltd.	184,000	2,316,620
Omron Corp.†	155,300	4,158,813
Ono Pharmaceutical Co., Ltd.	128,500	7,121,207
Onward Kashiyama Co., Ltd.	228,000	3,040,362
Osaka Gas Co., Ltd.	1,449,000	5,426,910
Suzuken Co., Ltd.	117,300	4,119,390
Suzuki Motor Corp.	263,700	7,507,915
Tanabe Seiyaku Co., Ltd.†	498,000	6,428,166
The Kansai Electric Power Co., Inc.	125,600	3,503,766
Tokyo Gas Co., Ltd.	577,000	2,889,803
Toyo Suisan Kaisha, Ltd.†	181,000	3,605,384
Trend Micro, Inc.	129,500	4,030,503

		108,237,156

MEXICO — 0.4%
Telefonos de Mexico SA de CV	1,304,968	2,232,955

NETHERLANDS — 2.2%
Boskalis Westminster	25,130	2,784,202
ING Groep NV	102,093	4,634,520
Koninklijke (Royal) KPN NV	258,872	4,384,794

		11,803,516

NORWAY — 4.3%
DNB NOR ASA	400,400	5,704,833
Electromagnetic GeoServices AS†	14,660	314,159
Orkla ASA	384,000	6,116,907
Petroleum Geo-Services ASA†	109,950	3,018,532
Schibsted ASA	82,006	3,756,369
Statoil ASA	154,827	4,348,016

		23,258,816

PORTUGAL — 1.3%
Banco Comercial Portugues SA	804,870	3,368,121
Jeronimo Martins SGPS SA	119,243	3,411,632

		6,779,753

SINGAPORE — 1.5%
Neptune Orient Lines, Ltd.	657,000	1,540,329
Singapore Airlines, Ltd.	549,000	6,532,398

		8,072,727

SOUTH AFRICA — 0.6%
Telkom SA, Ltd.†	130,549	3,184,269

SOUTH KOREA — 3.2%
Daegu Bank†	215,450	3,545,392
GS Holdings Corp.†	52,250	2,366,959
POSCO†	12,723	5,343,284
Samsung Electronics Co., Ltd.†	4,680	2,865,777
Shinhan Financial Group Co., Ltd.	60,510	3,405,699

		17,527,111

SPAIN — 4.0%
Banco Bilbao Vizcaya Argentaria SA	323,332	7,701,458
Banco Santander Central Hispano SA	782,332	13,946,012

		21,647,470

SWEDEN — 0.8%
Investor AB, Class B	150,800	4,030,926

SWITZERLAND — 6.5%
Credit Suisse Group	189,488	14,890,414
Nestle SA	21,828	8,647,782
Novartis AG	50,215	2,923,231
Zurich Financial Services AG	30,419	8,807,493

		35,268,920

UNITED KINGDOM — 13.7%
3i Group PLC	144,105	3,309,378
Anglo American PLC	139,973	7,407,758
Barclays PLC	774,334	11,151,309
Barratt Developments PLC	99,958	2,148,054
BP PLC	1,418,952	15,942,991
British Airways PLC†	251,815	2,532,500
GKN PLC	528,543	4,063,108
HSBC Holdings PLC	337,166	6,227,098
Royal Bank of Scotland Group PLC	360,712	13,803,634
Royal Dutch Shell PLC, Class B	93,550	3,314,939
Vodafone Group PLC	1,439,563	4,097,853

		73,998,622

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $444,559,126)		524,659,004

REPURCHASE AGREEMENT — 2.3%

Agreement with Bank of America NA, bearing interest at 5.20% dated 04/30/07 to be repurchased 05/01/07 in the amount of $12,695,808 and collateralized by Federal Home Loan Bank Notes, bearing interest at 5.63% due 05/01/07 and having an approximate value of $12,948,408 (cost $12,694,000)	$12,694,000	12,694,000

TOTAL INVESTMENTS (cost $457,253,126)(3)	99.4%	537,353,004
Other assets less liabilities	0.6	3,201,401

NET ASSETS	100.0%	$540,554,405

†	Non-income producing security

(1)	Illiquid security

(2)	A substantial number of the Fund’s holdings were valued using fair value procedures at April 30, 2007. At April 30, 2007, the aggregate value of these securities was $524,344,845 representing 97.0% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(3)	See Note 4 for cost of investments on a tax basis.

ADR	American Depository Receipt
See Notes to Portfolio of Investments

Industry Allocation*
Banks-Commercial	22.8%
Oil Companies-Integrated	7.1
Insurance-Multi-line	6.7
Electric-Integrated	4.4
Auto-Cars/Light Trucks	4.2
Medical-Drugs	3.6
Steel-Producers	3.6
Finance-Investment Banker/Broker	3.3
Food-Misc.	2.7
Chemicals-Diversified	2.5
Airlines	2.3
Repurchase Agreements	2.3
Telephone-Integrated	2.3
Auto/Truck Parts & Equipment-Original	1.8
Electric Products-Misc.	1.8
Gas-Distribution	1.5
Telecom Services	1.5
Diversified Minerals	1.4
Audio/Video Products	1.3
Photo Equipment & Supplies	1.2
Metal-Aluminum	1.1
Wireless Equipment	1.0
Aerospace/Defense	0.9
Retail-Building Products	0.9
Cellular Telecom	0.8
Coal	0.8
Computers	0.8
Electronic Components-Misc.	0.8
Medical-Wholesale Drug Distribution	0.8
Oil Refining & Marketing	0.8
Retail-Convenience Store	0.8
Retail-Major Department Stores	0.8
Fisheries	0.7
Internet Security	0.7
Investment Companies	0.7
Publishing-Newspapers	0.7
Real Estate Operations & Development	0.7
Transport-Marine	0.7
Apparel Manufacturers	0.6
Diversified Financial Services	0.6
Food-Catering	0.6
Food-Retail	0.6
Oil-Field Services	0.6
Printing-Commercial	0.6
Venture Capital	0.6
Building & Construction-Misc.	0.5
Electronic Components-Semiconductors	0.5
Real Estate Management/Services	0.5
Building-Residential/Commerical	0.4
Diversified Operations	0.4
Seismic Data Collection	0.1

99.4%

*	Calculated as a percentage of net assets

SUNAMERICA SERIES TRUST
GLOBAL EQUITIES PORTFOLIO
Portfolio of Investments – April 30, 2007
(unaudited)

Common Stock — 98.5%	Shares/ Principal Amount	Value (Note 1)(2)

AUSTRALIA — 0.8%
AXA Asia Pacific Holdings, Ltd.	136,604	$832,736
BHP Billiton, Ltd.	54,024	1,319,472

		2,152,208

AUSTRIA — 0.7%
OMV AG	13,116	830,208
Voestalpine AG	14,660	986,933

		1,817,141

BELGIUM — 0.7%
Fortis	22,752	1,019,151
InBev NV	12,088	941,182

		1,960,333

BERMUDA — 1.2%
Accenture Ltd., Class A	20,570	804,287
ACE, Ltd.	13,485	801,818
Aquarius Platinum, Ltd.	28,010	832,757
Arch Capital Group, Ltd.†	10,830	788,641

		3,227,503

BRAZIL — 0.9%
Cia Vale do Rio Doce ADR	28,200	1,145,202
Petroleo Brasileiro SA ADR	10,870	1,100,370

		2,245,572

CANADA — 2.3%
Bank of Montreal	16,036	1,005,137
Canadian Imperial Bank of Commerce	9,070	798,395
Husky Energy, Inc.	11,579	883,109
Inmet Mining Corp.	10,610	645,357
Research In Motion, Ltd.†	4,680	615,794
Teck Cominco, Ltd., Class B	839	63,792
Toronto-Dominion Bank	17,080	1,043,359
Yamana Gold, Inc.	64,830	903,029

		5,957,972

CAYMAN ISLANDS — 0.3%
Garmin, Ltd.	11,839	688,911

CHINA — 0.4%
China Petroleum & Chemical Corp.	1,278,000	1,114,323

DENMARK — 0.4%
Danske Bank A/S	23,039	1,074,814

FINLAND — 1.4%
Kesko Oyj, Class B	21,030	1,453,974
Nokia Oyj	45,765	1,156,920
Wartsila Corp., Class B	16,440	1,095,267

		3,706,161

FRANCE — 4.7%
Air France-KLM	22,739	1,160,036
AXA	23,133	1,057,369
BNP Paribas SA	9,009	1,042,643
Compagnie de St. Gobain	10,467	1,113,377
Compagnie Generale des Etablissements Michelin, Class B	2,610	331,271
Lafarge SA	6,861	1,109,529
Nexans SA	7,300	1,071,343
Renault SA	7,649	992,355
Sanofi-Aventis	11,690	1,073,458
Societe Generale	5,953	1,259,996
Suez SA (Paris)	19,240	1,091,462
Vivendi Universal SA	26,176	1,078,910

		12,381,749

GERMANY — 5.4%
Allianz SE	4,121	934,843
BASF AG	7,756	920,429
Commerzbank AG	18,280	914,686
Deutsche Bank AG	7,980	1,229,505
Deutsche Lufthansa AG	35,417	1,064,198
E.ON AG	6,568	988,630
Fresenius AG	9,955	841,912
Henkel KGaA	6,257	876,778
Linde AG	7,755	869,512
Merck KGaA	6,367	847,721
Muenchener Rueckversicherungs-Gesellschaft AG	5,702	1,013,139
Salzgitter AG	5,329	882,408
Siemens AG	7,330	885,191
ThyssenKrupp AG	17,290	931,370
Volkswagen AG	6,077	922,689

		14,123,011

GREECE — 0.4%
Piraeus Bank SA	29,390	1,061,241

HONG KONG — 1.7%
China Mobile Hong Kong, Ltd.	89,000	802,207
China Resources Power Holdings Co.	552,000	970,993
Hang Lung Properties, Ltd.	313,000	932,207
Henderson Land Development Co., Ltd.	125,000	748,544
Swire Pacific, Ltd., Class A	93,500	1,068,923

		4,522,874

INDIA — 0.7%
ICICI Bank, Ltd ADR	13,053	534,129
Reliance Industries, Ltd. GDR†*	16,665	1,271,539

		1,805,668

IRELAND — 0.6%
Allied Irish Banks PLC	27,538	834,196
Bank of Ireland (Dublin)	34,300	739,882

		1,574,078

ITALY — 1.8%
Banca Intesa SpA	140,829	1,178,045
Eni SpA	33,708	1,118,531
Fiat SpA	41,952	1,233,434
UniCredito Italiano SpA	114,270	1,171,294

		4,701,304

JAPAN — 11.6%
Brother Industries, Ltd.†	60,000	816,205
Canon, Inc.	23,400	1,308,305
Daiichi Sankyo Co., Ltd.	30,400	906,293
Honda Motor Co., Ltd.	29,300	1,008,439
Japan Tobacco, Inc.	213	1,039,803
Kawasaki Kisen Kaisha, Ltd.	103,000	1,112,971
Komatsu, Ltd.	33,800	801,685
Kyocera Corp.	8,200	796,739

Makita Corp.	16,600	633,958
Mitsubishi Corp.	52,200	1,113,716
Mitsubishi Electric Corp.	82,000	794,891
Mitsubishi UFJ Financial Group, Inc.	102	1,066,373
Mitsui Fudosan Co., Ltd.	40,000	1,168,068
Mitsui O.S.K. Lines, Ltd.	91,000	1,145,720
Nikon Corp.	39,000	894,497
Nintendo Co., Ltd.	3,900	1,213,333
Nippon Mining Holdings, Inc.	119,500	960,384
Nippon Steel Corp.	131,000	837,436
Nippon Telegraph and Telephone Corp.	191	950,520
Nomura Holdings, Inc.	41,100	791,576
NSK, Ltd.	70,000	677,892
Olympus Corp.	23,000	803,487
Resona Holdings, Inc.	278	627,350
Sekisui House, Ltd.	63,000	931,243
Shin-Etsu Chemical Co., Ltd.	12,200	789,475
Sumitomo Corp.	52,200	887,612
Suzuki Motor Corp.	26,900	765,881
Taiyo Yuden Co., Ltd.	32,000	702,680
The Sumitomo Trust & Banking Co., Ltd.	98,000	956,888
The Yokohama Rubber Co., Ltd.	132,000	818,433
Tokyo Electric Power Co., Inc.	31,000	1,028,044
Tokyo Tatemono Co., Ltd.	59,000	824,818
Toyota Motor Corp.	20,000	1,218,474

		30,393,189

LIBERIA — 0.3%
Royal Caribbean Cruises, Ltd.	20,290	843,455

MEXICO — 0.7%
America Movil SAB de CV ADR	19,460	1,022,234
Grupo Televisa SA ADR	27,730	777,826

		1,800,060

NETHERLANDS — 1.4%
ASML Holding NV (Amsterdam)	35,900	968,716
ING Groep NV	23,861	1,083,172
Koninklijke (Royal) KPN NV	58,785	995,705
Mittal Steel CO NV	13,520	722,030

		3,769,623

NORWAY — 1.1%
Orkla ASA	78,400	1,248,868
Telenor ASA	45,092	844,260
Yara International ASA	23,280	678,116

		2,771,244

RUSSIA — 0.3%
Mining & Metallurgical Co. Norilsk Nickel ADR	3,478	678,210

SINGAPORE — 0.7%
CapitaLand, Ltd.	214,000	1,180,493
Singapore Telecommunications, Ltd.	347,000	751,101

		1,931,594

SPAIN — 0.9%
Banco Bilbao Vizcaya Argentaria SA	44,228	1,053,469
Banco Santander Central Hispano SA	56,055	999,248
Fomento de Construcciones y Contratas SA	4,550	421,475

		2,474,192

SWEDEN — 0.8%
Alfa Laval AB	18,790	1,143,776
Telefonaktiebolaget LM Ericsson, Class B	285,470	1,088,283

		2,232,059

SWITZERLAND — 4.0%
ABB, Ltd.	57,295	1,145,149
Actelion, Ltd.†	2,893	686,502
Credit Suisse Group	14,770	1,160,661
Nestle SA	3,463	1,371,966
Petroplus Holdings AG	12,660	1,035,539
Roche Holding AG	7,046	1,329,158
Swatch Group AG, Class B	2,896	827,448
Swisscom AG	2,090	735,865
UBS AG	18,232	1,181,652
Zurich Financial Services AG	3,821	1,106,329

		10,580,269

TAIWAN — 0.4%
Hon Hai Precision Industry Co., Ltd. GDR	76,569	1,022,196

UNITED KINGDOM — 8.8%
3i Group PLC	45,580	1,046,747
Alliance Boots PLC	25,681	573,554
AstraZeneca PLC (London)	18,530	1,008,395
Aviva PLC	62,190	975,713
Barclays PLC	85,923	1,237,391
Barratt Developments PLC	44,353	953,127
Bellway PLC	28,260	850,570
British Land Co. PLC	31,996	934,624
BT Group PLC	124,330	785,065
Centrica PLC	122,943	947,244
HBOS PLC	35,340	758,547
International Power PLC	133,761	1,168,669
Legal & General Group PLC	324,701	995,383
Man Group PLC	90,147	1,008,468
Royal & Sun Alliance Insurance Group PLC	245,642	812,885
Royal Bank of Scotland Group PLC	25,647	981,453
Royal Dutch Shell PLC, Class B	79,480	2,816,369
Smith & Nephew PLC	53,849	673,495
Sports Direct International PLC	137,288	648,419
Standard Chartered PLC	35,407	1,097,626
Tesco PLC	121,411	1,115,696
Vodafone Group PLC	447,110	1,272,741
Xstrata PLC	11,153	584,689

		23,246,870

UNITED STATES — 43.1%
Abbott Laboratories	14,970	847,601
Allegheny Technologies, Inc.	7,860	861,299
Altria Group, Inc.	14,188	977,837

American Capital Strategies, Ltd.	17,161	835,397
American Eagle Outfitters, Inc.	16,636	490,263
American Electric Power Co., Inc.	21,001	1,054,670
American Financial Group, Inc.	27,377	965,587
AmerisourceBergen Corp.	14,696	734,653
Anixter International, Inc.†	8,549	612,108
Apache Corp.	12,806	928,435
Apple Computer, Inc.†	10,471	1,045,006
Arris Group, Inc.†	34,608	512,891
Assurant, Inc.	17,866	1,027,831
AT&T, Inc.	58,732	2,274,103
Avnet, Inc.†	25,718	1,051,866
Bank of America Corp.	53,273	2,711,596
Bristol-Myers Squibb Co.	36,830	1,062,914
CenturyTel, Inc.	20,980	966,129
Chevron Corp.	19,277	1,499,558
Chubb Corp.	18,397	990,311
CIGNA Corp.	6,487	1,009,312
Cisco Systems, Inc.†	47,328	1,265,551
CIT Group, Inc.	9,756	581,945
Citigroup, Inc.	39,600	2,123,352
Cognizant Technology Solutions Corp.†	10,730	959,262
Comcast Corp.†	36,885	983,354
Comerica, Inc.	12,810	793,067
ConocoPhillips	19,566	1,356,902
Convergys Corp.†	39,557	999,210
Corning, Inc.†	32,000	759,040
Corrections Corp. of America†	12,460	707,728
Crocs, Inc.†	17,000	949,960
CSX Corp.	12,690	547,827
DIRECTV Group, Inc.†	35,028	835,068
Duke Energy Corp.	26,090	535,367
EMC Corp.†	46,720	709,210
Exxon Mobil Corp.	61,735	4,900,524
Freeport-McMoRan Copper & Gold, Inc., Class B	11,460	769,654
General Electric Co.	67,260	2,479,204
Gilead Sciences, Inc.†	7,858	642,156
Goldman Sachs Group, Inc.	4,222	922,971
Google, Inc.†	2,198	1,036,093
Guess ?, Inc.	18,513	729,412
Hartford Financial Services Group, Inc.	10,137	1,025,864
Hewlett-Packard Co.	33,100	1,394,834
International Business Machines Corp.	15,480	1,582,211
J.C. Penney Co., Inc.	10,120	800,391
Johnson & Johnson	20,323	1,305,143
Jones Lang LaSalle, Inc.	9,519	1,023,197
KLA-Tencor Corp.	14,290	793,810
Kraft Foods, Inc., Class A	38,014	1,272,329
Lam Research Corp.†	14,800	795,944
Leap Wireless International, Inc.†	10,783	823,066
Lehman Brothers Holdings, Inc.	6,903	519,658
Lincoln National Corp.	13,844	985,001
Lockheed Martin Corp.	9,625	925,347
Loews Corp.	19,510	923,213
Loews Corp. — Carolina Group	14,015	1,072,568
Manpower, Inc.	7,077	567,929
Marathon Oil Corp.	12,391	1,258,306
Mattel, Inc.	27,010	764,383
McDonald’s Corp.	21,561	1,040,965
MEMC Electronic Materials, Inc.†	14,937	819,743
Merck & Co., Inc.	25,050	1,288,572
Merrill Lynch & Co., Inc.	9,253	834,898
MetLife, Inc.	15,905	1,044,958
Microsoft Corp.	84,120	2,518,553
Molson Coors Brewing Co., Class B	10,370	977,684
Morgan Stanley	11,410	958,554
Nationwide Financial Services, Inc., Class A	14,790	844,953
News Corp., Class B	40,294	967,056
Nordstrom, Inc.	18,995	1,043,205
Northrop Grumman Corp.	7,150	526,526
PACCAR, Inc.	9,098	764,050
Parker Hannifin Corp.	9,296	856,533
Pfizer, Inc.	67,494	1,785,891
PG&E Corp.	19,851	1,004,461
Phillips-Van Heusen Corp.	16,746	936,101
PNC Financial Services Group, Inc.	13,152	974,563
Precision Castparts Corp.	9,267	964,787
Procter & Gamble Co.	31,630	2,034,125
Prudential Financial, Inc.	11,122	1,056,590
Raytheon Co.	9,501	508,684
Reynolds American, Inc.	13,400	861,084
Rite Aid Corp.†	84,630	519,628
Safeway, Inc.	23,410	849,783
Schering-Plough Corp.	25,780	817,999
SEACOR Holdings, Inc.†	8,330	793,682
Sempra Energy	16,419	1,042,278
Sotheby’s Holdings, Inc., Class A	14,900	769,138
Southern Copper Corp.	10,821	868,926
Starwood Hotels & Resorts Worldwide, Inc.	12,320	825,686
SUPERVALU, Inc.	25,700	1,179,630
Terex Corp.†	12,236	952,573
Tesoro Petroleum Corp.	9,889	1,198,547
The Bear Stearns Cos., Inc.	3,477	541,369
The Travelers Cos., Inc.	14,320	774,712
The Walt Disney Co.	31,610	1,105,718
Thermo Fisher Scientific, Inc.†	19,234	1,001,322
TIBCO Software, Inc.†	81,260	741,091
Time Warner, Inc.	45,218	932,847
Union Pacific Corp.	5,015	572,964
United Technologies Corp.	15,313	1,027,962
US Bancorp	28,806	989,486
Valero Energy Corp.	15,787	1,108,721
Wachovia Corp.	17,400	966,396
WellPoint, Inc.†	9,150	722,576
Windstream Corp.	57,080	834,510
Xcel Energy, Inc.	33,340	803,161
Xerox Corp.†	51,484	952,454

		113,385,113

TOTAL COMMON STOCK (cost $204,751,345)		259,242,937

Preferred Stock — 0.4%

GERMANY — 0.4%
Porsche AG	584	978,648

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $205,537,950)		260,221,585

Short-Term Investment Securities — 0.9%

Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 05/01/07	$2,431,000	2,431,000

TOTAL INVESTMENTS (cost $207,968,950)(1)	99.8%	262,652,585
Other assets less liabilities	0.2	456,944

NET ASSETS	100.0%	$263,109,529

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2007, the aggregate value of these securities was $1,271,539 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis.

(2)	A substantial number of the portfolio’s holdings were valued using fair value procedures at April 30, 2007. At April 30, 2007, the aggregate value of these securities was $129,159,093 representing 49.1% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.

ADR	— American Depository Receipt

GDR	— Global Depository Receipt
See Notes to Portfolio of Investments

Industry Allocation*
Banks-Commercial	9.0%
Oil Companies-Integrated	6.4
Medical-Drugs	4.4
Insurance-Multi-line	4.2
Finance-Investment Banker/Broker	3.4
Electric-Integrated	2.9
Telephone-Integrated	2.9
Auto-Cars/Light Trucks	2.7
Banks-Super Regional	2.4
Insurance-Life/Health	2.2
Real Estate Operations & Development	2.2
Diversified Manufactured Operations	2.0
Computers	1.8
Steel-Producers	1.7
Multimedia	1.6
Oil Refining & Marketing	1.6
Cellular Telecom	1.5
Food-Misc.	1.5
Tobacco	1.5
Insurance-Property/Casualty	1.3
Diversified Minerals	1.2
Applications Software	1.0
Building-Residential/Commerical	1.0
Food-Wholesale/Distribution	1.0
Semiconductor Equipment	1.0
Office Automation & Equipment	0.9
Time Deposits	0.9
Transport-Marine	0.9
Wireless Equipment	0.9
Airlines	0.8
Cosmetics & Toiletries	0.8
Engineering/R&D Services	0.8
Gas-Distribution	0.8
Import/Export	0.8
Aerospace/Defense	0.7
Brewery	0.7
Cable TV	0.7
Electronic Components-Misc.	0.7
Food-Retail	0.7
Machinery-Construction & Mining	0.7
Medical Products	0.7
Networking Products	0.7
Toys	0.7
Apparel Manufacturers	0.6
Chemicals-Diversified	0.6
Electric Products-Misc.	0.6
Metal Processors & Fabrication	0.6
Mining	0.6
Photo Equipment & Supplies	0.6
Retail-Apparel/Shoe	0.6
Telecom Services	0.6
Metal-Diversified	0.5
Petrochemicals	0.5
Aerospace/Defense-Equipment	0.4
Building & Construction Products-Misc.	0.4
Building Products-Cement	0.4
Commercial Services	0.4
Computer Services	0.4
Diversified Operations	0.4
Electric-Generation	0.4
Electronic Parts Distribution	0.4
Filtration/Separation Products	0.4
Finance-Other Services	0.4
Footwear & Related Apparel	0.4
Instruments-Scientific	0.4
Insurance-Reinsurance	0.4
Oil Companies-Exploration & Production	0.4
Real Estate Management/Services	0.4
Retail-Drug Store	0.4
Retail-Restaurants	0.4
Rubber-Tires	0.4
Transport-Rail	0.4
Venture Capital	0.4
Web Portals/ISP	0.4
Wire & Cable Products	0.4
Agricultural Chemicals	0.3
Auction Houses/Art Dealers	0.3
Auto-Heavy Duty Trucks	0.3
Broadcast Services/Program	0.3
Capacitors	0.3
Computers-Memory Devices	0.3
Consulting Services	0.3
Cruise Lines	0.3
Dialysis Centers	0.3
Electronic Components-Semiconductors	0.3
Electronic Measurement Instruments	0.3
Hotels/Motels	0.3
Internet Infrastructure Software	0.3
Investment Companies	0.3
Medical-HMO	0.3
Medical-Wholesale Drug Distribution	0.3
Metal-Copper	0.3
Oil-Field Services	0.3
Platinum	0.3
Private Corrections	0.3
Retail-Jewelry	0.3
Retail-Major Department Stores	0.3
Soap & Cleaning Preparation	0.3
Steel-Specialty	0.3
Telecom Equipment-Fiber Optics	0.3
Building-Heavy Construction	0.2
Finance-Commercial	0.2
Human Resources	0.2
Retail-Sporting Goods	0.2
Telecommunication Equipment	0.2
Therapeutics	0.2
Tools-Hand Held	0.2

99.8%

*	Calculated as a percentage of Net Assets

SUNAMERICA SERIES TRUST
INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
Portfolio of Investments – April 30, 2007
(unaudited)

Common Stock — 84.7%	Shares/ Principal Amount	Value (Note 1)(4)

AUSTRALIA — 3.5%
AGL Energy, Ltd.	9,471	$120,279
Alinta, Ltd.	5,469	67,764
Alumina, Ltd.	52,297	308,218
Amcor, Ltd.	40,608	249,935
AMP, Ltd.	27,087	240,229
Ansell, Ltd.	3,411	31,445
Australia and New Zealand Banking Group, Ltd.	29,452	747,457
BHP Billiton, Ltd.	161,702	3,949,378
BlueScope Steel, Ltd.	35,024	347,425
Boral, Ltd.	26,902	186,834
Brambles, Ltd.	20,164	219,946
Caltex Australia, Ltd.	18,358	367,866
Coca-Cola Amatil, Ltd.	10,726	84,109
Coles Myer, Ltd.	21,879	312,115
Commonwealth Bank of Australia	24,337	1,061,983
CSL, Ltd.	1,764	127,067
CSR, Ltd.	43,640	131,715
Foster’s Group, Ltd.	41,581	219,271
Insurance Australia Group, Ltd.	34,616	171,685
John Fairfax Holdings, Ltd.	21,036	90,868
Leighton Holdings, Ltd.	4,415	126,057
Lend Lease Corp., Ltd.	8,631	142,106
Macquarie Bank, Ltd.	4,257	303,749
Macquarie Infrastructure Group	47,453	148,591
Mayne Group, Ltd.	18,338	62,205
National Australia Bank, Ltd.	32,344	1,149,898
Newcrest Mining, Ltd.	14,978	286,614
OneSteel, Ltd.	23,737	112,206
Orica, Ltd.	12,911	337,485
Origin Energy, Ltd.	131,532	988,352
PaperlinX, Ltd.	19,267	61,995
QBE Insurance Group, Ltd.	14,143	359,013
Rinker Group, Ltd.	42,922	663,495
Rio Tinto, Ltd.	14,025	955,658
Santos, Ltd.	96,592	898,169
Sonic Healthcare, Ltd.	2,396	28,300
Stockland	775	5,514
Suncorp-Metway, Ltd.	11,162	197,806
Sydney Roads Group	15,818	18,755
TABCORP Holdings, Ltd.	8,263	123,708
Telstra Corp., Ltd.	43,967	169,744
Toll Holdings, Ltd.	7,716	140,306
Transurban Group	12,889	85,893
Wesfarmers, Ltd.	7,837	253,595
Westpac Banking Corp.	34,417	769,528
Woodside Petroleum, Ltd.	53,995	1,756,226
Woolworths, Ltd.	21,341	499,135

		19,679,692

AUSTRIA — 1.0%
Andritz AG	454	116,647
Bank Austria Creditanstalt AG	1,650	317,063
Boehler-Uddeholm AG	2,328	228,454
Erste Bank der Oesterreichischen Sparkassen AG	16,521	1,325,007
Flughafen Wien AG	683	74,000
Immofinanz Immobilien Anlagen AG†	22,061	358,410
Mayr-Melnhof Karton AG	278	64,996
Meinl European Land, Ltd.	7,240	209,737
Oesterreichische Elektrizitaetswirtschafts AG, Class A	4,120	211,867
OMV AG	10,594	670,572
Raiffeisen International Bank Holding AG	4,588	631,301
Telekom Austria AG	21,541	607,481
Voestalpine AG	4,716	317,488
Wiener Staedtische Versicherung AG	1,451	108,875
Wienerberger AG	3,789	271,887

		5,513,785

BELGIUM — 0.6%
Agfa Gevaert NV	2,068	49,917
Bekaert NV	183	25,946
Belgacom SA	3,430	150,971
Dexia SA	24,834	808,294
Fortis	30,366	1,360,054
InBev NV	1,616	125,823
KBC Groep NV	3,204	422,953
Solvay SA	1,823	288,045
UCB SA	2,661	158,201
Umicore	776	155,439

		3,545,643

BERMUDA — 0.3%
Cheung Kong Infrastructure Holdings, Ltd.	14,000	50,081
China Water Affairs Group, Ltd.	928,393	494,852
Cosco Pacific, Ltd.	82,000	197,655
Esprit Holdings, Ltd.	23,319	282,208
Frontline, Ltd.	950	35,769
Johnson Electric Holdings, Ltd.	38,333	23,216
Kerry Properties, Ltd.	8,992	44,799
Li & Fung, Ltd.	45,831	140,517
NWS Holdings, Ltd.	68,000	172,937
Shangri-La Asia, Ltd.	24,265	59,223
Ship Finance International, Ltd. (New York)	148	4,402
Ship Finance International, Ltd. (Oslo)	458	13,349
Yue Yuen Industrial Holdings, Ltd.	14,500	50,183

		1,569,191

BRAZIL — 0.4%
Arcelor Brasil SA	2,744	67,469
Cia de Concessoes Rodoviarias	25,600	400,429
Companhia Brasileira de Distribuicao Grupo Pao de Acuca ADR	400	12,744
Companhia De Bebidas Das Americas	111,118	64,282
Companhia Siderurgica Nacional SA	3,861	167,283
Empresa Brasileira de Aeronautica SA	15,646	184,877
Gol-Linhas Aereas Inteligentes SA ADR	21,000	598,920
Souza Cruz SA	3,000	66,304
Unibanco — Uniao de Bancos Brasileiros SA ADR	6,250	606,625

		2,168,933

CAYMAN ISLANDS — 0.1%
Hopewell Highway Infrastructure, Ltd.	184,000	184,937
Hutchison Telecommunications International, Ltd.†	34,000	70,084

Kingboard Chemical Holdings, Ltd.	13,000	60,079

		315,100

CHINA — 1.2%
Air China, Ltd.	151,000	102,167
Aluminum Corp of China, Ltd.	156,000	179,079
Angang Steel Co., Ltd.	8,000	15,200
Anhui Conch Cement Co., Ltd.(2)	4,000	16,108
Anhui Expressway Co.	197,887	156,173
Bank of China, Ltd.	807,000	398,478
Bank of Communications Co., Ltd.	531,000	559,773
China Communications Construction Co., Ltd.	171,000	221,372
China Construction Bank	1,552,589	942,488
China Life Insurance Co., Ltd.	265,000	815,223
China Petroleum & Chemical Corp., Class H	618,000	538,851
China Shenhua Energy Co., Ltd.	125,500	312,217
China Shipping Development Co., Ltd.	61,942	116,099
China Telecom Corp, Ltd.	588,000	277,490
COSCO Holdings	135,125	121,605
Datang International Power Generation Co., Ltd.	70,000	80,501
Dongfeng Motor Group Co., Ltd.†	93,940	49,686
Guangzhou R&F Properties Co., Ltd,	38,200	91,084
Huaneng Power International, Inc.	154,000	156,086
Jiangxi Copper Co., Ltd.	53,000	74,955
PetroChina Co., Ltd.	584,000	655,598
Ping An Insurance Group Co.	48,500	257,298
Shanghai Electric Group Co., Ltd.	30,000	12,680
Sinopec Shanghai Petrochemical Co., Ltd.	22,000	12,548
Tianjin Capital Environmental Protection Co., Ltd.	235,000	98,123
Yanzhou Coal Mining Co., Ltd.	82,000	84,606
Zhejiang Expressway Co., Ltd.	22,000	18,072
Zijin Mining Group Co., Ltd.	145,000	83,855

		6,447,415

COLOMBIA — 0.0%
Bancolombia SA ADR	8,400	235,704

CYPRUS — 0.0%
Bank of Cyprus Public Co., Ltd.	13,000	204,625

DENMARK — 0.4%
Danske Bank A/S	22,595	1,054,101
DSV A/S	800	164,233
GN Store Nord A/S	9,400	107,689
Novo-Nordisk A/S	6,750	659,508
Novozymes A/S	1,428	149,132
Vestas Wind Systems A/S†	4,900	316,461

		2,451,124

EGYPT — 0.1%
Orascom Telecom Holding SAE	24,165	332,581

FINLAND — 1.0%
Cargotec Corp., Class B	1,366	84,638
Fortum Oyj	8,420	260,079
Kesko Oyj, Class B	6,336	438,059
Kone Oyj, Class B	2,732	164,336
Metso Corp.	7,573	412,854
Neste Oil Oyj	3,303	117,021
Nokia Oyj	78,140	1,975,347
Outokumpu Oyj	8,315	275,299
Rautaruukki Oyj	3,157	169,979
Sampo Oyj, Class A	11,042	343,522
Stora Enso Oyj, Class R	20,846	381,306
TietoEnator Oyj	5,549	174,774
UPM-Kymmene Oyj	18,145	446,914
Uponor Oyj	1,067	44,100
Wartsila Corp., Class B	1,696	112,991

		5,401,219

FRANCE — 6.4%
Accor SA	8,228	773,083
Alcatel SA	40,824	540,682
Alstom	7,022	1,041,432
Arkema	1,530	91,436
Atos Origin SA	413	29,583
AXA SA	70,683	3,230,797
BNP Paribas SA	37,434	4,332,368
Bouygues SA†	8,611	684,266
Business Objects SA	1,235	46,410
Cap Gemini SA	2,957	223,001
Carrefour SA	6,477	496,299
Casino Guichard-Perrachon SA	316	33,855
CNP Assurances	2,383	303,658
Compagnie de St. Gobain	8,494	903,509
Compagnie Generale des Etablissements Michelin, Class B	2,309	293,067
Credit Agricole SA	16,111	676,012
Dassault Systemes SA	1,145	67,965
Essilor International SA	754	90,693
France Telecom SA	45,405	1,323,620
Gecina SA	1,481	279,506
Groupe Danone	3,938	644,919
Hermes International	633	91,355
Imerys SA	1,106	105,289
Klepierre	1,249	239,224
L’Air Liquide SA	3,488	864,606
Lafarge SA	5,884	951,533
Lagardere SCA	3,012	236,242
LVMH Moet Henessy Louis Vuitton SA	5,200	605,496
Neopost SA	1,152	166,757
Peugeot SA	2,629	213,139
PPR	1,345	233,174
Publicis Groupe	2,001	95,189
Renault SA	2,706	351,067
Safran SA	1,739	42,013
Sanofi-Aventis	25,579	2,348,844
Schneider Electric SA	5,897	830,728
Societe BIC SA	620	45,255
Societe Generale	14,632	3,096,969
Societe Television Francaise 1	2,466	84,549
Sodexho Alliance SA†	4,236	335,499
Suez SA (Brussels)†	1,896	107,683
Suez SA (Paris)	15,506	879,637
Technip SA	1,196	88,265

Thales SA	3,391	205,583
Thomson	5,184	100,124
Total SA	70,684	5,218,710
Unibail-Rodamco	2,019	557,062
Valeo SA	1,692	96,693
Veolia Environnement	3,248	268,196
Vinci SA	3,888	623,709
Vivendi Universal SA	18,823	775,838
Zodiac SA	301	23,151

		35,987,740

GERMANY — 9.4%
Adidas AG	11,672	696,816
Allianz SE	21,714	4,925,788
Altana AG	3,471	258,069
BASF AG	25,885	3,071,856
Bayer AG	22,043	1,510,530
Beiersdorf AG	2,877	206,890
Celesio AG	4,432	317,803
Commerzbank AG	32,913	1,646,885
Continental AG	7,267	1,013,595
DaimlerChrysler AG	45,444	3,701,562
Deutsche Bank AG	27,641	4,258,740
Deutsche Boerse AG	5,678	1,336,652
Deutsche Lufthansa AG	12,746	382,987
Deutsche Post AG	40,047	1,382,349
Deutsche Postbank AG	2,953	289,265
Deutsche Telekom AG	159,335	2,903,841
E.ON AG	34,545	5,199,790
Fresenius Medical Care AG	3,585	540,019
Heidelberger Druckmaschinen AG	2,950	139,356
Hochtief AG	3,129	328,469
Hypo Real Estate Holding AG	7,550	505,270
KarstadtQuelle AG†	4,467	172,599
Linde AG	3,777	423,488
MAN AG	8,717	1,166,748
Merck KGaA	2,377	316,481
Metro AG	7,995	617,742
Muenchener Rueckversicherungs-Gesellschaft AG	11,002	1,954,850
Puma AG Rudolf Dassler Sport	656	297,385
RWE AG	23,123	2,444,667
SAP AG	49,600	2,391,232
Siemens AG	44,933	5,426,233
Suedzucker AG	4,154	85,287
ThyssenKrupp AG	20,381	1,097,875
TUI AG	12,792	352,060
Volkswagen AG	8,785	1,333,853

		52,697,032

GREECE — 0.2%
Alpha Bank A.E.	8,870	269,278
EFG Eurobank Ergasias	4,498	186,686
National Bank of Greece SA	8,610	480,252
OPAP SA	6,300	237,953
Titan Cement Co. SA	2,000	113,666

		1,287,835

HONG KONG — 1.1%
Bank of East Asia, Ltd.	38,450	235,502
BOC Hong Kong Holdings, Ltd.	89,000	217,877
Cathay Pacific Airways, Ltd.	26,000	67,557
Cheung Kong Holdings, Ltd.	37,000	480,407
China Infrastructure Machinery Holdings, Ltd.	120,000	228,059
China Mobile Hong Kong, Ltd.	88,000	793,194
China Overseas Land & Investment, Ltd.	312,000	379,660
CLP Holdings, Ltd.	41,707	304,117
Guangdong Investment, Ltd.	780,000	418,649
Hang Lung Properties, Ltd.	46,000	137,002
Hang Seng Bank, Ltd.	17,300	243,080
Henderson Land Development Co., Ltd.	18,000	107,790
Hong Kong & China Gas Co., Ltd.	91,772	217,731
Hong Kong Exchanges & Clearing, Ltd.	25,500	242,795
HongKong Electric Holdings, Ltd.	33,500	167,737
Hopewell Holdings, Ltd.	16,000	69,744
Hutchison Whampoa, Ltd.	50,544	486,513
Hysan Development Co., Ltd.	16,128	42,766
Link REIT	40,500	92,199
MTR Corp., Ltd.	34,059	83,447
New World Development Co., Ltd.	56,964	131,962
PCCW, Ltd.	91,172	55,986
Sichuan Expressway Co., Ltd.	388,000	89,888
Sino Land Co., Ltd.	29,392	61,542
Sun Hung Kai Properties, Ltd.	32,000	372,936
Swire Pacific, Ltd., Class A	22,000	251,511
Techtronic Industries Co., Ltd.	22,500	29,843
Television Broadcasts, Ltd.	7,000	46,301
Wharf Holdings, Ltd.	29,776	109,704

		6,165,499

INDIA — 1.0%
ABB, Ltd.	285	28,109
ACC, Ltd.	544	11,088
Bajaj Auto, Ltd.	571	33,682
Bharat Forge, Ltd.	1,830	14,247
Bharat Heavy Electricals	7,543	453,194
Bharti Tele-Ventures, Ltd.	42,342	835,841
Cipla, Ltd.	3,401	17,376
Dish TV India, Ltd.(2)	2,185	5,732
Dr Reddy’s Laboratories, Ltd.	1,869	32,020
GAIL India, Ltd.	4,767	34,393
GlaxoSmithkline Pharmaceuticals, Ltd.	347	9,773
Glenmark Pharmaceuticals, Ltd.	1,130	18,140
Grasim Industries, Ltd.	673	39,347
Gujarat Ambuja Cements, Ltd.	9,300	26,699
HDFC Bank, Ltd.	7,250	179,255
Hero Honda Motors, Ltd.	1,516	25,200
Hindalco Industries, Ltd.	10,000	35,237
Hindustan Lever, Ltd.	15,015	72,405
Housing Development Finance Corp.	3,355	133,696
I-Flex Solutions, Ltd.	334	20,349
ICICI Bank, Ltd.	11,501	239,783
ICICI Bank, Ltd. ADR	2,900	118,668
Infosys Technologies, Ltd.	7,256	359,820

ITC, Ltd.	20,100	77,417
IVRCL Infrastructures & Projects, Ltd.	39,600	304,973
Larsen & Toubro, Ltd.	11,001	453,674
Mahanagar Telephone Nigam, Ltd.	3,494	12,478
Mahindra & Mahindra, Ltd.	1,905	35,640
Maruti Udyog, Ltd.	1,292	25,105
Oil & Natural Gas Corp., Ltd.	4,461	98,202
Ranbaxy Laboratories, Ltd.	2,761	24,774
Reliance Communications, Ltd.	12,600	144,928
Reliance Energy, Ltd.	1,113	13,655
Reliance Industries, Ltd.	11,843	446,480
Satyam Computer Services, Ltd.	8,520	97,688
Sun Phar Adv Research Co., Ltd.	871	1,763
Sun Pharmaceuticals Industries, Ltd.(2)	871	21,635
Tata Consultancy Services, Ltd.	2,357	72,034
Tata Motors, Ltd.	3,526	63,647
Tata Steel, Ltd.	2,453	32,427
Unitech, Ltd.	52,500	536,756
UTI Bank, Ltd.	2,100	23,679
Wipro, Ltd.	3,678	50,884
Wire and Wireless India, Ltd.	1,900	3,817
Zee News, Ltd.(2)	1,718	1,681
Zee Telefilms, Ltd.	3,801	26,544

		5,313,935

INDONESIA — 0.4%
PT Bank Central Asia Tbk	1,051,000	608,215
PT Bank Mandiri	447,500	149,328
PT Bank Rakyat Indonesia	280,500	160,742
PT Indocement Tunggal Prakarsa Tbk	291,500	181,082
PT Telekomunikasi Indonesia	530,000	610,600
PT United Tractors Tbk	709,500	610,070

		2,320,037

IRELAND — 0.1%
Allied Irish Banks PLC	7,300	220,299
Bank of Ireland	2,800	59,976
Depfa Bank PLC	17,864	332,341

		612,616

ITALY — 1.0%
Alleanza Assicurazioni SpA	313	4,389
Assicurazione Generali SpA	32,219	1,482,001
Autogrill SpA	277	5,512
Autostrade SpA	579	19,132
Banca Intesa SpA	136,464	1,141,531
Banca Intesa SpA (Milan)	429	3,449
Banca Monte dei Paschi di Siena SpA	439	2,965
Banca Popolare di Milano Scarl	129	2,167
Banche Popolari Unite Scpa	9,148	276,493
Banco Popolare di Verona e Novara Scrl	465	15,498
Benetton Group SpA	159	2,728
Capitalia SpA	17,697	168,050
Enel SpA	1,444	16,439
Eni SpA	8,639	286,668
Fiat SpA	479	14,083
Finmeccanica SpA	542	16,623
Italcementi SpA	115	3,668
Luxottica Group SpA	206	7,170
Mediaset SpA	513	5,796
Mediobanca SpA	4,369	100,951
Mediolanum SpA	165	1,432
Pirelli & C. SpA	4,284	5,335
Seat Pagine Gialle SpA	2,428	1,583
Snam Rete Gas SpA	211	1,346
Telecom Italia SpA (Chi-X)	17,373	52,163
Telecom Italia SpA (Milan)	9,947	24,282
Tiscali SpA	215	796
UniCredito Italiano SpA	200,216	2,052,260

		5,714,510

JAPAN — 19.8%
ACOM Co., Ltd.	930	33,556
Advantest Corp.	9,200	408,564
Aeon Co., Ltd.	17,600	322,239
Aeon Credit Service Co., Ltd.	1,300	21,634
AIFUL Corp.	850	21,181
Ajinomoto Co., Inc.	28,000	344,021
Alps Electric Co., Ltd.	7,000	72,257
Amada Co., Ltd.	13,000	144,984
Asahi Breweries, Ltd.	16,400	266,589
Asahi Glass Co., Ltd.	54,200	728,921
Asahi Kasei Corp.†	50,000	350,806
Asatsu-DK, Inc.	1,100	35,128
Astellas Pharma, Inc.	21,401	933,912
Bank of Kyoto, Ltd.	14,000	161,753
Benesse Corp.	2,200	81,914
Bridgestone Corp.	42,400	854,015
Canon, Inc.	41,300	2,309,102
Casio Computer Co., Ltd.	15,600	314,550
Central Japan Railway Co.	63	692,648
Chiyoda Corp.	9,000	206,720
Chubu Electric Power Co., Inc.	20,300	651,286
Chugai Pharmaceutical Co., Ltd.	11,305	288,283
Citizen Watch Co., Ltd.	14,300	127,854
Coca-Cola West Japan Co., Ltd.	600	13,085
COMSYS Holdings Corp.	8,000	89,380
Credit Saison Co., Ltd.	2,200	62,591
CSK Holdings Corp.	3,600	138,929
Dai Nippon Printing Co., Ltd.	18,400	293,257
Daicel Chemical Industries, Ltd.	8,000	53,762
Daiichi Sankyo Co., Ltd.	29,200	870,518
Daikin Industries, Ltd.	13,400	453,028
Daimaru, Inc.	11,000	130,274
Dainippon Ink and Chemicals, Inc.	26,000	97,651
Daito Trust Construction Co., Ltd.	6,800	312,490
Daiwa House Industry Co., Ltd.	36,400	571,099
Daiwa Securities Group, Inc.	51,000	567,291
Denki Kagaku Kogyo Kabushiki Kaisha	17,000	73,919
Denso Corp.	30,309	1,071,356
Dowa Mining Co., Ltd.	23,000	214,146
East Japan Railway Co.	147	1,191,320
Ebara Corp.	15,600	80,204
Eisai Co., Ltd.	10,000	475,251
FamilyMart Co., Ltd.	2,400	60,797
Fanuc, Ltd.	8,200	802,417

Fast Retailing Co., Ltd.	4,000	275,179
Fuji Electric Holdings Co., Ltd.	7,000	32,591
Fuji Photo Film Co., Ltd.	19,600	803,731
Fuji Soft ABC, Inc.	2,000	57,173
Fuji Television Network, Inc.	18	42,179
Fujikura, Ltd.	11,000	70,581
Fujitsu, Ltd.	74,400	467,399
Fukuoka Financial Group, Inc.	29,000	220,865
Furukawa Electric Co., Ltd.	26,600	162,663
Hankyu Department Stores, Inc.	4,000	35,380
Hirose Electric Co., Ltd.	1,200	146,007
Hitachi Construction Machinery Co., Ltd.	1,400	43,685
Hitachi, Ltd.	134,800	1,023,910
Hokkaido Electric Power Co., Inc.	1,000	25,333
Hokuhoku Financial Group, Inc.	58,000	188,331
Honda Motor Co., Ltd.	84,704	2,915,319
Hoya Corp.	16,600	509,545
Ibiden Co., Ltd.	4,900	278,347
Index Corp.	47	15,965
Inpex Holdings, Inc.†	19	159,355
Isetan Co., Ltd.	7,000	114,606
Ishikawajima-Harima Heavy Industries Co., Ltd.	45,000	175,662
Ito En, Ltd.	1,800	59,982
ITOCHU Corp.	61,000	599,726
ITOCHU Techno-Solutions Corp.	1,700	77,383
Japan Airlines Corp.†	37,000	72,528
Japan Real Estate Investment Corp.	27	359,752
Japan Retail Fund Investment Corp.	24	240,631
Japan Tobacco, Inc.	195	951,932
JFE Holdings, Inc.	16,800	912,339
JGC Corp.	12,000	184,193
JS Group Corp.	10,800	243,912
JSR Corp.	6,000	134,381
JTEKT Corp.	1,000	18,524
Kajima Corp.	55,800	275,092
Kamigumi Co., Ltd.	1,000	8,755
Kaneka Corp.	10,000	91,381
Kao Corp.	28,800	790,807
Kawasaki Heavy Industries, Ltd.	46,000	183,748
Kawasaki Kisen Kaisha, Ltd.	3,000	32,417
Keihin Electric Express Railway Co., Ltd.	17,000	130,271
Keio Corp.	7,000	49,231
Keyence Corp.	1,500	333,844
Kikkoman Corp.	5,000	72,935
Kinden Corp.	1,000	9,446
Kintetsu Corp.	67,500	201,300
Kirin Brewery Co., Ltd.	40,800	614,347
Kobe Steel, Ltd.	84,000	296,438
Kokuyo Co., Ltd.	2,000	25,331
Komatsu, Ltd.	47,800	1,133,744
Konami Corp.	5,000	132,055
Konica Minolta Holdings, Inc.†	18,500	253,643
Kubota Corp.	65,000	612,826
Kuraray Co., Ltd.	14,000	155,708
Kurita Water Industries, Ltd.	3,000	75,002
Kyocera Corp.	6,500	631,561
Kyowa Hakko Kogyo Co., Ltd.	13,016	121,579
Kyushu Electric Power Co., Inc.	10,200	286,949
Lawson, Inc.	2,200	81,085
Leopalace21 Corp.	5,400	177,270
Mabuchi Motor Co., Ltd.	1,100	68,409
Marubeni Corp.	59,200	353,626
Marui Co., Ltd.	17,500	207,706
Matsui Securities Co., Ltd.	5,100	37,465
Matsushita Electric Industrial Co., Ltd.	90,000	1,739,881
Matsushita Electric Works, Ltd.	14,000	157,861
Meiji Dairies Corp.	8,000	63,921
Meiji Seika Kaisha, Ltd.	10,000	47,497
Meitec Corp.	1,000	32,620
Millea Holdings, Inc.	29,500	1,092,358
Minebea Co., Ltd.	16,000	93,685
Mitsubishi Chemical Holdings Corp.	35,500	285,652
Mitsubishi Corp.	54,200	1,156,387
Mitsubishi Electric Corp.	92,800	899,584
Mitsubishi Estate Co., Ltd.	50,000	1,547,861
Mitsubishi Heavy Industries, Ltd.	156,400	962,840
Mitsubishi Logistics Corp.	3,000	52,999
Mitsubishi Materials Corp.	82,000	397,560
Mitsubishi Rayon Co., Ltd.	19,000	132,316
Mitsubishi UFJ Financial Group, Inc.	335	3,502,304
Mitsubishi UFJ Securities Co.	11,000	115,683
Mitsui & Co., Ltd.	65,600	1,169,627
Mitsui Chemicals, Inc.	21,000	172,837
Mitsui Fudosan Co., Ltd.	36,000	1,051,261
Mitsui Mining & Smelting Co., Ltd.	46,000	221,898
Mitsui O.S.K. Lines, Ltd.	5,000	62,952
Mitsui Sumitomo Insurance Co., Ltd.	48,000	596,759
Mitsui Trust Holdings, Inc.	28,518	258,260
Mitsukoshi, Ltd.	15,000	71,844
Mizuho Financial Group, Inc.	409	2,464,346
Murata Manufacturing Co., Ltd.	8,100	597,092
NamCo Bandai Holdings, Inc.	3,000	48,800
NEC Corp.	80,800	428,210
NEC Electronics Corp.†	2,000	48,963
Net One Systems Co., Ltd.	33	34,567
NGK Insulators, Ltd.	17,400	377,773
NGK Spark Plug Co., Ltd.	10,000	176,000
Nidec Corp.	4,300	272,035
Nikon Corp.	12,000	275,230
Nintendo Co., Ltd.	5,400	1,679,999
Nippon Building Fund, Inc.	32	514,291
Nippon Electric Glass Co., Ltd.	13,500	231,390
Nippon Express Co., Ltd.	35,400	219,360
Nippon Meat Packers, Inc.	12,400	151,050
Nippon Mining Holdings, Inc.	21,000	168,770
Nippon Oil Corp.	68,200	523,733
Nippon Paper Group, Inc.	32	108,337
Nippon Sheet Glass Co., Ltd.	18,000	94,574
Nippon Steel Corp.	220,000	1,406,381
Nippon Telegraph and Telephone Corp.	128	636,998
Nippon Yusen Kabushiki Kaisha	50,000	430,838
Nishi-Nippon City Bank, Ltd.	28,000	120,083
Nishimatsu Construction Co., Ltd.	1,000	3,108
Nissan Chemical Industries, Ltd.	7,000	79,391

Nissan Motor Co., Ltd.	126,200	1,273,261
Nisshin Seifun Group, Inc.	6,500	70,132
Nisshinbo Industries, Inc.	2,000	25,926
Nissin Food Products Co., Ltd.	3,200	120,333
Nitto Denko Corp.	9,400	414,137
Nomura Holdings, Inc.	73,800	1,421,370
Nomura Research Institute, Ltd.	6,000	160,016
NSK, Ltd.	31,000	300,209
NTN Corp.	22,000	182,899
NTT Data Corp.	69	338,610
NTT DoCoMo, Inc.	167	284,931
Obayashi Corp.	38,000	239,493
Obic Co, Ltd.	400	74,193
OJI Paper Co., Ltd.	44,800	228,971
Oki Electric Industry Co., Ltd.	22,000	37,928
Okumura Corp.	11,000	61,345
Olympus Corp.	5,000	174,671
Omron Corp.†	8,900	238,335
Onward Kashiyama Co., Ltd.	6,000	80,010
ORACLE Corp.	1,800	81,499
Oriental Land Co., Ltd.	3,000	169,269
Osaka Gas Co., Ltd.	99,200	371,532
Pioneer Corp.	6,751	86,165
Promise Co., Ltd.	1,200	36,106
Resona Holdings, Inc.	199	449,074
Ricoh Co., Ltd.	26,000	570,190
Rohm Co., Ltd.	6,500	585,069
Sanken Electric Co., Ltd.	7,000	62,982
Sanyo Electric Co., Ltd.†	71,000	112,976
Sapporo Holdings, Ltd.	8,000	56,856
SBI E* Trade Securities Co., Ltd.	66	70,719
Secom Co., Ltd.	6,000	271,555
Seiko Epson Corp.	4,900	148,473
Sekisui Chemical Co., Ltd.	20,000	155,288
Sekisui House, Ltd.	42,400	626,741
Seven & I Holdings Co., Ltd.	32,300	930,712
Sharp Corp.	37,800	691,878
Shimachu Co., Ltd.	2,400	65,012
Shimamura Co., Ltd.	900	98,387
Shimano, Inc.	4,700	154,656
Shimizu Corp.	40,000	248,053
Shin-Etsu Chemical Co., Ltd.	17,448	1,129,079
Shinko Securities Co., Ltd.	18,000	81,780
Shinsei Bank, Ltd.	50,000	214,964
Shionogi & Co., Ltd.	12,000	234,143
Shiseido Co., Ltd.	14,600	313,417
Showa Denko K.K.	26,000	85,271
Showa Shell Sekiyu K.K.	8,000	96,035
SMC Corp.	2,900	370,185
Softbank Corp.	40,400	870,186
Sompo Japan Insurance, Inc.	34,000	415,850
Sony Corp.	31,847	1,696,321
Stanley Electric Co., Ltd.	3,100	61,506
Sumitomo Bakelite Co., Ltd.	6,000	42,457
Sumitomo Chemical Co., Ltd.	55,400	365,733
Sumitomo Corp.	40,400	686,964
Sumitomo Electric Industries, Ltd.	29,200	414,154
Sumitomo Heavy Industries, Ltd.	19,000	195,889
Sumitomo Metal Industries, Ltd.	131,000	663,838
Sumitomo Metal Mining Co., Ltd.	43,400	800,728
Sumitomo Mitsui Financial Group, Inc.	254	2,222,446
Sumitomo Realty & Development Co., Ltd.	16,000	589,913
T&D Holdings, Inc.	9,150	579,955
Taiheiyo Cement Corp.	26,000	110,984
Taisei Corp.	55,000	189,830
Taisho Pharmaceutical Co., Ltd.	6,412	125,884
Taiyo Yuden Co., Ltd.	4,000	87,835
Takara Holdings, Inc.	5,000	36,965
Takashimaya Co., Ltd.	16,000	187,971
Takeda Pharmaceutical Co., Ltd.	35,501	2,301,268
Takefuji Corp.	1,490	50,014
TDK Corp.	5,000	433,752
Teijin, Ltd.	35,800	184,732
Terumo Corp.	8,300	335,594
The 77 Bank, Ltd.	17,000	111,388
The Bank of Yokohama, Ltd.	60,000	439,529
The Chiba Bank, Ltd.	35,000	289,474
The Joyo Bank, Ltd.	38,000	232,959
The Kansai Electric Power Co., Inc.	34,300	956,841
The Shizuoka Bank, Ltd.	30,000	316,157
The Sumitomo Trust & Banking Co., Ltd.	62,000	605,378
THK Co., Ltd.	1,700	41,539
TIS, Inc.	1,602	36,667
Tobu Railway Co., Ltd.	36,200	165,356
Toho Co., Ltd.	3,000	58,813
Tohoku Electric Power Co., Inc.	19,900	474,922
Tokyo Broadcasting System, Inc.	4,000	135,119
Tokyo Electric Power Co., Inc.	49,900	1,654,820
Tokyo Electron, Ltd.	9,900	686,655
Tokyo Gas Co., Ltd.	104,400	522,869
Tokyo Tatemono Co., Ltd.	12,000	167,760
Tokyu Corp.	41,000	297,116
TonenGeneral Sekiyu KK	14,000	150,653
Toppan Printing Co., Ltd.	17,200	174,791
Toray Industries, Inc.	49,100	337,581
Toshiba Corp.	115,000	857,956
Tosoh Corp.	19,000	86,615
Toto, Ltd.	22,200	210,024
Toyo Seikan Kaisha, Ltd.	8,000	159,211
Toyobo Co., Ltd.	3,000	9,073
Toyoda Gosei Co., Ltd.	600	14,797
Toyota Industries Corp.	4,150	195,674
Toyota Motor Corp.	137,100	8,352,640
Trend Micro, Inc.†	5,500	171,180
Uni-Charm Corp.	1,500	88,459
Uniden Corp.	3,000	21,357
UNY Co., Ltd.	5,000	59,800
Ushio, Inc.	2,000	39,195
USS Co, Ltd.	1,000	63,018
Wacoal Corp.	3,000	37,244
West Japan Railway Co.	15	67,874
Yahoo! Japan Corp.	830	287,866
Yakult Honsha Co., Ltd.	4,000	106,793
Yamada Denki Co., Ltd.	4,600	423,854
Yamaha Corp.	5,000	115,457

Yamaha Motor Co., Ltd.	2,000	52,832
Yamato Transport Co., Ltd.	12,000	174,180
Yamazaki Baking Co., Ltd.	4,000	37,155
Yokogawa Electric Corp.	8,600	126,457

		110,596,211

MALAYSIA — 0.1%
IJM Corp BHD	162,600	410,498

MEXICO — 1.1%
Alfa SA, Class A	12,000	89,847
America Movil SA de CV	902,200	2,365,084
Cemex SA de CV	206,000	668,867
Coca-Cola Femsa SA de CV, Series L	4,000	15,490
Corporacion GEO SA de CV, Series B	13,000	71,327
Fomento Economico Mexicano, SA de CV	23,000	247,286
Grupo Carso SA de CV	26,000	103,294
Grupo Financiero Banorte SA de CV	167,400	727,720
Grupo Mexico SA de CV, Class B	38,000	204,713
Grupo Modelo SA de CV, Series C	20,000	103,087
Grupo Televisa SA	75,000	420,133
Kimberly-Clark de Mexico SA de CV, Class A	18,000	80,534
Telefonos de Mexico SA de CV	430,000	735,781
Urbi, Desarrollos Urbanos, SA de CV	6,000	25,064
Wal-Mart de Mexico SA de CV, Series V†	131,454	515,882

		6,374,109

NETHERLANDS — 3.0%
ABN Amro Holding NV	67,358	3,284,724
Aegon NV	71,373	1,465,917
Akzo Nobel NV	7,932	633,828
Corio NV	2,558	225,673
European Aeronautic Defense and Space Co.	7,939	254,341
Hagemeyer NV†	2,229	10,527
Heineken NV	17,551	937,414
ING Groep NV	65,319	2,965,161
James Hardie Industries NV	21,511	157,362
Koninklijke (Royal) KPN NV	53,960	913,979
Koninklijke (Royal) Philips Electronics NV	27,193	1,112,068
Koninklijke DSM DV	4,386	209,091
Mittal Steel Co NV	17,913	952,655
Oce NV	2,867	53,979
Qiagen NV†	7,643	136,260
Reed Elsevier NV	12,657	237,477
Rodamco Europe NV	2,100	309,667
Royal Numico NV	6,621	365,675
TPG NV	21,028	947,276
Unilever NV	47,005	1,430,335
Wereldhave NV	1,042	150,317
Wolters Kluwer NV	7,038	208,246

		16,961,972

NORWAY — 0.5%
DNB NOR ASA	9,448	134,614
Norsk Hydro ASA	22,335	772,101
Norske Skogindustrier ASA	6,000	91,405
Orkla ASA	29,500	469,919
Statoil ASA	18,800	527,962
Tandberg ASA†	5,000	105,588
Tandberg Television ASA†	2,500	44,288
Telenor ASA	22,400	419,396
Yara International ASA	6,467	188,375

		2,753,648

PHILIPPINES — 0.0%
Banco de Oro Universal Bank	40,502	50,197
Bank of the Philippine Islands	22,590	30,531
Metropolitan Bank & Trust	80,000	104,034

		184,762

POLAND — 0.6%
Agora SA	2,900	46,831
Bank BPH	700	247,391
Bank Pekao SA	9,956	928,796
Bank Zachodni WBK SA	2,000	217,195
Grupa Kety SA	100	6,974
Kghm Polska Miedz SA	10,000	378,322
Polski Koncern Naftowy SA	23,500	382,893
Powszechna Kasa Oszczednosci Bank Polski SA	29,400	535,850
Prokom Software SA	900	52,752
Telekomunikacja Polska SA	54,400	434,806

		3,231,810

PORTUGAL — 0.2%
Banco Comercial Portugues SA	55,624	232,768
Brisa-Auto Estradas de Portugal SA	13,263	174,742
Energias de Portugal SA	14,706	81,467
Portugal Telecom SGPS SA	20,599	293,737
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS SA	1,636	27,374

		810,088

RUSSIA — 0.9%
LUKOIL ADR	10,416	815,573
Mining & Metallurgical Co. Norilsk Nickel ADR	5,315	1,036,425
Mobile TeleSystems ADR	5,700	314,070
OAO Gazprom ADR	3,107	123,814
OAO Gazprom ADR (London)	30,403	1,192,055
OAO Vimpel-Communications ADR	3,000	290,280
Polyus Gold Co. ADR	3,400	153,850
Sberbank GDR	593	280,489
Surgutneftegaz Sponsored Preferred ADR	2,200	168,300
Surgutneftegaz ADR	4,700	305,030
Tatneft GDR	2,100	207,900
Unified Energy System GDR	2,586	331,035

		5,218,821

SINGAPORE — 1.8%
Ascendas Real Estate Investment Trust	72,000	122,533
CapitaLand, Ltd.	88,000	485,436

CapitaMall Trust	64,000	166,386
Chartered Semiconductor Manufacturing, Ltd.	103,000	96,391
City Developments, Ltd.	37,977	397,506
ComfortDelGro Corp., Ltd.	137,465	205,161
Cosco Corp. Singapore, Ltd.	60,000	109,565
Creative Technology, Ltd.	6,401	38,181
DBS Group Holdings, Ltd.	78,929	1,094,048
Fraser and Neave, Ltd.	98,000	345,358
Jardine Cycle & Carriage, Ltd.	13,025	113,137
K-REIT Asia	5,000	9,763
Keppel Corp., Ltd.	39,000	544,038
Keppel Land, Ltd.	26,000	150,012
Neptune Orient Lines, Ltd.	55,000	128,947
Overseas-Chinese Banking Corp., Ltd.	175,888	1,031,639
Parkway Holdings, Ltd.	46,000	118,805
SembCorp Industries, Ltd.	60,370	192,525
SembCorp Marine, Ltd.	40,000	94,789
Singapore Airlines, Ltd.	42,000	499,746
Singapore Exchange, Ltd.	55,997	267,457
Singapore Land, Ltd.	17,000	116,508
Singapore Post, Ltd.	111,000	86,999
Singapore Press Holdings, Ltd.	109,936	313,759
Singapore Technologies Engineering, Ltd.	97,472	229,130
Singapore Telecommunications, Ltd.	784,530	1,698,160
STATS ChipPAC, Ltd.	99,000	118,749
United Overseas Bank, Ltd.	81,044	1,131,935
United Overseas Land, Ltd.	44,308	139,139
Venture Corp., Ltd.	19,506	199,805

		10,245,607

SOUTH AFRICA — 0.2%
MTN Group, Ltd.	61,440	896,427

SOUTH KOREA — 0.5%
Doosan Heavy Industries and Construction Co., Ltd.	7,760	607,220
L.G.Philips LCD., Ltd.	26,950	1,096,555
Samsung Electronics Co., Ltd.†	2,163	1,324,504

		3,028,279

SPAIN — 2.5%
Abertis Infraestructuras SA	13,768	438,810
Acciona SA	764	169,842
Acerinox SA	5,996	140,867
ACS, Actividades de Construccion y Servicios SA	6,665	411,881
Altadis SA	14,780	955,397
Antena 3 de Television SA	1,386	29,661
Banco Bilbao Vizcaya Argentaria SA	69,042	1,644,514
Banco Popular Espanol SA	19,164	378,933
Banco Santander Central Hispano SA	109,708	1,955,678
Cintra Concesiones de Infraestructuras de Transporte SA	6,149	109,810
Endesa SA	15,512	849,277
Fomento de Construcciones y Contratas SA	839	77,718
Gas Natural SDG, SA	20,915	1,050,857
Grupo Ferrovial SA	1,702	184,635
Iberdrola SA	13,238	654,321
Iberdrola SA (London)	10,131	502,017
Indra Sistemas SA	1,441	35,415
Industria de Diseno Textil SA	5,192	318,270
Metrovacesa SA	646	73,893
Repsol YPF SA	21,915	719,198
Sacyr Vallehermoso SA	1,887	98,257
Sociedad General de Aguas de Barcelona SA, Class A	5,147	186,365
Telefonica SA	115,090	2,567,201
Union Fenosa SA	3,126	170,382

		13,723,199

SWEDEN — 1.9%
Alfa Laval AB	600	36,523
Assa Abloy AB, Class B	9,773	218,675
Atlas Copco AB, Class A	10,755	408,250
Atlas Copco AB, Class B	7,155	256,602
Electrolux AB, Series B	6,100	158,325
Eniro AB	3,200	42,669
Fabege AB	1,300	34,569
Getinge AB, Class B	4,600	105,233
Hennes & Mauritz AB, Class B	9,600	634,485
Holmen AB	1,750	78,027
Husqvarna AB†	6,100	111,400
Modern Times Group AB, Class B	1,000	58,406
Nordea Bank AB	92,626	1,601,040
Sandvik AB	30,270	576,627
Scania AB, Class B	3,000	285,841
Skandinaviska Enskilda Banken AB, Class A	14,677	536,400
Skanska AB, Class B	11,413	263,717
SKF AB, Class B	8,252	179,983
Ssab Svenskt Stal AB, Series A	6,150	216,684
Svenska Cellulosa AB, Class B	6,477	333,155
Svenska Handelsbanken, Class A	25,410	774,229
Swedish Match AB	8,700	160,590
Tele2 AB, Class B	4,400	75,241
Telefonaktiebolaget LM Ericsson, Class B	482,314	1,838,702
TeliaSonera AB	46,389	375,701
Volvo AB Class A	15,325	303,297
Volvo AB Class A Redemption Shares	3,065	11,437
Volvo AB Class B	32,075	622,921
Volvo AB Class B Redemption Shares	6,415	23,936
Wihlborgs Fastigheter AB	520	11,246

		10,333,911

SWITZERLAND — 5.8%
ABB, Ltd.	61,297	1,225,136
ABB, Ltd. ADR	22,300	445,108
Ciba Specialty Chemicals AG	2,104	138,333
Clariant AG†	7,098	116,784
Compagnie Financiere Richemont SA	13,491	813,316
Credit Suisse Group	48,483	3,809,908
Geberit AG	141	249,986
Givaudan SA	215	201,019
Holcim, Ltd.	7,202	770,121
Kudelski SA	1,372	52,569

Logitech International SA	5,908	159,571
Lonza Group AG	1,195	116,280
Nestle SA	17,342	6,870,525
Nobel Biocare Holding AG	1,055	380,850
Novartis AG	65,463	3,810,883
Roche Holding AG	19,688	3,713,946
Schindler Holding AG	3,010	192,251
Serono SA, Class B	180	164,287
Straumann AG	483	141,155
Swatch Group AG	1,614	93,728
Swatch Group AG, Class B	868	248,006
Swiss Re	17,879	1,685,632
Swisscom AG	648	228,153
Syngenta AG	3,353	666,941
UBS AG	86,782	5,624,513
Zurich Financial Services AG	2,073	600,215

		32,519,216

TAIWAN — 0.1%
AU Optronics Corp. ADR†	43,940	699,085

THAILAND — 0.0%
Advance Agro Public Co., Ltd.†	660	712
Univest Land PCL†(2)(3)	22,500	0

		712

TURKEY — 1.0%
Akbank TAS	126,643	918,081
Anadolu Efes Biracilik ve Malt Sanayii AS	2,284	77,680
Arcelik AS	19,421	143,825
Dogan Sirketler Gruby Holding AS	85,733	161,041
Dogan Yayin Holding†	25,997	95,827
Eregli Demir ve Celik Fabrikalari TAS	45,474	518,707
Ford Otomotiv Sanayi AS	11,817	100,253
Haci Omer Sabanci Holdings AS	71,032	310,712
Hurriyet Gazetecilik ve Matbaacilik AS	14,771	39,549
Koc Holding AS	37,264	182,093
Migros Turk TAS	15,676	184,659
Trakya Cam Sanayii AS	6,320	17,898
Tupras-Turkiye Petrol Rafinerileri AS	13,983	283,412
Turk Hava Yollari Anonim Ortakligi†	5,130	31,165
Turk Sise ve Cam Fabrikalari AS	14,628	55,471
Turkcell Iletisim Hizmetleri AS	179,952	997,502
Turkiye Garanti Bankasi AS	123,142	594,071
Turkiye Is Bankasi, Class C	172,480	815,183
Yapi Ve Kredi Bankasi AS	104,097	225,593

		5,752,722

UNITED KINGDOM — 16.4%
3i Group PLC	6,333	145,438
Aegis Group PLC	44,752	123,985
Alliance Boots PLC	17,767	396,805
AMEC PLC	8,935	98,996
American Physicians Capital, Inc.	46,773	1,443,417
Amvescap PLC	9,302	109,023
Anglo American PLC	80,316	4,250,545
ARM Holdings PLC	24,888	66,246
Arriva PLC	5,793	87,007
AstraZeneca PLC (London)	39,846	2,168,403
Aviva PLC	93,428	1,465,813
BAE Systems PLC	106,301	964,779
Balfour Beatty PLC	16,578	153,035
Barclays PLC	199,828	2,877,755
Barratt Developments PLC	4,768	102,462
BBA Aviation PLC	17,418	98,555
Bellway PLC	4,507	135,652
Berkeley Group Holdings PLC	2,361	81,098
BG Group PLC	111,879	1,614,643
BHP Billiton PLC	127,307	2,839,096
Biffa PLC	17,626	114,357
BP PLC	575,428	6,465,366
Britannic Group PLC	1,256	16,199
British Airways PLC†	20,325	204,408
British Land Co. PLC	10,707	312,759
British Sky Broadcasting Group PLC	21,812	249,794
BT Group PLC	255,070	1,610,605
Bunzl PLC	16,778	237,586
Burberry Group PLC	5,860	80,427
Cadbury Schweppes PLC	65,351	862,149
Capita Group PLC	4,183	58,749
Carnival PLC	7,196	362,247
Centrica PLC	103,023	793,766
Close Brothers Group PLC	823	15,954
Cobham PLC	51,529	214,104
Compass Group PLC	86,855	628,416
Daily Mail & General Trust	6,452	107,441
Diageo PLC	105,952	2,234,525
Drax Group PLC	4,156	65,781
DSG International PLC	36,876	118,035
Electrocomponents PLC	20,249	124,133
Emap PLC	4,494	72,478
EMI Group PLC	16,996	79,030
Enterprise Inns PLC	29,580	377,016
Experian Group, Ltd.	15,716	177,686
Fiberweb PLC	5,184	19,400
FirstGroup PLC	15,308	201,079
FKI PLC	5,356	12,834
Friends Provident PLC	72,290	272,421
Galiform PLC	5,150	16,712
George Wimpey PLC	8,221	95,313
GKN PLC	14,066	108,131
GlaxoSmithKline PLC	145,396	4,206,836
Group 4 Securicor PLC	7,209	32,908
Hammerson PLC	5,870	177,580
Hanson PLC	27,452	467,706
Hays PLC	32,049	108,144
HBOS PLC	115,574	2,480,711
Home Retail Group	15,683	142,761
HSBC Holdings PLC	165,061	3,048,502
ICAP PLC	3,069	30,970
IMI PLC	13,260	150,033
Imperial Chemical Industries PLC	40,076	424,894
Imperial Tobacco Group PLC	20,044	868,389
Intercontinental Hotels Group PLC	17,136	413,721
International Power PLC	9,315	81,385
Invensys PLC	7,447	48,985
J Sainsbury PLC	35,170	400,462

Johnson Matthey PLC	6,172	192,964
Kelda Group PLC	20,210	374,020
Kesa Electricals PLC	14,820	99,323
Kingfisher PLC	22,249	120,240
Ladbrokes PLC	31,596	256,604
Land Securities Group PLC	9,582	373,058
Legal & General Group PLC	240,380	736,894
Liberty International PLC	5,106	122,291
Lloyds TSB Group PLC	200,574	2,312,889
LogicaCMG PLC	27,237	99,436
London Stock Exchange Group PLC	4,029	100,819
Lonmin PLC	1,060	69,335
Man Group PLC	26,451	295,905
Marks & Spencer Group PLC	32,068	473,241
Meggitt PLC	15,929	97,060
Michael Page International PLC	6,670	76,387
Misys PLC	15,944	79,095
National Express Group PLC	4,865	118,429
National Grid PLC	112,467	1,759,683
Next PLC	5,025	234,147
Pearson PLC	19,656	336,070
Persimmon PLC	5,378	143,529
Provident Financial PLC	5,937	91,169
Prudential PLC	69,358	1,029,363
Punch Taverns PLC	10,572	272,719
Rank Group PLC	10,180	40,573
Reckitt Benckiser PLC	32,558	1,784,071
Reed Elsevier PLC	24,789	314,115
Rentokil Initial PLC	11,447	39,397
Reuters Group PLC	29,106	277,671
Rexam PLC	18,060	188,974
Rio Tinto PLC	56,149	3,423,038
Rolls-Royce Group PLC	60,101	574,300
Royal & Sun Alliance Insurance Group PLC	99,304	328,619
Royal Bank of Scotland Group PLC	88,567	3,389,259
Royal Dutch Shell PLC, Class A	119,364	4,159,210
Royal Dutch Shell PLC, Class B	83,387	2,954,813
SABMiller PLC	14,390	340,078
Sage Group PLC	50,300	263,809
Schroders PLC	786	20,029
Scottish & Newcastle PLC	5,078	62,249
Scottish and Southern Energy PLC	37,472	1,119,390
Serco Group PLC	2,930	28,756
Severn Trent PLC	11,816	349,741
Signet Group PLC	85,037	209,275
Slough Estates PLC	8,412	128,954
Smith & Nephew PLC	23,503	293,955
Smiths Group PLC	18,104	391,241
Societe Generale Effekten GmbH	2,920	62,477
Stagecoach Group PLC	23,616	87,350
Tate & Lyle PLC	22,639	280,722
Taylor Woodrow PLC	11,644	112,153
Tesco PLC	197,996	1,819,467
Tomkins PLC	29,540	157,011
Unilever PLC	42,562	1,332,090
United Business Media PLC	5,248	84,218
United Utilities PLC	7,621	113,376
Vodafone Group PLC	1,637,689	4,661,837
Whitbread PLC	8,193	307,650
William Hill PLC	22,413	266,640
Wolseley PLC	19,183	460,725
WPP Group PLC	19,225	284,677
Xstrata PLC	42,273	2,216,136
Yell Group PLC	12,436	120,413

		91,528,770

UNITED STATES — 0.1%
Synthes, Inc.	2,249	294,337

TOTAL COMMON STOCK (cost $310,366,928)		473,528,400

Preferred Stock — 1.8%

BRAZIL — 1.4%
Aracruz Celulose SA, Class B	18,993	102,862
Banco Bradesco SA	38,000	813,471
Banco Itau Holding Financeira SA	25,693	989,214
Brasil Telecom Participacoes SA	10,529,600	113,430
Centrais Eletricas Brasileiras SA, Class B	5,002,360	117,701
Companhia De Bebidas Das Americas	743,588	433,830
Companhia Energetica de Minas Gerais	6,611,250	233,384
Companhia Vale do Rio Doce, Class A	55,526	1,921,854
Contax Participacoes SA	8,931	8,882
Embratel Participacoes SA	4,098,758	14,287
Gerdau SA	14,750	301,304
Klabin SA	19,500	60,100
Petroleo Brasileiro SA	99,000	2,203,141
Sadia SA	22,000	95,318
Tele Norte Leste Participacoes SA	12,033	201,725
Telesp Celular Participacoes SA	14,412	66,699
Usinas Siderurgicas de Minas Gerais SA, Class A	3,700	175,792
Votorantim Celulose e Papel SA	3,853	76,829

		7,929,823

GERMANY — 0.4%
Henkel KGaA	3,416	538,005
Porsche AG	394	660,252
RWE AG	2,037	200,603
Volkswagen AG	5,233	531,308

		1,930,168

UNITED KINGDOM — 0.0%
Rolls Royce Group	3,557,979	7,115

TOTAL PREFERRED STOCK (cost $5,498,772)		9,867,106

Rights — 0.0%†

BRAZIL — 0.0%
Cia De Bebidas DAS Expires 06/02/07	3,506	205

Ambev Cia De Bebidas Expires 06/02/07		524	51

			256

JAPAN — 0.0%
Dowa Mining Co., Ltd. Expires 01/29/10		23,000	10,905

UNITED STATES — 0.0%
Gol Linhas Aereas Inteligentes Expires 05/31/07		911	0

TOTAL RIGHTS (cost $0)			11,161

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $315,865,700)			483,406,667

Repurchase Agreement — 9.6%

Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 04/30/07, to be repurchased 05/01/07 in the amount of $53,605,467 and collaterized by $55,790,000 of Federal Home Loan Mtg. Assoc. Notes bearing interest at 4.13%, due 02/24/11 and having an approximate value of $54,674,200 (cost $53,601,000)		$53,601,000	53,601,000

TOTAL INVESTMENTS (cost $369,466,700)(1)	96.1%		537,007,667
Other assets less liabilities	3.9		22,003,450

NET ASSETS	100.0%		$559,011,117

†	Non-income producing security

ADR	American Depository Receipt

GDR	Global Depository Receipt

(1)	See Note 4 for cost of investments on a tax basis.

(2)	Fair valued security; See Note 1

(3)	Illiquid Security

(4)	A substantial number of the Portfolios holdings were valued using fair value procedures at April 30, 2007. At April 30, 2007, the aggregate value of these securities was $461,229,851 representing 83.0% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.

Open Futures Contracts
					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	April 30, 2007	(Depreciation)

216 Long	CAC 40 Index	May 2007	$17,075,395	$17,464,595	$389,200
17 Long	Dow Jones Euro Stoxx 50	June 2007	930,054	1,007,144	77,090
52 Long	German Stock Index	June 2007	12,538,102	13,220,264	682,162
14 Long	IBEX 35 Index	May 2007	2,796,332	2,729,459	(66,873)
33 Long	Nikkei Index	June 2007	4,619,148	4,807,581	188,433
9 Long	S&P Milan Index	June 2007	2,401,020	2,647,731	246,711
61 Long	Singapore Index Future	May 2007	3,314,293	3,308,297	(5,996)
151 Long	Toyko Price Index	June 2007	20,984,695	21,480,274	495,579

					$2,006,306

Open Forward Foreign Currency Contracts
Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Appreciation

* HKD	172,966,424	USD	22,193,677	05/16/2007	$70,755
* JPY	7,328,496,149	USD	62,249,640	05/16/2007	780,516
* JPY	1,334,524,617	USD	11,477,467	06/14/2007	241,825
* USD	43,072,896	EUR	32,544,682	05/16/2007	1,368,759
* USD	35,359,480	GBP	18,317,150	06/14/2007	1,259,778
* USD	22,695,705	EUR	17,144,200	06/14/2007	741,543
* USD	11,552,076	AUD	14,633,840	05/16/2007	596,783
* USD	3,978,221	SEK	27,895,747	06/14/2007	195,408
* USD	2,280,032	CHF	2,805,580	05/16/2007	46,260
* USD	151,158	GBP	77,064	05/16/2007	2,934

					$5,304,561

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Depreciation

* AUD	847,900	USD	662,803	05/16/2007	$(41,113)
* CHF	2,823,522	USD	2,303,149	05/16/2007	(38,020)
* EUR	5,539,858	USD	7,281,664	05/16/2007	(283,334)
* EUR	7,757,708	USD	10,271,308	06/14/2007	(333,989)
* GBP	1,745,056	USD	3,472,426	05/16/2007	(16,885)
* GBP	3,349,133	USD	6,471,229	06/14/2007	(224,287)
* SEK	7,152,914	USD	1,020,504	06/14/2007	(49,682)
* USD	7,987,657	HKD	62,272,331	05/16/2007	(22,840)
* USD	20,419,152	JPY	2,374,465,919	06/14/2007	(428,026)
* USD	33,995,983	JPY	3,996,214,760	05/16/2007	(476,989)

					(1,915,165)

Net Unrealized Appreciation (Depreciation)					$3,389,396

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar	GBP — British Pound	SEK — Swedish Krona
CHF — Swiss Franc	HKD — Hong Kong Dollar	USD — United States Dollar
EUR — Euro Dollar	JPY — Japanese Yen

Industry Allocation*
Banks-Commercial	14.4%
Repurchase Agreements	9.6
Oil Companies-Integrated	5.1
Medical-Drugs	4.2
Auto-Cars/Light Trucks	3.5
Electric-Integrated	3.2
Insurance-Multi-line	3.0
Diversified Minerals	2.9
Telephone-Integrated	2.4
Food-Misc.	2.3
Finance-Investment Banker/Broker	2.2
Cellular Telecom	1.9
Chemicals-Diversified	1.7
Steel-Producers	1.5
Diversified Manufactured Operations	1.4
Electronic Components-Misc.	1.3
Real Estate Operations & Development	1.2
Metal-Diversified	1.1
Machinery-General Industrial	0.9
Oil Companies-Exploration & Production	0.9
Telecom Services	0.9
Building Products-Cement	0.8
Tobacco	0.8
Audio/Video Products	0.7
Brewery	0.7
Electric Products-Misc.	0.7
Food-Retail	0.7
Import/Export	0.7
Insurance-Life/Health	0.7
Insurance-Reinsurance	0.7
Wireless Equipment	0.7
Diversified Operations	0.6
Engineering/R&D Services	0.6
Gas-Distribution	0.6
Office Automation & Equipment	0.6
Real Estate Management/Services	0.6
Transport-Services	0.6
Building & Construction Products-Misc.	0.5
Building & Construction-Misc.	0.5
Enterprise Software/Service	0.5
Finance-Other Services	0.5
Insurance-Property/Casualty	0.5
Machinery-Construction & Mining	0.5
Oil Refining & Marketing	0.5
Transport-Rail	0.5
Aerospace/Defense	0.4
Airlines	0.4
Beverages-Wine/Spirits	0.4
Building-Heavy Construction	0.4
Building-Residential/Commerical	0.4
Electronic Components-Semiconductors	0.4
Paper & Related Products	0.4
Real Estate Investment Trusts	0.4
Rubber-Tires	0.4
Soap & Cleaning Preparation	0.4
Auto/Truck Parts & Equipment-Original	0.3
Cosmetics & Toiletries	0.3
Electric-Distribution	0.3
Machinery-Electrical	0.3
Medical Products	0.3
Multimedia	0.3
Photo Equipment & Supplies	0.3
Public Thoroughfares	0.3
Retail-Apparel/Shoe	0.3
Retail-Jewelry	0.3
Retail-Major Department Stores	0.3
Retail-Misc./Diversified	0.3
Toys	0.3
Agricultural Chemicals	0.2
Applications Software	0.2
Athletic Footwear	0.2
Building Products-Doors & Windows	0.2
Distribution/Wholesale	0.2
Electronic Measurement Instruments	0.2
Food-Catering	0.2
Gambling (Non-Hotel)	0.2
Hotels/Motels	0.2
Industrial Gases	0.2
Metal Processors & Fabrication	0.2
Textile-Products	0.2
Transport-Marine	0.2
Water	0.2
Advertising Services	0.1
Aerospace/Defense-Equipment	0.1
Apparel Manufacturers	0.1
Appliances	0.1
Auto-Heavy Duty Trucks	0.1
Banks-Mortgage	0.1
Banks-Special Purpose	0.1
Broadcast Services/Program	0.1
Building Products-Air & Heating	0.1
Chemicals-Specialty	0.1
Circuit Boards	0.1
Coal	0.1
Computer Services	0.1
Computers-Integrated Systems	0.1
Computers-Memory Devices	0.1
Containers-Metal/Glass	0.1
Cruise Lines	0.1
Dialysis Centers	0.1
Diversified Financial Services	0.1
Diversified Operations/Commerical Services	0.1
Electric-Generation	0.1
Electronic Security Devices	0.1
Food-Wholesale/Distribution	0.1
Machine Tools & Related Products	0.1
Machinery-Farming	0.1
Medical-Biomedical/Gene	0.1
Medical-Wholesale Drug Distribution	0.1
Metal-Aluminum	0.1
Mining	0.1
Networking Products	0.1
Non-Ferrous Metals	0.1
Non-Hazardous Waste Disposal	0.1
Power Converter/Supply Equipment	0.1
Printing-Commercial	0.1
Publishing-Books	0.1
Publishing-Newspapers	0.1
Publishing-Periodicals	0.1
Retail-Consumer Electronics	0.1
Retail-Drug Store	0.1
Retail-Hypermarkets	0.1
Retail-Pubs	0.1
Retail-Restaurants	0.1
Semiconductor Equipment	0.1
Sugar	0.1
Telecommunication Equipment	0.1
Television	0.1
Transport-Truck	0.1
Travel Services	0.1
Web Portals/ISP	0.1
Wire & Cable Products	0.1

96.1%

*	Calculated as a percentage of Net Assets

SUNAMERICA SERIES TRUST
EMERGING MARKETS PORTFOLIO
Portfolio of Investments — April 30, 2007
(unaudited)

Common Stock — 90.9%	Shares/ Principal Amount	Value (Note 1)(5)

BRAZIL — 7.4%
Bematech Industria e Comercio de Equipamentos*(3)	92,800	$744,282
Cia Vale do Rio Doce ADR	160,645	6,523,793
CPFL Energia SA	1	16
Cyrela Brazil Realty SA	227,000	2,380,533
Fertilizantes Heringer SA†*(3)(4)	450,350	3,946,743
LPS Brasil Consultoria de Imoveis SA†*(3)	220,820	2,272,236
Petroleo Brasileiro SA ADR	29,922	3,029,004
Tam SA	139,000	3,576,470

		22,473,077

CHILE — 1.0%
Banco Santander Chile SA	58,700	2,899,780

CHINA — 6.1%
Bank of China, Ltd.†	4,201,000	2,074,357
Baoye Group Co., Ltd	1,202,000	1,832,602
China Petroleum & Chemical Corp	3,404,000	2,968,040
China Petroleum & Chemical Corp. ADR	13,600	1,186,056
China Shenhua Energy Co., Ltd	975,000	2,425,593
Dongfeng Motor Group Co., Ltd	4,986,000	2,637,157
Ping An Insurance Group Co. of China Ltd	387,000	2,053,083
The9 Ltd. ADR†	22,000	900,020
Yanzhou Coal Mining Co., Ltd	2,544,000	2,624,848

		18,701,756

CZECH REPUBLIC — 1.7%
CEZ	105,489	5,153,780

EGYPT — 3.1%
El Sewedy Cables Holding Co.†	263,968	2,439,127
Orascom Construction Industries	36,498	2,105,263
Telecom Egypt	1,671,877	4,773,078

		9,317,468

HONG KONG — 4.1%
China Mobile Ltd	263,500	2,375,075
China Netcom Group Corp. Hong Kong, Ltd	873,000	2,152,253
Hopson Development Holdings, Ltd	1,072,000	2,523,000
Melco PBL Entertainment Macau, Ltd. ADR†	180,880	3,150,930
Pacific Basin Shipping, Ltd	2,385,000	2,380,230

		12,581,488

HUNGARY — 1.2%
MOL Hungarian Oil and Gas Nyr†	30,457	3,712,320

INDIA — 1.7%
Bharat Heavy Electricals Ltd	46,727	2,807,425
Satyam Computer Services, Ltd	206,787	2,370,971

		5,178,396

INDONESIA — 2.4%
Bank Rakyat Indonesia	4,891,000	2,802,818
Telekomunikasi Indonesia Tbk PT	3,984,000	4,589,868

		7,392,686

ISRAEL — 2.6%
Bank Hapoalim BM	692,422	3,615,680
Israel Chemicals, Ltd	355,978	2,717,709
Teva Pharmaceutical Industries, Ltd. ADR	39,217	1,502,403

		7,835,792

KAZAKHSTAN — 0.8%
Kazkommertsbank GDR†*(3)	80,600	1,692,600
Kazkommertsbank GDR†	38,343	805,203

		2,497,803

MALAYSIA — 6.8%
Gamuda Bhd	952,000	2,169,569
Genting Bhd	941,000	2,321,638
IOI Corp. Bhd†	717,600	5,249,257
Maxis Communications Bhd(2)	823,100	3,126,914
Public Bank Bhd	1,194,600	3,479,086
SP Setia Bhd	925,500	2,217,249
Zelan Bhd	635,000	2,165,497

		20,729,210

MEXICO — 2.8%
America Movil SAB de CV ADR	65,545	3,443,079
Axtel SAB de CV†	282,284	1,327,407
Cemex SAB de CV ADR†	120,800	3,926,000

		8,696,486

PAKISTAN — 0.9%
Bank of Punjab/Pakistan	1,547,500	2,767,340

PHILIPPINES — 2.7%
Filinvest Land, Inc	44,584,000	1,635,611
First Philippine Holdings Corp	1,126,750	1,792,953
Megaworld Corp	19,848,700	1,325,811
Philippine Long Distance Telephone Co	53,350	2,819,692
Union Bank Of Philippines†*(2)(3)	416,500	516,142

		8,090,209

POLAND — 0.8%
Globe Trade Centre SA†	145,960	2,559,650

RUSSIA — 8.9%
LUKOIL	49,737	3,929,223
LUKOIL ADR	57,441	4,497,630
Mobile Telesystems OJSC ADR	95,200	5,245,520
OAO Gazprom	529,035	5,237,447
OAO Gazprom ADR	209,759	8,358,896

		27,268,716

SINGAPORE — 0.6%
United Test and Assembly Center, Ltd.†	3,273,000	1,907,069

SOUTH AFRICA — 6.2%
Gold Fields, Ltd	52,345	942,959
Gold Fields, Ltd. ADR	116,700	2,097,099
Impala Platinum Holdings, Ltd	137,838	4,430,814
Sasol, Ltd	70,761	2,428,610
Standard Bank Group, Ltd	244,594	3,821,201
Telkom SA, Ltd.†	218,765	5,335,977

		19,056,660

SOUTH KOREA — 15.9%
Daelim Industrial Co.†	35,220	4,124,070

Daewoo Shipbuilding & Marine Engineering Co., Ltd	51,610	$2,086,696
GS Engineering & Construction Corp	37,280	3,698,286
Hankook Tire Co., Ltd	177,250	3,243,682
Hite Brewery Co., Ltd	14,370	2,025,903
Hyundai Mipo Dockyard Co., Ltd	13,150	2,651,848
Hyundai Steel Co	83,570	3,450,437
Kookmin Bank†	39,552	3,548,521
Korea Investment Holdings Co., Ltd	21,410	1,263,659
LG Dacom Corp	97,500	2,390,740
POSCO†	3,508	1,473,256
Samsung Corp,	77,820	3,275,078
Samsung Electronics Co., Ltd.†	17,593	10,772,996
Samsung Electronics Co., Ltd. GDR†*	1,771	543,697
Shinhan Financial Group Co., Ltd ADR	7,400	829,984
Shinhan Financial Group Co., Ltd	57,240	3,221,653

		48,600,506

TAIWAN — 10.6%
AU Optronics Corp	2,908,000	4,616,472
China Life Insurance Co., Ltd.†	5,236,000	2,236,940
China Steel Corp	1,640,945	1,853,930
Chunghwa Telecom Co., Ltd	1,327,000	2,500,025
Formosa Chemicals & Fibre Corp	1,565,000	2,898,770
HON HAI Precision Industry Co., Ltd	568,068	3,743,249
MediaTek, Inc	197,000	2,448,100
Novatek Microelectronics Corp., Ltd	537,000	2,634,216
Taiwan Semiconductor Manufacturing Co., Ltd	1,728,989	3,529,411
Vanguard International Semiconductor Corp	2,654,000	2,213,983
Wistron Corp	2,431,588	3,610,795

		32,285,891

THAILAND — 0.2%
Krung Thai Bank PCL	2,203,122	687,008

TURKEY — 1.0%
Turkcell Iletisim Hizmetleri AS	556,381	3,084,106

UNITED ARAB EMIRATES — 1.4%
Emaar Properties PJSC	1,482,488	4,339,068

TOTAL COMMON STOCK (cost $243,183,065)		277,816,265

Preferred Stock — 4.6%

BRAZIL — 4.2%
Cia de Bebidas das Americas ADR	41,200	2,406,904
Cia Energetica de Minas Gerais†	916	32
Cia Vale do Rio Doce ADR	118,050	4,036,130
Petroleo Brasileiro SA ADR	71,925	6,417,148

		12,860,214

SOUTH KOREA — 0.4%
Samsung Electronics Co., Ltd	2,653	1,247,960

TOTAL PREFERRED STOCK (cost $6,065,560)		14,108,174

TOTAL EQUITIES (cost $249,248,625)		291,924,439

Rights — 0.0%

PHILIPPINES
Union Bank Phillipines Expires 05/04/07	67,977	$0

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $249,248,625)		291,924,439

Repurchase Agreement — 4.0%

Agreement with Bank of America NA, bearing interest at 5.20% dated 4/30/07 to be repurchased 5/01/07 in the amount of $12,163,733 and collateralized by Federal Home Loan Bank Bills, bearing interest at 5.63% due 10/02/08 and having an approximate value of $12,404,031

(cost $12,162,000)	$12,162,000	$12,162,000

TOTAL INVESTMENTS (cost $261,410,625)(1)	99.5%	304,086,439
Other assets less liabilities	0.5	1,566,876

NET ASSETS	100.0%	$305,653,315

†	Non-income producing security

*	Securities exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At April 30, 2007, the aggregate value of these securities was $9,715,700 representing 3.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis

(2)	Fair valued security; See Note 1

(3)	Illiquid security

(4)	To the extent permitted by the Statement of Additional Information, the Emerging Markets Portfolio may invest in restricted securities. These restricted securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2007, the Emerging Markets Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Fertilizantes Heringer SA Common Stock	4/11/07	450,350	$3,768,156	$3,946,743	$9	1.29%

(5)	A substantial number of the Fund’s holdings were valued using fair value procedures at April 30, 2007. At April 30, 2007, the aggregate value of these securities was $196,349,032 representing 64.2% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.

ADR	— American Depository Receipt

GDR	— Global Depository Receipt
Open Forward Foreign Currency Contracts

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Appreciation

*CLP	541,965,400	USD	1,008,871	8/1/2007	$22,240

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	(Depreciation)

*USD	1,001,784	CLP	541,965,400	8/1/2007	$(29,326)

Net Unrealized Appreciation (Depreciation)					$(7,086)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.
CLP — Chilean Peso
Equity Swaps #

			Fixed payments	Total return	Unrealized
	Notional amount		received (paid) by	received by or paid	appreciation
Swap Counterparty	(000's)	Termination Date	Portfolio per annum	by Portfolio	(depreciation)

				iShares MSCI
			(6 months USD - LIBOR	Emerging Markets
UBS	$1,838	10/24/07	minus 300 Bps)	Index	$(1,231)

				iShares MSCI
			(6 months USD LIBOR	Emerging Markets
UBS	3,311	10/25/07	minus 300 Bps)	Index	(72,298)

				MSCI Daily Total
				Return Net Emerging
			(12 months USD LIBOR	Markets India USD
Merrill Lynch	5,239	02/08/08	minus 300 Bps)	Index	264,218

TOTAL					$190,689

# Fair valued security; See Note 1

Industry Allocation*
Banks-Commercial	9.4%
Oil Companies-Integrated	9.2
Electronic Components-Semiconductors	5.5
Telephone-Integrated	5.4
Real Estate Operations & Development	4.8
Cellular Telecom	4.6
Oil Companies-Exploration & Production	4.4
Repurchase Agreements	4.0
Diversified Minerals	3.5
Telecom Services	3.3
Electronic Components-Misc.	2.7
Semiconductors Components-Intergrated Circuits	2.7
Building & Construction-Misc.	2.6
Steel-Producers	2.2
Building-Heavy Construction	2.1
Casino Hotels	1.8
Agricultural Operations	1.7
Coal	1.7
Diversified Financial Services	1.7
Electric-Generation	1.7
Brewery	1.5
Shipbuilding	1.5
Building-Residential/Commerical	1.4
Platinum	1.4
Agricultural Chemicals	1.3
Building Products-Cement	1.3
Airlines	1.2
Computers	1.2
Import/Export	1.1
Rubber-Tires	1.1
Mining	1.0
Auto-Cars/Light Trucks	0.9
Chemicals-Diversified	0.9
Petrochemicals	0.9
Power Converter/Supply Equipment	0.9
Applications Software	0.8
Transport-Marine	0.8
Web Portals/ISP	0.8
Wire & Cable Products	0.8
Insurance-Life/Health	0.7
Insurance-Multi-line	0.7
Real Estate Management/Services	0.7
Electric-Integrated	0.6
Medical-Generic Drugs	0.5
Entertainment Software	0.3
Computer Software	0.2

99.5%

*	Calculated as a percentage of Net Assets

SUNAMERICA SERIES TRUST
FOREIGN VALUE PORTFOLIO
Portfolio of Investments – April 30, 2007
(unaudited)

Common Stock — 95.3%	Shares/ Principal Amount	Value (Note 1)(2)

AUSTRALIA — 1.2%
National Australia Bank, Ltd.	188,228	$6,691,906

BERMUDA — 1.6%
ACE, Ltd.	78,810	4,686,043
XL Capital, Ltd., Class A	61,300	4,780,174

		9,466,217

BRAZIL — 1.9%
Empressa Brasileira de Aeronautica SA ADR	109,830	5,152,125
Tele Norte Leste Participacoes SA ADR	347,770	5,692,995

		10,845,120

CANADA — 2.3%
BCE, Inc.	135,987	4,581,092
Jean Coutu Group, Inc., Class A	299,800	4,051,716
Loblaw Cos., Ltd.	103,200	4,649,068

		13,281,876

DENMARK — 1.9%
Vestas Wind Systems A/S†	168,043	10,852,884

FINLAND — 2.1%
Stora Enso Oyj	346,270	6,321,691
UPM-Kymmene Oyj	233,554	5,752,470

		12,074,161

FRANCE — 12.4%
Accor SA	65,376	6,142,569
Axa	128,604	5,878,265
Compagnie Generale des Etablissements Michelin, Class B	78,705	9,989,547
France Telecom SA	449,090	13,091,609
Sanofi-Aventis	125,408	11,515,845
Suez SA	111,988	6,352,944
Thomson	413,010	7,976,901
Total SA	99,150	7,320,400
Valeo SA	62,244	3,557,054

		71,825,134

GERMANY — 8.7%
Bayerische Motoren Werke AG	137,130	8,467,928
Celesio AG	54,236	3,889,074
Deutsche Post AG	246,453	8,507,108
E.ON AG	55,466	8,348,865
Infineon Technologies AG	392,450	6,119,754
Muenchener Rueckversicherungs AG	30,680	5,451,263
Siemens AG	80,540	9,726,233

		50,510,225

HONG KONG — 2.2%
Cheung Kong Holdings, Ltd.	385,000	4,998,831
Hutchison Whampoa, Ltd.	449,000	4,321,866
Swire Pacific, Ltd., Class A	298,500	3,412,549

		12,733,246

ISRAEL — 0.7%
Check Point Software Technologies†	169,220	3,985,131

ITALY — 3.5%
Eni SpA	159,856	5,304,495
Mediaset SpA	540,982	6,112,306
UniCredito Italiano SpA	851,844	8,731,598

		20,148,399

JAPAN — 5.4%
FUJIFILM Holdings Corp.	138,600	5,683,525
Mabuchi Motor Co., Ltd.	77,700	4,832,153
Mitsubishi UFJ Financial Group, Inc.	203	2,122,292
Nintendo Co., Ltd.	16,900	5,257,774
Olympus Corp.	111,000	3,877,699
Sony Corp.	114,300	6,088,155
Takeda Pharmaceutical Co., Ltd.	53,600	3,474,493

		31,336,091

MEXICO — 0.6%
Telefonos de Mexico SA de CV ADR	93,510	3,192,431

NETHERLANDS — 7.7%
ING Groep NV	239,288	10,862,498
Koninklijke Philips Electronics NV	149,189	6,101,142
Reed Elsevier NV	175,197	3,287,129
Royal Dutch Shell PLC ADR	124,868	8,829,416
SBM Offshore NV	101,800	3,632,913
Unilever NV	218,757	6,656,647
Vedior NV	191,480	5,075,122

		44,444,867

NORWAY — 1.4%
Telenor ASA	424,640	7,950,555

PORTUGAL — 1.0%
Portugal Telecom SGPS SA	409,647	5,841,468

SINGAPORE — 1.4%
DBS Group Holdings, Ltd.	349,300	4,841,707
Singapore Telecommunications, Ltd.	1,582,000	3,424,329

		8,266,036

SOUTH KOREA — 4.1%
Hyundai Motor Co.	21,594	1,367,964
Kookmin Bank ADR	73,720	6,621,530
KT Corp. ADR	85,380	1,934,711
Samsung Electronics Co., Ltd. GDR†*	34,213	10,503,391
SK Telecom Co., Ltd. ADR	134,130	3,330,448

		23,758,044

SPAIN — 4.3%
Banco Santander Central Hispano SA	328,614	5,857,941
Repsol YPF SA ADR	248,630	8,174,954
Telefonica SA	481,565	10,741,801

		24,774,696

SWEDEN — 3.0%
Atlas Copco AB, Class A	166,130	6,306,139
Nordea Bank AB	388,361	6,667,636
Securitas AB, Class B	239,090	3,635,314
Securitas Systems AB, Class B	239,090	880,522

		17,489,611

SWITZERLAND — 4.0%
Lonza Group AG	72,266	7,031,858
Nestle SA	11,510	4,560,013
Swiss Reinsurance	67,985	6,409,625

UBS AG	74,254	4,812,548

		22,814,044

TAIWAN — 1.6%
Chunghwa Telecom Co., Ltd. ADR	297,845	5,927,116
Compal Electronics, Inc. GDR†*	792,368	3,533,961

		9,461,077

THAILAND — 0.2%
Advanced Info Service Public Co., Ltd.	633,200	1,409,762

UNITED KINGDOM — 22.1%
Aviva PLC	307,780	4,828,831
BAE Systems PLC	738,961	6,706,751
BP PLC	793,332	8,913,681
British Sky Broadcasting Group PLC	804,933	9,218,209
Cadbury Schweppes PLC	424,579	5,601,296
Compass Group PLC	1,323,258	9,574,077
GKN PLC	273,326	2,101,159
GlaxoSmithKline PLC	353,467	10,227,087
Group 4 Securicor PLC	1,315,070	6,003,110
HSBC Holdings PLC	378,145	6,936,080
Kingfisher PLC	803,580	4,342,795
National Grid PLC	207,585	3,247,920
Pearson PLC	226,151	3,866,633
Rentokil Initial PLC	1,361,824	4,686,981
Rolls-Royce Group PLC	620,721	5,931,350
Rolls-Royce Group PLC – Class B	36,746,683	73,482
Royal Bank of Scotland Group PLC	196,891	7,534,574
Shire PLC	225,786	5,273,614
Smiths Group PLC	253,870	5,486,319
Vodafone Group PLC	4,207,268	11,976,388
William Morrison Supermarkets PLC	620,660	3,787,263
Yell Group PLC	159,462	1,544,005

		127,861,605

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $373,924,573)		551,014,586

Repurchase Agreement — 3.9%

Repurchase agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 04/30/07, to be repurchased 05/01/07 in the amount of $22,630,886 and collateralized by $18,630,000 Federal Farm Credit Bank Bonds, bearing interest at 5.41% due 04/17/36 having an approximate value of $19,049,175, and $3,935,000 Federal National Mtg. Assoc. Bonds bearing interest at 6.00%, due 04/18/36 and having an approximate value of $4,033,375 (cost $22,629,000)	$22,629,000	22,629,000

TOTAL INVESTMENTS (cost $396,553,573)(1)	99.2%	573,643,586
Other assets less liabilities	0.8	4,624,833

NET ASSETS	100.0%	$578,268,419

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of these securities was $14,037,352 representing 2.4% of net assets. Unless otherwise indicated these securities are not considered illiquid.

(1)	See Note 4 of cost of investments on a tax basis

(2)	A substantial number of the Fund’s holdings were valued using fair value procedures at April 30, 2007. At April 30, 2007, the aggregate value of these securities was $461,314,802 representing 79.8% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.

ADR	— American Depository Receipt

GDR	— Global Depository Receipt

Industry Allocation*
Banks-Commercial	9.7%
Telephone-Integrated	7.0
Oil Companies-Integrated	6.7
Insurance-Multi-line	5.4
Medical-Drugs	5.3
Repurchase Agreements	3.9
Telecom Services	3.8
Aerospace/Defense	3.1
Cellular Telecom	2.9
Electronic Components-Semiconductors	2.9
Food-Misc.	2.9
Diversified Manufactured Operations	2.6
Television	2.6
Electric-Integrated	2.5
Audio/Video Products	2.4
Paper & Related Products	2.1
Insurance-Reinsurance	2.0
Electronic Components-Misc.	1.9
Power Converter/Supply Equipment	1.9
Auto-Cars/Light Trucks	1.7
Food-Catering	1.7
Rubber-Tires	1.7
Photo Equipment & Supplies	1.6
Food-Retail	1.5
Transport-Services	1.5
Diversified Operations	1.3
Chemicals-Specialty	1.2
Hotels/Motels	1.1
Machinery-Construction & Mining	1.1
Auto/Truck Parts & Equipment-Original	1.0
Electronic Security Devices	1.0
Human Resources	0.9
Real Estate Operations & Development	0.9
Toys	0.9
Diversified Operations/Commercial Services	0.8
Finance-Investment Banker/Broker	0.8
Publishing-Books	0.8
Security Services	0.8
Internet Security	0.7
Medical-Wholesale Drug Distribution	0.7
Multimedia	0.7
Retail-Building Products	0.7
Retail-Drug Store	0.7
Computers	0.6
Electric-Distribution	0.6
Oil-Field Services	0.6

99.2%

*	Calculated as a percentage of Net Assets

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2007 — (unaudited)
Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP’’). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.
Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.
Senior Secured Floating Rate Loans (“Loans’’) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.
Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked to market daily based upon quotations from market makers. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund.
Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Note 2. Repurchase Agreements:
At April 30, 2007, the following Portfolios held a percentage of an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co:

	Percentage	Principal
Portfolio	Interest	Amount
“Dogs” of Wall Street	2.98%	$2,442,000
Blue Chip Growth	3.70	3,036,000
As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:
State Street Bank & Trust Co., dated April 30, 2007, bearing interest at a rate of 4.60% per annum, with a principal amount of $82,011,000 a repurchase price of $82,021,479 a maturity date of May 1, 2007. The repurchase agreement is collateralized by the following:

Type of collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	4.75%	12/31/08	$82,011,000	$83,651,225
In addition, at April 30, 2007, the following Portfolios held a percentage of undivided interest in a joint repurchase agreement with UBS Warburg AG, LLC:

	Percentage	Principal
Portfolio	Interest	Amount
Aggressive Growth	16.99%	$38,223,000
High Yield Bond	8.30	18,679,000
As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:
UBS Warburg, LLC Repurchase Agreement, dated April 30, 2007, bearing interest at a rate of 5.11% per annum, with a principal amount of $225,000,000, a repurchase price of $225,031,938 and a maturity date of May 1, 2007. The repurchase agreement is collateralized by the following:

Type of collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	3.50%	01/15/11	$60,968,000	$62,187,500
U.S. Treasury Inflation Index Bonds	2.50	07/15/16	164,032,000	167,313,120

Note 3. Transactions with Affiliates: As disclosed in the Portfolio of Investments, certain Portfolios own common stock issued by American International Group, Inc. (“AIG”) or other affiliates of AIG SunAmerica Asset Management Corp. (“Adviser”). During the three months ended April 30, 2007, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and other affiliates of the Adviser as follows:

			Market Value				Change in
			at January 31,	Cost of	Proceeds of	Realized	Unrealized	Market Value
Portfolio	Security	Income	2007	Purchases	Sales	Gain/(Loss)	Gain(Loss)	at April 30, 2007
Equity Index	AIG	$1,210	$514,675	$—	$12,669	$1,080	$9,424	$512,510
Note 4. Federal Income Taxes: The amount of aggregate unrealized gain (loss) and the cost of investment securities for Federal Income tax purposes, including short-term securities and repurchase agreement, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
	Gain	Loss	Net	Investments
Cash Management	$4,264	$(15,955)	$(11,691)	$483,019,327
Corporate Bond	11,840,541	(5,229,045)	6,611,496	654,545,438
Global Bond	6,798,825	(2,298,057)	4,500,768	151,958,479
High-Yield Bond	35,088,247	(9,508,144)	25,580,103	346,679,241
Worldwide High Income	6,529,853	(3,162,875)	3,366,978	81,719,132
SunAmerica Balanced	19,105,489	(1,806,960)	17,298,529	225,781,193
MFS Total Return	132,421,787	(15,764,812)	116,656,975	1,045,809,841
Telecom Utility	1,868,338	(2,314,406)	(446,068)	60,130,844
Equity Index	11,020,223	(6,389,033)	4,631,190	33,305,107
Growth-Income	157,404,946	(2,431,443)	154,973,503	445,008,985
Federated American Leaders	10,611,369	(2,733,935)	7,877,434	216,067,631
Davis Venture Value	1,027,065,987	(15,218,007)	1,011,847,980	1,608,935,385
“Dogs” of Wall Street	9,165,575	(2,207,986)	6,957,589	94,230,036
Alliance Growth	123,305,524	(8,913,971)	114,391,553	801,524,627
Goldman Sachs Research	683,918	(486,790)	197,128	29,371,792
MFS Massachusetts Investors Trust	49,208,370	(2,522,890)	46,685,480	197,961,161
Putnam Growth: Voyager	5,970,473	(2,630,234)	3,340,239	155,228,073
Blue Chip Growth	4,775,151	(799,194)	3,975,957	43,592,745
Real Estate	91,843,472	(1,589,846)	90,253,626	271,030,822
Small Company Value	7,519,062	(1,039,302)	6,479,760	46,863,097
MFS Mid-Cap Growth	5,020,680	(4,668,995)	351,685	237,183,373
Aggressive Growth	8,329,789	(1,785,375)	6,544,414	185,691,013
Growth Opportunities	6,013,135	(1,171,226)	4,841,909	69,104,743
Marsico Growth	37,949,450	(342,429)	37,607,021	110,550,927
Technology	985,431	(848,988)	136,443	36,158,346
Small & Mid Cap Value	70,923,304	(8,079,397)	62,843,907	318,177,381
International Growth and Income	83,443,960	(3,914,593)	79,529,367	457,823,637
Global Equities	55,523,026	(1,290,286)	54,232,740	208,419,845
International Diversified Equities	171,729,090	(9,802,395)	161,926,695	375,080,972
Emerging Markets	45,614,763	(3,208,409)	42,406,354	261,680,085
Foreign Value	176,300,369	(663,255)	175,637,114	398,006,472
Note 5. Other Matters: On February 9, 2006, American International Group, Inc. (“AIG’’), the parent company and an affiliated person of AIG SAAMCo (“Adviser’’) and AIG SunAmerica Capital Services, Inc., the distributor of the Portfolios (“Distributor), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC’’). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.
AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act’’). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.
Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (“DOJ’’), the Attorney General of the State of New York (“NYAG’’) and the New York State Department of Insurance (“DOI’’), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.
As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.
Subject to receipt of permanent relief, the Adviser and Distributor believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Portfolios.
ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.
a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3 (c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust
By:	/s/ Vincent M. Marra
Vincent M. Marra
President
Date: June 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: June 28, 2007